As filed with the Securities and Exchange Commission on August 13, 2003

File Nos. 33-12113

811-5028

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement

UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 84	☒
and
Registration Statement	☒
UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 98	☒

PIMCO FUNDS: Pacific Investment Management Series

(Exact Name of Registrant as Specified in Charter)

840 Newport Center Drive

Newport Beach, California 92660

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including area code:

(949) 720-6533

Robert W. Helm, Esq. Dechert LLP 1775 I Street, N.W. Washington, D.C. 20006	R. Wesley Burns Pacific Investment Management Company 840 Newport Center Drive Newport Beach, California 92660

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☒	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

EXPLANATORY NOTE

This Amendment to the Registration Statement of PIMCO Funds: Pacific Investment Management Series (the “Trust”) on Form N-1A (File No. 33-12113) is being filed (i) to register Institutional Class and Administrative Class shares of the PIMCO All Asset All Authority Fund; and (ii) to make other non-material changes.

This Amendment does not affect the following prospectuses, each of which is incorporated herein by reference to the noted filing: (i) the “Institutional Prospectus” dated July 31, 2003, for the Institutional and Administrative Class shares of the PIMCO All Asset, California Intermediate Municipal Bond, California Municipal Bond, Convertible, Diversified Income, Emerging Markets Bond, European Convertible, Foreign Bond, Global Bond, Global Bond II, GNMA, High Yield, Investment Grade Corporate Bond, Long-Term U.S. Government, Low Duration, Low Duration II, Low Duration III, Moderate Duration, Money Market, Municipal Bond, New York Municipal Bond, Real Return, Real Return II, Real Return Asset, Short Duration Municipal Income, Short-Term, StocksPLUS, StocksPLUS Total Return, Strategic Balanced, Total Return, Total Return II, Total Return III, and Total Return Mortgage Funds (collectively, the “Funds”), which was filed pursuant to Rule 485(b) on July 31, 2003; (ii) the “Class D Prospectus” dated July 31, 2003, for Class D shares of certain of the Funds, which was filed pursuant to Rule 485(b) on July 31, 2003; (iii) the “Advisor Class Prospectus” dated July 31, 2003, for Advisor Class shares of the Funds, which was filed pursuant to Rule 485(b) on July 31, 2003; (iv) the “Class R Prospectus” dated July 31, 2003, for Class R shares of certain of the Funds, which was filed pursuant to Rule 485(b) on July 31, 2003; (v) the prospectus dated July 31, 2003, for Class A, B and C shares of the PIMCO Total Return Fund, which was filed pursuant to Rule 485(b) on July 31, 2003; (vi) the prospectus dated July 31, 2003, for shares of the PIMCO Liquid Assets Fund, which was filed pursuant to Rule 485(b) on July 31, 2003; (vii) the prospectus dated July 31, 2003, for Class A, B and C shares of the PIMCO Municipal Bond Fund, Class A and C shares of the PIMCO Short Duration Municipal Income Fund and Class A shares of the PIMCO California Intermediate Municipal Bond, California Municipal Bond and New York Municipal Bond Funds, which was filed pursuant to Rule 485(b) on July 31, 2003; (viii) the prospectus dated July 31, 2003, for Class D shares of the PIMCO California Intermediate Municipal Bond, California Municipal Bond, Municipal Bond, New York Municipal Bond and Short Duration Municipal Income Funds, which was filed pursuant to Rule 485(b) on July 31, 2003; (ix) the “Class A, B and C Prospectus” dated July 31, 2003, for Class A, B and C shares of certain of the Funds; (x) the prospectus dated September 30, 2003, for the Institutional and Administrative Class shares of the PIMCO European StocksPLUS TR Strategy, Far East (Ex-Japan) StocksPLUS TR Strategy, International StocksPLUS TR Strategy, Japanese StocksPLUS TR Strategy, RealEstateRealReturn Strategy, and StocksPLUS Municipal-Backed Funds, which was filed pursuant to Rule 485(a) on July 17, 2003; (xi) the prospectus dated September 30, 2003, for Class A, B and C shares, and the prospectus dated September 30, 2003, for Class D shares, of the International StocksPLUS TR Strategy, RealEstateRealReturn Strategy and StocksPLUS Municipal-Backed Funds, which were filed pursuant to Rule 485(a) on August 1, 2003 and (xii) the prospectus dated October 2003, for Institutional and Administrative Class shares of the StocksPLUS Short Strategy Fund, filed pursuant to Rule 485(a) on August 4, 2003.

PIMCO Funds Prospectus

Pacific

Investment

Management

Series

October     , 2003

Share Classes

Ins      Institutional

Adm   Administrative

STRATEGIC ASSET ALLOCATION FUNDS

All Asset All Authority Fund

This cover is not part of the prospectus

PIMCO Funds Prospectus

PIMCO Funds:

Pacific Investment

Management Series

October     , 2003

Share Classes

Institutional

and

Administrative

This prospectus describes the PIMCO All Asset All Authority Fund (“Fund”) offered by PIMCO Funds: Pacific Investment Management Series (the “Trust”). The Fund provides access to the professional investment advisory services offered by Pacific Investment Management Company LLC (“PIMCO”). As of June 30, 2003, PIMCO managed approximately $348.8 billion in assets. The firm’s institutional heritage is reflected in the PIMCO Funds offered in this prospectus.

This prospectus explains what you should know about the Fund before you invest. Please read it carefully.

The Securities and Exchange Commission has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Summary Information

The table below describes certain investment characteristics of the Fund. Other important characteristics are described in the Fund Summary beginning on page 3. Following the table are certain key concepts which are used throughout the prospectus.

		Main Investments	Duration	Credit Quality(1)	Non- U.S. Dollar Denominated Securities(2)

Strategic Asset Allocation Funds	All Asset All Authority	Underlying PIMCO Funds except the All Asset and Strategic Balanced Funds	Average of Funds held(3)	Average of Funds held(3)	Average of Funds held(3)

(1)	As rated by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Service (“S&P”), or if unrated, determined by PIMCO to be of comparable quality.
(2)	The Fund may invest beyond these limits in U.S. dollar-denominated securities of non-U.S. issuers.
(3)	The Fund does not invest in securities directly, but in other PIMCO Funds.

The Fund is intended for investors who prefer to have their asset allocation decisions made by professional money managers. The Fund may invest in any other fund of the Trust except the All Asset and Strategic Balanced Funds. The PIMCO Funds in which the Fund invests are called Underlying Funds in this Prospectus. Please see the “Descriptions of Underlying Funds” in this prospectus for more information about the Underlying Funds.

Fixed Income Instruments

The term “Fixed Income Instruments,” as used in this prospectus includes:

•	securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”);
•	corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
•	mortgage-backed and other asset-backed securities;
•	inflation-indexed bonds issued both by governments and corporations;
•	structured notes, including hybrid or “indexed” securities, event-linked bonds and loan participations;
•	delayed funding loans and revolving credit facilities;
•	bank certificates of deposit, fixed time deposits and bankers’ acceptances;
•	repurchase agreements and reverse repurchase agreements;
•	debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
•	obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
•	obligations of international agencies or supranational entities.

Duration

Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Similarly, a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.

Credit Ratings

In this prospectus, references are made to credit ratings of debt securities which measure an issuer’s expected ability to pay principal and interest over time. Credit ratings are determined by rating organizations, such as S&P or

Moody’s. The following terms are generally used to describe the credit quality of debt securities depending on the security’s credit rating or, if unrated, credit quality as determined by PIMCO:

•	high quality
•	investment grade
•	below investment grade (“high yield securities” or “junk bonds”)

For a further description of credit ratings, see “Appendix A—Description of Securities Ratings.”

Fund Descriptions, Performance and Fees

The following summary identifies the Fund’s investment objective, principal investments and strategies, principal risks, performance information and fees and expenses. A more detailed “Summary of Principal Risks” describing principal risks of investing in the Fund begins after the Fund Summary. Investors should be aware that the investments made by the Fund and the results achieved by the Fund at any given time are not expected to be the same as those made by other mutual funds for which PIMCO acts as investment adviser, including mutual funds with names, investment objectives and policies similar to the Fund.

It is possible to lose money on investments in the Fund.

An investment in the Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

PIMCO All Asset All Authority Fund

Principal Investments and Strategies	Investment Objective Seeks maximum real return, consistent with preservation of real capital and prudent investment management	Fund Focus Underlying PIMCO Funds Average Portfolio Duration Average of Funds held	Credit Quality Average of Funds held Dividend Frequency Declared and distributed quarterly

The Fund seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares of any other Fund of the Trust except the All Asset and Strategic Balanced Funds. The PIMCO Funds in which the All Asset All Authority Fund invests are called Underlying Funds in this prospectus. The Fund invests its assets in shares of the Underlying Funds and does not invest directly in stocks or bonds of other issuers. Research Affiliates, the Fund’s asset allocation sub-adviser, determines how the Fund allocates and reallocates its assets among the Underlying Funds. The asset allocation sub-adviser attempts to diversify the Fund’s assets broadly among the Underlying Funds. Please see the “Descriptions of Underlying Funds” in this prospectus for information about the Underlying Funds’ investment styles and primary investments.

The Fund may invest in any or all of the Underlying Funds, but will not normally invest in every Underlying Fund at any particular time. The Fund’s investment in any particular Underlying Fund normally will not exceed 50% of its total assets. The Fund’s investment in the StocksPLUS Short Strategy Fund will not exceed 20% of its total assets. The Fund’s combined investments in the StocksPLUS, StocksPLUS Municipal-Backed and StocksPLUS Total Return Funds (“U.S. Stock Funds”) normally will not exceed 50% of its total assets. The Fund’s combined investments in the European StocksPLUS TR Strategy, Far East (Ex-Japan) StocksPLUS TR Strategy, International StocksPLUS TR Strategy and Japanese StocksPLUS TR Strategy Funds (“Non-U.S. Stock Funds”) normally will not exceed 33 1/3% of its total assets. The Fund’s combined investments in the U.S. Stock Funds and Non-U.S. Stock Funds (less any investment in the StocksPLUS Short Strategy Fund) normally will not exceed 66 2/3% of its total assets. In addition, the Fund’s combined investments in the CommodityRealReturn Strategy, Real Return, Real Return II, Real Return Asset and RealEstateRealReturn Strategy Funds normally will not exceed 66 2/3% of its total assets.

The Fund’s assets are not allocated according to a predetermined blend of shares of the Underlying Funds. Instead, when making allocation decisions among the Underlying Funds, the Fund’s asset allocation sub-adviser considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. These data include projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends data relating to trade balances and labor information. The Fund’s asset allocation sub-adviser has the flexibility to reallocate the Fund’s assets among any or all of the Underlying Funds based on its ongoing analyses of the equity, fixed income and commodity markets, although these shifts are not expected to be large or frequent in nature.

The Fund may use leverage by borrowing for investment purposes. The Fund will borrow only from banks, and only when the value of the Fund’s assets, minus its liabilities other than borrowings, equals or exceeds 300% of the Fund’s total borrowings, including the proposed borrowing. If at any time this 300% coverage requirement is not met, the Fund will, within three business days, decrease its borrowings to the extent required. Borrowing requires the payment of interest and other loan costs. To make such payments, the Fund may be forced to sell portfolio securities when it is not otherwise advantageous to do so. At times when the Fund’s borrowings are substantial, the interest expense to the Fund may result in the Fund having little or no investment income. The use of leverage by borrowing creates the potential for greater gains to shareholders of the Fund during favorable market conditions and the risk of magnified losses during adverse market conditions. To the extent that the Fund invests in Underlying Funds that also use leverage, the leverage risk will be compounded.

The Fund is a “fund of funds,” which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds. The cost of investing in the Fund will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in the Fund, an investor will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to shareholders and may therefore increase the amount of taxes payable by shareholders. In addition to the Underlying Funds, the Fund may invest in additional PIMCO Funds created in the future at the discretion of PIMCO and without shareholder approval.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect the net asset value, yield and total return of the Fund are:

• Allocation Risk	• Underlying Fund Risks

Among the principal risks of investing in the Underlying Funds, and consequently the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk • Liquidity Risk • Derivatives Risk • Commodity Risk	• Mortgage Risk • Foreign Investment Risk • Emerging Markets Risk • Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk	• California State-Specific Risk • New York State-Specific Risk • European Concentration Risk • Far Eastern Concentration Risk • Japanese Concentration Risk • Real Estate Risk • Short Strategy Risk

Please see “Summary of Principal Risks” following the Fund Summary for a description of these and other risks associated with the Underlying Funds and an investment in the Fund.

Performance Information

The Fund measures its performance against two benchmarks. The Fund’s primary benchmark is the Lehman Global Real: U.S. TIPS 1-10 Year Index, which is an unmanaged market index comprised of all U.S. inflation-linked indexed securities with maturities of 1 to 10 years. The Fund’s secondary benchmark is created by adding [8%] to the annual percentage change in the Consumer Price Index (“CPI”) (specifically, the CPI for All Urban Consumers). The CPI measures inflation as experienced by consumers in their day-to-day living expenses. Specifically, the CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. The CPI is periodically determined by the U.S. Department of Labor, Bureau of Labor Statistics. The Fund does not have a full calendar year of performance. Thus, no bar chart or annual returns table is included for the Fund.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Underlying Fund Expenses	Total Annual Fund Operating Expenses	Expense Reduction(2)	Net Fund Operating Expenses

Institutional	0.25%	None	[0.05]%	0.69%	____%	____%	0.99%

Administrative	0.25	0.25%	[0.05]	0.69	____	____	1.24

(1)	“Other Expenses,” which are based on estimated amounts for the initial fiscal year of the class, reflect an administrative fee of 0.05%, organizational expenses and pro rata Trustees fees.
(2)	PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to reduce Total Annual Fund Operating Expenses for the Institutional and Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses, 0.99% and 1.24%, respectively, of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples.    The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3

Institutional	$	$

Administrative

Summary of Principal Risks

The value of your investment in the Fund changes with the values of the Fund’s investments in the Underlying Funds. Many factors can affect those values. The factors that are most likely to have a material effect on the Fund’s portfolio as a whole are called “principal risks.” The principal risks of the Underlying Funds are identified in the Fund Summary and are described in this section. The Fund and each Underlying Fund may be subject to additional principal risks and risks other than those described below because the types of investments made by an Underlying Fund can change over time. Securities and investment techniques mentioned in this summary that appear in bold type are described in greater detail under “Characteristics and Risks of Securities and Investment Techniques.” That section and “Investment Objectives and Policies” in the Statement of Additional Information also include more information about the Underlying Funds, their investments and the related risks. There is no guarantee that the Fund or the Underlying Funds will be able to achieve its investment objective. It is possible to lose money by investing in the Fund.

Interest Rate Risk

As interest rates rise, the value of fixed income securities held by an Underlying Fund are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

Credit Risk

An Underlying Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest.

High Yield Risk

Underlying Funds that invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) may be subject to greater levels of interest rate, credit and liquidity risk than Underlying Funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce an Underlying Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, an Underlying Fund may lose its entire investment.

Market Risk

The market price of securities owned by an Underlying Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Issuer Risk

The value of a security owned by an Underlying Fund may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Liquidity Risk

Liquidity risk exists when particular investments are difficult to purchase or sell. An Underlying Fund’s investments in illiquid securities may reduce the returns of the Underlying Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Underlying Funds with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Derivatives Risk

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Underlying Funds may use are referenced under “Characteristics and Risks of Securities and Investment Techniques—Derivatives” in this prospectus and described in more detail under “Investment Objectives and Policies” in the Statement of Additional Information. The Underlying Funds typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Underlying Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. An Underlying Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. An Underlying Fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that an Underlying Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Commodity Risk

An Underlying Fund’s investments in commodity-linked derivative instruments may subject the Underlying Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Mortgage Risk

An Underlying Fund that purchases mortgage-related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, an Underlying Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of an Underlying Fund because the Underlying Fund will have to reinvest that money at the lower prevailing interest rates.

Foreign (Non-U.S.) Investment Risk

An Underlying Fund that invests in foreign securities may experience more rapid and extreme changes in value than an Underlying Fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect an Underlying Fund’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, an Underlying Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that an Underlying Fund invests a significant portion of its assets in a concentrated geographic area like Eastern Europe or Asia, the Underlying Fund will generally have more exposure to regional economic risks associated with foreign investments.

Emerging Markets Risk

Foreign investment risk may be particularly high to the extent that an Underlying Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

Currency Risk

Underlying Funds that invest directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, an Underlying Fund’s investments in foreign currency-denominated securities may reduce the returns of the Underlying Fund.

Leveraging Risk

Underlying Funds may engage in certain transactions that give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolios securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, the Underlying Funds will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause an Underlying Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause an Underlying Fund to be more volatile than if the Underlying Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of an Underlying Fund’s portfolio securities.

Smaller Company Risk

The general risks associated with fixed income securities are particularly pronounced for securities issued by companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. As a result, they may be subject to greater levels of credit, market and issuer risk. Securities of smaller companies may trade less frequently and in lesser volumes than more widely held securities and their values may fluctuate more sharply than other securities. Companies with medium-sized market capitalizations may have risks similar to those of smaller companies.

Management Risk

Each Underlying Fund is subject to management risk because it is an actively managed investment portfolio. PIMCO and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Underlying Funds, but there can be no guarantee that these will produce the desired results.

California State-Specific Risk

An Underlying Fund that concentrates its investments in California municipal bonds may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal. Provisions of the California Constitution and State statutes which limit the taxing and spending authority of California governmental entities may impair the ability of California issuers to pay principal and/or interest on their obligations. While California’s economy is broad, its does have major concentrations in high technology, aerospace and defense-related manufacturing, trade, entertainment, real estate and financial services, and may be sensitive to economic problems affecting those industries. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulations, litigation and voter initiatives could have an adverse effect on the debt obligations of California issuers.

New York State-Specific Risk

An Underlying Fund that concentrates its investments in New York municipal bonds may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal. Certain issuers of New York municipal bonds have experienced serious financial difficulties in the past and a reoccurrence of these difficulties may impair the ability of certain New York issuers to pay principal or interest on their obligations. The financial health of New York City affects that of the State, and when New York City experiences financial difficulty it may have an adverse affect on New York municipal bonds held by the Underlying Fund. The growth rate of New York has at times been somewhat slower than the nation overall. The economic and financial condition of New York also may be affected by various financial, social, economic and political factors.

European Concentration Risk

When an Underlying Fund concentrates its investments in Europe, it may be affected significantly by economic, regulatory or political developments affecting European issuers. All countries in Europe may be significantly affected by fiscal and monetary controls implemented by the European Economic and Monetary Union. Eastern European markets are relatively undeveloped and may be particularly sensitive to economic and political events affecting those countries.

Far Eastern (excluding Japan) Concentration Risk

An Underlying Fund that concentrates its investments in the Far East (excluding Japan) may be affected significantly by economic, regulatory or political developments affecting Far Eastern issuers. The economies and financial markets of many Far Eastern countries have been erratic in recent years, and several countries’ currencies have fluctuated dramatically in value relative to the U.S. dollar. The trading volume on some Far Eastern stock exchanges is much lower than in the United States, making the securities of issuers traded thereon less liquid and more volatile than similar U.S. securities. Politically, several Far Eastern countries are still developing and could de-stabilize. In addition, it is possible that governments in the region could take action adverse to Far Eastern issuers, such as nationalizing industries or restricting the flow of money in and out of their countries.

Japanese Concentration Risk

An Underlying Fund that concentrates its investments in Japan may be affected significantly by economic, regulatory or political developments affecting Japanese issuers. The Japanese economy, after achieving high growth in the 1980s, faltered dramatically in the 1990s, and it continues to languish. The Japanese government has not dealt effectively with high tax and unemployment rates, unstable banking and financial service sectors, and low consumer spending; should any or all of these problems persist or worsen, the Underlying Fund could be adversely affected. A small number of industries, including the electronic machinery industry, comprise a large portion of the Japanese market, and therefore weakness in any of these industries could have profound negative impact on the entire market. In addition, Japan has few natural resources; its economy is heavily dependent on foreign trade and so it is vulnerable to trade sanctions or other protectionist measures taken by its trading partners.

Real Estate Risk

An Underlying Fund that invests in real estate-linked derivative instruments is subject to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. An investment in a real estate-linked derivative instrument that is linked to the value of a real estate investment trust (“REIT”) is subject to additional risks, such as poor performance by the manager of the REIT, adverse changes to the tax laws or failure by the REIT to qualify for tax-free pass-through of income under the Code. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming.

Issuer Non-Diversification Risk

Focusing investments in a small number of issuers, industries or foreign currencies increases risk. Underlying Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than Underlying Funds that are “diversified.” Underlying Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks. Similarly, an Underlying Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects or from issuers in the same state.

Short Sale Risk

An Underlying Fund’s short sales are subject to special risks. A short sale entails selling a borrowed security with the expectation that the price of the security will decline, so that the Underlying Fund may purchase the security at a lower price when the Underlying Fund must return the security that it borrowed. A short sale involves the sale by the Underlying Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. In order to deliver the security to the buyer, the Underlying Fund borrows the security from a third party. The Underlying Fund is then obligated to return the security to the third party, so the Underlying Fund must purchase the security at the market price at a later point in time. If the price of the security has increased during this time, then the Underlying Fund will incur a loss equal to the increase in price of the security from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the security. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Underlying Fund.

Allocation Risk

The Fund’s investment performance depends upon how its assets are allocated and reallocated between the Underlying Funds according to the Fund’s asset allocation targets and ranges. A principal risk of investing in the Fund is that the Fund’s adviser will make less than optimal or poor asset allocation decisions. The adviser attempts to identify allocations for the Underlying Funds that will provide consistent, quality performance for the Fund, but there is no guarantee that such allocation techniques will produce the desired results. It is possible that the adviser will focus on an Underlying Fund that performs poorly or underperforms other Funds under various market conditions. You could lose money on your investment in the Fund as a result of these allocation decisions.

Underlying Fund Risks

Because the Fund invests all of its assets in Underlying Funds, the risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the Underlying Funds. The ability of the Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their investment objectives. There can be no assurance that the investment objective of any Underlying Fund will be achieved.

The Fund’s net asset value will fluctuate in response to changes in the net asset values of the Underlying Funds in which it invests. The extent to which the investment performance and risks associated with the Fund correlate to those of a particular Underlying Fund will depend upon the extent to which the Fund’s assets are allocated from time to time for investment in the Underlying Fund, which will vary. To the extent that the Fund invests a significant portion of its assets in an Underlying Fund, it will be particularly sensitive to the risks associated with each of the Underlying Funds.

Management of the Fund

Investment Adviser and Administrator

PIMCO serves as the investment adviser and the administrator (serving in its capacity as administrator, the “Administrator”) for the Fund. Subject to the supervision of the Board of Trustees, PIMCO is responsible for managing the investment activities of the Fund and the Fund’s business affairs and other administrative matters.

PIMCO is located at 840 Newport Center Drive, Newport Beach, California 92660. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of June 30, 2003, PIMCO had approximately $348.8 billion in assets under management.

PIMCO has engaged Research Affiliates LLC (“Research Affiliates), a California limited liability company, to serves as the asset allocation sub-adviser to the Fund. Research Affiliates selects the Underlying Funds in which the Fund invests. Research Affiliates is located at 800 E. Colorado Blvd., 9th Floor, Pasadena, CA 91101.

Advisory Fees

The Fund will pay PIMCO fees in return for providing investment advisory services. The Fund was not operational during the fiscal year ended March 31, 2003. The investment advisory fee for the Fund is at an annual rate of 0.25%, based upon the average daily net assets of the Fund. PIMCO will pay a fee to Research Affiliates, the asset allocation sub-adviser of the Fund, at an annual rate of 0.25% of the average daily net assets of the Fund.

Administrative Fees

The Fund pays for the administrative services it requires under a fee structure which is essentially fixed. Institutional and Administrative Class shareholders of the Fund pay an administrative fee to PIMCO, computed as a percentage of the Fund’s assets attributable in the aggregate to that class of shares. PIMCO, in turn, provides or procures administrative services for Institutional and Administrative Class shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Fund will pay PIMCO monthly administrative fees at an annual rate of 0.05% (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund’s Institutional and Administrative Class shares).

Fund of Funds Fees

The Fund pays advisory and administrative fees directly to PIMCO at an annual rate of 0.05%, based on the average daily net assets attributable in the aggregate to the Fund’s Institutional Class and Administrative Class shares. The Fund also indirectly pays its proportionate share of advisory and administrative fees charged by PIMCO to the Underlying Funds in which the Fund invests.

The expenses associated with investing in a “fund of funds” are generally higher than those for mutual funds that do not invest primarily in other mutual funds. This is because shareholders in a “fund of funds” indirectly pay a portion of the fees and expenses charged at the underlying fund level. The Fund invests in Institutional Class shares of the Underlying Funds, which are not subject to any sales charges or 12b-1 fees.

The following table summarizes the annual expenses borne by Institutional Class shareholders of the Underlying Funds not offered in this prospectus. Because the All Asset All Authority Fund invests in Institutional Class shares of the Underlying Funds, shareholders of the Fund indirectly bear a proportionate share of these expenses, depending on how the Fund’s assets are allocated from time to time among the Underlying Funds.

Annual Underlying Fund Expenses

(Based on the average daily net assets attributable to an Underlying Fund’s Institutional Class Shares)

Underlying Fund	Advisory Fees	Administrative Fees	Total Fund Operating Expenses
California Intermediate Municipal Bond Fund	0.25%	0.22%	0.47%
California Municipal Bond Fund	0.25	0.22	0.47
CommodityRealReturn Strategy Fund	0.49	0.25	0.74
Convertible Fund	0.40	0.25	0.65
Diversified Income Fund	0.45	0.30	0.75
Emerging Markets Bond Fund	0.45	0.40	0.85
European Convertible Fund	0.50	0.25	0.75
European StocksPLUS TR Strategy Fund	0.55	0.30	0.85
Far East (Ex-Japan) StocksPLUS TR Strategy Fund	0.55	0.30	0.85
Foreign Bond Fund	0.25	0.25	0.50
Global Bond Fund	0.25	0.30	0.55
Global Bond Fund II	0.25	0.30	0.55
GNMA Fund	0.25	0.25	0.50
High Yield Fund	0.25	0.25	0.50
International StocksPLUS TR Strategy Fund	0.55	0.30	0.85
Investment Grade Corporate Bond Fund	0.25	0.25	0.50
Japanese StocksPLUS TR Strategy Fund	0.55	0.30	0.85
Long-Term U.S. Government Fund	0.25	0.25	0.50
Low Duration Fund	0.25	0.18	0.43
Low Duration Fund II	0.25	0.25	0.50
Low Duration Fund III	0.25	0.25	0.50
Moderate Duration Fund	0.25	0.20	0.45
Money Market Fund	0.15	0.20	0.35
Municipal Bond Fund	0.25	0.24	0.49
New York Municipal Bond Fund	0.25	0.22	0.47
Real Return Fund	0.25	0.20	0.45
Real Return Fund II	0.25	0.20	0.45
Real Return Asset Fund	0.40	0.25	0.65
RealEstateRealReturn Strategy Fund	0.49	0.25	0.74
Short Duration Municipal Income Fund	0.20	0.19	0.39
Short-Term Fund	0.25	0.20	0.45
StocksPLUS Fund	0.40	0.25	0.65
StocksPLUS Municipal-Backed Fund	0.44	0.25	0.69
StocksPLUS Short Strategy Fund	0.49	0.25	0.74
StocksPLUS Total Return Fund	0.49	0.25	0.74
Total Return Fund	0.25	0.18	0.43
Total Return Fund II	0.25	0.25	0.50
Total Return Fund III	0.25	0.25	0.50
Total Return Mortgage Fund	0.25	0.25	0.50

Individual Portfolio Managers

The following individuals have primary responsibility for managing the Fund.

Fund	Portfolio Managers	Since	Recent Professional Experience
All Asset All Authority	William H. Gross and Jeffrey Ludwig	9/03*

Mr. Gross is Managing Director, Chief Investment Officer and a founding partner of PIMCO. He leads a team which manages the European StocksPLUS TR Strategy, Far East (Ex-Japan) StocksPLUS TR Strategy, International StocksPLUS TR Strategy, Japanese StocksPLUS TR Strategy, StocksPLUS Municipal-Backed and StocksPLUS Short Strategy Funds.

Mr. Ludwig is a Senior Vice President. Prior to joining PIMCO, he served as Vice President for Credit Suisse First Boston, from 1999 to 2000, as a proprietary equity derivatives trader specializing in quantitative arbitrage strategies. From 1997 to 1999, he was Vice President of Delphi Structured Finance Corporation.

* Since inception of the Fund.

Distributor

The Trust’s Distributor is PIMCO Advisors Distributors LLC, an indirect subsidiary of Allianz Dresdner Asset Management of America L.P. The Distributor, located at 2187 Atlantic Street, Stamford, CT 06902, is a broker-dealer registered with the Securities and Exchange Commission.

Classes of Shares—

Institutional Class and Administrative Class Shares

The Trust offers investors Institutional Class and Administrative Class shares of the Fund in this prospectus.

The Trust does not charge any sales charges (loads) or other fees in connection with purchases, redemptions or exchanges of Institutional Class or Administrative Class shares of the Fund. Administrative Class shares are subject to a higher level of operating expenses than Institutional Class shares due to the additional service and/or distribution fees paid by Administrative Class shares as described below. Therefore, Institutional Class shares will generally pay higher dividends and have a more favorable investment return than Administrative Class shares.

• Service and Distribution (12b-1) Fees—Administrative Class Shares. The Trust has adopted both an Administrative Services Plan and a Distribution Plan for the Administrative Class shares of the Fund. The Distribution Plan has been adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (“1940 Act”).

Each Plan allows the Fund to use its Administrative Class assets to reimburse financial intermediaries that provide services relating to Administrative Class shares. The Distribution Plan permits reimbursement for expenses in connection with the distribution and marketing of Administrative Class shares and/or the provision of shareholder services to Administrative Class shareholders. The Administrative Services Plan permits reimbursement for services in connection with the administration of plans or programs that use Administrative Class shares of the Fund as its funding medium and for related expenses.

In combination, the Plans permit the Fund to make total reimbursements at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to its Administrative Class shares. The same entity may not receive both distribution and administrative services fees with respect to the same Administrative Class assets, but may receive fees under each Plan with respect to separate assets. Because these fees are paid out of the Fund’s Administrative Class assets on an ongoing basis, over time they will increase the cost of an investment in Administrative Class shares, and Distribution Plan fees may cost an investor more than other types of sales charges.

• Arrangements with Service Agents. Institutional Class and Administrative Class shares of the Fund may be offered through certain brokers and financial intermediaries (“service agents”) that have established a shareholder servicing relationship with the Trust on behalf of their customers. The Trust pays no compensation to such entities other than service and/or distribution fees paid with respect to Administrative Class shares. Service agents may impose additional or different conditions than the Trust on purchases, redemptions or exchanges of Fund shares by their customers. Service agents may also independently establish and charge their customers transaction fees, account fees and other amounts in connection with purchases, sales and redemptions of Fund shares in addition to any fees charged by the Trust. These additional fees may vary over time and would increase the cost of the customer’s investment and lower investment returns. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases, redemptions and exchanges. Shareholders who are customers of service agents should consult their service agents for information regarding these fees and conditions.

Purchases, Redemptions and Exchanges

Purchasing Shares

Investors may purchase Institutional Class and Administrative Class shares of the Fund at the relevant net asset value (“NAV”) of that class without a sales charge.

Institutional Class shares are offered primarily for direct investment by investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals. Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers’ investments in the Fund.

Administrative Class shares are offered primarily through employee benefit plan alliances, broker-dealers and other intermediaries, and the Fund pays service and/or distribution fees to these entities for services they provide to Administrative Class shareholders.

Pension and profit-sharing plans, employee benefit trusts and employee benefit plan alliances and “wrap account” programs established with broker-dealers or financial intermediaries may purchase shares of either class only if the plan or program for which the shares are being acquired will maintain an omnibus or pooled account for the Fund and will not require the Fund to pay any type of administrative payment per participant account to any third party. Shares may be offered to clients of PIMCO and its affiliates, and to the benefit plans of PIMCO and its affiliates.

• Investment Minimums. The minimum initial investment for shares of either class is $5 million, except that the minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000. In addition, the minimum initial investment does not apply to Institutional Class shares offered through fee-based programs sponsored and maintained by a registered broker-dealer and approved by the Distributor where each investor pays an asset based fee at an annual rate of at least 0.50% of the assets in the account to a financial intermediary for investment advisory and/or administrative services.

The Trust and the Distributor may waive the minimum initial investment for other categories of investors at their discretion.

• Timing of Purchase Orders and Share Price Calculations. A purchase order received by the Trust’s transfer agent, National Financial Data Services (“Transfer Agent”), prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, on a day the Trust is open for business, together with payment made in one of the ways described below, will be effected at that day’s NAV. An order received after the close of regular trading on the New York Stock Exchange will be effected at the NAV determined on the next business day. However, orders received by certain retirement plans and other financial intermediaries on a business day prior to the close of regular trading on the New York Stock Exchange and communicated to the Transfer Agent prior to 9:00 a.m., Eastern time, on the following business day will be effected at the NAV determined on the prior business day. The Trust is “open for business” on each day the New York Stock Exchange is open for trading, which excludes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchase orders will be accepted only on days on which the Trust is open for business.

• Initial Investment. Investors may open an account by completing and signing a Client Registration Application and mailing it to PIMCO Funds at 840 Newport Center Drive, Newport Beach, California 92660. A Client Registration Application may be obtained by calling 1-800-927-4648.

Except as described below, an investor may purchase Institutional Class and Administrative Class shares only by wiring federal funds to the Trust’s Transfer Agent, National Financial Data Services, 330 West 9th Street, 4th Floor, Kansas City, Missouri 64105. Before wiring federal funds, the investor must telephone the Trust at 1-800-927-4648 to receive instructions for wire transfer and must provide the following information: name of authorized person, shareholder name, shareholder account number, name of the fund and share class, and amount being wired.

An investor may purchase shares without first wiring federal funds if the proceeds of the investment are derived from an advisory account the investor maintains with PIMCO or one of its affiliates, or from an investment by broker-dealers, institutional clients or other financial intermediaries which have established a shareholder servicing relationship with the Trust on behalf of their customers.

• Additional Investments. An investor may purchase additional Institutional Class and Administrative Class shares of the Fund at any time by calling the Trust and wiring federal funds to the Transfer Agent as outlined above.

• Other Purchase Information. Purchases of the Fund’s Institutional Class and Administrative Class shares will be made in full and fractional shares. In the interest of economy and convenience, certificates for shares will not be issued.

The Trust and the Distributor each reserves the right, in its sole discretion, to suspend the offering of shares of the Fund or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the Trust.

An investor should invest in the Fund for long-term investment purposes only. The Trust and PIMCO each reserves the right to restrict purchases of Fund shares (including exchanges) when a pattern of frequent purchases and sales made in response to short-term fluctuations in share price appears evident. Notice of any such restrictions, if any, will vary according to the particular circumstances.

Institutional Class and Administrative Class shares of the Fund are not qualified or registered for sale in all states. Investors should inquire as to whether shares of the Fund are available for offer and sale in the investor’s state of residence. Shares of the Fund may not be offered or sold in any state unless registered or qualified in that jurisdiction or unless an exemption from registration or qualification is available.

Subject to the approval of the Trust, an investor may purchase shares of the Fund with liquid securities that are eligible for purchase by the Fund (consistent with the Fund’s investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Trust’s valuation policies. These transactions will be effected only if PIMCO intends to retain the security in the Fund as an investment. Assets purchased by the Fund in such a transaction will be valued in generally the same manner as they would be valued for purposes of pricing the Fund’s shares, if such assets were included in the Fund’s assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.

• Retirement Plans. Shares of the Fund are available for purchase by retirement and savings plans, including Keogh plans, 401(k) plans, 403(b) custodial accounts, and Individual Retirement Accounts. The administrator of a plan or employee benefits office can provide participants or employees with detailed information on how to participate in the plan and how to elect the Fund as an investment option. Participants in a retirement or savings plan may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan’s specific provisions. The plan administrator or employee benefits office should be consulted for details. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan. Investors who purchase shares through retirement plans should be aware that plan administrators may aggregate purchase and redemption orders for participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the Transfer Agent for execution.

Redeeming Shares

• Redemptions by Mail. An investor may redeem (sell) Institutional Class and Administrative Class shares by submitting a written request to PIMCO Funds at 840 Newport Center Drive, Newport Beach, California 92660. The redemption request should state the name of the fund from which the shares are to be redeemed, the class of shares, the number or dollar amount of the shares to be redeemed and the account number. The request must be signed exactly as the names of the registered owners appear on the Trust’s account records, and the request must be signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption.

• Redemptions by Telephone or Other Wire Communication. An investor that elects this option on the Client Registration Application (or subsequently in writing) may request redemptions of shares by calling the Trust at 1-800-927-4648, by sending a facsimile to 1-949-725-6830, by sending an e-mail to shareholder.services@pimco.com, or by other means of wire communication. Investors should state the name of the fund and class from which the shares are to be redeemed, the number or dollar amount of the shares to be redeemed, the account number and the signature (which may be an electronic signature) of an authorized signatory. Redemption requests of an amount of $10 million or more may be initiated by telephone or by e-mail, but must be confirmed in writing by an authorized party prior to processing.

In electing a telephone redemption, the investor authorizes PIMCO and the Transfer Agent to act on telephone instructions from any person representing himself to be the investor, and reasonably believed by PIMCO or the Transfer Agent to be genuine. Neither the Trust nor the Transfer Agent may be liable for any loss, cost or expense for acting on instructions (whether in writing or by telephone) believed by the party receiving such instructions to be genuine and in accordance with the procedures described in this prospectus. Shareholders should realize that by electing the telephone, or wire or e-mail redemption option, they may be giving up a measure of security that they might have if they were to redeem their shares in writing. Furthermore, interruptions in service may mean that a shareholder will be unable to effect a redemption by telephone or e-mail when desired. The Transfer Agent also provides written confirmation of transactions initiated by telephone as a procedure designed to confirm that telephone instructions are genuine (written confirmation is also provided for redemption requests received in writing or via e-mail). All telephone transactions are recorded, and PIMCO or the Transfer Agent may request certain information in order to verify that the person giving instructions is authorized to do so. The Trust or Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone transactions if it fails to employ reasonable procedures to confirm that instructions communicated by telephone are genuine. All redemptions, whether initiated by letter or telephone, will be processed in a timely manner, and proceeds will be forwarded by wire in accordance with the redemption policies of the Trust detailed below. See “Other Redemption Information.”

Shareholders may decline telephone exchange or redemption privileges after an account is opened by instructing the Transfer Agent in writing at least seven business days prior to the date the instruction is to be effective. Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity. During periods of volatile economic or market conditions, shareholders may wish to consider transmitting redemption orders by facsimile, e-mail or overnight courier.

Defined contribution plan participants may request redemptions by contacting the employee benefits office, the plan administrator or the organization that provides recordkeeping services for the plan.

• Timing of Redemption Requests and Share Price Calculations. A redemption request received by the Trust or its designee prior to the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time), on a day the Trust is open for business, is effective on that day. A redemption request received after that time becomes effective on the next business day. Redemption requests for Fund shares are effected at the NAV per share next determined after receipt of a redemption request by the Trust or its designee. The request must properly identify all relevant information such as account number, redemption amount (in dollars or shares), the Fund name, and must be executed or initiated by the appropriate signatories.

• Other Redemption Information. Redemption proceeds will ordinarily be wired to the investor’s bank within three business days after the redemption request, but may take up to seven business days. Redemption proceeds will be sent by wire only to the bank name designated on the Client Registration Application. Redemptions of Fund shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption, and accompanied by a signature guarantee from any eligible guarantor institution, as determined in accordance with the Trust’s procedures. Shareholders should inquire as to whether a particular institution is an eligible guarantor institution. A signature guarantee cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the Client Registration Application to effect transactions for the organization.

Due to the relatively high cost of maintaining small accounts, the Trust reserves the right to redeem Institutional Class and Administrative Class shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to redemption by the investor, the shares in the account do not have a value of at least $100,000. A shareholder will receive advance notice of a mandatory redemption and will be given at least 30 days to bring the value of its account up to at least $100,000.

The Trust agrees to redeem shares of the Fund solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by the Fund in lieu of cash. It is highly unlikely that shares would ever be redeemed in kind. When shares are redeemed in kind, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Exchange Privilege

An investor may exchange Institutional Class or Administrative Class shares of the Fund for shares of the same class of any other fund of the Trust that offers that class based on the respective NAVs of the shares involved. An exchange may be made by following the redemption procedure described above under “Redemptions by Mail” or, if the investor has elected the telephone redemption option, by calling the Trust at 1-800-927-4648. An investor may also exchange shares of the Fund for shares of the same class of a fund of PIMCO Funds: Multi-Manager Series, an affiliated mutual fund family composed primarily of equity portfolios managed by PIMCO Advisors and its subsidiaries. Shareholders interested in such an exchange may request a prospectus for these other funds by contacting PIMCO Funds at the same address and telephone number as the Trust.

An investor may exchange shares only with respect to funds that are registered in the investor’s state of residence or where an exemption from registration is available. An exchange order is treated the same for tax purposes as a redemption followed by a purchase and may result in a capital gain or loss, and special rules may apply in computing tax basis when determining gain or loss. See “Tax Consequences” in this Prospectus and “Taxation” in the Statement of Additional Information.

The Trust reserves the right to refuse exchange purchases if, in the judgment of PIMCO, the purchase would adversely affect the Fund and its shareholders. In particular, a pattern of exchanges characteristic of “market-timing” strategies may be deemed by PIMCO to be detrimental to the Trust or the Fund. Currently, the Trust limits the number of “round trip” exchanges investors may make. An investor makes a “round trip” exchange when the investor purchases shares of the Fund, subsequently exchanges those shares for shares of a different PIMCO Fund, and then exchanges back into the originally purchased Fund. The Trust has the right to refuse any exchange for any investor who completes (by making the exchange back into the shares of the originally purchased Fund) more than six round trip exchanges in any twelve-month period. The Trust reserves the right to impose additional restrictions on exchanges at any time, although it will attempt to give shareholders 30 days’ prior notice whenever it is reasonably able to do so.

Request for Multiple Copies of Shareholder Documents

To reduce expenses, it is intended that only one copy of the Fund’s prospectus and each annual and semi-annual report will be mailed to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents and your shares are held directly with the Trust, call the Trust at 1-800-927-4648. Alternatively, if your shares are held through a financial institution, please contact it directly. Within 30 days after receipt of your request by the Trust or financial institution, as appropriate, such party will begin sending you individual copies.

How Fund Shares Are Priced

The net asset value (“NAV”) of the Fund’s Institutional and Administrative Class shares is determined by dividing the total value of the Fund’s portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Certain securities or investments for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares.

Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Fund normally uses pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees, generally based upon recommendations provided by PIMCO. Fair valuation may also be used if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

Under certain circumstances, the per share NAV of the Administrative Class shares of the Fund may be lower than the per share NAV of the Institutional Class shares as a result of the daily expense accruals of the service and/or distribution fees paid by Administrative Class shares. Generally, for if the fund pays income dividends, those dividends are expected to differ over time by approximately the amount of the expense accrual differential between the two classes.

Fund Distributions

The Fund distributes substantially all of its net investment income to shareholders in the form of dividends. A shareholder begins earning dividends on Fund shares the day after the Trust receives the shareholder’s purchase payment. Dividends paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, but dividends on Administrative Class shares are expected to be lower than dividends on Institutional Class shares as a result of the distribution fees applicable to Administrative Class shares. The Fund intends to declare and distribute dividends quarterly to shareholders of record.

In addition, the Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

The Fund’s dividend and capital gain distributions with respect to a particular class of shares will automatically be reinvested in additional shares of the same class of the Fund at NAV unless the shareholder elects to have the distributions paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request, signed by the appropriate signatories, indicating the account number, Fund name(s) and wiring instructions. Shareholders do not pay any sales charges on shares received through the reinvestment of Fund distributions.

Tax Consequences

• Taxes on Fund Distributions. A shareholder subject to U.S. federal income tax will be subject to tax on Fund distributions whether they are paid in cash or reinvested in additional shares of the Fund. For federal income tax purposes, Fund distributions will be taxable to the shareholder as either ordinary income or capital gains.

Fund dividends (i.e., distributions of investment income) are taxable to shareholders as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long a shareholder has owned the shares. Distributions of gains from investments that the Fund owned for more than one year will generally be taxable to shareholders as long-term capital gains. Distributions of gains from investments that the Fund owned for one year or less will generally be taxable as ordinary income.

Fund distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund prior to the shareholder’s investment and thus were included in the price paid for the shares. For example, a shareholder who purchases shares on or just before the record date of the Fund distribution will pay full price for the shares and may receive a portion of his or her investment back as a taxable distribution.

• Returns of Capital. If the Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

• Taxes on Redemption or Exchanges of Shares. Any gain resulting from the sale of Fund shares will generally be subject to federal income tax. When a shareholder exchanges shares of the Fund for shares of another series, the transaction will be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

• A Note on Funds of Funds. The Fund’s use of a fund of funds structure could affect the amount, timing and character of distributions to shareholders, and may therefore increase the amount of taxes payable by shareholders.

This section relates only to federal income tax; the consequences under other tax laws may differ. Shareholders should consult their tax advisors as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Fund.

Characteristics and Risks of

Securities and Investment Techniques

The Fund invests its assets in shares of the Underlying Funds, and as such does not invest directly in the securities described below. The Underlying Funds, however, may invest in such securities. Because the value of an investment in the Fund is directly related to the investment performance of the Underlying Funds in which it invests, the risks of investing in the Fund are closely related to the risks associated with the Underlying Funds and their investments in the securities described below.

This section provides additional information about some of the principal investments and related risks of the Fund and the Underlying Funds described under “Summary Information” and “Summary of Principal Risks” above. It also describes characteristics and risks of additional securities and investment techniques that may be used by the Underlying Funds from time to time. Most of these securities and investment techniques are discretionary, which means that PIMCO can decide whether to use them or not. This prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Underlying Funds. As with any mutual fund, investors in the Fund rely on the professional investment judgment and skill of PIMCO and the individual portfolio managers. Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Underlying Funds.

Securities Selection

Most of the Underlying Funds seek total return. The total return sought by an Underlying Fund consists of both income earned on an Underlying Fund’s investments and capital appreciation, if any, arising from increases in the market value of an Underlying Fund’s holdings. Capital appreciation of fixed income securities generally results from decreases in market interest rates or improving credit fundamentals for a particular market sector or security.

In selecting securities for an Underlying Fund, PIMCO develops an outlook for interest rates, currency exchange rates and the economy; analyzes credit and call risks, and uses other security selection techniques. The proportion of an Underlying Fund’s assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on PIMCO’s outlook for the U.S. economy and the economies of other countries in the world, the financial markets and other factors.

PIMCO attempts to identify areas of the bond market that are undervalued relative to the rest of the market. PIMCO identifies these areas by grouping bonds into sectors such as: money markets, governments, corporates, mortgages, asset-backed and international. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, PIMCO will shift assets among sectors depending upon changes in relative valuations and credit spreads. There is no guarantee that PIMCO’s security selection techniques will produce the desired results.

U.S. Government Securities

U.S. Government Securities are obligations of, or guaranteed by, the U.S. Government, its agencies or government-sponsored enterprises. U.S. Government Securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. U.S. Government Securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Municipal Bonds

Municipal bonds are generally issued by states and local governments and their agencies, authorities and other instrumentalities. Municipal bonds are subject to interest rate, credit and market risk. The ability of an issuer to make payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer. Lower rated municipal bonds are subject to greater credit and market risk than higher quality municipal bonds. The types of municipal bonds in which the Underlying Funds may invest include municipal lease obligations. The Underlying Funds may also invest in securities issued by entities whose underlying assets are municipal bonds.

The Underlying Funds may invest, without limitation, in residual interest bonds, which are created by depositing municipal securities in a trust and dividing the income stream of an underlying municipal bond in two parts, one, a variable rate security and the other, a residual interest bond. The interest rate for the variable rate security is determined by an index or an auction process held approximately every 7 to 35 days, while the residual interest bond holder receives the balance of the income from the underlying municipal bond less an auction fee. The market prices of residual interest bonds may be highly sensitive to changes in market rates and may decrease significantly when market rates increase.

Mortgage-Related and Other Asset-Backed Securities

Each Underlying Fund may invest in mortgage- or other asset-backed securities. Mortgage-related securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.

The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose an Underlying Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on an Underlying Fund’s yield to maturity from these securities. Each Underlying Fund may invest up to 5% of its total assets in any combination of mortgage-related or other asset-backed IO, PO, or inverse floater securities.

Each Underlying Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The Underlying Funds may invest in other asset-backed securities that have been offered to investors.

Loan Participations and Assignments

Certain Underlying Funds may invest in fixed- and floating-rate loans, which investments generally will be in the form of loan participations and assignments of portions of such loans. Participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If an Underlying Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

Corporate Debt Securities

Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

High Yield Securities

Securities rated lower than Baa by Moody’s or lower than BBB by S&P are sometimes referred to as “high yield” or “junk” bonds. Investing in high yield securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities. High yield securities may be regarded as predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities. Issuers of securities in default may fail to resume principal or interest payments, in which case the Underlying Fund may lose its entire investment.

Variable and Floating Rate Securities

Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. Each Underlying Fund may invest in floating rate debt instruments (“floaters”) and engage in credit spread trades. While floaters provide a certain degree of protection against rises in interest rates, an Underlying Fund will participate in any declines in interest rates as well. Each Underlying Fund may also invest in inverse floating rate debt instruments (“inverse floaters”). An inverse floater may exhibit greater price volatility than a fixed rate obligation of similar credit quality. Each Underlying Fund may invest up to 5% of its total assets in any combination of mortgage-related or other asset-backed IO, PO, or inverse floater securities.

Inflation-Indexed Bonds

Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Event-Linked Exposure

Each Underlying Fund may obtain event-linked exposure by investing in “event-linked bonds” or “event-linked swaps” or implement “event-linked strategies.” Event-linked exposure results in gains or losses that typically are contingent, or formulaically related to defined trigger events. Examples of trigger events include hurricanes, earthquakes, weather-related phenomena, or statistics relating to such events. Some event-linked bonds are commonly referred to as “catastrophe bonds.” If a trigger event occurs, an Underlying Fund may lose a portion or its entire principal invested in the bond or notional amount on a swap. Event-linked exposure often provides for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked exposure may also expose an Underlying Fund to certain unanticipated risks including credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked exposures may also be subject to liquidity risk.

Convertible and Equity Securities

Each Underlying Fund may invest in convertible securities. Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at a stated price or rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk. An Underlying Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Underlying Fund’s ability to achieve its investment objective.

While some countries or companies may be regarded as favorable investments, pure fixed income opportunities may be unattractive or limited due to insufficient supply, or legal or technical restrictions. In such cases, an Underlying Fund may consider convertible securities or equity securities to gain exposure to such investments.

Equity securities generally have greater price volatility than fixed income securities. The market price of equity securities owned by an Underlying Fund may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The value of an equity security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Foreign (Non-U.S.) Securities

Certain Underlying Funds may invest in foreign (non-U.S.) securities. Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities. Shareholders should consider carefully the substantial risks involved for Underlying Funds that invest in securities issued by foreign companies and governments of foreign countries. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

Certain Underlying Funds also may invest in sovereign debt issued by governments, their agencies or instrumentalities, or other government-related entities. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected.

• Emerging Market Securities. Certain Underlying Funds may invest up to 10% of its total assets in securities of issuers based in countries with developing (or “emerging market”) economies.

A security is economically tied to an emerging market country if it is principally traded on the country’s securities markets, or the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country, or has a majority of its assets in the country. The adviser has broad discretion to identify and invest in countries that it considers to qualify as emerging securities markets. However, an emerging securities market is generally considered to be one located in any country that is defined as an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities. In making investments in emerging market securities, the Underlying Funds emphasize countries with relatively low gross national product per capita and with the potential for rapid economic growth. The adviser will select the country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other specific factors it believes to be relevant.

Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by an Underlying Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause an Underlying Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Certain Underlying Funds may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with a debt restructuring. Investments in Brady Bonds may be viewed as speculative. Brady Bonds acquired by an Underlying Fund may be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of its holdings.

Foreign (Non-U.S.) Currencies

An Underlying Fund that invests directly in foreign currencies or in securities that trade in, or receive revenues in, foreign currencies will be subject to currency risk. Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments.

• Foreign Currency Transactions. Underlying Funds that invest in securities denominated in foreign currencies may engage in foreign currency transactions on a spot (cash) basis, and enter into forward foreign currency exchange contracts and invest in foreign currency futures contracts and options on foreign currencies and futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces an Underlying Fund’s exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of an Underlying Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. A contract to sell foreign currency would limit any potential gain which might be realized if the value of the hedged currency increases. An Underlying Fund may enter into these contracts to hedge against foreign exchange risk, to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that an Underlying Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for an Underlying Fund to benefit from favorable fluctuations in relevant foreign currencies. An Underlying Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. The Underlying Fund will segregate assets determined to be liquid by PIMCO to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

Repurchase Agreements

Each Underlying Fund may enter into repurchase agreements, in which the Underlying Fund purchases a security from a bank or broker-dealer and agrees to repurchase the security at the Underlying Fund’s cost plus interest within a specified time. If the party agreeing to repurchase should default, the Underlying Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse Repurchase Agreements, Dollar Rolls and Other Borrowings

Each Underlying Fund may enter into reverse repurchase agreements and dollar rolls, subject to an Underlying Fund’s limitations on borrowings. A reverse repurchase agreement or dollar roll involves the sale of a security by an Underlying Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. An Underlying Fund will segregate assets determined to be liquid by PIMCO or otherwise cover its obligations under reverse repurchase agreements, dollar rolls, and other borrowings. Reverse repurchase agreements, dollar rolls and other forms of borrowings may create leveraging risk for an Underlying Fund.

Each Underlying Fund may borrow money to the extent permitted under the 1940 Act. This means that, in general, an Underlying Fund may borrow money from banks for any purpose on a secured basis in an amount up to  1/3  of the Underlying Fund’s total assets. An Underlying Fund may also borrow money for temporary administrative purposes on an unsecured basis in an amount not to exceed 5% of the Underlying Fund’s total assets.

Derivatives

Each Underlying Fund may, but is not required to, use derivative instruments for risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, REITs and related indexes. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements (including, but not limited to, credit default swaps). Each Underlying Fund may invest some or all of its assets in derivative instruments. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by an Underlying Fund will succeed. A description of these and other derivative instruments that the Underlying Funds may use are described under “Investment Objectives and Policies” in the Statement of Additional Information.

An Underlying Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in “Investment Objectives and Policies” in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Underlying Funds.

Management Risk. Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Credit Risk. The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms. Additionally, credit default swaps could result in losses if an Underlying Fund does not correctly evaluate the creditworthiness of the company on which the credit default swap is based.

Liquidity Risk. Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Leverage Risk. Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When an Underlying Fund uses derivatives for leverage, investments in that Underlying Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Underlying Fund will segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

Lack of Availability. Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. There is no assurance that an Underlying Fund will engage in derivatives transactions at any time or from time to time. An Underlying Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

Market and Other Risks. Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to an Underlying Fund’s interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for an Underlying Fund, the Underlying Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Underlying Fund investments. An Underlying Fund may also have to buy or sell a security at a disadvantageous time or price because the Underlying Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to an Underlying Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, an Underlying Fund’s use of derivatives may cause the Underlying Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Underlying Fund had not used such instruments.

Real Estate Investment Trusts (REITs)

REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. Some REITs also finance real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. Therefore, REITs tend to pay higher dividends than other issuers.

REITs can be divided into three basic types: Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property. They derive their income primarily from rents received and any profits on the sale of their properties. Mortgage REITs invest the majority of their assets in real estate mortgages and derive most of their income from mortgage interest payments. As its name suggests, Hybrid REITs combine characteristics of both Equity REITs and Mortgage REITs.

An investment in a REIT, or in a real-estate linked derivative instrument linked to the value of a REIT, is subject to the risks that impact the value of the underlying properties of the REIT. These risks include loss to casualty or condemnation, and changes in supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. Other factors that may adversely affect REITs include poor performance by management of the REIT, changes to the tax laws, or failure by the REIT to qualify for tax-free distribution of income. REITs are also subject to default by borrowers and self-liquidation, and are heavily dependent on cash flow. Some REITs lack diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Mortgage REITs may be impacted by the quality of the credit extended.

Delayed Funding Loans and Revolving Credit Facilities

The Underlying Funds may also enter into, or acquire participations in, delayed funding loans and revolving credit facilities, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring an Underlying Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that an Underlying Fund is committed to advance additional funds, it will segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees in an amount sufficient to meet such commitments. Delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender.

When-Issued, Delayed Delivery and Forward Commitment Transactions

Each Underlying Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Underlying Fund’s other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase an Underlying Fund’s overall investment exposure. Typically, no income accrues on securities an Underlying Fund has committed to purchase prior to the time delivery of the securities is made, although an Underlying Fund may earn income on securities it has segregated to cover these positions.

Investment in Other Investment Companies

The Fund invests substantially all of its assets in other investment companies. The Fund’s investment in a particular Underlying Fund normally will not exceed 50% of its total assets. Each other Underlying Fund may invest up to 10% of its total assets in securities of other investment companies, such as open-end or closed-end management investment companies, or in pooled accounts or other investment vehicles which invest in foreign markets. As a shareholder of an investment company, the Fund or Underlying Fund may indirectly bear service and other fees which are in addition to the fees the Fund or Underlying Fund pays its service providers.

Subject to the restrictions and limitations of the 1940 Act, each Underlying Fund may elect to pursue its investment objective either by investing directly in securities, or by investing in one or more underlying investment vehicles or companies that have substantially similar investment objectives, policies and limitations as the Underlying Fund.

Short Sales

Each Underlying Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. Short sales expose an Underlying Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Underlying Fund. An Underlying Fund making a short sale must segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees or otherwise cover its position in a permissible manner.

Illiquid Securities

Each Underlying Fund may invest up to 15% of its net assets in illiquid securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which an Underlying Fund has valued the securities. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Loans of Portfolio Securities

For the purpose of achieving income, each Underlying Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see “Investment Objectives and Policies” in the Statement of Additional Information for details. When an Underlying Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Underlying Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. An Underlying Fund may pay lending fees to a party arranging the loan.

Portfolio Turnover

The length of time an Underlying Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by an Underlying Fund is known as “portfolio turnover.” Each Underlying Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to an Underlying Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect an Underlying Fund’s performance.

Temporary Defensive Strategies

For temporary or defensive purposes, each Underlying Fund may invest without limit in U.S. debt securities, including taxable securities and short-term money market securities, when PIMCO deems it appropriate to do so. When an Underlying Fund engages in such strategies, it may not achieve its investment objective.

Changes in Investment Objectives and Policies

The investment objective of the Global Bond Fund II may be changed by the Board of Trustees without shareholder approval. The investment objectives of the Fund and each other Underlying Fund are fundamental and may not be changed without shareholder approval. Unless otherwise stated, all other investment policies of the Fund and Underlying Funds may be changed by the Board of Trustees without shareholder approval.

Percentage Investment Limitations

Unless otherwise stated, all percentage limitations on Fund and Underlying Fund investments listed in this prospectus will apply at the time of investment. The Fund and each Underlying Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. For each Underlying Fund that has adopted a policy to invest at least 80% of its assets in investments suggested by its name, the term “assets” means net assets plus the amount of borrowings for investment purposes.

Credit Ratings and Unrated Securities

Rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. Appendix A to this prospectus describes the various ratings assigned to fixed income securities by Moody’s and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. An Underlying Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. PIMCO does not rely solely on credit ratings, and develops its own analysis of issuer credit quality.

An Underlying Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Underlying Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. To the extent that an Underlying Fund invests in high yield and/or unrated securities, the Underlying Fund’s success in achieving its investment objective may depend more heavily on the portfolio manager’s creditworthiness analysis than if the Underlying Fund invested exclusively in higher-quality and rated securities.

Other Investments and Techniques

The Underlying Funds may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this prospectus. These securities and techniques may subject the Underlying Funds to additional risks. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this prospectus and about additional securities and techniques that may be used by the Underlying Funds.

Descriptions of the Underlying Funds

Because the Fund invests its assets in the Underlying Funds, and the Underlying Funds are not offered in this prospectus, the following provides a general description of the main investments and other information about the Underlying Funds. For a complete description of the Underlying Funds, please see the Institutional Class prospectus, which is incorporated herein by reference and is available free of charge by telephoning 1-800-927-4648.

		Main Investments	Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Securities(2)

Short Duration Bond Funds	Money Market	Money market instruments	≤ 90 days dollar-weighted average maturity	Min 95% Prime 1; ≤ 5% Prime 2	0%

	Short-Term	Money market instruments and short maturity fixed income securities	0-1 year	B to Aaa; max 10% below Baa	0-5%(3)

	Low Duration	Short maturity fixed income securities	1-3 years	B to Aaa; max 10% below Baa	0-20%(3)

	Low Duration II	Short maturity fixed income securities with quality and non-U.S. issuer restrictions	1-3 years	A to Aaa	0%

	Low Duration III	Short maturity fixed income securities with prohibitions on firms engaged in socially sensitive practices	1-3 years	B to Aaa; max 10% below Baa	0-20%(3)

Intermediate Duration Bond Funds	GNMA	Short and intermediate maturity mortgage-related fixed income securities issued by the Government National Mortgage Association	1-7 years	Baa to Aaa; max 10% below Aaa	0%

	Moderate Duration	Short and intermediate maturity fixed income securities	2-5 years	B to Aaa; max 10% below Baa	0-20%(3)

	Total Return	Intermediate maturity fixed income securities	3-6 years	B to Aaa; max 10% below Baa	0-20%(3)

	Total Return II	Intermediate maturity fixed income securities with quality and non-U.S. issuer restrictions	3-6 years	Baa to Aaa	0%

	Total Return III	Intermediate maturity fixed income securities with prohibitions on firms engaged in socially sensitive practices	3-6 years	B to Aaa; max 10% below Baa	0-20%(3)

	Total Return Mortgage	Short and intermediate maturity mortgage-related fixed income securities	1-7 years	Baa to Aaa; max 10% below Aaa	0%

	Investment Grade Corporate Bond	Corporate fixed income securities	3-7 years	B to Aaa; max 10% below Baa	0-20%(3)

	High Yield	Higher yielding fixed income securities	2-6 years	B to Aaa; min 80% below Baa	0-15%(4)

	Diversified Income	Investment grade corporate, high yield and emerging market fixed income securities	3-8 years	Max 10% below B	0-20%(3)

Long Duration Bond Funds	Long-Term U.S. Government	Long-term maturity fixed income securities	≥ 8 years	A to Aaa	0%

Real Return Funds	Real Return	Inflation-indexed fixed income securities	+/- 2 years of its Index	B to Aaa; max 10% below Baa	0-20%(3)

	Real Return II	Inflation-indexed fixed income securities with quality and non-U.S. denominated restrictions	+/- 2 years of its Index	Baa to Aaa	0%

	Real Return Asset	Inflation-indexed fixed income securities	+/- 3 years of its Index	B to Aaa; max 20% below Baa	0-30%(3)

	CommodityRealReturn Strategy	Commodity-linked derivatives backed by a portfolio of inflation-indexed and other fixed income securities	0-10 years	B to Aaa; max 10% below Baa	0-20%(3)

	RealEstateReal-Return Strategy	Real estate-linked derivative instruments backed by a portfolio of inflation-indexed and other fixed income securities	0-10 years	B to Aaa; max 10% below Baa	0-20%(3)

Tax Exempt Bond Funds	Short Duration Municipal Income	Short to intermediate maturity municipal securities (exempt from federal income tax)	0-3 years	Baa to Aaa	0%

	Municipal Bond	Intermediate to long-term maturity municipal securities (exempt from federal income tax)	3-10 years	Ba to Aaa; max 10% below Baa	0%

	California Intermediate Municipal Bond	Intermediate maturity municipal securities (exempt from federal and California income tax)	3-7 years	B to Aaa; max 10% below Baa	0%

	California Municipal Bond	Intermediate to long-term maturity municipal securities (exempt from federal and California income tax)	3-12 years	B to Aaa; max 10% below Baa	0%

	New York Municipal Bond	Intermediate to long-term maturity municipal securities (exempt from federal and New York income tax)	3-12 years	B to Aaa; max 10% below Baa	0%

International Bond Funds	Global Bond	U.S. and non-U.S. intermediate maturity fixed income securities	3-7 years	B to Aaa; max 10% below Baa	25-75%(5)

	Global Bond II	U.S. and hedged non-U.S. intermediate maturity fixed income securities	3-7 years	B to Aaa; max 10% below Baa	25-75%(5)

	Foreign Bond	Intermediate maturity hedged non-U.S. fixed income securities	3-7 years	B to Aaa; max 10% below Baa	≥ 80%(5)

	Emerging Markets Bond	Emerging market fixed income securities	0-8 years	Max 15% below B	≥ 80%(5)

Convertible Funds	Convertible	Convertible securities	N/A	Caa to Aaa; max 40% below Baa and 10% below B	0-20%(3)

	European Convertible	European convertible securities	N/A	B to Aaa; max 40% below Baa	≥ 80%(6)

Equity-Related Funds	StocksPLUS	S&P 500 stock index derivatives backed by a portfolio of short-term fixed-income securities	0-1 year	B to Aaa; max 10% below Baa	0-20%(3)

	StocksPLUS Total Return	S&P 500 stock index derivatives backed by a portfolio of short and intermediate maturity fixed-income securities	1-6 years	B to Aaa; max 10% below Baa	0-20%(3)

	European StocksPLUS TR Strategy	European equity derivatives backed by a portfolio of fixed income securities	1-6 years	B to Aaa; max 10% below Baa	0-20%(3)

	Far East (Ex-Japan) StocksPLUS TR Strategy	Far Eastern (excluding Japan) equity derivatives backed by a portfolio of fixed income securities	1-6 years	B to Aaa; max 10% below Baa	0-20%(3)

	International StocksPLUS TR Strategy	Non-U.S. equity derivatives backed by a portfolio of fixed income securities	1-6 years	B to Aaa; max 10% below Baa	0-20%(3)

	Japanese StocksPLUS TR Strategy	Japanese equity derivatives backed by a portfolio of fixed income securities	1-6 years	B to Aaa; max 10% below Baa	0-20%(3)

	StocksPLUS Short Strategy	Short S&P 500 stock index derivatives backed by a portfolio of fixed income securities	1-6 years	B to Aaa; max 10% below Baa	0-20%(3)

	StocksPLUS Municipal-Backed	S&P 500 stock index derivatives backed by a portfolio of debt securities exempt from federal income tax	1-6 years	Baa to Aaa; max 10% Baa	0%

(1)	As rated by Moody’s, or equivalently rated by S&P, or if unrated, determined by PIMCO to be of comparable quality.
(2)	Each Underlying Fund (except the California Intermediate Municipal Bond, California Municipal Bond, Long-Term U.S. Government, Low Duration II, Municipal Bond, New York Municipal Bond, Short Duration Municipal Income, StocksPLUS Municipal-Backed and Total Return II Funds) may invest beyond these limits in U.S. dollar-denominated securities of non-U.S. issuers.
(3)	The percentage limitation relates to non-U.S. dollar-denominated securities.
(4)	The percentage limitation relates to euro-denominated securities.
(5)	The percentage limitation relates to securities of non-U.S. issuers denominated in any currency.
(6)	The percentage limitation relates to convertible securities issued by, or convertible into, an issuer located in any European country.

Appendix A

Description of Securities Ratings

An Underlying Fund’s investments may range in quality from securities rated in the lowest category in which the Underlying Fund is permitted to invest to securities rated in the highest category (as rated by Moody’s or S&P or, if unrated, determined by PIMCO to be of comparable quality). The percentage of an Underlying Fund’s assets invested in securities in a particular rating category will vary. The following terms are generally used to describe the credit quality of fixed income securities:

High Quality Debt Securities are those rated in one of the two highest rating categories (the highest category for commercial paper) or, if unrated, deemed comparable by PIMCO.

Investment Grade Debt Securities are those rated in one of the four highest rating categories or, if unrated, deemed comparable by PIMCO.

Below Investment Grade, High Yield Securities (“Junk Bonds”) are those rated lower than Baa by Moody’s or BBB by S&P and comparable securities. They are deemed predominately speculative with respect to the issuer’s ability to repay principal and interest.

Following is a description of Moody’s and S&P’s rating categories applicable to fixed income securities.

Moody’s Investors Service, Inc.

Moody’s Long-Term Ratings: Bonds and Preferred Stock

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Corporate Short-Term Debt Ratings

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters of credit and bonds of indemnity are excluded unless explicitly rated.

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

Short-Term Municipal Bond Ratings

There are three rating categories for short-term municipal bonds that define an investment grade situation, which are listed below. In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other represents an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issue’s specific structural or credit features.

MIG 1/VMIG 1: This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3: This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG: This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

Standard & Poor’s Ratings Service

Corporate and Municipal Bond Ratings

Investment Grade

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C: The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI: The rating CI is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional ratings: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

r: The “r” is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities.

The absence of an “r” symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R.: Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Commercial Paper Rating Definitions

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest. These categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated B are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

INVESTMENT ADVISER AND ADMINISTRATOR

PIMCO, 840 Newport Center Drive, Newport Beach, CA 92660

CUSTODIAN

State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

TRANSFER AGENT

National Financial Data Services, 330 W. 9th Street, 4th Floor, Kansas City, MO 64105

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

LEGAL COUNSEL

Dechert LLP, 1775 I Street N.W., Washington, D.C. 20006

The Trust’s Statement of Additional Information (“SAI”) and annual and semi-annual reports to shareholders include additional information about the Fund. The SAI and the financial statements included in the Fund’s most recent annual report to shareholders are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Fund’s annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

You may get free copies of any of these materials, request other information about the Fund, or make shareholder inquiries by calling the Trust at 1-800-927-4648 or PIMCO Infolink Audio Response Network at 1-800-987-4626, or by writing to:

PIMCO Funds: Pacific Investment Management Series

840 Newport Center Drive

Newport Beach, CA 92660

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission’s public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the Commission’s Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102, or by e-mailing your request to publicinfo@sec.gov.

Reference the Trust’s Investment

Company Act file number in your correspondence.

Investment Company Act file number: 811-5028

PIMCO Funds

840 Newport Center Drive

Newport Beach, CA 92660

                                  PIMCO Funds:
                      Pacific Investment Management Series

                       Statement of Additional Information

This Statement of Additional Information is not a prospectus, and should be read in conjunction with the prospectuses of PIMCO Funds: Pacific Investment
Management Series, as supplemented from time to time. The Trust offers up to ten classes of shares of each of its Funds. Class A, Class B, and Class C shares of certain Funds are offered through the "Class A, B and C Prospectus" (dated July
31, 2003), Class A, B and C shares of the Municipal Bond Fund, Class A and C shares of the Short Duration Municipal Income Fund and Class A shares of the
California Intermediate Municipal Bond Fund, California Municipal Bond Fund and
New York Municipal Bond Fund are offered through the "Municipal Bond Prospectus"
(dated July 31, 2003), Class D shares of certain Funds are offered through the
"Class D Prospectus" (dated July 31, 2003), Class D Shares of the California
Intermediate Municipal Bond, California Municipal Bond, Municipal Bond, New York
Municipal Bond and Short Duration Municipal Income Funds are offered through the
"Class D Municipal Bond Prospectus" (dated July 31, 2003), Class R shares of certain Funds are offered through the "Class R Prospectus" (dated July 31,
2003), Institutional Class and Administrative Class shares of the Funds are offered through the "Institutional Prospectus" (dated July 31, 2003), Advisor
Class shares of certain Funds are offered through the "Advisor Class Prospectus"
(dated July 31, 2003), Institutional Class and Administrative Class shares of the All Asset, CommodityRealReturn Strategy, Real Return, Real Return II and
Real Return Asset are offered through the "Real Return Prospectus" (dated July
31, 2003), Institutional Class and Administrative Class shares of the Total
Return Fund, Class A, B and C shares of the Total Return Fund and shares of the
Liquid Assets Fund are each offered through separate prospectuses (each dated
July 31, 2003), as amended or supplemented from time to time (collectively, the
"Prospectuses"). Institutional Class and Administrative Class shares of the
RealEstateRealReturn Strategy, European StocksPLUS TR Strategy, Far East
(Ex-Japan) StocksPLUS TR Strategy, International StocksPLUS TR Strategy,
Japanese StocksPLUS TR Strategy and StocksPLUS Municipal-Backed Funds;
Institutional and Administrative Class Shares of the StocksPLUS Short Strategy
Fund; and Class A, B and C and Class D of the International StocksPLUS TR
Strategy, RealEstateRealReturn Strategy and StocksPLUS Municipal-Backed Funds
are each offered through separate prospectuses (each dated September 30, 2003).
Institutional Class and Administrative Class shares of the All Asset All
Authority Fund are offered through a separate prospectus (dated October 2003).
Additionally, Class J and Class K shares for certain Funds are offered solely to
non-U.S. investors outside the United States. This information does not constitute an offer of Class J shares or Class K shares to any person who resides within the United States.

     Audited financial statements for the Trust, as of March 31, 2003, including notes thereto, and the reports of PricewaterhouseCoopers LLP thereon, are incorporated by reference from the Trust's March 31, 2003 Annual Reports. Copies of Prospectuses, Annual or Semi-Annual Reports, and the PIMCO Funds
Shareholders' Guide for Class A, B, C and R Shares (the "Guide"), which is a part of this Statement of Additional Information, may be obtained free of charge at the addresses and telephone number(s) listed below.

     Institutional and Advisor Prospectuses     Class A, B and C, Class D and
     and Annual and Semi-Annual Reports:        Class R Prospectuses, Annual and
                                                Semi-Annual Reports, and the
                                                Guide:

     PIMCO Funds                                PIMCO Advisors Distributors LLC
     840 Newport Center Drive                   2187 Atlantic Street
     Newport Beach, California 92660            Stamford, Connecticut 06902
     Telephone: (800) 927-4648                  Telephone: (800) 426-0107

October __, 2003

                                                                            Page

THE TRUST.....................................................................

INVESTMENT OBJECTIVES AND POLICIES............................................

     Municipal Bonds..........................................................
     Mortgage-Related and Other Asset-Backed Securities.......................
     Real Estate Securities and Related Derivatives...........................
     Bank Obligations.........................................................
     Loan Participations......................................................
     Corporate Debt Securities................................................
     High Yield Securities ("Junk Bonds").....................................
     Participation on Creditors Committees....................................
     Variable and Floating Rate Securities....................................
     Inflation-Indexed Bonds..................................................
     Event-Linked Exposure....................................................
     Convertible Securities...................................................
     Warrants to Purchase Securities..........................................
     Foreign Securities.......................................................
     Foreign Currency Transactions............................................
     Foreign Currency Exchange-Related Securities.............................
     Borrowing................................................................
     Derivative Instruments...................................................
     Hybrid Instruments.......................................................
     Delayed Funding Loans and Revolving Credit Facilities....................
     When-Issued, Delayed Delivery and Forward Commitment Transactions........
     Short Sales..............................................................
     Illiquid Securities......................................................
     Loans of Portfolio Securities............................................
     Social Investment Policies...............................................

INVESTMENT RESTRICTIONS.......................................................

     Fundamental Investment Restrictions......................................
     Non-Fundamental Investment Restrictions..................................
     Non-Fundamental Operating Policies Relating to the Sale of Shares
     of Total Return Fund in Japan............................................

MANAGEMENT OF THE TRUST.......................................................

     Trustees and Officers....................................................
     Standing Committees......................................................
     Compensation Table.......................................................
     Investment Adviser.......................................................
     Advisory Agreement.......................................................
     Proxy Voting Policies and Procedures.....................................
     Fund Administrator.......................................................

DISTRIBUTION OF TRUST SHARES..................................................

     Distributor and Multi-Class Plan.........................................
     Initial Sales Charge and Contingent Deferred Sales Charge................
     Distribution and Servicing Plans for Class A, Class B, Class C
     and Class R Shares.......................................................
     Payments Pursuant to Class A Plan........................................
     Payments Pursuant to Class B Plan........................................
     Payments Pursuant to Class C Plan........................................
     Payments Pursuant to Class R Plan........................................
     Distribution and Administrative Services Plans for
     Administrative Class and Advisor Class Shares............................

     Payments Pursuant to the Administrative Plans
     for Administrative Class Shares..........................................
     Plan for Class D Shares..................................................
     Payments Pursuant to Class D Plan........................................
     Distribution and Servicing Plan for Class J and Class K Shares...........
     Purchases, Exchanges and Redemptions.....................................
     Request for Multiple Copies of Shareholder Documents.....................

PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................

     Investment Decisions and Portfolio Transactions..........................
     Brokerage and Research Services..........................................
     Portfolio Turnover.......................................................

NET ASSET VALUE...............................................................

TAXATION......................................................................

     Distributions............................................................
     Sales of Shares..........................................................
     Backup Withholding.......................................................
     Options, Futures and Forward Contracts, and Swap Agreements..............
     Short Sales..............................................................
     Passive Foreign Investment Companies.....................................
     Foreign Currency Transactions............................................
     Foreign Taxation.........................................................
     Original Issue Discount and Market Discount..............................
     Constructive Sales.......................................................
     Non-U.S. Shareholders....................................................
     Other Taxation...........................................................

OTHER INFORMATION.............................................................

     Capitalization...........................................................
     Portfolio Managers.......................................................
     Performance Information..................................................
     Calculation of Yield.....................................................
     Calculation of Total Return..............................................
     Potential College Cost Table.............................................
     Voting Rights............................................................
     Control Persons and Principal Holders of Securities......................
     The Reorganization of the PIMCO Money Market and Total
     Return II Funds..........................................................
     The Reorganization of the PIMCO Global Bond Fund II......................
     Code of Ethics...........................................................
     Custodian, Transfer Agent and Dividend Disbursing Agent..................
     Independent Accountants..................................................
     Counsel  ................................................................
     Registration Statement...................................................
     Financial Statements.....................................................

                                    THE TRUST

     PIMCO Funds (the "Trust") is an open-end management investment company
("mutual fund") consisting of separate investment portfolios (the "Funds"), including:

All Asset Fund                             Low Duration Fund II
All Asset All Authority Fund               Low Duration Fund III
California Intermediate Municipal          Moderate Duration Fund
  Bond Fund                                Money Market Fund
California Municipal Bond Fund             Municipal Bond Fund
Commercial Mortgage Securities Fund        New York Municipal Bond Fund
CommodityRealReturn Strategy Fund          Real Return Fund
Convertible Fund                           Real Return Fund II
Diversified Income Fund                    Real Return Asset Fund
Emerging Markets Bond Fund                 RealEstateRealReturn Strategy Fund
European Convertible Fund                  Short Duration Municipal Income Fund
European StocksPLUS TR Strategy Fund       Short-Term Fund
Far East (Ex-Japan) StocksPLUS TR          StocksPLUS Fund
 Strategy Fund                             StocksPLUS Municipal-Backed Fund
Foreign Bond Fund                          StocksPLUS Short Strategy Fund
Global Bond Fund                           StocksPLUS Total Return Fund
Global Bond Fund II                        Strategic Balanced Fund
GNMA Fund                                  Total Return Fund
High Yield Fund                            Total Return Fund II
International StocksPLUS TR                Total Return Fund III
 Strategy Fund                             Total Return Mortgage Fund
Investment Grade Corporate Bond Fund
Japanese StocksPLUS TR Strategy Fund
Liquid Assets Fund
Long Duration Fund
Long-Term U.S. Government Fund
Low Duration Fund

                       INVESTMENT OBJECTIVES AND POLICIES

     The investment objectives and general investment policies of each Fund are described in the Prospectuses. Additional information concerning the characteristics of certain of the Funds' investments is set forth below. The
Strategic Balanced Fund invests all of its assets in the StocksPLUS and Total
Return Funds. The All Asset and All Asset All Authority Funds invest only in
Funds of the Trust, except the Strategic Balanced Fund. The PIMCO Funds in which the All Asset, All Asset All Authority and Strategic Balanced Funds invest are referred to in this Statement as "Underlying Funds." By investing in Underlying
Funds, the All Asset, All Asset All Authority and Strategic Balanced Funds may
have indirect investment interests in some or all of the securities and instruments described below depending upon how their assets are allocated between the Underlying Funds.

Municipal Bonds

     Each Fund may invest in securities issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. It is a policy of each of the
California Intermediate Municipal Bond, California Municipal Bond, Municipal
Bond, New York Municipal Bond, Short Duration Municipal Income and StocksPLUS
Municipal-Backed Funds (collectively, the "Municipal Funds") to have 80% of its net assets invested in debt obligations the interest on which, in the opinion of bond counsel to the issuer at the time of issuance, is exempt from federal income tax ("Municipal Bonds"). In the case of the California Intermediate
Municipal Bond, California Municipal Bond, and New York Municipal Bond Funds,
the Funds will invest, under normal circumstances, at least 80% of their net assets in debt securities whose interest is, in the opinion of bond counsel for the issuers at the time of issuance, exempt from federal income tax and
California or New York income tax, respectively. The ability of the Fund to invest in securities other than Municipal Bonds is limited by a requirement of the Internal Revenue Code that at least 50% of the Fund's total assets be invested in Municipal Bonds at the end of each calendar quarter. See "Taxes."

     The Municipal Bond, Short Duration Municipal Income and StocksPLUS
Municipal-Backed Funds may, from time to time, invest more than 25% of their total assets in Municipal Bonds of issuers in California and New York, and, if so, will be subject to the California and New York state-specific risks discussed in the "Summary of Risks" section of the Prospectuses and in this
"Municipal Bonds" section of this Statement of Additional Information, but neither Fund has any present intention to invest more than that amount in a particular state.

     Municipal Bonds share the attributes of debt/fixed income securities in general, but are generally issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. Specifically, California and New York
Municipal Bonds generally are issued by or on behalf of the State of

California and New York, respectively, and their political subdivisions and financing authorities, and local governments. The Municipal Bonds which the
Municipal Funds may purchase include general obligation bonds and limited obligation bonds (or revenue bonds), including industrial development bonds issued pursuant to former federal tax law. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from such issuer's general revenues and not from any particular source.
Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Tax-exempt private activity bonds and industrial development bonds generally are also revenue bonds and thus are not payable from the issuer's general revenues. The credit and quality of private activity bonds and industrial development bonds are usually related to the credit of the corporate user of the facilities. Payment of interest on and repayment of principal of such bonds is the responsibility of the corporate user (and/or any guarantor).

     Under the Internal Revenue Code, certain limited obligation bonds are considered "private activity bonds" and interest paid on such bonds is treated as an item of tax preference for purposes of calculating federal alternative minimum tax liability.

     The Municipal Funds may invest in municipal lease obligations. A lease is not a full faith and credit obligation of the issuer and is usually backed only by the borrowing government's unsecured pledge to make annual appropriations for lease payments. There have been challenges to the legality of lease financing in numerous states, and, from time to time, certain municipalities have considered not appropriating money for lease payments. In deciding whether to purchase a lease obligation, the Municipal Funds will assess the financial condition of the borrower, the merits of the project, the level of public support for the project, and the legislative history of lease financing in the state. These securities may be less readily marketable than other municipals. A Municipal
Fund may also purchase unrated lease obligations if determined by PIMCO to be of comparable quality to rated securities in which the Fund is permitted to invest.

     The Municipal Funds may seek to enhance their yield through the purchase of private placements. These securities are sold through private negotiations, usually to institutions or mutual funds, and may have resale restrictions. Their yields are usually higher than comparable public securities to compensate the investor for their limited marketability. A Municipal Fund may not invest more than 15% of its net assets in illiquid securities, including unmarketable private placements.

     Some longer-term Municipal Bonds give the investor the right to "put" or sell the security at par (face value) within a specified number of days following the investor's request - usually one to seven days. This demand feature enhances a security's liquidity by shortening its effective maturity and enables it to trade at a price equal to or very close to par. If a demand feature terminates prior to being exercised, a Municipal Fund would hold the longer-term security, which could experience substantially more volatility.

     The Municipal Funds may invest in municipal warrants, which are essentially call options on Municipal Bonds. In exchange for a premium, they give the purchaser the right, but not the obligation, to purchase a Municipal Bond in the future. A Municipal Fund might purchase a warrant to lock in forward supply in an environment where the current issuance of bonds is sharply reduced. Like options, warrants may expire worthless and they may have reduced liquidity. A
Municipal Fund will not invest more than 5% of its net assets in municipal warrants.

     The Municipal Funds may invest in Municipal Bonds with credit enhancements such as letters of credit, municipal bond insurance and Standby Bond Purchase
Agreements ("SBPAs"). Letters of credit that are issued by a third party, usually a bank, to enhance liquidity and ensure repayment of principal and any accrued interest if the underlying Municipal Bond should default. Municipal bond insurance, which is usually purchased by the bond issuer from a private, nongovernmental insurance company, provides an unconditional and irrevocable guarantee that the insured bond's principal and interest will be paid when due.
Insurance does not guarantee the price of the bond or the share price of any fund. The credit rating of an insured bond reflects the credit rating of the insurer, based on its claims-paying ability. The obligation of a municipal bond insurance company to pay a claim extends over the life of each insured bond.
Although defaults on insured Municipal Bonds have been low to date and municipal bond insurers have met their claims, there is no assurance this will continue. A higher-than-expected default rate could strain the insurer's loss reserves and adversely affect its ability to pay claims to bondholders. The number of municipal bond insurers is relatively small, and not all of them have the highest rating. An SBPA is a liquidity facility provided to pay the purchase price of bonds that cannot be re-marketed. The obligation of the liquidity provider (usually a bank) is only to advance funds to purchase tendered bonds that cannot be remarketed and does not cover principal or interest under any other circumstances. The liquidity provider's obligations under the SBPA are usually subject to numerous conditions, including the continued creditworthiness of the underlying borrower.

     The Municipal Funds may invest in Residual Interest Bonds ("RIBS"), which are created by dividing the income stream provided by an underlying bond to create two securities, one short term and one long term. The interest rate on the

                                       2

short-term component is reset by an index or auction process normally every seven to 35 days. After income is paid on the short-term securities at current rates, the residual income goes to the long-term securities. Therefore, rising short-term interest rates result in lower income for the longer-term portion, and vice versa. An investment in RIBS typically will involve greater risk than an investment in a fixed rate bond. RIBS have interest rates that bear an inverse relationship to the interest rate on another security or the value of an index. Because increases in the interest rate on the other security or index reduce the residual interest paid on a RIB, the value of a RIB is generally more volatile than that of a fixed rate bond. RIBS have interest rate adjustment formulas that generally reduce or, in the extreme, eliminate the interest paid to the Funds when short-term interest rates rise, and increase the interest paid to the Funds when short-term interest rates fall. RIBS have varying degrees of liquidity that approximate the liquidity of the underlying bond(s), and the market price for these securities is volatile. The longer-term bonds can be very volatile and may be less liquid than other Municipal Bonds of comparable maturity. These securities will generally underperform the market of fixed rate bonds in a rising interest rate environment, but tend to outperform the market of fixed rate bonds when interest rates decline or remain relatively stable.
Although volatile, RIBS typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality, coupon, call provisions and maturity. To the extent permitted by each Fund's investment objectives and general investment policies, a Fund, without limitation, may invest in RIBS.

     The Municipal Funds also may invest in participation interests.
Participation interests are various types of securities created by converting fixed rate bonds into short-term, variable rate certificates. These securities have been developed in the secondary market to meet the demand for short-term, tax-exempt securities. The Municipal Funds will invest only in securities deemed tax-exempt by a nationally recognized bond counsel, but there is no guarantee the interest will be exempt because the IRS has not issued a definitive ruling on the matter.

     Municipal Bonds are subject to credit and market risk. Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues.

     The Municipal Funds may purchase and sell portfolio investments to take advantage of changes or anticipated changes in yield relationships, markets or economic conditions. The Municipal Funds may also sell Municipal Bonds due to changes in PIMCO's evaluation of the issuer or cash needs resulting from redemption requests for Fund shares. The secondary market for Municipal Bonds typically has been less liquid than that for taxable debt/fixed income securities, and this may affect the Fund's ability to sell particular Municipal
Bonds at then-current market prices, especially in periods when other investors are attempting to sell the same securities.

     Prices and yields on Municipal Bonds are dependent on a variety of factors, including general money-market conditions, the financial condition of the issuer, general conditions of the Municipal Bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue.
A number of these factors, including the ratings of particular issues, are subject to change from time to time. Information about the financial condition of an issuer of Municipal Bonds may not be as extensive as that which is made available by corporations whose securities are publicly traded.

     Each Fund may purchase custodial receipts representing the right to receive either the principal amount or the periodic interest payments or both with respect to specific underlying Municipal Bonds. In a typical custodial receipt arrangement, an issuer or third party owner of Municipal Bonds deposits the bonds with a custodian in exchange for two classes of custodial receipts. The two classes have different characteristics, but, in each case, payments on the two classes are based on payments received on the underlying Municipal Bonds. In no event will the aggregate interest paid with respect to the two classes exceed the interest paid by the underlying Municipal Bond. Custodial receipts are sold in private placements. The value of a custodial receipt may fluctuate more than the value of a Municipal Bond of comparable quality and maturity.

     Obligations of issuers of Municipal Bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Congress or state legislatures may seek to extend the time for payment of principal or interest, or both, or to impose other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of interest and principal on their Municipal Bonds may be materially affected or their obligations may be found to be invalid or unenforceable. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for Municipal Bonds or certain segments thereof, or of materially affecting the credit risk with respect to particular bonds. Adverse economic, business, legal or political developments might affect all or a substantial portion of a Fund's Municipal Bonds in the same manner. In particular, the California Intermediate Municipal Bond,
California Municipal Bond, and New York Municipal Bond Funds are subject to the risks inherent in concentrating investment in a particular state or region. The following summarizes information drawn from official statements, and other public documents

                                       3

available relating to issues potentially affecting securities offerings of issuers domiciled in the states of California and New York. PIMCO has not independently verified the information, but has no reason to believe that it is substantially different.

     California. The California Intermediate Municipal Bond Fund and the
California Municipal Bond Fund may be particularly affected by political, economic or regulatory developments affecting the ability of California issuers to pay interest or repay principal. Provisions of the California Constitution and State statutes that limit the taxing and spending authority of California governmental entities may impair the ability of California governmental issuers to maintain debt service on their obligations. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulations, litigation and voter initiatives could have an adverse effect on the debt obligations of California issuers. The information set forth below constitutes only a brief summary of a number of complex factors which may impact issuers of California Municipal Bonds. The information is derived from sources that are generally available to investors, including information promulgated by the State's Department of Finance and
State's Treasurer's Office. Such information has not been independently verified by the Funds, and the Funds assume no responsibility for the completeness or accuracy of such information. The information is intended to give recent historical description and is not intended to indicate future or continuing trends in the financial or other positions of California. It should be noted
that the financial strength of local California issuers and the creditworthiness of obligations issued by local California issuers is not directly related to the financial strength of the State or the creditworthiness of obligations issued by the State, and there is no obligation on the part of the State to make payment on such local obligations in the event of default.

     Certain debt obligations held by the California Intermediate Municipal Bond
Fund and the California Municipal Bond Fund may be obligations of issuers that rely in whole or in substantial part on California state government revenues for the continuance of their operations and payment of their obligations. Whether and to what extent the California Legislature will continue to appropriate a portion of the State's General Fund to counties, cities and their various entities, which do depend upon State government appropriations, is not entirely certain. To the extent local entities do not receive money from the state government to pay for their operations and services, their ability to pay debt service on obligations held by the California Intermediate Municipal Bond Fund and the California Municipal Bond Fund may be impaired.

     Certain tax-exempt securities in which the California Intermediate
Municipal Bond Fund and the California Municipal Bond Fund may invest may be obligations payable solely from the revenues of specific institutions, or may be secured by specific properties, which are subject to provisions of California law that could adversely affect the holders of such obligations. For example, the revenues of California health care institutions may be subject to state laws, and California law limits the remedies of a creditor secured by a mortgage or deed of trust on real property.

         According to the State's Legislative Analyst Office, with a gross state product in excess of $1 trillion, California's economy is the largest state economy in the United States, accounting for 13% of the nation's output, and the fifth largest economy in the world, trailing only the United States as a whole,
Japan, Germany and England. In addition to its size, California's economy is diverse, with no industry sector accounting for more than one-quarter of the
State's output.

     While California's economy is broad, it does have major concentrations in high technology, aerospace and defense-related manufacturing, entertainment, real estate and financial services, and may be sensitive to economic factors affecting those industries. One example of such potential sensitivity occurred from mid-1990 to late 1993, when the State suffered a recession. Construction, manufacturing (especially aerospace), and financial services, among others, were all severely affected, particularly in Southern California. More recently, reflective of the nationwide economic slowdown, the high technology sector of the State's economy has entered a cyclical downturn.

     A series of reports after the start of the 2001-02 Fiscal Year have indicated that both the national and the State economies have been in a recession starting in 2001. In California, the impact has been particularly felt in the high technology sector centered in the Bay Area/Silicon Valley, in the construction sector and in exports. The tragic events of September 11 have exacerbated the impact of the weakened economy, especially on tourism-related industries and locations. The Governor's Administration predicts there will be continued weakness through at least the first half of 2002 until recovery starts.

     California has experienced difficulties with the supply and price of electricity and natural gas in much of the State since mid-2000, which are likely to continue for several years. California's difficulties with energy supplies could pose serious risks to the State's economy. The State instituted rolling electricity blackouts in 2001 and remains braced for anticipated energy shortages as well as increased energy costs. The Governor directed the
Department of Water Resources ("DWR") to enter into contracts and arrangements for the purchase and sale of electric power as necessary to assist in mitigating the effects of the emergency (the "Power Supply Program"). The Power Supply
Program has also been implemented under legislation enacted in 2001 (the "Power
Supply Act") and by orders of the California Public Utilities

                                       4

Commission ("CPUC"). The Power Supply Program is expected to supply the shortfall between the amount of electricity required by customers and the amount of electricity furnished to customers by the investor-owned utilities until
December 31, 2002. The Administration and the CPUC are developing plans for the provision of the energy shortfall after 2002. The severity and long-term impact of these developments on the State's economy is difficult to predict, but any significant interruptions in energy supply or rate increases could adversely affect California's economy.

     In addition to the energy supply difficulties, increased uncertainty regarding the timing of state budget adoption and the potential negative effect any delay may have on California's ability to meet its debt obligations forced
California's bonds to undergo a review for a potential downgrade in ratings. The progress of the current gubernatorial recall effort is complicating the state's ability to resolve the budget stalemate and increasing the risk that the state may not be able to reach a consensus on the budget before it exhausts available cash resources. The recall election has been scheduled for October 7, 2003.
After a debt ratings downgrade (discussed below) by Standard & Poor's Ratings
Services ("S&P") on July 24, 2003, the State Senate passed a compromise budget that technically closes this year's shortfall but leaves an $8 billion structural deficit for the next year. The State Assembly was scheduled to take up the compromise budget during the last week of July, 2003.

     As of July 24, 2003, California's general obligation bonds have been assigned ratings of BBB, A2, and A by S&P, Moody's Investor Service, Inc.
("Moody's") and Fitch, respectively. Moody's and Fitch have placed the current ratings on negative credit watch and are currently evaluating the bonds for a potential downgrade. The agencies are monitoring the state's budget deliberations closely to determine whether or not to lower the current ratings.
It should be recognized that these ratings are not an absolute standard of quality, but rather general indicators. Such ratings reflect only the view of the originating rating agencies, from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the market price of the State Municipal Obligations in which the California Intermediate
Municipal Bond Fund or the California Municipal Bond Fund invest.

     Revenue bonds represent both obligations payable from State revenue-producing enterprises and projects, which are not payable from the
General Fund, and conduit obligations payable only from revenues paid by private users of facilities financed by such revenue bonds, are liable. Such enterprises and projects include transportation projects, various public works and exposition projects, educational facilities (including the California State
University and University of California systems), housing, health facilities, and pollution control facilities.

     The State is party to numerous legal proceedings, many of which normally occur in governmental operations and which, if decided against the State, might require the State to make significant future expenditures or impair future revenue sources.

     Constitutional and statutory amendments as well as budget developments may affect the ability of California issuers to pay interest and principal on their obligations. The overall effect may depend upon whether a particular California tax-exempt security is a general or limited obligation bond and on the type of security provided for the bond. It is possible that measures affecting the taxing or spending authority of California or its political subdivisions may be approved or enacted in the future.

     New York. Because the New York Municipal Bond Fund concentrates its investments in New York tax-exempt bonds, the Fund may be affected significantly by economic or regulatory developments, affecting the ability of New York tax-exempt issuers to pay interest or repay principal. Investors should be aware that certain issuers of New York tax-exempt securities have at times experienced serious financial difficulties. A reoccurrence of these difficulties may impair the ability of certain New York issuers to maintain debt service on their obligations. The following information provides only a brief summary of the complex factors affecting the financial situation in New York and is derived from sources that are generally available to investors. The information is intended to give a recent historical description and is not intended to indicate future or continuing trends in the financial or other positions of New York. It should be noted that the creditworthiness of obligations issued by local New
York issuers may be unrelated to the creditworthiness of obligations issued by
New York city and state agencies, and that there is no obligation on the part of
New York State to make payment on such local obligations in the event of default.

     The events of September 11, 2001 had a significant impact upon the New York
State economy and more directly on that of New York City. It is expected, based on actions of the U.S. Congress and the President, that both New York State and
New York City will be fully reimbursed for the cost to recover from, clean up and repair the consequences of the World

                                       5

Trade Center attack. However, prior to September 11, the nation's and the
State's economies had been weakening and the loss of over seventy thousand jobs in New York City as a direct result of September 11 has produced material budgetary pressures including increases to later year budget gaps for New York
City and reductions to the State surpluses. The City of New York Executive
Budget Fiscal Year 2003 released by the Mayor of New York City on April 17, 2002
(the "City Executive Budget"), projects total revenue lost to New York City as a result of September 11 during the 2002-2006 fiscal years will be $3.9 billion and that expense over the same period have increased by $6.1 billion from projections prepared prior to September 11. On June 19, 2002, the Mayor and the
City Council announced a budget agreement which, while it restored some of the funds cut in the City Executive Budget, adopted the City Executive Budget with no material changes.

     New York State has historically been one of the wealthiest states in the nation. New York State currently maintains the ninth largest economy in the world and the second largest economy in the United States. For decades, however, the State's economy grew more slowly than that of the nation as a whole, gradually eroding the State's relative economic affluence, as urban centers lost the more affluent to the suburbs and people and businesses migrated to the South and the West. However, since 1999, prior to the events of September 11, the growth of New York State's economy has equaled or exceeded national trends. The
State has for many years imposed a very high, relative to other states, state and local tax burden on residents. The burden of state and local taxation in combination with the many other causes of regional economic dislocation, has contributed to the decisions of some businesses and individuals to relocate outside, or not locate within New York. The economic and financial condition of the State also may be affected by various financial, social, economic and political factors. For example, the securities industry is more central to New
York's economy than to the national economy, therefore any significant decline in stock market performance could adversely effect the State's income and employment levels. Furthermore, such social, economic and political factors can be very complex, may vary from year to year and can be the result of actions taken not only by the State and its agencies and instrumentalities, but also by entities, such as the Federal government, that are not under the control of the
State.

     The fiscal stability of New York State is related to the fiscal stability of the State's municipalities, its agencies and authorities (which generally finance, construct and operate revenue-producing public benefit facilities).
This is due in part to the fact that agencies, authorities and local governments in financial trouble often seek State financial assistance. The experience has been that if New York City or any of its agencies or authorities suffers serious financial difficulty, both the ability of the State, New York City, the State's political subdivisions, the agencies and the authorities to obtain financing in the public credit markets and the market price of outstanding New York tax-exempt securities will be adversely affected.

     State actions affecting the level of receipts and disbursements, the relative strength of the State and regional economies and actions of the federal government may create budget gaps for the State. These gaps may result from significant disparities between recurring revenues and the costs of maintaining or increasing the level of spending for State programs. To address a potential imbalance in any given fiscal year, the State would be required to take actions to increase receipts and/or reduce disbursements as it enacts the budget for that year. Under the State constitution, the governor is required to propose a balanced budget each year. There can be no assurance, however, that the legislature will enact the governor's proposals or that the State's actions will be sufficient to preserve budgetary balance in a given fiscal year or to align recurring receipts and disbursements in future fiscal years.

     The fiscal stability of the State is related to the fiscal stability of its public authorities. Authorities have various responsibilities, including those that finance, construct and/or operate revenue-producing public facilities.
Authorities are not subject to the constitutional restrictions on the incurrence of debt that apply to the State itself, and may issue bonds and notes within the amounts and restrictions set forth in their legislative authorization.

     Authorities are generally supported by revenues generated by the projects financed or operated, such as tolls charged for use of highways, bridges or tunnels, charges for electric power, electric and gas utility services, rentals charged for housing units and charges for occupancy at medical care facilities.
In addition, State legislation authorizes several financing techniques for authorities. Also, there are statutory arrangements providing for State local assistance payments otherwise payable to localities, to be made under certain circumstances directly to the authorities. Although the State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to authorities under these arrangements, if local assistance payments are diverted the affected localities could seek additional State assistance. Some authorities also receive monies from State appropriations to pay for the operating costs of certain of their programs.

     As of July 16, 2003, S&P had given New York State's general obligation bonds a rating of AA, Moody's had given the State's general obligation bonds a rating of A2 and Fitch had given the bonds a rating of AA-. Both S&P and Fitch have negative outlooks regarding the state's bonds citing concerns over a $752 million deficit for the next year. Such ratings reflect only the view of the originating rating agencies, from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will

                                       6

not be revised downward or withdrawn entirely if, in the judgment of the agency originally establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the market price of the State municipal obligations in which the New York
Municipal Bond Fund invests.

     Over the long term, the State and New York City may face potential economic problems. New York City accounts for a large portion of the State's population and personal income, and New York City's financial health affects the State in numerous ways. New York City continues to require significant financial assistance from the State and depends on State aid to both enable it to balance its budget and to meet its cash requirements. The State could also be affected by the ability of the City to market its securities successfully in the public credit markets.

Mortgage-Related and Other Asset-Backed Securities

     Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. See "Mortgage Pass-Through
Securities." Certain of the Funds may also invest in debt securities which are secured with collateral consisting of mortgage-related securities (see
"Collateralized Mortgage Obligations"), and in other types of mortgage-related securities.

     Mortgage Pass-Through Securities. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the
"Government National Mortgage Association," or "GNMA") are described as
"modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

     The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of purchase. To the extent that unanticipated rates of prepayment on underlying mortgages increase in the effective maturity of a mortgage-related security, the volatility of such security can be expected to increase.

     The principal governmental guarantor of mortgage-related securities is
GNMA. GNMA is a wholly owned United States Government corporation within the
Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing
Administration (the "FHA"), or guaranteed by the Department of Veterans Affairs
(the "VA").

     Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include the Federal National Mortgage
Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC").
FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States Government. FHLMC was created by
Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio.
FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United
States Government.

     Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-

                                       7

related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Trust's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Funds may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, PIMCO determines that the securities meet the Trust's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. No Fund will purchase mortgage-related securities or any other assets which in PIMCO's opinion are illiquid if, as a result, more than 15% of the value of the Fund's net assets will be illiquid (10% in the case of the Liquid Assets and Money Market Funds).

     Mortgage-backed securities that are issued or guaranteed by the U.S.
Government, its agencies or instrumentalities, are not subject to the Funds'
industry concentration restrictions, set forth below under "Investment
Restrictions," by virtue of the exclusion from that test available to all U.S.
Government securities. In the case of privately issued mortgage-related securities, the Funds take the position that mortgage-related securities do not represent interests in any particular "industry" or group of industries. The assets underlying such securities may be represented by a portfolio of first lien residential mortgages (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the FHA or the
VA. In the case of private issue mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.

     Collateralized Mortgage Obligations (CMOs). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, on a monthly basis. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by
GNMA, FHLMC, or FNMA, and their income streams.

     CMOs are structured into multiple classes, each bearing a different stated
maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

     In a typical CMO transaction, a corporation ("issuer") issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates
("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

     FHLMC Collateralized Mortgage Obligations. FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by
FHLMC. Unlike FHLMC PCs, payments of principal and interest on the CMOs are made semi-annually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral

                                       8

pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

     If collection of principal (including prepayments) on the mortgage loans during any semi-annual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

     Criteria for the mortgage loans in the pool backing the FHLMC CMOs are identical to those of FHLMC PCs. FHLMC has the right to substitute collateral in the event of delinquencies and/or defaults.

     Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities.
Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

     Other Mortgage-Related Securities. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including mortgage dollar rolls, CMO residuals or stripped mortgage-backed securities ("SMBS"). Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S.
Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

     CMO Residuals. CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

     The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses and any management fee of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only ("IO") class of stripped mortgage-backed securities. See "Other Mortgage-Related Securities--Stripped Mortgage-Backed
Securities." In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances a Fund may fail to recoup fully its initial investment in a CMO residual.

     CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has only very recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended (the "1933 Act").
CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.

     Stripped Mortgage-Backed Securities. SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the
U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

     SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest
and

                                       9

most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "IO" class), while the other class will receive all of the principal (the principal-only or "PO"
class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a
Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

     Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.

Collateralized Debt Obligations. The Funds may invest in collateralized debt obligations ("CDOs"), which includes collateralized bond obligations ("CBOs"), collateralized loan obligations ("CLOs") and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For both CBOs and CLOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

     The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests.
Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI and the Funds' Prospectuses (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

     Other Asset-Backed Securities. Similarly, PIMCO expects that other asset-backed securities (unrelated to mortgage loans) will be offered to investors in the future. Several types of asset-backed securities have already been offered to investors, including Certificates for Automobile Receivables/SM/
("CARS/SM/"). CARS/SM/ represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARS/SM/ are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor's return on CARS/SM/ may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

     Consistent with a Fund's investment objectives and policies, PIMCO also may invest in other types of asset-backed securities.

                                       10

Real Estate Securities and Related Derivatives

     Certain of the Funds (in particular, the RealEstateRealReturn Strategy
Fund) may gain exposure to the real estate sector by investing in real estate-linked derivatives, real estate investment trusts ("REITs"), and common, preferred and convertible securities of issuers in real estate-related industries. Each of these types of investments are subject to risks similar to those associated with direct ownership of real estate, including loss to casualty or condemnation, increases in property taxes and operating expenses, zoning law amendments, changes in interest rates, overbuilding and increased competition, variations in market value, and possible environmental liabilities.

     REITs are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. REITs are subject to management fees and other expenses, and so
Funds that invest in REITs will bear their proportionate share of the costs of the REITs' operations.

     There are three general categories of REITs: Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest primarily in direct fee ownership or leasehold ownership of real property; they derive most of their income from rents. Mortgage REITs invest mostly in mortgages on real estate, which may secure construction, development or long-term loans, the main source of their income is mortgage interest payments. Hybrid REITs hold both ownership and mortgage interests in real estate.

     Along with the risks common to different types of real estate-related securities, REITs, no matter the type, involve additional risk factors. These include poor performance by the REIT's manager, changes to the tax laws, and failure by the REIT to qualify for tax-free distribution of income or exemption under the 1940 Act. Furthermore, REITs are not diversified and are heavily dependent on cash flow.

Bank Obligations

     Bank obligations in which the Funds may invest include certificates of deposit, bankers' acceptances, and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers'
acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. A Fund will not invest in fixed time deposits which (1) are not subject to prepayment or (2) provide for withdrawal penalties upon prepayment (other than overnight deposits) if, in the aggregate, more than 15% of its net assets (10% in the case of the Liquid Assets and Money Market Funds) would be invested in such deposits, repurchase agreements maturing in more than seven days and other illiquid assets.

     The California Intermediate Municipal Bond, California Municipal Bond,
Commercial Mortgage Securities, GNMA, Liquid Assets, Long-Term U.S. Government,
Low Duration II, Money Market, Municipal Bond, New York Municipal Bond, Real
Return II, Short Duration Municipal Income, Total Return II and Total Return
Mortgage Funds may invest in the same types of bank obligations as the other
Funds, but they must be U.S. dollar-denominated. Subject to the Trust's limitation on concentration of no more than 25% of its total assets in the securities of issuers in a particular industry, there is no limitation on the amount of a Fund's assets which may be invested in obligations of foreign banks which meet the conditions set forth herein.

     Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not generally subject to examination by any U.S.
Government agency or instrumentality.

Loan Participations

     Certain Funds may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The
Funds may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, a Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which a Fund intends to invest may not be rated by any nationally recognized rating service.

     A loan is often administered by an agent bank acting as agent for all holders. The agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions which are parties to the loan agreement. Unless, under the terms of the loan or other indebtedness, a Fund has direct recourse against the corporate borrower, the
Fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

     A financial institution's employment as agent bank might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement should remain available to holders of such indebtedness. However, if assets held by the agent bank for the benefit of a Fund were determined to be subject to the claims of the agent bank's general creditors, the Fund might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (e.g., an insurance company or governmental agency) similar risks may arise.

                                       11

     Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If a Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund's share price and yield could be adversely affected.
Loans that are fully secured offer a Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower's obligation, or that the collateral can be liquidated.

     The Funds may invest in loan participations with credit quality comparable to that of issuers of its securities investments. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, a Fund bears a substantial risk of losing the entire amount invested.

     Each Fund limits the amount of its total assets that it will invest in any one issuer or in issuers within the same industry (see "Investment
Restrictions"). For purposes of these limits, a Fund generally will treat the corporate borrower as the "issuer" of indebtedness held by the Fund. In the case of loan participations where a bank or other lending institution serves as a financial intermediary between a Fund and the corporate borrower, if the participation does not shift to the Fund the direct debtor-creditor relationship with the corporate borrower, Securities and Exchange Commission ("SEC")
interpretations require the Fund to treat both the lending bank or other lending institution and the corporate borrower as "issuers" for the purposes of determining whether the Fund has invested more than 5% of its total assets in a single issuer. Treating a financial intermediary as an issuer of indebtedness may restrict a Funds' ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

     Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete.
Consequently, some indebtedness may be difficult or impossible to dispose of readily at what PIMCO believes to be a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining a
Fund's net asset value than if that value were based on available market quotations, and could result in significant variations in the Fund's daily share price. At the same time, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve. In addition, the Funds currently intend to treat indebtedness for which there is no readily available market as illiquid for purposes of the
Funds' limitation on illiquid investments. Investments in loan participations are considered to be debt obligations for purposes of the Trust's investment restriction relating to the lending of funds or assets by a Portfolio.

     Investments in loans through a direct assignment of the financial institution's interests with respect to the loan may involve additional risks to the Funds. For example, if a loan is foreclosed, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a Fund could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, the Funds rely on PIMCO's research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Funds.

Corporate Debt Securities

     A Fund's investments in U.S. dollar or foreign currency-denominated corporate debt securities of domestic or foreign issuers are limited to corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities) which meet the minimum ratings criteria set forth for the Fund, or, if unrated, are in PIMCO's opinion comparable in quality to corporate debt securities in which the Fund may invest.

     Corporate income-producing securities may include forms of preferred or preference stock. The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies. Debt securities may be acquired with warrants attached.

     Securities rated Baa and BBB are the lowest which are considered
"investment grade" obligations. Moody's describes securities rated Baa as
"medium-grade" obligations; they are "neither highly protected nor poorly secured ... [i]nterest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics

                                       12

and in fact have speculative characteristics as well." S&P describes securities rated BBB as "regarded as having an adequate capacity to pay interest and repay principal... [w]hereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal... than in higher rated categories." For a discussion of securities rated below investment grade, see "High Yield Securities ("Junk Bonds")" below.

High Yield Securities ("Junk Bonds")

     Investments in securities rated below investment grade that are eligible for purchase by certain of the Funds and in particular, by the Convertible,
Emerging Markets, European Convertible and High Yield Funds are described as
"speculative" by both Moody's and S&P. Investment in lower rated corporate debt securities ("high yield securities" or "junk bonds") generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk. These high yield securities are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Analysis of the creditworthiness of issuers of debt securities that are high yield may be more complex than for issuers of higher quality debt securities.

     High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities.
The prices of high yield securities have been found to be less sensitive to interest-rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield securities defaults, in addition to risking payment of all or a portion of interest and principal, the Funds investing in such securities may incur additional expenses to seek recovery. In the case of high yield securities structured as zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities which pay interest periodically and in cash. PIMCO seeks to reduce these risks through diversification, credit analysis and attention to current developments and trends in both the economy and financial markets.

     The secondary market on which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading market could adversely affect the price at which the Funds could sell a high yield security, and could adversely affect the daily net asset value of the shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly-traded market. When secondary markets for high yield securities are less liquid than the market for higher grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.
PIMCO seeks to minimize the risks of investing in all securities through diversification, in-depth credit analysis and attention to current developments in interest rates and market conditions.

     The use of credit ratings as the sole method of evaluating high yield securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield securities. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated. PIMCO does not rely solely on credit ratings when selecting securities for the Funds, and develops its own independent analysis of issuer credit quality. If a credit rating agency changes the rating of a portfolio security held by a Fund, the
Fund may retain the portfolio security if PIMCO deems it in the best interest of shareholders.

Participation on Creditors Committees

     A Fund (in particular, the High Yield Fund) may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Fund. Such participation may subject a Fund to expenses such as legal fees and may make a
Fund an "insider" of the issuer for purposes of the federal securities laws, and therefore may restrict such Fund's ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so.
Participation by a Fund on such committees also may expose the Fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. A Fund will participate on such committees only when
PIMCO believes that such participation is necessary or desirable to enforce the
Fund's rights as a creditor or to protect the value of securities held by the
Fund.

                                       13

Variable and Floating Rate Securities

     Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate. The Liquid Assets and Money
Market Funds may invest in a variable rate security having a stated maturity in excess of 397 calendar days if the interest rate will be adjusted, and the Fund may demand payment of principal from the issuers, within the period.

     Certain Funds may invest in floating rate debt instruments ("floaters") and
(except the Liquid Assets and Money Market Funds) engage in credit spread trades. The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months.
While, because of the interest rate reset feature, floaters provide a Fund with a certain degree of protection against rises in interest rates, a Fund will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.

     Each Fund (except the Liquid Assets and Money Market Funds) may also invest in inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality. Each Fund (except the Money Market Fund) may invest up to 5% of its total assets in any combination of mortgage-related or other asset-backed inverse floater, interest only ("IO"), or principal only ("PO")
securities.

Inflation-Indexed Bonds

     Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the
CPI accruals as part of a semiannual coupon.

     Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months were 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole years' inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

     If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

     The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation.
Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

     While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

                                       14

     The periodic adjustment of U.S. inflation-indexed bonds is tied to the
Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government.
There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United
States.

     Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Event-Linked Exposure

     Certain Funds may obtain event-linked exposure by investing in
"event-linked bonds" or "event-linked swaps," or implement "event-linked strategies." Event-linked exposure results in gains that typically are contingent on the non-occurrence of a specific "trigger" event, such as a hurricane, earthquake, or other physical or weather-related phenomena. Some event-linked bonds are commonly referred to as "catastrophe bonds." They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities. If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, a Fund investing in the bond may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the Fund will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index-portfolio losses, industry indices, or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. In addition to the specified trigger events, event-linked bonds may also expose the
Fund to certain unanticipated risks including but not limited to issuer risk, credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences.

     Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. See
"Illiquid Securities" below. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Fund may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated, and a Fund will only invest in catastrophe bonds that meet the credit quality requirements for the Fund.

Convertible Securities

     A convertible debt security is a bond, debenture, note, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt securities.
Convertible securities rank senior to common stock in a corporation's capital structure and, therefore, generally entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

     Because of the conversion feature, the price of the convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and as such is subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may tend to cushion the security against declines in the price of the underlying asset. However, the income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. In addition, convertible securities are often lower-rated securities.

     A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a Fund is called for redemption, the Fund would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party, which may have an adverse effect on the
Fund's ability to achieve its investment objective. A Fund generally would invest in convertible securities for their favorable price characteristics and total return potential and would normally not exercise an option to convert unless the security is called or conversion is forced.

                                       15

Warrants to Purchase Securities

     The Funds may invest in or acquire warrants to purchase equity or fixed income securities. Bonds with warrants attached to purchase equity securities have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock. Bonds also may be issued with warrants attached to purchase additional fixed income securities at the same coupon rate. A decline in interest rates would permit a Fund to buy additional bonds at the favorable rate or to sell the warrants at a profit. If interest rates rise, the warrants would generally expire with no value.

     A Fund will not invest more than 5% of its net assets, valued at the lower of cost or market, in warrants to purchase securities. Warrants acquired in units or attached to securities will be deemed without value for purposes of this restriction.

Foreign Securities

     Each Fund (except the California Intermediate Municipal Bond, California
Municipal Bond, Long-Term U.S. Government, Low Duration II, Municipal Bond, New
York Municipal Bond, Short Duration Municipal Income, StocksPLUS
Municipal-Backed and Total Return II Funds) may invest in corporate debt securities of foreign issuers (including preferred or preference stock), certain foreign bank obligations (see "Bank Obligations") and U.S. dollar or foreign currency-denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. The Commercial Mortgage Securities, GNMA, Liquid Assets, Money Market,
Real Return II and Total Return Mortgage Funds may invest in securities of foreign issuers only if they are U.S. dollar-denominated. The High Yield Fund may invest up to 15% of its total assets in Euro-denominated securities.

     Securities traded in certain emerging market countries, including the emerging market countries in Eastern Europe, may be subject to risks in addition to risks typically posed by international investing due to the inexperience of financial intermediaries, the lack of modern technology, and the lack of a sufficient capital base to expand business operations. Additionally, former
Communist regimes of a number of Eastern European countries previously expropriated a large amount of property, the claims on which have not been entirely settled. There can be no assurance that a Fund's investments in Eastern
Europe will not also be expropriated, nationalized or otherwise confiscated.

     Each Fund (except the California Intermediate Municipal Bond, California
Municipal Bond, Long-Term U.S. Government, Low Duration II, Municipal Bond, New
York Municipal Bond, Real Return II, Short Duration Municipal Income, StocksPLUS
Municipal-Backed and Total Return II Funds) may invest in Brady Bonds. Brady
Bonds are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan introduced by former U.S.
Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented in a number of countries, including:
Argentina, Bolivia, Brazil, Bulgaria, Costa Rica, the Dominican Republic,
Ecuador, Jordan, Mexico, Niger, Nigeria, Panama, Peru, the Philippines, Poland,
Uruguay, and Venezuela.

     Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the over-the-counter secondary market. Brady Bonds are not considered to be U.S.
Government securities. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year's interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii)
the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the
"residual risk").

     Most Mexican Brady Bonds issued to date have principal repayments at final maturity fully collateralized by U.S. Treasury zero coupon bonds (or comparable collateral denominated in other currencies) and interest coupon payments collateralized on an 18-month rolling-forward basis by funds held in escrow by an agent for the bondholders. A significant portion of the Venezuelan Brady
Bonds and the Argentine Brady Bonds issued to date have principal repayments at final maturity collateralized by U.S. Treasury zero coupon bonds (or comparable collateral denominated in other currencies) and/or interest coupon payments collateralized on a 14-month (for Venezuela) or 12-month (for Argentina)
rolling-forward basis by securities held by the Federal Reserve Bank of New York as collateral agent.

                                       16

     Brady Bonds involve various risk factors including residual risk and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. There can be no assurance that Brady
Bonds in which the Funds may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause the Funds to suffer a loss of interest or principal on any of its holdings.

     Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of the debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy toward the International Monetary Fund, and the political constraints to which a governmental entity may be subject.
Governmental entities may also depend on expected disbursements from foreign governments, multilateral agencies and others to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt.
Holders of sovereign debt (including the Funds) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

     A Fund's investments in foreign currency denominated debt obligations and hedging activities will likely produce a difference between its book income and its taxable income. This difference may cause a portion of the Fund's income distributions to constitute returns of capital for tax purposes or require the
Fund to make distributions exceeding book income to qualify as a regulated investment company for federal tax purposes.

     The Funds will consider an issuer to be economically tied to a country with an emerging securities market if (1) the issuer is organized under the laws of, or maintains its principal place of business in, the country, (2) its securities are principally traded in the country's securities markets, or (3) the issuer derived at least half of its revenues or profits from goods produced or sold, investments made, or services performed in the country, or has at least half of its assets in that country.

     Japanese Investment Risk. Certain Funds (in particular, the Japanese
StocksPLUS TR Strategy Fund) may invest in securities offered by Japanese issuers. The value of such securities may be significantly affected by economic, political and regulatory developments in Japan. Since 1990, the Japanese economy has experienced serious difficulties. The Tokyo Stock Price Index, a measure of the Japanese stock market has fallen more than 50% since its peak in the 1980s.
The Japanese government has not successfully confronted persistent economic problems, including deflation, a flawed banking system that makes many non-performing loans, and tax laws that dampen growth. Other factors having a negative impact include a heavy government budget deficit and historically low interest rates.

     The Japanese economy lacks diversification, relying heavily on a small number of industries, including the electronic machinery sector. Japan is relatively poor in natural resources, and so it is dependent on imports, especially in the agricultural sector. It also relies on international trade to procure commodities needed for its strong heavy industrial sector, and therefore it is vulnerable to fluctuations in commodity prices. Japan has a high volume of exports, partly due to the government's protectionist policies, which have caused tension with Japan's trading partners, including the United States.

     Generally, Japanese corporations are required to provide less disclosure than that required by U.S. law and accounting practice. Japanese accounting and auditing practices differ significantly from U.S. standards in specific areas, including regarding unconsolidated subsidiaries and related structures.

Foreign Currency Transactions

     All Funds that may invest in foreign currency-denominated securities also may purchase and sell foreign currency options and foreign currency futures contracts and related options (see "Derivative Instruments"), and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through forward currency contracts ("forwards") with terms generally of less than one year.
Funds may engage in these transactions in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities. The Funds may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

     A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.
These contracts may be bought or sold to protect a Fund against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar or to increase exposure to a particular foreign currency.
Open positions in forwards used for non-hedging purposes will be covered by the segregation of assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, and are marked to market daily.
Although forwards are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase.
Forwards will be used primarily to adjust the foreign exchange exposure of each
Fund with a view to protecting the outlook, and the Funds might be expected to enter into such contracts under the following circumstances:

     Lock In. When PIMCO desires to lock in the U.S. dollar price on the purchase or sale of a security denominated in a foreign currency.

                                       17

     Cross Hedge. If a particular currency is expected to decrease against another currency, a Fund may sell the currency expected to decrease and purchase a currency which is expected to increase against the currency sold in an amount approximately equal to some or all of the Fund's portfolio holdings denominated in the currency sold.

     Direct Hedge. If PIMCO wants to a eliminate substantially all of the risk of owning a particular currency, and/or if PIMCO thinks that a Fund can benefit from price appreciation in a given country's bonds but does not want to hold the currency, it may employ a direct hedge back into the U.S. dollar. In either case, a Fund would enter into a forward contract to sell the currency in which a portfolio security is denominated and purchase U.S. dollars at an exchange rate established at the time it initiated the contract. The cost of the direct hedge transaction may offset most, if not all, of the yield advantage offered by the foreign security, but a Fund would hope to benefit from an increase (if any) in value of the bond.

     Proxy Hedge. PIMCO might choose to use a proxy hedge, which may be less costly than a direct hedge. In this case, a Fund, having purchased a security, will sell a currency whose value is believed to be closely linked to the currency in which the security is denominated. Interest rates prevailing in the country whose currency was sold would be expected to be closer to those in the
U.S. and lower than those of securities denominated in the currency of the original holding. This type of hedging entails greater risk than a direct hedge because it is dependent on a stable relationship between the two currencies paired as proxies and the relationships can be very unstable at times.

     Costs of Hedging. When a Fund purchases a foreign bond with a higher interest rate than is available on U.S. bonds of a similar maturity, the additional yield on the foreign bond could be substantially reduced or lost if the Fund were to enter into a direct hedge by selling the foreign currency and purchasing the U.S. dollar. This is what is known as the "cost" of hedging.
Proxy hedging attempts to reduce this cost through an indirect hedge back to the
U.S. dollar.

     It is important to note that hedging costs are treated as capital transactions and are not, therefore, deducted from a Fund's dividend distribution and are not reflected in its yield. Instead such costs will, over time, be reflected in a Fund's net asset value per share.

     Tax Consequences of Hedging. Under applicable tax law, the Funds may be required to limit their gains from hedging in foreign currency forwards, futures, and options. Although the Funds are expected to comply with such limits, the extent to which these limits apply is subject to tax regulations as yet unissued. Hedging may also result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. Those provisions could result in an increase (or decrease) in the amount of taxable dividends paid by the Funds and could affect whether dividends paid by the Funds are classified as capital gains or ordinary income.

Foreign Currency Exchange-Related Securities

     Foreign currency warrants. Foreign currency warrants such as Currency
Exchange Warrants/SM/ ("CEWs/SM/") are warrants which entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S.
dollar depreciates against the value of a major foreign currency such as the
Japanese yen or the euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining "time value" of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were
"out-of-the-money," in a total loss of the purchase price of the warrants.

                                       18

Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation
("OCC"). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

     Principal exchange rate linked securities. Principal exchange rate linked securities ("PERLs/SM/") are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the
U.S. dollar and a particular foreign currency at or about that time. The return on "standard" principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S.
dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; "reverse" principal exchange rate linked securities are like the "standard" securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S.
dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

     Performance indexed paper. Performance indexed paper ("PIPs/SM/") is U.S.
dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time
(generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S.
dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

Borrowing

     Each Fund may borrow money to the extent permitted under the Investment
Company Act of 1940, as amended ("1940 Act"), and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time. This means that, in general, a Fund may borrow money from banks for any purpose on a secured basis in an amount up to 1/3 of the Fund's total assets. A
Fund may also borrow money for temporary administrative purposes on an unsecured basis in an amount not to exceed 5% of the Fund's total assets.

     Specifically, provisions of the 1940 Act require a Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund's total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of the Fund's total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300%
asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

     As noted below, a Fund also may enter into certain transactions, including reverse repurchase agreements, mortgage dollar rolls, and sale-buybacks, that can be viewed as constituting a form of borrowing or financing transaction by the Fund. To the extent a Fund covers its commitment under a reverse repurchase agreement (or economically similar transaction) by the segregation of assets determined in accordance with procedures adopted by the Trustees, equal in value to the amount of the Fund's commitment to repurchase, such an agreement will not be considered a "senior security" by the Fund and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the
Funds. Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund's portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.
The Global Bond Fund II has adopted a non-fundamental investment

                                       19

restriction under which the Fund may not borrow in excess of 10% of the value of its total assets and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) or for extraordinary or emergency purposes. Non-fundamental investment restrictions may be changed without shareholder approval.

     A Fund may enter into reverse repurchase agreements, mortgage dollar rolls, and economically similar transactions. A reverse repurchase agreement involves the sale of a portfolio-eligible security by a Fund, coupled with its agreement to repurchase the instrument at a specified time and price. Under a reverse repurchase agreement, the Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. The Fund typically will segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, equal (on a daily mark-to-market basis) to its obligations under reverse repurchase agreements.
However, reverse repurchase agreements involve the risk that the market value of securities retained by the Fund may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. To the extent that positions in reverse repurchase agreements are not covered through the segregation of liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Funds'
limitations on borrowings, which would, among other things, restrict the aggregate of such transactions (plus any other borrowings) to 1/3 (for each Fund except the Global Bond Fund II) of a Fund's total assets.

     A "mortgage dollar roll" is similar to a reverse repurchase agreement in certain respects. In a "dollar roll" transaction a Fund sells a mortgage-related security, such as a security issued by GNMA, to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A "dollar roll" can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which a Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities which are "substantially identical." To be considered "substantially identical," the securities returned to a Fund generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3)
have a similar original stated maturity; (4) have identical net coupon rates;
(5) have similar market yields (and therefore price); and (6) satisfy "good delivery" requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 2.5% of the initial amount delivered.

     A Fund's obligations under a dollar roll agreement must be covered by segregated liquid assets equal in value to the securities subject to repurchase by the Fund. As with reverse repurchase agreements, to the extent that positions in dollar roll agreements are not covered by segregated liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Funds' restrictions on borrowings. Furthermore, because dollar roll transactions may be for terms ranging between one and six months, dollar roll transactions may be deemed "illiquid" and subject to a Fund's overall limitations on investments in illiquid securities.

     A Fund also may effect simultaneous purchase and sale transactions that are known as "sale-buybacks." A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments make on the underlying security pending settlement of the Fund's repurchase of the underlying security. A Fund's obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Fund's forward commitment to repurchase the subject security.

Derivative Instruments

     In pursuing their individual objectives the Funds (except the Liquid Assets and Money Market Funds) may purchase and sell (write) both put options and call options on securities, swap agreements, securities indexes, commodity indexes and foreign currencies, and enter into interest rate, foreign currency, index and commodity futures contracts and purchase and sell options on such futures contracts ("futures options") for hedging purposes or as part of their overall investment strategies, except that those Funds that may not invest in foreign currency-denominated securities may not enter into transactions involving currency futures or options. The Funds (except the California Intermediate
Municipal Bond, California Municipal Bond, Liquid Assets, Long-Term U.S.
Government, Low Duration II, Money Market, Municipal Bond, New York Municipal
Bond, Real Return II, Short Duration Municipal Income, StocksPLUS
Municipal-Backed and Total Return II Funds) also may purchase and sell foreign currency options for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The
Funds (except the Liquid Assets and Money Market Funds) also may enter into swap agreements with respect to interest rates, commodities, and indexes of securities or commodities, and to the extent it may invest in foreign currency-denominated securities, may enter into swap agreements with respect to foreign currencies. The Funds may invest in structured notes. If other types of financial instruments, including other types of options, futures contracts, or futures options are traded in the future, a Fund may also use those instruments, provided that the Trustees determine that their use is consistent with the
Fund's investment objective.

                                       20

     The value of some derivative instruments in which the Funds invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Funds, the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of PIMCO to forecast interest rates and other economic factors correctly. If PIMCO incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Funds could be exposed to the risk of loss.

     The Funds might not employ any of the strategies described below, and no assurance can be given that any strategy used will succeed. If PIMCO incorrectly forecasts interest rates, market values or other economic factors in utilizing a derivatives strategy for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. Also, suitable derivative transactions may not be available in all circumstances. The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Fund to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Fund is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments, and the possible inability of a Fund to close out or to liquidate its derivatives positions. In addition, a Fund's use of such instruments may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if it had not used such instruments.

     Options on Securities and Indexes. A Fund may, to the extent specified herein or in the Prospectuses, purchase and sell both put and call options on fixed income or other securities or indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on an over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.

     An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

     A Fund will write call options and put options only if they are "covered."
In the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by
PIMCO in accordance with procedures established by the Board of Trustees, in such amount are segregated) upon conversion or exchange of other securities held by the Fund. For a call option on an index, the option is covered if the Fund maintains with its custodian assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, in an amount equal to the contract value of the index. A call option is also covered if the
Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Fund in segregated assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees. A put option on a security or an index is "covered" if the Fund segregates assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees equal to the exercise price. A put option is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by the
Fund in segregated assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees.

     If an option written by a Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written.
If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the
Fund desires.

                                       21

     A Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series. A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

     The premium paid for a put or call option purchased by a Fund is an asset of the Fund. The premium received for an option written by a Fund is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

     The Funds may write covered straddles consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet the Funds' immediate obligations.
The Funds may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Funds will also segregate liquid assets equivalent to the amount, if any, by which the put is
"in the money."

     Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

     During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

     There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, a Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

     If trading were suspended in an option purchased by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.

     Foreign Currency Options. Funds that invest in foreign currency-denominated securities may buy or sell put and call options on foreign currencies. A Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such

                                       22

options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

     Futures Contracts and Options on Futures Contracts. A futures contract is an agreement between two parties to buy and sell a security or commodity for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security or commodity. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract to the writer of the option, at a specified price and on or before a specified expiration date.

     Each Fund (except the Liquid Assets and Money Market Funds) may invest in futures contracts and options thereon ("futures options") with respect to, but not limited to, interest rates, commodities, and security or commodity indexes.
To the extent that a Fund may invest in foreign currency-denominated securities, it may also invest in foreign currency futures contracts and options thereon.

     An interest rate, commodity, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, commodity, foreign currency or the cash value of an index at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering a number of indexes as well as financial instruments and foreign currencies, including: the S&P 500; the S&P Midcap 400; the Nikkei 225;
the NYSE composite; U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates;
three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; the Australian dollar; the Canadian dollar; the British pound; the Japanese yen; the Swiss franc; the Mexican peso;
and certain multinational currencies, such as the euro. It is expected that other futures contracts will be developed and traded in the future. Certain of the Funds may also invest in commodity futures contracts and options thereon. A commodity futures contract is an agreement between two parties, in which one party agrees to buy a commodity, such as an energy, agricultural or metal commodity from the other party at a later date at a price and quantity agreed-upon when the contract is made.

     A Fund may purchase and write call and put futures options, as specified for that Fund in the Prospectuses. Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

     To comply with applicable rules of the Commodity Futures Trading Commission
("CFTC") under which the Trust and the Funds avoid being deemed a "commodity pool" or a "commodity pool operator," each Fund intends generally to limit its use of futures contracts and futures options to "bona fide hedging"
transactions, as such term is defined in applicable regulations, interpretations and practice. For example, a Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Fund's securities or the price of the securities which the Fund intends to purchase. A Fund's hedging activities may include sales of futures contracts as an offset against the effect of expected increases in interest rates, and purchases of futures contracts as an offset against the effect of expected declines in interest rates. Although other techniques could be used to reduce that Fund's exposure to interest rate fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

     A Fund will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

     When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. Margin requirements on foreign exchanges may be different than U.S. exchanges. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Fund expects to earn interest income on its initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays

                                       23

or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Fund will mark to market its open futures positions.

     A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

     Although some futures contracts call for making or taking delivery of the underlying securities or commodities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts
(same exchange, underlying security or index, and delivery month). Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the
Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

     The Funds may write covered straddles consisting of a call and a put written on the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet the Funds' immediate obligations. A Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Funds will also segregate liquid assets equivalent to the amount, if any, by which the put is
"in the money."

     Limitations on Use of Futures and Futures Options. In general, the Funds intend to enter into positions in futures contracts and related options only for
"bona fide hedging" purposes. With respect to positions in futures and related options that do not constitute bona fide hedging positions, a Fund will not enter into a futures contract or futures option contract if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are "in-the-money," would exceed 5% of the Fund's net assets. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is
"in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option. In addition, the CFTC has allowed, on a temporary basis, non-hedging transactions where the notional value of non-hedging futures contracts and related options do not exceed the liquidation value of a Fund's investments (after taking into account unrealized profits and unrealized losses on any such contracts). Pending CFTC rule amendments may eliminate the limitations set forth above, in which case the Funds may no longer be subject to such limitations.

     When purchasing a futures contract, a Fund will maintain with its custodian
(and mark-to-market on a daily basis) assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Fund may
"cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the
Fund.

     When selling a futures contract, a Fund will maintain with its custodian
(and mark-to-market on a daily basis) assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, that are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Trust's custodian).

     When selling a call option on a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by PIMCO in accordance with procedures established by the Board of
Trustees, that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

                                       24

     When selling a put option on a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by PIMCO in accordance with procedures established by the Board of
Trustees, that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

     To the extent that securities with maturities greater than one year are used to segregate assets to cover a Fund's obligations under futures contracts and related options, such use will not eliminate the risk of a form of leverage, which may tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund's portfolio, and may require liquidation of portfolio positions when it is not advantageous to do so. However, any potential risk of leverage resulting from the use of securities with maturities greater than one year may be mitigated by the overall duration limit on a Fund's portfolio securities. Thus, the use of a longer-term security may require a Fund to hold offsetting short-term securities to balance the Fund's portfolio such that the Fund's duration does not exceed the maximum permitted for the Fund in the Prospectuses.

     The requirements for qualification as a regulated investment company also may limit the extent to which a Fund may enter into futures, futures options or forward contracts. See "Taxation."

     Risks Associated with Futures and Futures Options. There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

     Futures contracts on U.S. Government securities historically have reacted to an increase or decrease in interest rates in a manner similar to that in which the underlying U.S. Government securities reacted. To the extent, however, that a Municipal Bond Fund enters into such futures contracts, the value of such futures will not vary in direct proportion to the value of the Fund's holdings of Municipal Bonds (as defined above). Thus, the anticipated spread between the price of the futures contract and the hedged security may be distorted due to differences in the nature of the markets. The spread also may be distorted by differences in initial and variation margin requirements, the liquidity of such markets and the participation of speculators in such markets.

     Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit.
The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

     There can be no assurance that a liquid market will exist at a time when a
Fund seeks to close out a futures or a futures option position, and that Fund would remain obligated to meet margin requirements until the position is closed.
In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

     Risks Associated with Commodity Futures Contracts. There are several additional risks associated with transactions in commodity futures contracts.

     Storage. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the

                                       25

extent that the storage costs for an underlying commodity change while the Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.

     Reinvestment. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for a Fund.
If the nature of hedgers and speculators in futures markets has shifted when it is time for a Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.

     Other Economic Factors. The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject a Fund's investments to greater volatility than investments in traditional securities.

     Additional Risks of Options on Securities, Futures Contracts, Options on
Futures Contracts, and Forward Currency Exchange Contracts and Options Thereon.
Options on securities, futures contracts, and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities.
The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii)
delays in the Trust's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

     Swap Agreements and Options on Swap Agreements. Each Fund (except the
Liquid Assets and Money Market Funds) may engage in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps. To the extent a Fund may invest in foreign currency-denominated securities, it may also invest in currency exchange rate swap agreements. A Fund may also enter into options on swap agreements ("swap options").

     A Fund may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

     Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities or commodities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. Consistent with a Fund's investment objectives and general investment polices, certain of the Funds may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, a Fund will receive the price appreciation of a commodity index, a portion of the

                                       26

index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, a Fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, a Fund may pay an adjustable or floating fee. With a "floating" rate, the fee may be pegged to a base rate, such as the
London Interbank Offered Rate, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, a Fund may be required to pay a higher fee at each swap reset date.

     A Fund may enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. A Fund may be either the buyer or seller in a credit default swap transaction. If a Fund is a buyer and no event of default occurs, the Fund will lose its investment and recover nothing. However, if an event of default occurs, the Fund (if the buyer)
will receive the full notional value of the reference obligation that may have little or no value. As a seller, a Fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation. Credit default swap transactions involve greater risks than if a
Fund had invested in the reference obligation directly.

     A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. Each Fund (except the Liquid Assets and Money Market Funds) may write (sell) and purchase put and call swap options.

     Most swap agreements entered into by the Funds would calculate the obligations of the parties to the agreement on a "net basis." Consequently, a
Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the
"net amount"). A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, to avoid any potential leveraging of the Fund's portfolio. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Fund's investment restriction concerning senior securities. Each Fund, except the
CommodityRealReturn Strategy Fund, will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's total assets.

     Whether a Fund's use of swap agreements or swap options will be successful in furthering its investment objective of total return will depend on PIMCO's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Funds' repurchase agreement guidelines).
Certain restrictions imposed on the Funds by the Internal Revenue Code may limit the Funds' ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a
Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

     Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When a Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swap option, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

     Certain swap agreements are exempt from most provisions of the Commodity
Exchange Act ("CEA") and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC.
To qualify for this exemption, a swap agreement must be entered into by
"eligible participants," which includes the following, provided the participants' total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have

                                       27

assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

     This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy
Statement applies to swap transactions settled in cash that (1) have individually tailored terms, (2) lack exchange-style offset and the use of a clearing organization or margin system, (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.

     Structured Notes. Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator.
Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. To the extent a Fund invests in these securities, however, PIMCO analyzes these securities in its overall assessment of the effective duration of the Fund's portfolio in an effort to monitor the
Fund's interest rate risk.

Hybrid Instruments

     A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a "benchmark"). The interest rate or
(unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such an hybrid instrument would be a combination of a bond and a call option on oil.

     Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of the Fund. Each Fund, except the CommodityRealReturn Strategy Fund, will not invest more than 5% of its total assets in hybrid instruments.

     Certain hybrid instruments may provide exposure to the commodities markets.
These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Funds will only invest in commodity-linked hybrid instruments that qualify under applicable rules of the
CFTC for an exemption from the provisions of the CEA.

     Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the
Funds' investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

Delayed Funding Loans and Revolving Credit Facilities

     Each Fund (except the Liquid Assets, Money Market and Municipal Bond Funds)
may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower

                                       28

repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest.
These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so
(including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will at all times segregate assets, determined to be liquid by PIMCO in accordance with procedures established by the Board of
Trustees, in an amount sufficient to meet such commitments.

     The Funds may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. The Funds currently intend to treat delayed funding loans and revolving credit facilities for which there is no readily available market as illiquid for purposes of the Funds' limitation on illiquid investments. For a further discussion of the risks involved in investing in loan participations and other forms of direct indebtedness see "Loan Participations." Participation interests in revolving credit facilities will be subject to the limitations discussed in "Loan Participations." Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of the Trust's investment restriction relating to the lending of funds or assets by a
Portfolio.

When-Issued, Delayed Delivery and Forward Commitment Transactions

     Each of the Funds may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When such purchases are outstanding, the
Fund will segregate until the settlement date assets determined to be liquid by
PIMCO in accordance with procedures established by the Board of Trustees, in an amount sufficient to meet the purchase price. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated.

     When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund's other investments. If the
Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage.

     When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or could suffer a loss. A Fund may dispose of or renegotiate a transaction after it is entered into, and may sell when-issued, delayed delivery or forward commitment securities before they are delivered, which may result in a capital gain or loss. There is no percentage limitation on the extent to which the Funds may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis.

Short Sales

     Certain of the Funds, particularly the StocksPLUS Short Strategy Fund, may make short sales of securities as part of their overall portfolio management strategies involving the use of derivative instruments and to offset potential declines in long positions in similar securities. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline.

     When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

     If the price of the security sold short increases between the time of the short sale and the time and the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

                                       29

     To the extent that a Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales "against the box") will maintain additional asset coverage in the form of segregated assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees. Each Fund, except the StocksPLUS Short
Strategy Fund, does not intend to enter into short sales (other than those
"against the box") if immediately after such sale the aggregate of the value of all collateral plus the amount of the segregated assets exceeds one-third of the value of the Fund's assets. This percentage may be varied by action of the
Trustees. A short sale is "against the box" to the extent that the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. The Funds will engage in short selling to the extent permitted by the 1940 Act and rules and interpretations thereunder.

Illiquid Securities

     The Funds may invest up to 15% of their net assets in illiquid securities
(10% in the case of the Liquid Assets and Money Market Funds). The term
"illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Illiquid securities are considered to include, among other things, written over-the-counter options, securities or other liquid assets being used as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), and other securities whose disposition is restricted under the federal securities laws (other than securities issued pursuant to Rule 144A under the 1933 Act and certain commercial paper that PIMCO has determined to be liquid under procedures approved by the Board of Trustees).

     Illiquid securities may include privately placed securities, which are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered under the federal securities laws.
Although certain of these securities may be readily sold, others may be illiquid, and their sale may involve substantial delays and additional costs.

Loans of Portfolio Securities

     For the purpose of achieving income, each Fund may lend its portfolio securities to brokers, dealers, and other financial institutions, provided: (i)
the loan is secured continuously by collateral consisting of U.S. Government securities, cash or cash equivalents (negotiable certificates of deposits, bankers' acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned; (ii) the Fund may at any time call the loan and obtain the return of the securities loaned; (iii) the Fund will receive any interest or dividends paid on the loaned securities; and (iv) the aggregate market value of securities loaned will not at any time exceed 331/3% of the total assets of the Fund. Each Fund's performance will continue to reflect the receipt of either interest through investment of cash collateral by the Fund in permissible investments, or a fee, if the collateral is U.S. Government securities. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral should the borrower fail to return the securities loaned or become insolvent.
The Funds may pay lending fees to the party arranging the loan.

Social Investment Policies

     The Low Duration Fund III and Total Return Fund III will not, as a matter of non-fundamental operating policy, invest in the securities of any issuer determined by PIMCO to be engaged principally in the provision of healthcare services, the manufacture of alcoholic beverages, tobacco products, pharmaceuticals, military equipment, the operation of gambling casinos or in the production or trade of pornographic materials. To the extent possible on the basis of information available to PIMCO, an issuer will be deemed to be principally engaged in an activity if it derives more than 10% of its gross revenues from such activities. Evaluation of any particular issuer with respect to these criteria may involve the exercise of subjective judgment by PIMCO.
PIMCO's determination of issuers engaged in such activities at any given time will, however, be based upon its good faith interpretation of available information and its continuing and reasonable best efforts to obtain and evaluate the most current information available, and to utilize such information, as it becomes available, promptly and expeditiously in portfolio management for the Funds. In making its analysis, PIMCO may rely, among other things, upon information contained in such publications as those produced by the
Investor Responsibility Research Center, Inc.

                             INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions

     Each Fund's investment objective, except for the Global Bond Fund II, as set forth in the Prospectuses under "Investment Objectives and Policies,"
together with the investment restrictions set forth below, are fundamental policies of

                                       30

the Fund and may not be changed with respect to a Fund without shareholder approval by vote of a majority of the outstanding shares of that Fund.

(1)  A Fund may not concentrate its investments in a particular industry, as that term is used in the Investment Company Act of 1940, as amended, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time (except that the Liquid Assets and
     Money Market Funds may concentrate their investments in securities or obligations issued by U.S. banks).

(2)  A Fund may not, with respect to 75% of the Fund's total assets, purchase the securities of any issuer, except securities issued or guaranteed by the
     U.S. government or any of its agencies or instrumentalities, if, as a result (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer; (This investment restriction is not applicable to the California Intermediate Municipal Bond, California
     Municipal Bond, Commercial Mortgage Securities, CommodityRealReturn
     Strategy, Emerging Markets Bond, Foreign Bond, Global Bond, Global Bond II,
     New York Municipal Bond Fund, Real Return and Real Return Asset Funds.) For
     the purpose of this restriction, each state and each separate political subdivision, agency, authority or instrumentality of such state, each multi-state agency or authority, and each guarantor, if any, are treated as separate issuers of Municipal Bonds.

(3)  A Fund may not purchase or sell real estate, although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate, or interests therein.

(4)  A Fund may not purchase or sell commodities or commodities contracts or oil, gas or mineral programs. This restriction shall not prohibit a Fund, subject to restrictions described in the Prospectuses and elsewhere in this
     Statement of Additional Information, from purchasing, selling or entering into futures contracts, options on futures contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency-related hedging instrument, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws (This restriction is not applicable to the Global Bond
     Fund II, but see non-fundamental restriction "F").

(5)  A Fund may borrow money or issue any senior security, only as permitted under the Investment Company Act of 1940, as amended, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

(6)  A Fund may make loans only as permitted under the Investment Company Act of
     1940, as amended, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

(7)  A Fund may not act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

(8)  Notwithstanding any other fundamental investment policy or limitation, it is a fundamental policy of each Fund that it may pursue its investment objective by investing in one or more underlying investment companies or vehicles that have substantially similar investment objectives, policies and limitations as the Fund.

(9)  The Municipal Bond and Short Duration Municipal Income Funds will invest, under normal circumstances, at least 80% of their assets in investments the income of which is exempt from federal income tax.

(10) The California Intermediate Municipal Bond and California Municipal Bond
     Funds will invest, under normal circumstances, at least 80% of their assets in investments the income of which is exempt from both federal income tax and California income tax.

(11) The New York Municipal Bond Fund will invest, under normal circumstances, at least 80% of its assets in investments the income of which is exempt from both federal income tax and New York income tax.

(12) The StocksPLUS Municipal-Backed Fund will invest, under normal circumstances, at least 80% of its assets in investments the income of which is exempt from federal income tax.

     For purposes of Fundamental Investment Restrictions No. 9, 10, 11 and 12,
the term "asset," as defined in Rule 35d-1 under the 1940 Act, means net assets, plus the amount of any borrowings for investment purposes.

                                       31

Non-Fundamental Investment Restrictions

     Each Fund is also subject to the following non-fundamental restrictions and policies (which may be changed without shareholder approval) relating to the investment of its assets and activities.

(A)  A Fund may not invest more than 15% of the net assets of a Fund (10% in the case of the Liquid Assets and Money Market Funds) (taken at market value at the time of the investment) in "illiquid securities," illiquid securities being defined to include securities subject to legal or contractual restrictions on resale (which may include private placements), repurchase agreements maturing in more than seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), certain options traded over the counter that a Fund has purchased, securities or other liquid assets being used to cover such options a Fund has written, securities for which market quotations are not readily available, or other securities which legally or in PIMCO's opinion may be deemed illiquid (other than securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper that PIMCO has determined to be liquid under procedures approved by the Board of
     Trustees).

(B)  A Fund may not purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but it may make margin deposits in connection with covered transactions in options, futures, options on futures and short positions.

(C)  Each Fund (except the Liquid Assets and Money Market Funds) may invest up to 5% of the total assets of a Fund (taken at market value at the time of investment) in any combination of mortgage-related or other asset-backed interest only, principal only, or inverse floating rate securities.

(D)  The Global Bond Fund II may not borrow money in excess of 10% of the value
     (taken at the lower of cost or current value) of the Fund's total assets
     (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes (Such borrowings will be repaid before any additional investments are purchased.); or pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 10% of the Fund's total assets (taken at cost) and then only to secure borrowings permitted above (The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is not deemed to be pledges or other encumbrances. For the purpose of this restriction, collateral arrangements with respect to the writing of options, futures contracts, options on futures contracts, and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge of assets and neither such arrangements nor the purchase or sale of futures or related options are deemed to be the issuance of a senior security).

(E)  A Fund may not maintain a short position, or purchase, write or sell puts, calls, straddles, spreads or combinations thereof, except on such conditions as may be set forth in the Prospectuses and in this Statement of
     Additional Information.

(F)  The Global Bond Fund II may not purchase or sell commodities or commodity contracts except that the Fund may purchase and sell financial futures contracts and related options.

(G)  In addition, the Trust has adopted the following non-fundamental investment policies that may be changed on 60 days notice to shareholders:

     (1)  The GNMA Fund will invest, under normal circumstances, at least 80% of its assets in GNMA investments.

     (2)  The Total Return Mortgage Fund will invest, under normal circumstances, at least 80% of its assets in mortgage investments.

     (3)  The Investment Grade Corporate Bond Fund will invest, under normal circumstances, at least 80% of its assets in investment grade corporate bond investments.

     (4)  The High Yield Fund will invest, under normal circumstances, at least
          80% of its assets in high yield investments.

                                       32

     (5)  The Long-Term U.S. Government Fund will invest, under normal circumstances, at least 80% of its assets in U.S. Government investments.

     (6)  The Global Bond and Global Bond II Funds will invest, under normal circumstances, at least 80% of their assets in bond investments.

     (7)  The Foreign Bond Fund will invest, under normal circumstances, at least 80% of its assets in foreign bond investments.

     (8)  The Emerging Markets Bond Fund will invest, under normal circumstances, at least 80% of its assets in emerging market bond investments.

     (9)  The Convertible Fund will invest, under normal circumstances, at least
          80% of its assets in convertible investments.

     (10) The European Convertible Fund will invest, under normal circumstances, at least 80% of its assets in convertible investments that are tied economically to Europe.

     For purposes of these policies, the term "assets," as defined in Rule 35d-1 under the 1940 Act, means net assets plus the amount of any borrowings for investment purposes.

     Currency Hedging. In addition, the Trust has adopted a non-fundamental policy pursuant to which each Fund that may invest in securities denominated in foreign currencies, except the Convertible, Emerging Markets Bond, and Global
Bond Funds, will hedge at least 75% of its exposure to foreign currency using the techniques described in the Prospectuses. There can be no assurance that currency hedging techniques will be successful.

     Under the 1940 Act, a "senior security" does not include any promissory note or evidence of indebtedness where such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the issuer at the time the loan is made. A loan is presumed to be for temporary purposes if it is repaid within sixty days and is not extended or renewed. To the extent that borrowings for temporary administrative purposes exceed 5% of the total assets of a Fund (except the Global Bond Fund II), such excess shall be subject to the 300% asset coverage requirement.

     To the extent a Fund covers its commitment under a reverse repurchase agreement (or economically similar transaction) by the segregation of assets determined to be liquid in accordance with procedures adopted by the Trustees, equal in value to the amount of the Fund's commitment to repurchase, such an agreement will not be considered a "senior security" by the Fund and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Fund.

     The staff of the SEC has taken the position that purchased over-the-counter
("OTC") options and the assets used as cover for written OTC options are illiquid securities. Therefore, the Funds have adopted an investment policy pursuant to which a Fund will not purchase or sell OTC options if, as a result of such transactions, the sum of: 1) the market value of OTC options currently outstanding which are held by the Fund, 2) the market value of the underlying securities covered by OTC call options currently outstanding which were sold by the Fund and 3) margin deposits on the Fund's existing OTC options on futures contracts, exceeds 15% of the net assets of the Fund, taken at market value, together with all other assets of the Fund which are illiquid or are otherwise not readily marketable. However, if an OTC option is sold by the Fund to a primary U.S. Government securities dealer recognized by the Federal Reserve Bank of New York and if the Fund has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the
Fund will treat as illiquid such amount of the underlying securities equal to the repurchase price less the amount by which the option is "in-the-money"
(i.e., current market value of the underlying securities minus the option's strike price). The repurchase price with the primary dealers is typically a formula price which is generally based on a multiple of the premium received for the option, plus the amount by which the option is "in-the-money." This policy is not a fundamental policy of the Funds and may be amended by the Trustees without the approval of shareholders. However, the Funds will not change or modify this policy prior to the change or modification by the SEC staff of its position.

     Unless otherwise indicated, all limitations applicable to Fund investments
(as stated above and elsewhere in this Statement of Additional Information)
apply only at the time a transaction is entered into. Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, deemed to be of comparable quality), or change in the percentage of Fund assets invested in certain securities or other instruments, or change in the average duration of a Fund's investment portfolio, resulting from market fluctuations or other changes in a Fund's total assets will not require a Fund to dispose of an

                                       33

investment until PIMCO determines that it is practicable to sell or close out the investment without undue market or tax consequences to the Fund. In the event that ratings services assign different ratings to the same security, PIMCO will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.

     For purposes of applying the Funds' investment policies and restrictions
(as stated in the Prospectuses and this SAI) swap agreements are generally valued by the Funds at market value. In the case of a credit default swap sold by a Fund (i.e., where the Fund is selling credit default protection), however, the Fund will value the swap at its notional amount. The manner in which certain securities or other instruments are valued by the Funds for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

     The Funds interpret their policy with respect to the purchase and sale of commodities or commodities contracts under Fundamental Investment Restriction
No. 4 above to permit the Funds, subject to each Fund's investment objectives and general investment policies (as stated in the Prospectuses and elsewhere in this Statement of Additional Information), to invest in commodity futures contracts and options thereon, commodity-related swap agreements, and other commodity-related derivative instruments.

     The Funds interpret their policies with respect to borrowing and lending to permit such activities as may be lawful for the Funds, to the full extent permitted by the 1940 Act or by exemption from the provisions therefrom pursuant to exemptive order of the SEC. The Funds have filed an application seeking an order from the SEC to permit the Funds to enter into transactions among themselves with respect to the investment of daily cash balances of the Funds in shares of the money market and/or short-term bond funds, as well as the use of daily excess cash balances of the money market and/or short-term bond funds in inter-fund lending transactions with the other Funds for temporary cash management purposes. The interest paid by a Fund in such an arrangement will be less than that otherwise payable for an overnight loan, and will be in excess of the overnight rate the money market and/or short-term bond funds could otherwise earn as lender in such a transaction.

Non-Fundamental Operating Policies Relating to the Sale of Shares of Total
Return Fund in Japan

     In connection with an offering of Administrative Class shares of the Total
Return Fund in Japan, the Trust has adopted the following non-fundamental operating policies (which may be changed without shareholder approval) with respect to the Total Return Fund. These non-fundamental policies will remain in effect only so long as (i) they are required in accordance with standards of the
Japanese Securities Dealers Association and (ii) shares of the Total Return Fund are being offered in Japan.

(1)  The Trust will not sell shares of the Total Return Fund in Japan except through PIMCO Advisors Distributors LLC.

(2)  The Trust has appointed, and will maintain the appointment of, a bank or trust company as the place for safe-keeping of its assets in connection with the Total Return Fund.

(3)  The Tokyo District Court shall have the jurisdiction over any and all litigation related to transactions in any class of shares of the Total
     Return Fund acquired by Japanese investors as required by Article 26, Item
     4 of the Rules Concerning Transactions of Foreign Securities of the Japan
     Securities Dealers Association.

(4)  The Total Return Fund may not make short sales of securities or maintain a short position for the account of the Fund unless the total current value of the securities being the subject of short sales or of the short position is equal to or less than the net asset value of the Total Return Fund.

(5)  The Total Return Fund may not borrow money in excess of 10% of the value
     (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) at the time the borrowing is made, except for extraordinary or emergency purposes, such as in the case of a merger, amalgamation or the like.

(6)  The Total Return Fund may not acquire more than 50% of the outstanding voting securities of any issuer, if aggregated with the portion of holding in such securities by any and all other mutual funds managed by PIMCO.

(7)  The Total Return Fund may not invest more than 15% of its total assets in voting securities privately placed, mortgage securities or unlisted voting securities which cannot be readily disposed of. This restriction shall not be applicable to securities determined by PIMCO to be liquid and for which a market price (including a dealer

                                       34

     quotation) is generally obtainable or determinable.

(8)  None of the portfolio securities of the Total Return Fund may be purchased from or sold or loaned to any Trustee of the Trust, PIMCO, acting as investment adviser of the Trust, or any affiliate thereof or any of their directors, officers or employees, or any major shareholder thereof (meaning a shareholder who holds to the actual knowledge of PIMCO, on his own account whether in his own or other name (as well as a nominee's name), 10%
     or more of the total issued outstanding shares of such a company) acting as principal or for their own account unless the transaction is made within the investment restrictions set forth in the Fund's Prospectus and statement of additional information and either (i) at a price determined by current publicly available quotations (including a dealer quotation) or
     (ii) at competitive prices or interest rates prevailing from time to time on internationally recognized securities markets or internationally recognized money markets (including a dealer quotation).

     All percentage limitations on investments described in the restrictions relating to the sale of shares in Japan will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. If any violation of the foregoing investment restrictions occurs, the Trust will, promptly after discovery of the violation, take such action as may be necessary to cause the violation to cease, which shall be the only obligation of the Trust and the only remedy in respect of the violation.

     If any of the foregoing standards shall, at any time when shares of the
Total Return Fund are being offered for subscription by the Trust in Japan or thereafter, no longer be required in accordance with the standards of the
Japanese Securities Dealers Association, then such standards shall no longer apply.

                             MANAGEMENT OF THE TRUST

Trustees and Officers

     The business of the Trust is managed under the direction of the Trust's
Board of Trustees. Subject to the provisions of the Trust's Declaration of
Trust, its By-Laws and Massachusetts law, the Trustees have all powers necessary and convenient to carry out this responsibility, including the election and removal of the Trust's officers.

     The charts below identify the Trustees and executive officers of the Trust.
Unless otherwise indicated, the address of all persons below is 840 Newport
Drive, Newport Beach, CA 92660.

Trustees of the Trust

                         Term of                                                   Number of
                         Office and                                                Funds in
                         Length of                                                 Fund Complex
Name, Age and Position   Time         Principal Occupation(s) During Past 5        Overseen by    Other Directorships
Held with Trust*         Served /+/   Years                                        Trustee        Held by Trustee
------------------------------------------------------------------------------------------------------------------------
Interested Trustees/1/

Brent R. Harris          02/1992 to    Managing Director, PIMCO; Chairman and           71        None
(43)                     present       Director, PIMCO Commercial Mortgage
                                       Securities Trust, Inc.; Chairman and
Chairman of the Board                  Trustee, PIMCO Variable Insurance Trust;
and Trustee                            Chairman, Director and President, PIMCO
                                       Strategic Global Government Fund, Inc.;
                                       Director, PIMCO

----------
*    The ages of the individuals listed below are as of June 30,2003.
/+/  Trustees serve until their successors are duly elected and qualified.
/1/  Mr. Harris and Mr. Burns are "interested persons" of the Trust (as that term is defined in the 1940 Act because of their affiliations with PIMCO.

                                       35

                         Term of                                                   Number of
                         Office and                                                Funds in
                         Length of                                                 Fund Complex
Name, Age and Position   Time         Principal Occupation(s) During Past 5        Overseen by    Other Directorships
Held with Trust*         Served /+/   Years                                        Trustee        Held by Trustee
------------------------------------------------------------------------------------------------------------------------
                                       Luxembourg S.A.; and Board of Governors
                                       and Executive Committee, Investment
                                       Company Institute.

R. Wesley Burns (43)     07/1987 to    Director, PIMCO.  President and Director,        70        None
                         present       PIMCO Commercial Mortgage Securities
President and Trustee    (since        Trust, Inc.; President and Trustee, PIMCO
                         11/1997 as    Variable Insurance Trust; Senior Vice
                         Trustee)      President, PIMCO Strategic Global
                                       Government Fund, Inc.; Director, PIMCO
                                       Funds: Global Investors Series plc and
                                       Director, PIMCO Global Advisors (Ireland)
                                       Limited.  Formerly, Managing Director,
                                       PIMCO and Executive Vice President, PIMCO
                                       Funds: Multi-Manager Series.

Independent Trustees

E. Philip Cannon (62)    03/2000 to    Proprietor, Cannon & Company, an                 114       None
                         present       affiliate of Inverness Management LLC, (a
Trustee                                private equity investment firm).
                                       President, Houston Zoo; Director, PIMCO
                                       Commercial Mortgage Securities Trust,
                                       Inc.; Trustee, PIMCO Variable Insurance
                                       Trust; Trustee, PIMCO Funds:
                                       Multi-Manager Series.  Formerly,
                                       Headmaster, St. John's School, Houston,
                                       Texas.

                                       36

                         Term of                                                   Number of
                         Office and                                                Funds in
                         Length of                                                 Fund Complex
Name, Age and Position   Time         Principal Occupation(s) During Past 5        Overseen by    Other Directorships
Held with Trust*         Served /+/   Years                                        Trustee        Held by Trustee
------------------------------------------------------------------------------------------------------------------------
Vern O. Curtis           02/1995 to    Private Investor; Director, PIMCO                70        Director, Public
(69)                     present       Commercial Mortgage Securities Trust,                      Storage Business
                                       Inc.; and Trustee, PIMCO Variable                          Parks, Inc., (a Real
Trustee                                Insurance Trust.                                           Estate Investment
                                                                                                  Trust); Director,
                                                                                                  Fresh Choice, Inc.
                                                                                                  (restaurant company).

J. Michael Hagan (63)    03/2000 to    Private Investor and Business                    70        Director, Ameron
                         present       Consultant.  Director, PIMCO Commercial                    International
Trustee                                Mortgage Securities Trust, Inc.; Trustee,                  (manufacturing); and
                                       PIMCO Variable Insurance Trust; Director                   Director, Fleetwood
                                       Freedom Communications; Director, Remedy                   Enterprises
                                       Temp (staffing); Director, Saint Gobain                    (manufacturer of
                                       Corporation (manufacturing); Member of                     housing and
                                       the Board of Regents at Santa Clara                        recreational
                                       University; Member of the Board, Taller                    vehicles).
                                       San Jose; Trustee, South Coast Repertory
                                       Theater.  Formerly, Chairman and CEO,
                                       Furon Company (manufacturing).

William J. Popejoy (64)  07/1993 to    Managing Member, Pacific Capital                 70        Director, New Century
                         02/1995 and   Investors; Trustee, PIMCO Variable                         Financial Corporation
Trustee                  08/1995 to    Insurance Trust; and Director, PIMCO                       (mortgage banking)
                         present       Commercial Mortgage Securities Trust,
                                       Inc.  Formerly, Director, California
                                       State Lottery.

Executive Officers

Name, Age and Position Held with   Term of Office and Length of
Trust                              Time Served                    Principal Occupation(s) During Past 5 Years
--------------------------------------------------------------------------------------------------------------------------
Gregory A. Bishop                  02/2003 to present             Senior Vice President, PIMCO.
(41)
Senior Vice President

William H. Gross                   04/1987 to present             Managing Director and Executive Committee Member, PIMCO.
(59)
Senior Vice President

Raymond C. Hayes                   02/1995 to present (since      Senior Vice President, PIMCO; Formerly, Vice President
(58)                               02/03 as Senior Vice           PIMCO.
Senior Vice President              President.

                                       37

Name, Age and Position Held with   Term of Office and Length of
Trust                              Time Served                    Principal Occupation(s) During Past 5 Years
--------------------------------------------------------------------------------------------------------------------------
Margaret Isberg                    02/1996 to present             Managing Director, PIMCO.  Formerly, Executive Vice
(46)                                                              President, PIMCO.
Senior Vice President

Steven P. Kirkbaumer               02/2003 to present             Senior Vice President, PIMCO.  Formerly, Vice
(47)                                                              President, PIMCO
Senior Vice President

John S. Loftus                     02/2001 to present             Managing Director, PIMCO.
(44)
Senior Vice President

James F. Muzzy                     04/1987 to present (since      Managing Director, PIMCO.
(64)                               02/2003 as Senior Vice
Senior Vice President              President)

Douglas J. Ongaro                  08/1995 to present (since      Senior Vice President, PIMCO.  Formerly, Vice
(42)                               02/2003 as Senior Vice         President, PIMCO.
Senior Vice President              President)

Mark A. Romano                     02/1998 to present             Senior Vice President, PIMCO.  Formerly, Vice
(45)                                                              President, PIMCO.
Senior Vice President

Jeffrey M. Sargent                 02/1993 to present (since      Senior Vice President, PIMCO.  Formerly, Vice
(40)                               02/1999 as Senior Vice         President, PIMCO.
Senior Vice President              President)

Leland T. Scholey                  02/1996 to present             Senior Vice President, PIMCO.
(50)
Senior Vice President

William S. Thompson, Jr.           11/1993 to present (since      Managing Director and Chief Executive Officer, PIMCO.
(57)                               02/2003 as Senior Vice
Senior Vice President              President)

Jim Johnstone                      02/2002 to present             Vice President, PIMCO.  Formerly, Vice President,
(39)                                                              Fidelity Investments.
Vice President

Kevin D. Kuhner                    02/2003 to present             Vice President, PIMCO.  Formerly, Account Manager, PIMCO
(37)
Vice President

Henrik P. Larsen                   02/1999 to present             Vice President, PIMCO.  Formerly, Manager, PIMCO.
(33)
Vice President

Andre J. Mallegol, III             02/1998 to present             Vice President, PIMCO.
(37)
Vice President

                                       38

Name, Age and Position Held with   Term of Office and Length of
Trust                              Time Served                    Principal Occupation(s) During Past 5 Years
--------------------------------------------------------------------------------------------------------------------------
Gail Mitchell                      02/2003 to present             Vice President, PIMCO.  Formerly, Account Manager, PIMCO
(53)
Vice President

Bruce P. Pflug                     02/2003 to present             Senior Vice President, PIMCO.
(44)
Vice President

David J. Pittman                   02/1998 to present             Vice President, PIMCO.
(55)
Vice President

Scott M. Spalding                  02/2002 to present             Vice President, PIMCO.  Formerly, associated with
(33)                                                              PacificCare Healthcare Systems.
Vice President

Christina L. Stauffer              02/2003 to present             Vice President, PIMCO. Formerly, Account Manager,
(39)                                                              PIMCO and a vice president of client services and
Vice President                                                    marketing with Transamerica Investment Management.

Michael J. Willemsen                11/1988 to present (since     Vice President, PIMCO.  Formerly, Manager, PIMCO.
(43)                                02/2002 as Vice President)
Vice President

Garlin G. Flynn                     08/1995 to present            Specialist, PIMCO
(56)
Secretary

John P. Hardaway                    08/1990 to present            Senior Vice President, PIMCO.  Formerly, Vice
(45)                                                              President, PIMCO.
Treasurer

Erik C. Brown                       02/2001 to present            Vice President, PIMCO.  Formerly, tax consultant with
(35)                                                              Deloitte and Touche LLP and PricewaterhouseCoopers LLC.
Assistant Treasurer

     Listed below for each Trustee is a dollar range of securities beneficially owned in the Trust together with the aggregate dollar range of equity securities in all registered investment companies overseen by each Trustee that are in the same family of investment companies as the Trust, as of December 31, 2002.

----------------------------------------------------------------------------------------------------------

                                                                         Aggregate Dollar Range of Equity
                                                                       Securities in All Funds Overseen by
                                Dollar Range of Equity Securities in     Trustee or Nominee in Family of
 Name of Trustee or Nominee                  the Funds                         Investment Companies
----------------------------------------------------------------------------------------------------------
R. Wesley Burns                            Over $100,000                           Over $100,000
----------------------------------------------------------------------------------------------------------
E. Philip Cannon                                None                               Over $100,000
----------------------------------------------------------------------------------------------------------
Vern O. Curtis                             Over $100,000                           Over $100,000
----------------------------------------------------------------------------------------------------------
J. Michael Hagan                                None                                    -0-
----------------------------------------------------------------------------------------------------------
Brent R. Harris                            Over $100,000                           Over $100,000
----------------------------------------------------------------------------------------------------------
William J. Popejoy                              None                                    -0-
---------------------------------- ----------------------------------------- -----------------------------

                                       39

     No independent Trustee (or an immediate family member thereof) had any direct or indirect interest, the value of which exceeds $60,000, in the investment adviser, the principal underwriter of the Trust, or any entity controlling, controlled by or under common control with the investment adviser or the principal underwriter of the Trust (not including registered investment companies). Set forth in the table below is information regarding each independent Trustee's (and his or her immediate family members') share ownership in securities of the investment adviser of the Trust, the principal underwriter of the Trust, and any entity controlling, controlled by or under common control with the investment adviser or principal underwriter of the Trust (not including registered investment companies), as of December 31, 2002.

------------------------------------------------------------------------------------------------
                     Name of Owners and
Name of Trustee or    Relationships to                                   Value of     Percent of
    Nominee          Trustee or Nominee    Company    Title of Class    Securities      Class
------------------------------------------------------------------------------------------------
E. Philip Cannon           None             None           None            None          None
------------------------------------------------------------------------------------------------
Vern O. Curtis             None             None           None            None          None
------------------------------------------------------------------------------------------------
J. Michael Hagan           None             None           None            None          None
------------------------------------------------------------------------------------------------
William J. Popejoy         None             None           None            None          None
------------------------------------------------------------------------------------------------

     No independent Trustee or immediate family member has during the two most recently completed calendar years had: (i) any material interest, direct or indirect, in any transaction or series of similar transactions, in which the amount involved exceeds $60,000; (ii) any securities interest in the principal underwriter of the Trust or the investment adviser or their affiliates (other than the Trust); or (iii) any direct or indirect relationship of any nature, in which the amount involved exceeds $60,000, with:

..  the Funds;

..  an officer of the Funds;

..  an investment company, or person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the Funds or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the investment adviser or principal underwriter of the Funds;

..  an officer or an investment company, or a person that would by an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the Funds or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the investment adviser or principal underwriter of the Funds;

..  the investment adviser or principal underwriter of the Funds;

..  an officer of the investment adviser or principal underwriter of the Funds;

..  a person directly or indirectly controlling, controlled by, or under common control with the investment adviser or principal underwriter of the Funds; or

..  an officer of a person directly or indirectly controlling, controlled by, or under common control with the investment adviser or principal underwriter of the Funds.

Standing Committees

     The Trust has a standing Audit Committee that consists of all of the independent Trustees (Messrs. Cannon, Curtis, Hagan and Popejoy). The Audit
Committee reviews both the audit and non-audit work of the Trust's independent public accountant, submits a recommendation to the Board as to the selection of an independent public accountant, and reviews generally the maintenance of the
Trust's records and the safekeeping arrangement of the Trust's custodian. During the fiscal year ended March 31, 2003, the Audit Committee met four times. Each member of the Audit Committee attended 100% of such meetings during the period in which he or she was a member of the Audit Committee.

     The Board has formed a Valuation Committee whose function is to monitor the valuation of portfolio securities and other investments and, as required by the
Trust's valuation policies, when the Board is not in session it shall determine the fair value of portfolio holdings after consideration of all relevant factors, which determinations shall be reported to the full Board. The Valuation
Committee currently consists of all of the Trust's Board members. The Valuation
Committee held two meetings during the last fiscal year.

                                       40

     The Trust also has a Nominating Committee, composed of independent Trustees
(Messrs. Cannon, Curtis, Hagan and Popejoy), that is responsible for the selection and nomination of candidates to serve as Trustees of the Trust. The
Nominating Committee does not currently have a policy regarding whether it will consider nominees recommended by shareholders. During the fiscal year ended
March 31, 2003, there were no meetings of the Nominating Committee.

Compensation Table

     The following table sets forth information regarding compensation received by the Trustees for the fiscal year ended March 31, 2003.

                                                 Total Compensation
                                 Aggregate        from Trust and
                               Compensation      Fund Complex Paid
Name and Position              from Trust/1/       to Trustees/2/
----------------------------  --------------     ------------------
E. Philip Cannon,  Trustee    $       74,289/3/  $          185,956/4/
Vern O. Curtis,  Trustee      $       74,314     $           92,314
J. Michael Hagan,  Trustee    $       72,500     $           90,500
William J. Popejoy,  Trustee  $       72,500     $           90,500

     1    Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $60,000 plus $3,000 for each Board of
Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, a Trustee serving as a Committee Chair, other than those affiliated with PIMCO or its affiliates, receives an additional annual retainer of $1,500. For the fiscal year ended March 31, 2003, the unaffiliated Trustees as a group received compensation in the amount of $465,266. Note: Guilford C. Babcock and Thomas P.
Kemp served as unaffiliated Trustees until their retirement on June 30, 2003.
For the fiscal year ended March 31, 2003, Mr. Babcock and Mr. Kemp each received compensation in the amounts of $72,500 and $90,500 from the Trust and the Fund
Complex, respectively.

     2    Each Trustee also serves as a Director of PIMCO Commercial Mortgage
Securities Trust, Inc., a registered closed-end management investment company, and as a Trustee of PIMCO Variable Insurance Trust, a registered open-end management investment company. For their services to PIMCO Commercial Mortgage
Securities Trust, Inc., the Directors listed above received an annual retainer of $6,000 plus $1,000 for each Board of Directors meeting attended in person and
$500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, a Director serving as a Committee Chair, other than those affiliated with PIMCO or its affiliates, receives an additional annual retainer of $500. For the fiscal year ended December 31, 2002, the unaffiliated Directors as a group received compensation in the amount of $64,493.

     The Trustees listed above, for their services as Trustees of PIMCO Variable
Insurance Trust, receive an annual retainer of $4,000 plus $1,500 for each Board of Trustees meeting attended in person and $250 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, a Trustee serving as a Committee Chair, other than those affiliated with PIMCO or its affiliates, receives an additional annual retainer of $500. For the fiscal year ended December 31, 2002, the unaffiliated Trustees as a group received compensation in the amount of $61,493.

     3    The Trust, PIMCO Commercial Mortgage Securities Trust, Inc., and
PIMCO Variable Insurance Trust have adopted a deferred compensation plan. For fiscal year ended December 31, 2002, Mr. Cannon elected to have $10,500 and
$10,000 in compensation deferred from the PIMCO Commercial Mortgage Securities
Trust, Inc. and PIMCO Variable Insurance Trust, respectively. For fiscal year ended March 31, 2003, Mr. Cannon elected to have $72,500 in compensation from the Trust deferred.

     4    Mr. Cannon also serves as a Trustee of PIMCO Funds: Multi-Manager
Series which has adopted a deferred compensation plan. For the fiscal year ended
December 31, 2002, Mr. Cannon elected to have $78,250 in compensation from that
Trust deferred.

Investment Adviser

     Pacific Investment Management Company LLC ("PIMCO"), a Delaware limited liability company, serves as investment adviser to the Funds pursuant to an investment advisory contract ("Advisory Contract") between PIMCO and the Trust.
PIMCO is a majority owned subsidiary of Allianz Dresdner Asset Management of
America L.P. ("ADAM LP") with a minority interest held by PIMCO Partners, LLC.
PIMCO Partners, LLC is owned by the current managing directors and

                                       41

executive management of PIMCO. ADAM LP was organized as a limited partnership under Delaware law in 1987. ADAM LP's sole general partner is Allianz PacLife
Partners LLC. Allianz-Paclife Partners LLC is a Delaware limited liability company with three members, ADAM U.S. Holding LLC, the managing member, which is a Delaware limited liability company, Pacific Life Insurance Company and Pacific
Asset Management LLC, a Delaware limited liability company. ADAM U.S. Holding
LLC's sole member is Allianz Dresdner Asset Management of America LLC, a
Delaware limited liability company. Allianz Dresdner Asset Management of America
LLC has two members, Allianz of America, Inc., a Delaware corporation which owns a 99.9% non-managing interest and Allianz Dresdner Asset Management of America
Holding Inc., a Delaware corporation which owns a 0.01% managing interest.
Allianz Dresdner Asset Management of America Holding Inc. is a wholly-owned subsidiary of ADAM GmbH, which is wholly-owned by Allianz Aktiengesellschaft
("Allianz AG"). Allianz of America, Inc. is wholly-owned by Allianz AG. Pacific
Asset Management LLC is a wholly-owned subsidiary of Pacific Life Insurance
Company, a wholly-owned subsidiary of Pacific Mutual Holding Company. Allianz AG indirectly owns a controlling interest in ADAM LP. Allianz AG is a
European-based, multi-national insurance and financial services holding company.
Pacific Life Insurance Company owns an indirect minority equity interest in ADAM
LP and is a California based insurance company.

     PIMCO has engaged Research Affiliates, LLC ("Research Affiliates"), a
California limited liability company, to serve as asset allocation sub-adviser to the All Asset Fund and All Asset All Authority Fund pursuant to an asset allocation sub-advisory agreement ("Asset Allocation Agreement"). Research
Affiliates was organized in March 2002 and is located at 800 E. Colorado Blvd.,
9th Floor, Pasadena, CA 91101.

     PIMCO is located at 840 Newport Center Drive, Newport Beach, California
92660. PIMCO had approximately $348.8 billion of assets under management as of
June 30, 2003.

     Allianz AG is a European based insurance and financial services holding company and a publicly traded German company. As of December 31, 2002, the
Allianz Group (including PIMCO) had assets under management of more than $1.04 trillion.

     Significant institutional shareholders of Allianz AG currently include
Munchener Ruckversicherungs-Gesellschaft AG ("Munich Re") and Bayerische
Hypo-und Vereinsbank AG ("HypoVereinsbank"). These entities as well as certain broker-dealers that might be controlled by or affiliated with Allianz AG or these entities (collectively, the "Affiliated Brokers"), may be considered to be affiliated persons of PIMCO. Absent an SEC exemption or other relief, the Funds generally are precluded from effecting principal transactions with the
Affiliated Brokers, and its ability to purchase securities being underwritten by an Affiliated Broker or to utilize the Affiliated Brokers for agency transactions is subject to restrictions. PIMCO does not believe that the restrictions on transactions with the Affiliated Brokers described above materially adversely affect its ability to provide services to the Funds, the
Funds' ability to take advantage of market opportunities, or the Funds' overall performance.

Advisory Agreement

     PIMCO is responsible for making investment decisions and placing orders for the purchase and sale of the Trust's investments directly with the issuers or with brokers or dealers selected by it in its discretion. See "Portfolio
Transactions." PIMCO also furnishes to the Board of Trustees, which has overall responsibility for the business and affairs of the Trust, periodic reports on the investment performance of each Fund.

     Under the terms of the Advisory Contract, PIMCO is obligated to manage the
Funds in accordance with applicable laws and regulations. The investment advisory services of PIMCO to the Trust are not exclusive under the terms of the
Advisory Contract. PIMCO is free to, and does, render investment advisory services to others.

     PIMCO is responsible for determining how the assets of the Strategic
Balanced Fund are allocated and reallocated from time to time between the
Underlying Funds. The Fund does not pay any fees to PIMCO in return for these services under the Advisory Agreement. The Fund does, however, indirectly pay a proportionate share of the advisory fees paid to PIMCO by the Underlying Funds in which the Fund invests.

     Following the expiration of the two year period commencing with the effectiveness of the Advisory Contract, it will continue in effect on a yearly basis provided such continuance is approved annually (i) by the holders of a majority of the outstanding voting securities of the Trust or by the Board of
Trustees and (ii) by a majority of the Independent Trustees. The Advisory
Contract may be terminated without penalty by vote of the Trustees or the shareholders of the Trust, or by PIMCO, on 60 days' written notice by either party to the contract and will terminate automatically if assigned.

                                       42

     Continuation of the Advisory Contract was last approved by the Board of
Trustees, including a majority of the Trustees who are not parties to the
Advisory Contract or interested persons of such parties ("Independent
Trustees"), at a meeting held on August 20, 2002. In determining whether to continue the Advisory Contract, the Trustees considered the fees and expenses paid by the Funds and by comparable funds, the costs of providing these services, and the profitability of PIMCO's relationship with the Funds. The
Trustees also considered the nature and quality of services provided under the
Advisory Contract, and the investment performance of the Funds on an absolute basis, and relative to the performance of comparable funds. The Trustees also considered the terms of the Trust's Administration Agreement and the fees paid and services provided to the Funds under their "unified fee" structure. In addition, the Trustees considered the relationships among PIMCO, Allianz AG, and their affiliates, including any collateral benefits received by PIMCO or its affiliates due to PIMCO's relationship with the Funds. The Trustees also considered PIMCO's representations concerning its staffing, capabilities and methodologies applied in managing the Funds, including the importance of retention of personnel with relevant portfolio management experience. Upon completion of the Board's review and discussion, the Trustees concluded that the investment advisory fees payable to PIMCO under the Advisory Contract are fair and reasonable in light of the services provided to the Funds, and approved the continuation of the Advisory Contract between the Trust and PIMCO for one year.

     PIMCO employs Research Affiliates to provide asset allocation services to the All Asset Fund and All Asset All Authority Fund pursuant to an Asset
Allocation Agreement. Under the Asset Allocation Agreement, Research Affiliates
is responsible for the management of the Funds and determining how the assets of the Funds are allocated and reallocated from time to time among the Underlying
Funds. For services provided to the All Asset Fund and All Asset All Authority
Fund, PIMCO (not the Trust) pays a fee to Research Affiliates at an annual rate of 0.20% and 0.25%, respectively, of the average daily net assets of each Fund.
The Funds also indirectly pay a proportionate share of the advisory fees paid to
PIMCO by the Underlying Funds in which the Funds invest. Research Affiliates is not compensated directly by the All Asset Fund or All Asset All Authority Fund.

     Under the terms of the Asset Allocation Agreement, Research Affiliates is
obligated to manage the Funds in accordance with applicable laws and regulations. The Asset Allocation Agreement will continue in effect with respect to each Fund for two years from their respective effective date, and thereafter on a yearly basis provided such continuance is approved annually (i)
by the holders of a majority of the outstanding voting securities of the Trust or by the Board of Trustees and (ii) by a majority of the Independent Trustees.
The Asset Allocation Agreement may be terminated without penalty by vote of the
Trustees or its shareholders, or by PIMCO, on 60 days' written notice by either party to the contract and will terminate automatically if assigned. If Research
Affiliates ceases to manage the portfolio of the Funds, PIMCO will either assume full responsibility for the management of the Funds, or retain a new asset allocation sub-adviser, subject to the approval of the Trustees and, if required, the Funds' shareholders.

     Except for the Strategic Balanced Fund, PIMCO receives a monthly investment advisory fee from each Fund at an annual rate based on average daily net assets of the Funds as follows:

                                                           Advisory
Fund                                                       Fee Rate
---------------------------------------------------        --------
Liquid Assets Fund                                             0.10%
Money Market Fund                                              0.15%
All Asset and Short Duration Municipal Income Funds            0.20%
Commercial Mortgage Securities, Convertible, Real
Return Asset, and StocksPLUS Funds                             0.40%
StocksPLUS Municipal-Backed Fund                               0.44%
Diversified Income and Emerging Markets Bond Funds             0.45%
CommodityRealReturn Strategy, RealEstateRealReturn
Strategy, StocksPLUS Short Strategy and StocksPLUS
Total Return Funds                                             0.49%
European Convertible Fund                                      0.50%
European StocksPLUS TR Strategy, Far East (Ex-Japan)
StocksPLUS TR Strategy, International StocksPLUS TR
Strategy and Japanese StocksPLUS TR Strategy Funds             0.55%
All other Funds                                                0.25%

     For the fiscal years ended March 31, 2003, 2002 and 2001, the aggregate amount of the advisory fees paid by each operational Fund was as follows:

                                       43

                                                 Year Ended     Year Ended     Year Ended
Fund                                               3/31/03       3/31/02        3/31/01
-------------------------------------------     ------------   ------------   ------------
All Asset Fund                                  $     53,124            N/A            N/A
California Intermediate Municipal Bond Fund          374,702   $    245,724   $    235,549
California Municipal Bond Fund                        40,417         38,652         23,189
CommodityRealReturn Strategy Fund                    176,335            N/A            N/A
Convertible Fund                                     105,967        177,766        592,451
Emerging Markets Bond Fund                         1,554,522        475,043        211,416
European Convertible Fund                             24,176         25,385          8,367
Foreign Bond Fund                                  2,624,791      1,833,823      1,477,689
Global Bond Fund                                   1,008,664        799,652        731,816
Global Bond Fund II                                  249,874        197,770        191,774
GNMA                                                 537,840        117,225         20,257
High Yield Fund                                   10,590,729      7,996,501      7,084,431
Investment Grade Corporate Bond Fund                  63,778         14,792         12,277
Long-Term U.S. Government Fund                     1,873,831      1,320,155      1,026,205
Low Duration Fund                                 21,105,390     13,116,919     10,648,205
Low Duration Fund II                               1,092,814      1,177,684      1,517,422
Low Duration Fund III                                130,019        122,127         99,814
Moderate Duration Fund                             2,188,970      1,627,129      1,179,075
Money Market Fund                                    580,550        541,950        595,731
Municipal Bond Fund                                  803,095        272,823        153,408
New York Municipal Bond Fund                          25,189         12,643          8,227
Real Return Fund                                  14,082,155      5,064,008      1,358,282
Real Return Fund II                                   44,914          3,371            N/A
Real Return Asset Fund                               151,562         31,567            N/A
Short Duration Municipal Income Fund                 369,566         31,171         26,241
Short-Term Fund                                    7,487,012      3,548,056      1,707,119
StocksPLUS Fund                                    3,207,673      3,938,464      5,319,379
StocksPLUS Total Return Fund                          11,056            N/A            N/A
Strategic Balanced Fund                                    0              0        217,176
Total Return Fund                                158,776,873    118,913,898     89,506,328
Total Return Fund II                               5,152,176      4,368,499      3,840,097
Total Return Fund III                              2,321,409      2,130,614      1,970,439
Total Return Mortgage Fund                           453,198        119,995         41,637

Proxy Voting Policies and Procedures

     PIMCO has adopted written proxy voting policies and procedures ("Proxy
Policy") as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds.
Recognizing that proxy voting is a rare event in the realm of fixed income investing and is typically limited to solicitation of consent to changes in features of debt securities, the Proxy Policy also applies to any voting rights and/or consent rights of PIMCO, on behalf of the Funds, with respect to debt securities, including but not limited to, plans of reorganization, and waivers and consents under applicable indentures.

     The Proxy Policy is designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised in the best interests of the Funds and their shareholders. Each proxy is voted on a case-by-case basis taking into consideration any relevant contractual obligations as well as other relevant facts and circumstances at the time of the vote. In general, PIMCO reviews and considers corporate governance issues related to proxy matters and generally supports proposals that foster good corporate governance practices. PIMCO may vote proxies as recommended by management on routine matters related to the operation of the issuer and on matters not expected to have a significant economic impact on the issuer and/or its shareholders.

     PIMCO will supervise and periodically review its proxy voting activities and implementation of the Proxy Policy. PIMCO will review each proxy to determine whether there may be a material conflict between PIMCO and the Funds.
If no conflict exists, the proxy will be forwarded to the appropriate portfolio manager for consideration. If a conflict does exist, PIMCO will seek to resolve any such conflict in accordance with the Proxy Policy. PIMCO seeks to resolve any material conflicts of interest by voting in good faith in the best interest of the Funds. If a material conflict of interest should arise, PIMCO will seek to resolve such conflict in the Funds' best interest by pursuing any one of the following courses of action: (i) convening a committee to assess and resolve the conflict; (ii) voting in accordance with the instructions of the Board; (iii)
voting in accordance with the recommendation of an independent third-party service provider; (iv) suggesting to the Board that the Fund engage another party to determine how the proxy should be voted; (v) delegating the vote to a third-party service provider; or (vi) voting in accordance with the factors discussed in the Proxy Policy.

                                       44

     Information about how the Fund voted proxies relating to portfolio securities held during the year July 1, 2003 through June 30, 2004 will be available no later than August 31, 2004 without charge, upon request, by calling the Trust at 1-800-927-4648 and on the SEC's website at http://www.sec.gov.

     Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for the Funds are available by calling the
Trust at 1-800-927-4648 and on the SEC's website at www.sec.gov.

Fund Administrator

     PIMCO also serves as Administrator to the Funds pursuant to an administration agreement (the "Administration Agreement") with the Trust. PIMCO provides the Funds with certain administrative and shareholder services necessary for Fund operations and is responsible for the supervision of other
Fund service providers. PIMCO may in turn use the facilities or assistance of its affiliates to provide certain services under the Administration Agreement, on terms agreed between PIMCO and such affiliates. The administrative services provided by PIMCO include but are not limited to: (1) shareholder servicing functions, including preparation of shareholder reports and communications, (2)
regulatory compliance, such as reports and filings with the SEC and state securities commissions, and (3) general supervision of the operations of the
Funds, including coordination of the services performed by the Funds' transfer agent, custodian, legal counsel, independent accountants, and others. PIMCO (or an affiliate of PIMCO) also furnishes the Funds with office space facilities required for conducting the business of the Funds, and pays the compensation of those officers, employees and Trustees of the Trust affiliated with PIMCO. In addition, PIMCO, at its own expense, arranges for the provision of legal, audit, custody, transfer agency and other services for the Funds, and is responsible for the costs of registration of the Trust's shares and the printing of
Prospectuses and shareholder reports for current shareholders. PIMCO has contractually agreed to provide these services, and to bear these expenses, at the following rates for each Fund (each expressed as a percentage of the Fund's average daily net assets attributable to its classes of shares on an annual basis):

                                                       Administrative Fee Rate
                                                    -------------------------------
                                 Institutional
                                     and
                                 Administrative     Advisor   Class A,                 Class
 Fund                                Class           Class    B and C       Class D*  J and K   Class R
----------------------------     --------------     -------   --------      -------   -------   -------
All Asset and All Asset
 All Authority Funds                       0.05%       0.15%      0.45%        0.70%      N/A       N/A
California Intermediate
 Municipal Bond, California
 Municipal Bond and New
 York Municipal Bond Funds                 0.22%       0.32%      0.40%**      0.60%     0.25%      N/A
CommodityRealReturn
 Strategy Fund                             0.25%       0.35%      0.50%        0.75%      N/A      0.50%
Convertible Fund                           0.25%       0.35%       N/A          N/A      0.25%     0.40%
Diversified Income Fund                    0.30%       0.30%      0.50%        0.50%      N/A      0.50%
Emerging Markets Bond Fund                 0.40%       0.50%      0.55%        0.80%     0.30%     0.55%
European StocksPLUS TR
 Strategy Fund                             0.30%       0.40%      0.45%        0.70%      N/A       N/A
Far East (Ex-Japan)
 StocksPLUS TR Strategy Fund               0.30%       0.40%      0.45%        0.70%      N/A       N/A
Foreign Bond Fund                          0.25%       0.35%      0.45%        0.70%     0.25%     0.45%
Global Bond Fund                           0.30%       0.40%      0.45%        0.70%     0.30%      N/A
Global Bond II Fund                        0.30%       0.40%      0.45%        0.70%     0.30%     0.45%
GNMA Fund                                  0.25%       0.35%      0.40%***     0.65%     0.25%     0.40%
International StocksPLUS
 TR Strategy Fund                          0.30%       0.40%      0.55%        0.80%      N/A       N/A
Investment Grade
Corporate Bond Fund                        0.25%       0.35%      0.40%        0.65%     0.25%      N/A
Japanese StocksPLUS
 TR Strategy Fund                          0.30%       0.40%      0.45%        0.70%      N/A       N/A
Liquid Assets Fund                         0.05%        N/A        N/A          N/A       N/A       N/A
Low Duration and
Total Return Funds                         0.18%       0.20%      0.40%        0.50%     0.25%     0.40%
Moderate Duration Fund                     0.20%       0.30%      0.40%        0.65%     0.25%      N/A
Money Market Fund                          0.20%       0.30%      0.40%**      0.45%     0.25%     0.40%
Municipal Bond Fund                        0.24%       0.30%      0.40%**      0.60%     0.25%      N/A
Real Return Fund                           0.20%       0.30%      0.40%        0.65%     0.25%     0.40%
Real Return Fund II                        0.20%       0.30%      0.40%        0.65%      N/A       N/A
Real Return Asset Fund                     0.25%       0.35%      0.40%        0.65%      N/A       N/A
RealEstateRealReturn
 Strategy Fund                             0.25%       0.40%      0.50%        0.75%      N/A       N/A
Short Duration Municipal
Income Fund                                0.19%       0.29%      0.40%**      0.60%     0.25%      N/A
Short-Term Fund                            0.20%       0.20%      0.40%**      0.50%     0.25%     0.40%
StocksPLUS Municipal-Backed
 Fund                                      0.25%       0.40%      0.50%        0.75%      N/A       N/A
StocksPLUS Short Strategy Fund             0.25%       0.40%      0.45%        0.70%      N/A       N/A
StocksPLUS Total Return Fund               0.25%       0.35%      0.45%        0.70%      N/A       N/A
Strategic Balanced Fund                    0.05%       0.15%       N/A          N/A      0.25%     0.40%
All other Funds                            0.25%       0.35%      0.40%        0.65%     0.25%     0.40%

----------
*    As described below, the Administration Agreement includes a plan adopted under Rule 12b-1 which provides for the payment of up to 0.25% of the Class
     D Administrative Fee rate as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares.

**   On January 1, 2003, the administrative fee for the California
     Intermediate Municipal Bond, California Municipal Bond, Money Market,
     Municipal Bond, New York Municipal Bond, Short Duration Municipal Income
     and Short-Term Funds was increased by 0.05% to a rate of 0.40% of each
     Fund's average daily net assets.

***  On December 1, 2002, the GNMA Fund's administrative fee was reduced by
     0.10% to a rate of 0.40% of the Fund's average daily net assets.

                                       45

     Except for the expenses paid by PIMCO, the Trust bears all costs of its operations. The Funds are responsible for: (i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not "interested persons" of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) expenses, such as organizational expenses, which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares ("Class-specific expenses").

     Class-specific expenses include distribution and service fees payable with respect to different classes of shares and administrative fees as described above, and may include certain other expenses as permitted by the Trust's
Amended and Restated Multi-Class Plan adopted pursuant to Rule 18f-3 under the
1940 Act and subject to review and approval by the Trustees.

     The Administration Agreement may be terminated by the Trustees, or by a vote of a majority of the outstanding voting securities of the Trust, Fund, or
Class as applicable, at any time on 60 days' written notice. Following the expiration of the one-year period commencing with the effectiveness of the
Administration Agreement, it may be terminated by PIMCO, also on 60 days'
written notice.

     The All Asset, All Asset All Authority and Strategic Balanced Funds
indirectly pay a proportionate share of the administrative fees paid to PIMCO by the Underlying Funds in which each Fund invests.

     The Administration Agreement is subject to annual approval by the Board, including a majority of the Trust's Independent Trustees (as that term is defined in the 1940 Act). The current Administration Agreement, dated May 5,
2000, as supplemented from time to time, was last approved by the Board of
Trustees, including all of the Independent Trustees at a meeting held on August
20, 2002. In approving the Administration Agreement, the Trustees determined that: (1) the Administration Agreement is in the best interests of the Funds and their shareholders; (2) the services to be performed under the Agreement are services required for the operation of the Funds; (3) PIMCO is able to provide, or to procure, services for the Funds which are at least equal in nature and quality to services that could be provided by others; and (4) the fees to be charged pursuant to the Agreement are fair and reasonable in light of the usual and customary charges made by others for services of the same nature and quality.

     For the fiscal years ended March 31, 2003, 2002 and 2001, the aggregate amount of the administrative fees paid by each operational Fund was as follows:

                                                 Year Ended     Year Ended     Year Ended
Fund                                              3/31/03        3/31/02        3/31/01
-------------------------------------------     ------------   ------------   ------------
All Asset Fund                                  $     13,781            N/A            N/A
California Intermediate Municipal Bond Fund          401,332   $    253,580   $    257,061
California Municipal Bond Fund                        42,338         39,181         22,381
CommodityRealReturn Strategy Fund                    101,238            N/A            N/A
Convertible Fund                                      85,736        146,125        405,525
Emerging Markets Bond Fund                         1,547,755        445,517        191,697
European Convertible Fund                             11,593         12,707          4,154
Foreign Bond Fund                                  3,341,802      2,252,160      1,757,855
Global Bond Fund                                   1,210,057        959,541        878,179

                                       46

                                                 Year Ended     Year Ended     Year Ended
Fund                                              3/31/03        3/31/02        3/31/01
-------------------------------------------     ------------   ------------   ------------
Global Bond Fund II                                  346,704        261,251        247,485
GNMA                                                 878,084        172,922         20,262
High Yield Fund                                   13,292,594      9,812,572      8,316,046
Investment Grade Corporate Bond Fund                  63,778         14,792         12,277
Long-Term U.S. Government Fund                     2,312,484      1,632,901      1,199,085
Low Duration Fund                                 20,946,408     11,333,576      8,636,136
Low Duration Fund II                               1,092,814      1,177,684      1,513,253
Low Duration Fund III                                130,019        122,423         99,853
Moderate Duration Fund                             1,751,176      1,301,704        943,260
Money Market Fund                                  1,200,841      1,012,402      1,055,918
Municipal Bond Fund                                  990,873        339,822        196,287
New York Municipal Bond Fund                          32,917         13,247          7,942
Real Return Fund                                  18,200,673      6,326,433      1,559,146
Real Return Fund II                                   35,931          2,697            N/A
Real Return Asset Fund                                87,786         15,887            N/A
Short Duration Municipal Income Fund                 583,958         29,651         24,945
Short-Term Fund                                    7,961,958      3,679,902      1,529,935
StocksPLUS Fund                                    2,557,737      3,256,936      4,439,129
StocksPLUS Total Return Fund                           5,641            N/A            N/A
Strategic Balanced Fund                              103,701        138,137        223,761
Total Return Fund                                140,013,873    100,611,284     73,048,093
Total Return Fund II                               5,152,176      4,379,226      3,839,588
Total Return Fund III                              2,321,409      2,130,813      1,970,778
Total Return Mortgage Fund                           654,566        158,102         43,807

     Under the Administration Agreement, the Administrator or an affiliate may pay financial service firms a portion of the Class D administration fees in return for the firms' services (normally not to exceed an annual rate of 0.35%
of a Fund's average daily net assets attributable to Class D shares purchase through such firms). The Administration Agreement includes a plan specific to
Class D shares that has been adopted in conformity with the requirements set forth under Rule 12b-1 of the 1940 Act to allow for payment of up to 0.25% per annum of the Class D administrative fees as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares. The principal types of activities for which such payments may be made are services in connection with the distribution and marketing of Class D shares and/or the provision of shareholder services. See
"Distribution of Trust Shares - Plan for Class D Shares."

                          DISTRIBUTION OF TRUST SHARES

Distributor and Multi-Class Plan

     PIMCO Advisors Distributors LLC (the "Distributor") serves as the principal underwriter of each class of the Trust's shares pursuant to a distribution contract ("Distribution Contract") with the Trust which is subject to annual approval by the Board. The Distributor is an indirect subsidiary of Allianz
Dresdner Asset Management of America L.P. The Distributor, located at 2187
Atlantic Street, Stamford, Connecticut 06902, is a broker-dealer registered with the Securities and Exchange Commission. The Distribution Contract is terminable with respect to a Fund or class without penalty, at any time, by the Fund or class by not more than 60 days' nor less than 30 days' written notice to the
Distributor, or by the Distributor upon not more than 60 days' nor less than 30 days' written notice to the Trust. The Distributor is not obligated to sell any specific amount of Trust shares.

     The Distribution Contract will continue in effect with respect to each Fund and each class of shares thereof for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Trustees who are not interested persons of the Trust (as defined in the 1940
Act) and who have no direct or indirect financial interest in the Distribution
Contract, the Administration Agreement or the Distribution and/or Servicing
Plans described below; and (ii) by the vote of a majority of the entire Board of
Trustees cast in person at a meeting called for that purpose. If the
Distribution Contract is terminated (or not renewed) with respect to one or more
Funds or classes thereof, it may continue in effect with respect to any class of any Fund as to which it has not been terminated (or has been renewed).

                                       47

     The Trust offers ten classes of shares: Class A, Class B, Class C, Class D,
Class J, Class K, Class R, the Institutional Class, the Administrative Class,
and the Advisor Class.

     Class A, Class B and Class C shares of the Trust are offered through firms
("participating brokers") which are members of the NASD, Inc. ("NASD"), and which have dealer agreements with the Distributor, or which have agreed to act as introducing brokers for the Distributor ("introducing brokers").

     Class D shares are generally offered to clients of financial service firms, such as broker-dealers or registered investment advisors, with which the
Distributor has an agreement for the use of PIMCO Funds: Pacific Investment
Management Series in particular investment products, programs or accounts for which a fee may be charged.

     Class J and Class K shares are offered only to non-U.S. investors outside the United States. Class J and Class K shares are offered through foreign broker dealers, banks and other financial institutions and are offered to non-U.S.
investors as well as through various non-U.S. investment products, programs or accounts for which a fee may be charged by investment intermediaries in addition to those described in the Prospectuses and SAI.

     Class R shares generally are available only to 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans and other accounts whereby the plan or the plan's financial service firm has an agreement with the Distributor or the Administrator to utilize Class R shares in certain investment products or programs (collectively, "retirement plans"). In addition, Class R shares also are generally available only to retirement plans where Class R shares are held on the books of the Funds through omnibus accounts
(either at the plan level or at the level of the financial service firm). Class
R shares are not available to retail or institutional non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs,
SIMPLE IRAs, or individual 403(b) plans, or through the PIMCO CollegeAccess 529
Plan. Financial service firms may provide or arrange for the provision of some or all of the shareholder servicing, account maintenance and other services required by retirement plan accounts and their plan participants, for which fees or expenses may be charged in addition to those described in the Prospectus and
SAI.

     Institutional Class shares are offered primarily for direct investment by investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals.
(Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to the customer's investment in the Funds.) Administrative Class shares are offered primarily through employee benefit plans alliances, broker-dealers, and other intermediaries, and each Fund pays service or distribution fees to such entities for services they provide to Administrative Class shareholders.

     Advisor Class shares are offered primarily through broker-dealers and other intermediaries, and each Fund pays service or distribution fees to such entities for services they provide to Advisor Class shareholders.

     The Trust has adopted a Fourth Amended and Restated Multi-Class Plan
("Multi-Class Plan") pursuant to Rule 18f-3 under the 1940 Act. Under the
Multi-Class Plan, shares of each class of each Fund represent an equal pro rata interest in such Fund and, generally, have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each class has a different designation; (b) each class of shares bears any class-specific expenses allocated to it; and (c) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution or service arrangements, and each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class.

     Each class of shares bears any class specific expenses allocated to such class, such as expenses related to the distribution and/or shareholder servicing of such class. In addition, each class may, at the Trustees' discretion, also pay a different share of other expenses, not including advisory or custodial fees or other expenses related to the management of the Trust's assets, if these expenses are actually incurred in a different amount by that class, or if the class receives services of a different kind or to a different degree than the other classes. All other expenses are allocated to each class on the basis of the net asset value of that class in relation to the net asset value of the particular Fund. In addition, each class may have a differing sales charge structure, and differing exchange and conversion features.

Initial Sales Charge and Contingent Deferred Sales Charge

     As described in the Class A, B and C Prospectus under the caption
"Investment Options (Class A, B and C Shares)," Class A shares of the Trust
(except with respect to the Money Market Fund) are sold pursuant to an initial sales charge, which declines as the amount of purchase reaches certain defined levels. For the fiscal years ended March 31, 2003, March 31, 2002

                                       48

and March 31, 2001, the Distributor received an aggregate of $46,236,209,
$22,855,033 and $6,167,114, respectively, and retained $6,024,796, $3,066,255 and $949,986, respectively, in initial sales charges paid by Class A shareholders of the Trust.

     As described in the Class A, B and C Prospectus under the caption
"Investment Options (Class A, B and C Shares)," a contingent deferred sales charge is imposed upon certain redemptions of the Class A, Class B and Class C shares. No contingent deferred sales charge is currently imposed upon redemptions of Class D, Class R, Institutional Class, Advisor Class or
Administrative Class shares. Because contingent deferred sales charges are calculated on a fund-by-fund basis, shareholders should consider whether to exchange shares of one fund for shares of another fund prior to redeeming an investment if such an exchange would reduce the contingent deferred sales charge applicable to such redemptions.

     During the fiscal years ended March 31, 2003, March 31, 2002 and March 31,
2001, the Distributor received the following aggregate amounts in contingent deferred sales charges on Class A shares, Class B shares and Class C shares of the Funds:

                   Year Ended     Year Ended     Year Ended
                     3/31/03        3/31/02        3/31/01
                  ------------   ------------   ------------
Class A           $  1,347,854   $    801,591   $  1,295,898
Class B             13,158,086      6,489,465      5,221,113
Class C              3,475,948      1,185,520        508,383

     In certain cases described in the Class A, B and C Prospectus, the contingent deferred sales charge is waived on redemptions of Class A, Class B or
Class C shares for certain classes of individuals or entities on account of (i)
the fact that the Trust's sales-related expenses are lower for certain of such classes than for classes for which the contingent deferred sales charge is not waived, (ii) waiver of the contingent deferred sales charge with respect to certain of such classes is consistent with certain Internal Revenue Code policies concerning the favored tax treatment of accumulations, and (iii) with respect to certain of such classes, considerations of fairness, and competitive and administrative factors.

Distribution and Servicing Plans for Class A, Class B, Class C and Class R
Shares

     As stated in the text of the Class A, B and C Prospectus under the caption
"Management of the Trust--Distribution and Servicing (12b-1) Plans," and in the
Class R Prospectus under the caption "How to Buy and Sell Shares," Class A,
Class B, Class C and Class R shares of the Trust are continuously offered through participating brokers which are members of the NASD and which have dealer agreements with the Distributor, or which have agreed to act as introducing brokers.

     Pursuant to separate Distribution and Servicing Plans for Class A, Class B
and Class C shares (the "Retail Plans"), as well as Class R shares, as described in the Class A, B and C Prospectus and the Class R Prospectus, in connection with the distribution of Class B, Class C and Class R shares of the Trust, the
Distributor receives certain distribution fees from the Trust, and in connection with personal services rendered to Class A, Class B, Class C and Class R shareholders of the Trust and the maintenance of shareholder accounts, the
Distributor receives certain servicing fees from the Trust. Subject to the percentage limitations on these distribution and servicing fees set forth below, the distribution and servicing fees may be paid with respect to services rendered and expenses borne in the past with respect to Class A, Class B, Class
C and Class R shares as to which no distribution and servicing fees were paid on account of such limitations. As described in the Class A, B and C Prospectus and the Class R Prospectus, the Distributor pays (i) all or a portion of the distribution fees it receives from the Trust to participating and introducing brokers, and (ii) all or a portion of the servicing fees it receives from the
Trust to participating and introducing brokers, certain banks and other financial intermediaries.

     The Distributor makes distribution and servicing payments to participating brokers and servicing payments to certain banks and other financial intermediaries (including retirement plans, their service providers and their sponsors) in connection with the sale of Class B, Class C and Class R shares and servicing payments to participating brokers, certain banks and other financial intermediaries in connection with the sale of Class A shares. In the case of
Class A shares, these parties are also compensated based on the amount of the front-end sales charge reallowed by the Distributor, except in cases where Class
A shares are sold without a front-end sales charge (although the Distributor may pay brokers additional compensation in connection with sales of Class A shares without a sales charge). In the case of Class B shares, participating brokers and other financial intermediaries are compensated by an advance of a sales commission by the Distributor. In the case of Class C shares, part or all of the first year's distribution and servicing fee is generally paid at the time of sale. Pursuant to a Distribution Contract with the Trust, with respect to each
Fund's Class A, Class B, Class C and Class R shares,

                                       49

the Distributor bears various other promotional and sales related expenses, including the cost of printing and mailing Prospectuses to persons other than current shareholders.

     The Retail Plans were adopted pursuant to Rule 12b-l under the 1940 Act and are of the type known as "compensation" plans. This means that, although the
Trustees of the Trust are expected to take into account the expenses of the
Distributor and its predecessors in their periodic review of the Retail Plans, the fees are payable to compensate the Distributor for services rendered even if the amount paid exceeds the Distributor's expenses.

     The distribution fee applicable to Class B, Class C and Class R shares may be spent by the Distributor on any activities or expenses primarily intended to result in the sale of Class B, Class C or Class R shares, respectively, including compensation to, and expenses (including overhead and telephone expenses) of, financial consultants or other employees of the Distributor or of participating or introducing brokers who engage in distribution of Class B,
Class C or Class R shares, printing of Prospectuses and reports for other than existing Class B, Class C or Class R shareholders, advertising, and preparation, printing and distribution of sales literature. The servicing fee, applicable to
Class A, Class B, Class C and Class R shares of the Trust, may be spent by the
Distributor on personal services rendered to shareholders of the Trust and the maintenance of shareholder accounts, including compensation to, and expenses
(including telephone and overhead expenses) of, financial consultants or other employees of participating or introducing brokers, certain banks and other financial intermediaries (including retirement plans, their service providers and their sponsors who provide services to plan participants) who aid in the processing of purchase or redemption requests or the processing of dividend payments, who provide information periodically to shareholders showing their positions in a Fund's shares, who forward communications from the Trust to shareholders, who render ongoing advice concerning the suitability of particular investment opportunities offered by the Trust in light of the shareholders'
needs, who respond to inquiries from shareholders relating to such services, or who train personnel in the provision of such services. Distribution and servicing fees may also be spent on interest relating to unreimbursed distribution or servicing expenses from prior years.

     Many of the Distributor's sales and servicing efforts involve the Trust as a whole, so that fees paid by Class A, Class B, Class C or Class R shares of any
Fund may indirectly support sales and servicing efforts relating to the other
Funds' shares of the same class. In reporting its expenses to the Trustees, the
Distributor itemizes expenses that relate to the distribution and/or servicing of a single Fund's shares, and allocates other expenses among the Funds based on their relative net assets. Expenses allocated to each Fund are further allocated among its classes of shares annually based on the relative sales of each class, except for any expenses that relate only to the sale or servicing of a single class. The Distributor may make payments to brokers (and with respect to servicing fees only, to certain banks and other financial intermediaries) of up to the following percentages annually of the average daily net assets attributable to shares in the accounts of their customers or clients:

                                        Servicing      Distribution
Class A                                 Fee/(1)/         Fee/(1)/
===================================================================
Money Market Fund                            0.10%             N/A
-------------------------------------------------------------------
All other Funds                              0.25%             None
Class B/(2)/
-------------------------------------------------------------------
All Funds                                    0.25%             None
-------------------------------------------------------------------
Class C - Shares purchased on or after 7/1/91/(3)/
-------------------------------------------------------------------
Money Market Fund                            0.10%             0.00%
-------------------------------------------------------------------
Short-Duration Municipal Income and
Short Term Funds                             0.25%             0.30%
-------------------------------------------------------------------
California Intermediate Municipal
Bond, California Municipal Bond, Low
Duration, New York Municipal Bond,
Real Return, Municipal Bond and
StocksPLUS Funds                             0.25%             0.50%
-------------------------------------------------------------------
All other Funds                              0.25%             0.65%

                                       50

Class C - Shares purchased before 7/1/91
-------------------------------------------------------------------
Money Market Fund                            0.10%             0.00%
-------------------------------------------------------------------
All other Funds                              0.25%             None

(1)  Applies, in part, to Class A, Class B and Class C shares of the Trust issued to former shareholders of PIMCO Advisors Funds in connection with the reorganizations/mergers of series of PIMCO Advisors Funds as/with Funds of the Trust in a transaction which took place on January 17, 1997.

(2)  Payable only with respect to shares outstanding for one year or more.

(3)  Payable only with respect to shares outstanding for one year or more except in the case of shares for which no payment is made to the party at the time of sale.

     The Distributor may from time to time pay additional cash bonuses or other incentives to selected participating brokers in connection with the sale or servicing of Class A, Class B, Class C and Class R shares of the Funds. On some occasions, such bonuses or incentives may be conditioned upon the sale of a specified minimum dollar amount of the shares of a Fund and/or all of the Funds together or a particular class of shares, during a specific period of time. The
Distributor currently expects that such additional bonuses or incentives will not exceed 0.50% of the amount of any sale. Pacific Investment Management (in its capacity as administrator) may also pay participating brokers and other intermediaries for sub-transfer agency and other services.

     If in any year the Distributor's expenses incurred in connection with the distribution of Class B, Class C and Class R shares and, for Class A, Class B,
Class C and Class R shares, in connection with the servicing of shareholders and the maintenance of shareholder accounts, exceed the distribution and/or servicing fees paid by the Trust, the Distributor would recover such excess only if the Retail Plan with respect to such class of shares continues to be in effect in some later year when the distribution and/or servicing fees exceed the
Distributor's expenses. The Trust is not obligated to repay any unreimbursed expenses that may exist at such time, if any, as the relevant Retail Plan terminates.

     Each Retail Plan may be terminated with respect to any Fund to which the
Plan relates by vote of a majority of the Trustees who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or the Distribution
Contract ("Disinterested Trustees") or by vote of a majority of the outstanding voting securities of the relevant class of that Fund. Any change in any Retail
Plan that would materially increase the cost to the class of shares of any Fund to which the Plan relates requires approval by the affected class of shareholders of that Fund. The Trustees review quarterly written reports of such costs and the purposes for which such costs have been incurred. Each Retail Plan may be amended by vote of the Disinterested Trustees cast in person at a meeting called for the purpose. As long as the Retail Plans are in effect, selection and nomination of those Trustees who are not interested persons of the Trust shall be committed to the discretion of such Disinterested Trustees.

     The Retail Plans will continue in effect with respect to each Fund and each class of shares thereof for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the
Disinterested Trustees and (ii) by the vote of a majority of the entire Board of
Trustees cast in person at a meeting called for that purpose.

     The Retail Plans went into effect for the Trust in January 1997 (December
2002 for Class R shares). If a Retail Plan is terminated (or not renewed) with respect to one or more Funds, it may continue in effect with respect to any class of any Fund as to which it has not been terminated (or has been renewed).

     The Trustees believe that the Retail Plans will provide benefits to the
Trust. The Trustees believe that the Retail Plans will result in greater sales and/or fewer redemptions of Trust shares, although it is impossible to know for certain the level of sales and redemptions of Trust shares that would occur in the absence of the Retail Plans or under alternative distribution schemes.
Although the Funds' expenses are essentially fixed, the Trustees believe that the effect of the Retail Plans on sales and/or redemptions may benefit the Trust by reducing Fund expense ratios and/or by affording greater flexibility to
Portfolio Managers. From time to time, expenses of the Distributor incurred in connection with the sale of Class B, Class C and Class R shares of the Funds, and in connection with the servicing of Class B, Class C and Class R shareholders of the Funds and the maintenance of shareholder accounts, may exceed the distribution and servicing fees collected by the Distributor. The
Trustees consider such unreimbursed amounts, among other factors, in determining whether to cause the Funds to continue payments of distribution and servicing fees in the future with respect to Class B, Class C and Class R shares.

                                       51

     As compensation for services rendered and borne by the Distributor in connection with personal services rendered to Class R shareholders of the Trust and the maintenance of Class R shareholder accounts (including in each case the accounts of plan participants where shares are held by a retirement plan or its financial service firm through an omnibus account), the Trust pays the
Distributor servicing fees up to the current rate of 0.25% and distribution fees up to the current rate of 0.25% (each calculated as a percentage of each Fund's average daily net assets attributable to Class R shares).

Payments Pursuant to Class A Plan

     For the fiscal years ended March 31, 2003, March 31, 2002 and March 31,
2001, the Trust paid the Distributor an aggregate of $27,499,697, $14,494,419 and $8,055,920, respectively, pursuant to the Distribution and Servicing Plan for Class A shares, of which the indicated amounts were attributable to the following Funds:

                                     Year Ended      Year Ended      Year Ended
Fund                                   3/31/03         3/31/02         3/31/01
---------------------------------   ------------    ------------    ------------
California Intermediate Municipal
Bond Fund                           $    115,595    $     55,208    $     68,463
California Municipal Bond Fund            11,606           7,486             252
CommodityRealReturn Strategy Fund          6,619             N/A             N/A
Convertible Fund                           7,623          14,260          15,351
Emerging Markets Bond Fund                89,044          10,672           1,331
European Convertible Fund                      9              25               9
Foreign Bond Fund                        392,567         243,819         167,687
Global Bond Fund II                       25,838           9,781           5,559
GNMA Fund                                161,199          33,949             N/A
High Yield Fund                        1,530,590         876,436         491,894
Long-Term U.S. Government Fund           347,359         257,041         131,419
Low Duration Fund                      3,474,114       1,214,265         620,464
Money Market Fund                         79,971          55,469          63,732
Municipal Bond Fund                      123,415          39,445          19,443
New York Municipal Bond Fund              17,126           3,050              51
Real Return Fund                       2,669,920         751,242         103,952
Short Duration Municipal Income
 Fund                                    265,567             N/A             N/A
Short-Term Fund                        2,063,992       1,050,486         204,603
StocksPLUS Fund                          221,686         270,436         367,939
Strategic Balanced Fund                    8,088           9,666          10,098
Total Return Fund                     15,839,094       9,576,009       5,783,098
Total Return Mortgage Fund                48,675          15,675             576

     During the fiscal year ended March 31, 2003, the amounts collected pursuant to the Distribution and Servicing Plan for Class A shares were used as follows:
sales commissions and other compensation to sales personnel, $20,329,773;
preparing, printing and distributing sales material and advertising (including preparing, printing and distributing Prospectuses to non-shareholders), and other expenses (including data processing, legal and operations), $6,776,591.
These totals, if allocated among (i) compensation and (ii) sales materials and other expenses for each Fund, were as follows:

                                                       Sales
                                                      Material
                                                     and Other
Fund                                Compensation      Expenses         Total
---------------------------------   ------------    ------------    ------------
California Intermediate Municipal
Bond Fund                           $     82,466    $     27,489    $    109,955
California Municipal Fund                  8,331           2,777          11,108
CommodityRealReturn Strategy Fund         31,928          10,643          42,571
Convertible Fund                           2,081             694           2,775
Emerging Markets Bond Fund               128,109          42,703         170,812
European Convertible Fund                     14               5              19
Foreign Bond Fund                        298,048          99,349         397,397
Global Bond Fund II                       31,182          10,394          41,576
GNMA Fund                                133,813          44,604         178,417
High Yield Fund                        1,370,554         456,851       1,827,405
Long-Term U.S. Government Fund           223,174          74,391         297,565

                                       52

                                                       Sales
                                                      Material
                                                     and Other
Fund                                Compensation      Expenses         Total
---------------------------------   ------------    ------------    ------------
Low Duration Fund                      2,858,515         952,838       3,811,353
Money Market Fund                        114,142          38,047         152,189
Municipal Bond Fund                       94,120          31,373         125,493
New York Municipal Bond Fund              16,814           5,605          22,419
Real Return Fund                       2,138,208         712,736       2,850,944
Short-Term Fund                        1,333,994         444,665       1,778,659
StocksPLUS Fund                          114,260          38,087         152,347
Strategic Balanced Fund                    2,034             678           2,712
Total Return Fund                     11,299,752       3,766,584      15,066,336
Total Return Mortgage Fund                48,234          16,078          64,312

Payments Pursuant to Class B Plan

     For the fiscal years ended March 31, 2003, March 31, 2002 and March 31,
2001, the Trust paid the Distributor an aggregate of $42,456,306, $24,609,833 and $15,793,100, respectively, pursuant to the Distribution and Servicing Plan for Class B shares, of which the indicated amounts were attributable to the following Funds:

                                     Year Ended      Year Ended      Year Ended
Fund                                   3/31/03         3/31/02         3/31/01
---------------------------------   ------------    ------------    ------------
CommodityReal Return Strategy
 Fund                               $      5,893             N/A             N/A
Convertible Fund                          50,947    $     59,733    $     48,249
Emerging Markets Bond Fund               201,751          38,985          12,778
Foreign Bond Fund                        415,553         316,086         258,249
Global Bond Fund II                       89,854          58,059          45,017
GNMA Fund                                424,583          41,071             N/A
High Yield Fund                        4,575,296       3,712,799       2,952,887
Long-Term U.S. Government Fund           948,476         643,477         385,053
Low Duration Fund                      3,555,084       1,305,471         766,462
Money Market Fund                        635,305         398,263         239,885
Municipal Bond Fund                      327,166         122,549          58,902
Real Return Fund                       6,961,748       2,113,937         250,760
Short-Term Fund                          185,247          86,041          66,389
StocksPLUS Fund                        1,419,501       2,205,080       3,235,886
Strategic Balanced Fund                   58,173          84,873         102,592
Total Return Fund                     22,482,348      13,389,734       7,368,323
Total Return Mortgage Fund               119,381          33,675           1,667

     During the fiscal year ended March 31, 2003, the amounts collected pursuant to the Distribution and Servicing Plan for Class B shares were used as follows:
sales commissions and other compensation to sales personnel, $31,895,493;
preparing, printing and distributing sales material and advertising (including preparing, printing and distributing Prospectuses to non-shareholders), and other expenses (including data processing, legal and operations), $10,631,832.
These totals, if allocated among (i) compensation and (ii) sales materials and other expenses for each Fund, were as follows:

                                                       Sales
                                                      Material
                                                     and Other
Fund                                Compensation      Expenses         Total
---------------------------------   ------------    ------------    ------------
CommodityRealReturn Strategy Fund   $     34,365    $     11,455    $     45,820
Convertible Fund                          26,349           8,783          35,132
Emerging Markets Bond Fund               223,205          74,402         297,607
Foreign Bond Fund                        323,411         107,804         431,215
Global Bond Fund II                       80,096          26,699         106,795
GNMA Fund                                406,567         135,522         542,089
High Yield Fund                        3,405,309       1,135,103       4,540,412

                                       53

                                                       Sales
                                                      Material
                                                     and Other
Fund                                Compensation      Expenses         Total
---------------------------------   ------------    ------------    ------------
Long-Term U.S. Government Fund           680,123         226,708         906,831
Low Duration Fund                      3,210,989       1,070,330       4,281,319
Money Market Fund                        488,989         162,996         651,985
Municipal Bond Fund                      258,465          86,155         344,620
Real Return Fund                       6,032,508       2,010,836       8,043,344
Short-Term Fund                          165,710          55,237         220,947
StocksPLUS Fund                          688,865         229,622         918,487
Strategic Balanced Fund                   26,914           8,971          35,885
Total Return Fund                     15,734,436       5,244,812      20,979,248
Total Return Mortgage Fund               109,192          36,397         145,589

Payments Pursuant to Class C Plan

     For the fiscal years ended March 31, 2003, March 31, 2002 and March 31,
2001, the Trust paid the Distributor an aggregate of $53,334,297, $26,882,400 and $15,860,701, respectively, pursuant to the Distribution and Servicing Plan for Class C shares, of which the indicated amounts were attributable to the following Funds:

                                     Year Ended      Year Ended      Year Ended
Fund                                  3/31/03         3/31/02         3/31/01
---------------------------------   ------------    ------------    ------------
CommodityRealReturn Strategy Fund   $      8,891             N/A             N/A
Convertible Fund                          49,544    $    116,667    $    125,211
Emerging Markets Bond Fund               238,283          28,699           5,161
Foreign Bond Fund                        648,281         413,771         312,825
Global Bond Fund II                      119,163          62,333          48,452
GNMA Fund                                561,682          55,321             N/A
High Yield Fund                        5,839,859       4,243,004       3,316,077
Long-Term U.S. Government Fund           586,444         404,818         248,741
Low Duration Fund                      5,931,168       1,688,011         834,108
Money Market Fund                        117,432          97,829          87,507
Municipal Bond Fund                      575,373         284,954         212,868
Real Return Fund                       7,910,631       2,092,955         271,991
Short Duration Municipal Income
Fund                                     105,981             N/A             N/A
Short-Term Fund                        1,817,686         656,575         105,798
StocksPLUS Fund                        1,021,340       1,492,602       2,018,908
Strategic Balanced Fund                  115,595         150,768         128,151
Total Return Fund                     27,458,705      15,040,655       8,139,338
Total Return Mortgage Fund               228,239          53,437           5,566

     During the fiscal year ended March 31, 2003, the amounts collected pursuant to the Distribution and Servicing Plan for Class C shares were used as follows:
sales commissions and other compensation to sales personnel, $40,054,767;
preparing, printing and distributing sales material and advertising (including preparing, printing and distributing Prospectuses to non-shareholders), and other expenses (including data processing, legal and operations), $13,351,589.

                                       54

     These totals, if allocated among (i) compensation and (ii) sales materials and other expenses for each Fund, were as follows:

                                                       Sales
                                                      Material
                                                     and Other
Fund                                Compensation      Expenses         Total
---------------------------------   ------------    ------------    ------------
CommodityRealReturn Strategy Fund   $     46,097    $     15,366    $     61,463
Convertible Fund                          16,512           5,504          22,016
Emerging Markets Bond Fund               259,897          86,632         346,529
Foreign Bond Fund                        473,318         157,773         631,091
Global Bond Fund II                       91,855          30,618         122,473
GNMA Fund                                448,802         149,601         598,403
High Yield Fund                        4,159,969       1,386,656       5,546,625
Long-Term U.S. Government Fund           327,907         109,302         437,209
Low Duration Fund                      6,115,161       2,038,387       8,153,548
Money Market Fund                        637,238         212,413         849,651
Municipal Bond Fund                      463,158         154,386         617,544
Real Return Fund                       7,337,823       2,445,941       9,783,764
Short Duration Municipal Income          227,148          75,716         302,864
Short-Term Fund                        2,055,864         685,288       2,741,152
StocksPLUS Fund                          588,558         196,186         784,744
Strategic Balanced Fund                   37,532          12,511          50,043
Total Return Fund                     16,585,950       5,528,650      22,114,600
Total Return Mortgage                    181,978          60,659         242,637

Payments Pursuant to Class R Plan

     For the fiscal year ended March 31, 2003, the initial fiscal year of Class
R, the Trust paid the Distributor an aggregate of $784, pursuant to the
Distribution and Servicing Plan for Class R shares, of which the indicated
amounts were attributable to the following Funds:

                                  Year Ended
Fund                               3/31/03
-----------------                ------------
Foreign Bond Fund                $         12
High Yield Fund                            12
Low Duration Fund                          12
Real Return Fund                           12
Short-Term Fund                            12
StocksPLUS Fund                            12
Total Return Fund                         712

     During the fiscal year ended March 31, 2003, the amounts collected pursuant to the Distribution and Servicing Plan for Class R shares were used as follows:
sales commissions and other compensation to sales personnel, $679; preparing, printing and distributing sales material and advertising (including preparing, printing and distributing Prospectuses to non-shareholders), and other expenses
(including data processing, legal and operations), $196.

     These totals, if allocated among (i) compensation and (ii) sales materials and other expenses for each Fund, were as follows:

                                                    Sales
                                                   Material
                                                  and Other
Fund                             Compensation      Expenses         Total
-----------------                ------------    ------------    ------------
Foreign Bond Fund                $          3    $          1    $          4
High Yield Fund                             3               1               4
Low Duration Fund                           3               1               4
Real Return Fund                            3               1               4
Short-Term Fund                             3               1               4
StocksPLUS Fund                             3               1               4
Total Return Fund                         571             190             761

                                       55

     From time to time, expenses of principal underwriters incurred in connection with the distribution of Class B and Class C shares of the Funds, and in connection with the servicing of Class A, Class B, Class C and Class R shareholders of the Funds and the maintenance of Class A, Class B, Class C and
Class R shareholder accounts, may exceed the distribution and/or servicing fees collected by the Distributor. Class A, Class B and Class C Distribution and
Servicing Plans, which are similar to the Trust's current Plans, were in effect prior to January 17, 1997 in respect of the series of PAF that was the predecessor of the Global Bond Fund II. As of March 31, 2003, such expenses were approximately $72,517,544 in excess of payments under the Class A Plan,
$143,322,339 in excess of payments under the Class B Plan, $28,356,096 in excess of payments under the Class C Plan and $0.00 in excess of payments under the
Class R Plan.

     The allocation of such excess (on a pro rata basis) among the Funds listed below as of March 31, 2003 was as follows:

Fund                                               Class A         Class B         Class C        Class R
-------------------------------------------     ------------    ------------    ------------    ------------
CommodityRealReturn Strategy Fund               $    112,239    $    154,419    $     32,634             N/A
California Intermediate Municipal Bond Fund          289,896             N/A             N/A             N/A
California Municipal Fund                             29,286             N/A             N/A             N/A
Convertible Fund                                       7,316         118,401          11,690             N/A
Emerging Markets Bond Fund                           450,346       1,002,970         183,991             N/A
European Convertible Fund                                 50             N/A             N/A             N/A
Foreign Bond Fund                                  1,047,740       1,453,245         335,080             N/A
Global Bond Fund II                                  109,617         359,909          65,027             N/A
GNMA Fund                                            470,396       1,826,910         317,723             N/A
High Yield Fund                                    4,817,957      15,301,749       2,944,997             N/A
Long-Term U.S. Government Fund                       784,530       3,056,131         232,138             N/A
Low Duration Fund                                 10,048,638      14,428,574       4,329,150             N/A
Money Market Fund                                    401,249       2,197,273         451,124             N/A
Municipal Bond Fund                                  330,864       1,161,413         327,887             N/A
New York Municipal Bond Fund                          59,105             N/A             N/A             N/A
Real Return Fund                                   7,516,519      27,107,065       5,194,718             N/A
Short-Duration Municipal Income                    1,051,540             N/A         160,806             N/A
Short-Term Fund                                    4,689,438         744,616       1,455,423             N/A
StocksPLUS Fund                                      401,662       3,095,414         416,662             N/A
Strategic Balanced Fund                                7,149         120,938          26,570             N/A
Total Return Fund                                 39,722,420      70,702,657      11,741,811             N/A
Total Return Mortgage Fund                           169,557         490,655         128,829             N/A

     The allocation of such excess (on a pro rata basis) among the Funds, calculated as a percentage of net assets of each Fund listed below as of March
31, 2003 was as follows:

Fund                                              Class A         Class B         Class C         Class R
-------------------------------------------     ------------    ------------    ------------    ------------
CommodityRealReturn Strategy Fund                       0.51%           2.66%           0.36%            N/A
California Intermediate Municipal Bond Fund             0.51%            N/A             N/A             N/A
California Municipal Fund                               0.51%            N/A             N/A             N/A
Convertible Fund                                        0.51%           2.66%           0.36%            N/A
Emerging Markets Bond Fund                              0.51%           2.66%           0.36%            N/A
European Convertible Fund                               0.51%            N/A             N/A             N/A
Foreign Bond Fund                                       0.51%           2.66%           0.36%            N/A
Global Bond Fund II                                     0.51%           2.66%           0.36%            N/A
GNMA Fund                                               0.51%           2.66%           0.36%            N/A
High Yield Fund                                         0.51%           2.66%           0.36%            N/A
Long-Term U.S. Government Fund                          0.51%           2.66%           0.36%            N/A
Low Duration Fund                                       0.51%           2.66%           0.36%            N/A
Money Market Fund                                       0.51%           2.66%           0.36%            N/A
Municipal Bond Fund                                     0.51%           2.66%           0.36%            N/A
New York Municipal Bond Fund                            0.51%            N/A             N/A             N/A
Real Return Fund                                        0.51%           2.66%           0.36%            N/A
Short Duration Municipal Income Fund                    0.51%            N/A            0.36%            N/A
Short-Term Fund                                         0.51%           2.66%           0.36%            N/A

                                       56

Fund                                              Class A         Class B         Class C         Class R
-------------------------------------------     ------------    ------------    ------------    ------------

StocksPLUS Fund                                         0.51%           2.66%           0.36%            N/A
Strategic Balanced Fund                                 0.51%           2.66%           0.36%            N/A
Total Return Fund                                       0.51%           2.66%           0.36%            N/A
Total Return Mortgage Fund                              0.51%           2.66%           0.36%            N/A

Distribution and Administrative Services Plans for Administrative Class and
Advisor Class Shares

     The Trust has adopted separate Administrative Services Plans and
Administrative Distribution Plans (together, the "Administrative Plans") with respect to the Administrative Class and the Advisor Class shares of each Fund.
The Administrative Class and Advisor Class are each subject to their own
Administrative Plans.

     Under the terms of each class's Administrative Distribution Plan, the Trust is permitted to reimburse, out of the assets attributable to the respective
Administrative Class shares or Advisor Class shares of each Fund, in amounts up to 0.25% for each class, on an annual basis of the respective average daily net assets of that class, financial intermediaries for costs and expenses incurred in connection with the distribution and marketing of the Administrative Class shares and the Advisor Class shares and/or the provision of certain shareholder services to its customers that invest in Administrative Class shares and Advisor
Class shares of the Funds. Such services may include, but are not limited to, the following: providing facilities to answer questions from prospective investors about a Fund; receiving and answering correspondence, including requests for Prospectuses and statements of additional information; preparing, printing and delivering Prospectuses and shareholder reports to prospective shareholders; complying with federal and state securities laws pertaining to the sale of Administrative Class shares or Advisor Class shares; and assisting investors in completing application forms and selecting dividend and other account options.

     Under the terms of each class's Administrative Services Plan, the Trust is permitted to reimburse, out of the assets attributable to the respective
Administrative Class shares or Advisor Class shares of each Fund, in amounts up to 0.25% for each class on an annual basis of the respective average daily net assets of that class, financial intermediaries that provide certain administrative services for Administrative Class shareholders and Advisor Class shareholders of the Funds. Such services may include, but are not limited to, the following functions: receiving, aggregating and processing shareholder orders; furnishing shareholder sub-accounting; providing and maintaining elective shareholder services such as check writing and wire transfer services;
providing and maintaining pre-authorized investment plans; communicating periodically with shareholders; acting as the sole shareholder of record and nominee for shareholders; maintaining accounting records for shareholders;
answering questions and handling correspondence from shareholders about their accounts; and performing similar account administrative services.

     The same entity may be the recipient of fees under each class's
Administrative Distribution Plan and Administrative Services Plan, with respect to that particular class of shares, but may not receive fees under both plans of the same class, with respect to the same assets of either the Administrative
Class shares or the Advisor Class shares. Fees paid pursuant to either of the
Administrative Plans of a class may be paid for shareholder services and the maintenance of shareholder accounts, and therefore may constitute "service fees"
for purposes of applicable rules of the National Association of Securities
Dealers, Inc. Each of the Administrative Plans has been adopted in accordance with the requirements of Rule 12b-1 under the 1940 Act and will be administered in accordance with the provisions of that rule, except that shareholders will not have the voting rights set forth in Rule 12b-1 with respect to the
Administrative Services Plans that they will have with respect to the
Administrative Distribution Plans.

     Each of the Administrative Plans provides that it may not be amended to materially increase the costs which Administrative Class or Advisor Class shareholders may bear under the Administrative Plans without the approval of a majority of the outstanding voting securities of the Administrative Class or
Advisor Class and by vote of a majority of both (i) the Trustees of the Trust and (ii) those Trustees who are not "interested persons" of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it (the "Plan
Trustees"), cast in person at a meeting called for the purpose of voting on the
Plan and any related amendments.

     Each of the Administrative Plans provides that it may not take effect until approved by vote of a majority of both (i) the Trustees of the Trust and (ii)
the disinterested Trustees defined above. Each of the Administrative
Distribution Plans further provides that it may not take effect unless approved by the vote of a majority of the outstanding voting securities of the
Administrative Class or the Advisor Class, as applicable.

                                       57

     Each of the Administrative Plans provides that it shall continue in effect so long as such continuance is specifically approved at least annually by the
Trustees and the disinterested Trustees defined above. Each of the
Administrative Plans provides that any person authorized to direct the disposition of monies paid or payable by a class pursuant to that Plan or any related agreement shall provide to the Trustees, and the Board shall review at least quarterly, a written report of the amounts so expended and the purposes for which such expenditures were made.

     Each of the Administrative Plans is a "reimbursement plan," which means that fees are payable to the relevant financial intermediary only to the extent necessary to reimburse expenses incurred pursuant to such plan. Each of the
Administrative Plans provides that expenses payable under the Administrative
Plans may be carried forward for reimbursement for up to twelve months beyond the date in which the expense is incurred, subject to the limit that not more that 0.25% of the respective average daily net assets of the Administrative
Class or the Advisor Class, as applicable, shares may be used in any month to pay expenses under that class's Administrative Plans. Each of the Administrative
Plans requires that the Administrative Class shares and the Advisor Class shares incur no interest or carrying charges.

     Rules of the NASD limit the amount of distribution fees that may be paid by mutual funds. "Service fees," defined to mean fees paid for providing shareholder services or the maintenance of accounts (but not transfer agency services) are not subject to the limits. The Trust believes that some, if not all, of the fees paid pursuant to both Administrative Plans will qualify as
"service fees" and therefore will not be limited by NASD rules.

     Institutional Class, Administrative Class and Advisor Class shares of the
Trust may also be offered through certain brokers and financial intermediaries
("service agents") that have established a shareholder servicing relationship with the Trust on behalf of their customers. The Trust pays no compensation to such entities other than service fees paid with respect to Administrative Class or Advisor Class shares. Service agents may impose additional or different conditions than the Trust on the purchase, redemption or exchanges of Trust shares by their customers. Service agents may also independently establish and charge their customers transaction fees, account fees and other amounts in connection which purchases, sales and redemption of Trust shares in addition to any fees charged by the Trust. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases and redemptions. Shareholders who are customers of service agents should consult their service agents for information regarding these fees and conditions.

Payments Pursuant to the Administrative Plans for Administrative Class Shares

     For the fiscal years ended March 31, 2003, March 31, 2002 and March 31,
2001, the Trust paid qualified service providers an aggregate amount of
$35,599,137, $20,737,705 and $11,849,697, respectively, pursuant to the
Administrative Services Plan and the Administrative Distribution Plan. Such
payments were allocated among the Funds listed below as follows:

                                                 Year Ended      Year Ended      Year Ended
Fund                                              3/31/03         3/31/02          3/31/01
-------------------------------------------     ------------    ------------    ------------
All Asset Fund                                  $          6             N/A             N/A
California Intermediate Municipal Bond Fund            6,722    $      4,258    $      3,614
California Municipal Bond Fund                         2,270             N/A             N/A
CommodityRealReturn Strategy Fund                          3             N/A             N/A
Convertible Fund                                          19             460             629
Emerging Markets Bond Fund                            30,770          22,348          25,087
Foreign Bond Fund                                     68,902          46,404          18,800
Global Bond Fund                                      57,015           8,572           5,633
High Yield Fund                                    1,148,447       1,337,821       1,054,052
Investment Grade Corporate Bond Fund                      13             N/A             N/A
Long-Term U.S. Government Fund                       308,322         179,913         116,546
Low Duration Fund                                    790,037         543,855         345,320
Low Duration Fund II                                   2,374             224              92
Low Duration Fund III                                     45              30              26
Money Market Fund                                     34,682          38,733          21,069
Municipal Bond Fund                                  148,394          17,180          10,305
Real Return Fund                                     917,326         337,185          41,269
Short Duration Municipal Income Fund                     426             N/A             N/A
Short-Term Fund                                      731,458         162,223          16,697
StocksPLUS Fund                                      262,480         107,135          88,080
Strategic Balanced Fund                                5,296           2,354           1,495
Total Return Fund                                 30,768,828      17,670,766       9,917,611
Total Return Fund II                                 287,154         231,438         156,989
Total Return Fund III                                  5,018          20,627          26,382
Total Return Mortgage Fund                            23,130           6,179             N/A

                                       58

     The remaining Funds did not make payments under either Administrative Plan.

Plan for Class D Shares

     As described under "Management of the Trust- Fund Administrator," the
Funds' Administration Agreement includes a plan (the "Class D Plan") adopted pursuant to Rule 12b-1 under the 1940 Act which provides for the payment of up to 0.25% of the Class D administrative fees as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares.

     Specifically, the Administration Agreement provides that the Administrator shall provide in respect of Class D shares (either directly or by procuring through other entities, including various financial services firms such as broker-dealers and registered investment advisors ("Service Organizations"))
some or all of the following services and facilities in connection with direct purchases by shareholders or in connection with products, programs or accounts offered by such Service Organizations ("Special Class D Services"): (i)
facilities for placing orders directly for the purchase of a Fund's shares and tendering a Fund's Class D shares for redemption; (ii) advertising with respect to a Fund's Class D shares; (iii) providing information about the Funds; (iv)
providing facilities to answer questions from prospective investors about the
Funds; (v) receiving and answering correspondence, including requests for
Prospectuses and statements of additional information; (vi) preparing, printing and delivering Prospectuses and shareholder reports to prospective shareholders;
(vii) assisting investors in applying to purchase Class D shares and selecting dividend and other account options; and (viii) shareholder services provided by a Service Organization that may include, but are not limited to, the following functions: receiving, aggregating and processing shareholder orders; furnishing shareholder sub-accounting; providing and maintaining elective shareholder services such as check writing and wire transfer services; providing and maintaining pre-authorized investment plans; communicating periodically with shareholders; acting as the sole shareholder of record and nominee for shareholders; maintaining accounting records for shareholders; answering questions and handling correspondence from shareholders about their accounts;
issuing confirmations for transactions by shareholders; performing similar account administrative services; providing such shareholder communications and recordkeeping services as may be required for any program for which the Service
Organization is a sponsor that relies on Rule 3a-4 under the 1940 Act; and
providing such other similar services as may reasonably be requested to the extent the Service Organization is permitted to do so under applicable statutes, rules, or regulations.

     The Administrator has entered into an agreement with the Distributor under which the distributor is compensated for providing or procuring certain of the
Class D Services at the rate of 0.25% per annum of all assets attributable to
Class D shares sold through the Distributor.

     The Trust and the Administrator understand that some or all of the Special
Class D Services pursuant to the Administration Agreement may be deemed to represent services primarily intended to result in the sale of Class D shares.
The Administration Agreement includes the Class D Plan to account for this possibility. The Administration Agreement provides that any portion of the fees paid thereunder in respect of Class D shares representing reimbursement for the
Administrator's and the Distributor's expenditures and internally allocated expenses in respect of Class D Services of any Fund shall not exceed the rate of
0.25% per annum of the average daily net assets of such Fund attributable to
Class D shares.

     In accordance with Rule 12b-1 under the 1940 Act, the Class D Plan may not be amended to increase materially the costs which Class D shareholders may bear under the Plan without approval of a majority of the outstanding Class D shares, and by vote of a majority of both (i) the Trustees of the Trust and (ii) those
Trustees ("disinterested Class D Plan Trustees") who are not "interested persons" of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it, cast in person at a meeting called for the purpose of voting on the Plan and any related amendments. The Class D Plan may not take effect until approved by a vote of a majority of both (i) the Trustees of the Trust and (ii)
the disinterested Class D Plan Trustees. In addition, the Class D Plan may not take effect unless it is approved by the vote of a majority of the outstanding
Class D shares and it shall continue in effect so long as such continuance is specifically approved at least annually by the Trustees and the disinterested
Class D Plan Trustees.

                                       59

     With respect to the Class D Plan, the Administration Agreement requires the
Administrator to present reports as to out-of-pocket expenditures and internal expenses allocations of the Administrator and the Distributor at least quarterly and in a manner that permits the disinterested Class D Plan Trustees to determine that portion of the Class D administrative fees paid thereunder which represents reimbursements in respect of Special Class D Services.

     Rules of the NASD limit the amount of distribution fees that may be paid by mutual funds. "Service fees," defined to mean fees paid for providing shareholder services or the maintenance of accounts (but not transfer agency services) are not subject to the limits. The Trust believes that most, if not all, of the fees paid pursuant to the Class D Plan will qualify as "service fees" and therefore will not be limited by NASD rules.

Payments Pursuant to Class D Plan

     For the fiscal year ended March 31, 2003, March 31, 2002 and March 31,
2001, the Trust paid $6,232,187, $2,302,640 and $612,076, respectively, pursuant to the Class D Plan, of which the indicated amounts were attributable to the following operational Funds:

                                                Year Ended     Year Ended      Year Ended
Fund                                              3/31/03       3/31/02         3/31/01
-------------------------------------------     ----------    ------------    ------------
California Intermediate Municipal Bond Fund     $     8494    $      1,884    $        124
California Municipal Bond Fund                          45              28              17
CommodityRealReturn Strategy Fund                      956             N/A             N/A
Convertible Fund                                        15              19              23
Emerging Markets Bond Fund                          77,544          11,375              26
Foreign Bond Fund                                  237,732          96,639          39,752
GNMA Fund                                           10,748             439             N/A
High Yield Fund                                    368,722         161,769          66,440
Low Duration Fund                                  611,876         137,440          36,164
Municipal Bond Fund                                 48,708           7,739           2,082
New York Municipal Bond Fund                         1,055             254              49
Real Return Fund                                 1,621,445         641,758          77,474
Short Duration Municipal Income Fund                10,171              80              25
Short-Term Fund                                    280,593          95,941          13,325
StocksPLUS Fund                                      4,555           6,472           7,701
Strategic Balanced Fund                              3,903           2,899             768
Total Return Fund                                2,745,592       1,111,975         366,874
Total Return Mortgage Fund                         200,033          25,929           1,233

Distribution and Servicing Plan for Class J and Class K Shares

     Class J and Class K each has a separate distribution and servicing plan
(the "Class J-K Plans"). Distribution fees paid pursuant to the Class J-K Plans may only be paid in connection with services provided with respect to Class J and Class K shares.

     As stated in the Prospectus relating to Class J and Class K shares under the caption "Service and Distribution Fees," the Distributor pays (i) all or a portion of the distribution fees it receives from the Trust to participating and introducing brokers, and (ii) all or a portion of the servicing fees it receives from the Trust to participating and introducing brokers, certain banks and other financial intermediaries.

     Each Class J-K Plan may be terminated with respect to any Fund to which the
Class J-K Plan relates by vote of a majority of the Trustees who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or the
Distribution Contract ("Disinterested Trustees") or by vote of a majority of the outstanding voting securities of the relevant class of that Fund. Pursuant to
Rule 12b-1, any change in either Class J-K Plan that would materially increase the cost to the class of shares of any Fund to which the Plan relates requires approval by the affected class of shareholders of that Fund. The Trustees review quarterly written reports of such costs and the purposes for which such costs have been incurred. Each Class J-K Plan may be amended by vote of the
Disinterested Trustees cast in person at a meeting called for the purpose. As long as the Class J-K Plans are in effect, selection and

                                       60

nomination of those Trustees who are not interested persons of the Trust shall be committed to the discretion of such Disinterested Trustees.

     The Class J-K Plans will continue in effect with respect to each Fund and each class of shares thereof for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the
Disinterested Trustees and (ii) by the vote of a majority of the entire Board of
Trustees cast in person at a meeting called for that purpose.

     If a Class J-K Plan is terminated (or not renewed) with respect to one or more Funds, it may continue in effect with respect to any class of any Fund as to which it has not been terminated (or has been renewed).

     The Trustees believe that the Class J-K Plans will provide benefits to the
Trust. The Trustees believe that the Class J-K Plans will result in greater sales and/or fewer redemptions of Trust shares, although it is impossible to know for certain the level of sales and redemptions of Trust shares that would occur in the absence of the Class J-K Plans or under alternative distribution schemes. Although the Funds' expenses are essentially fixed, the Trustees believe that the effect of the Class J-K Plans on sales and/or redemptions may benefit the Trust by reducing Fund expense ratios and/or by affording greater flexibility to Portfolio Managers. From time to time, expenses of the
Distributor incurred in connection with the sale of Class J and Class K shares of the Funds, and in connection with the servicing of Class J and Class K shareholders of the Funds and the maintenance of shareholder accounts, may exceed the distribution and servicing fees collected by the Distributor. The
Trustees consider such unreimbursed amounts, among other factors, in determining whether to cause the Funds to continue payments of distribution and servicing fees in the future with respect to Class J and Class K shares.

Purchases, Exchanges and Redemptions

     Purchases, exchanges and redemptions of Class A, Class B, Class C, Class D and Class R shares are discussed in the Class A, B and C, Class D and Class R
Prospectuses under the headings "Buying Shares," "Exchanging Shares," and
"Selling Shares," and in the Guide (with respect to Class A, B, C and R shares only), and that information is incorporated herein by reference. Purchases, exchanges and redemptions of Advisor Class shares are discussed in the Advisor
Class Prospectus under the headings "Purchasing Shares," "Exchange Privilege,"
and "Redeeming Shares," and that information is incorporated herein by reference. Purchases, exchanges and redemptions of Institutional and
Administrative Class shares and Class J and Class K shares are discussed in the
Institutional Prospectus under the headings "Purchasing Shares," "Exchange
Privilege," and "Redeeming Shares," and in the Guide (with respect to Class A,
B, C and R shares only), and in the Class J and Class K supplement thereto, and that information is incorporated herein by reference.

     Certain managed account clients of PIMCO may purchase shares of the Trust.
To avoid the imposition of duplicative fees, PIMCO may be required to make adjustments in the management fees charged separately by PIMCO to these clients to offset the generally higher level of management fees and expenses resulting from a client's investment in the Trust.

     Certain clients of PIMCO whose assets would be eligible for purchase by one or more of the Funds may purchase shares of the Trust with such assets. Assets so purchased by a Fund will be valued in accordance with procedures adopted by the Board of Trustees.

     Certain shares of the Funds are not qualified or registered for sale in all states and Class J and Class K shares are not qualified or registered for sale in the United States. Prospective investors should inquire as to whether shares of a particular Fund or class are available for offer and sale in their state of domicile or residence. Shares of a Fund may not be offered or sold in any state unless registered or qualified in that jurisdiction, unless an exemption from registration or qualification is available.

     Independent financial intermediaries unaffiliated with PIMCO may perform shareholder servicing functions with respect to certain of their clients whose assets may be invested in the Funds. These services, normally provided by PIMCO directly to Trust shareholders, may include the provision of ongoing information concerning the Funds and their investment performance, responding to shareholder inquiries, assisting with purchases, redemptions and exchanges of Trust shares, and other services. PIMCO may pay fees to such entities for the provision of these services which PIMCO normally would perform, out of PIMCO's own resources.

     As described in the Class A, B and C, Class D and Class R Prospectuses
under the caption "Exchanging Shares," and in the Institutional and Advisor
Class Prospectuses under the caption "Exchange Privilege," and in the Guide
(with respect to Class A, B, C and R shares only), a shareholder may exchange shares of any Fund (except for the Liquid Assets

                                       61

Fund) for shares of any other Fund of the Trust or any series of PIMCO Funds:
Multi-Manager Series, within the same class on the basis of their respective net asset values. The original purchase date(s) of shares exchanged for purposes of calculating any contingent deferred sales charge will carry over to the investment in the new Fund. For example, if a shareholder invests in the Class C shares of one Fund and 6 months later (when the contingent deferred sales charge upon redemption would normally be 1%) exchanges his shares for Class C shares of another Fund, no sales charge would be imposed upon the exchange but the investment in the other Fund would be subject to the 1% contingent deferred sales charge until one year after the date of the shareholder's investment in the first Fund as described in the Class A, B and C Prospectus under
"Alternative Purchase Arrangements."

     Orders for exchanges accepted prior to the close of regular trading on the
New York Stock Exchange on any day the Trust is open for business will be executed at the respective net asset values determined as of the close of business that day. Orders for exchanges received after the close of regular trading on the Exchange on any business day will be executed at the respective net asset values determined at the close of the next business day.

     An excessive number of exchanges may be disadvantageous to the Trust.
Therefore, the Trust, in addition to its right to reject any exchange, reserves the right to adopt a policy of terminating the exchange privilege of any shareholder who makes more than a specified number of exchanges in a 12-month period or in any calendar quarter. The Trust reserves the right to modify or discontinue the exchange privilege at any time.

     The Trust reserves the right to suspend or postpone redemptions during any period when: (a) trading on the New York Stock Exchange is restricted, as determined by the SEC, or that Exchange is closed for other than customary weekend and holiday closings; (b) the SEC has by order permitted such suspension; or (c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

     The Trust is committed to paying in cash all requests for redemptions by any shareholder of record of the Funds, limited in amount with respect to each shareholder during any 90-day period to the lesser of (i) $250,000, or (ii) 1%
of the net asset value of the Trust at the beginning of such period. Although the Trust will normally redeem all shares for cash, it may, in unusual circumstances, redeem amounts in excess of the lesser of (i) or (ii) above by payment in kind of securities held in the Funds' portfolios.

     The Trust has adopted procedures under which it may make
redemptions-in-kind to shareholders who are affiliated persons of a Fund. Under these procedures, the Trust generally may satisfy a redemption request from an affiliated person in-kind, provided that: (1) the redemption-in-kind is effected at approximately the affiliated shareholder's proportionate share of the distributing Fund's current net assets, and thus does not result in the dilution of the interests of the remaining shareholders; (2) the distributed securities are valued in the same manner as they are valued for purposes of computing the distributing Fund's net asset value; (3) the redemption-in-kind is consistent with the Fund's Prospectus and statement of additional information; and (4)
neither the affiliated shareholder nor any other party with the ability and the pecuniary incentive to influence the redemption-in-kind selects, or influences the selection of, the distributed securities.

     Due to the relatively high cost of maintaining smaller accounts, the Trust reserves the right to redeem shares in any account for their then-current value
(which will be promptly paid to the investor) if at any time, due to shareholder redemption, the shares in the account do not have a value of at least a specified amount, the minimums of which are currently set at $250 for Class A,
Class B and Class C shares, $2,000 for Class D shares, $50,000 for Class R shares, and $100,000 ($25,000,000 for the Liquid Assets Fund) for Institutional
Class, Administrative Class and Advisor Class shares ($10,000 with respect to
Institutional Class and Administrative Class accounts opened before January 1,
1995). The Prospectuses may set higher minimum account balances for one or more classes from time to time depending upon the Trust's current policy. An investor will be notified that the value of his account is less than the minimum and allowed at least 30 days to bring the value of the account up to at least the specified amount before the redemption is processed. The Declaration of Trust also authorizes the Trust to redeem shares under certain other circumstances as may be specified by the Board of Trustees. The Trust may also charge periodic account fees for accounts that fall below minimum balances, as described in the
Prospectuses.

Request for Multiple Copies of Shareholder Documents

     To reduce expenses, it is intended that only one copy of the Funds'
Prospectuses and each annual and semi-annual report will be mailed to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents and your shares are held directly with the Trust, call the Trust at 1-800-927-4648. Alternatively, if your shares are held through a financial institution, please contact it directly. Within 30 days after receipt of your request by the Trust or financial institution, as appropriate, such party will begin sending you individual copies.

                                       62

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

Investment Decisions and Portfolio Transactions

     Investment decisions for the Trust and for the other investment advisory clients of PIMCO are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved (including the Trust). Some securities considered for investments by the Funds may also be appropriate for other clients served by PIMCO. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. If a purchase or sale of securities consistent with the investment policies of a Fund and one or more of these clients served by
PIMCO is considered at or about the same time, transactions in such securities will be allocated among the Fund and clients in a manner deemed fair and reasonable by PIMCO. PIMCO may aggregate orders for the Funds with simultaneous transactions entered into on behalf of other clients of PIMCO so long as price and transaction expenses are averaged either for that transaction or for the day. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in
PIMCO's opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

Brokerage and Research Services

     There is generally no stated commission in the case of fixed income securities, which are traded in the over-the-counter markets, but the price paid by the Trust usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Trust includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Transactions on
U.S. stock exchanges and other agency transactions involve the payment by the
Trust of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United States.

     PIMCO places all orders for the purchase and sale of portfolio securities, options and futures contracts for the relevant Fund and buys and sells such securities, options and futures for the Trust through a substantial number of brokers and dealers. In so doing, PIMCO uses its best efforts to obtain for the
Trust the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, PIMCO, having in mind the
Trust's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

     For the fiscal years ended March 31, 2003, 2002 and 2001, the following amounts of brokerage commissions were paid by each operational Fund:

                                      Year Ended     Year Ended      Year Ended
Fund                                   3/31/03        3/31/02         3/31/01
-----------------------------------  ------------   ------------    ------------
All Asset Fund                       $         0             N/A             N/A
California Intermediate Municipal
Bond Fund/(1)/                             7,818             N/A    $      5,773
California Municipal Bond Fund/(1)/        2,362             N/A           3,129
CommodityRealReturn Strategy Fund              0             N/A             N/A
Convertible Fund/(1)/                     14,610    $     17,651          51,074
Emerging Markets Bond Fund                     0             N/A             N/A
European Convertible Fund                  1,429           1,323             N/A
Foreign Bond Fund                        205,672         119,155          62,546
Global Bond Fund                          75,999          45,116          32,198
Global Bond Fund II                       25,079          13,576          10,981
GNMA                                         918             N/A             N/A
High Yield Fund                          677,101          49,675          39,005
Investment Grade Corporate
Bond Fund                                  3,153             242             211

                                       63

                                      Year Ended     Year Ended      Year Ended
Fund                                   3/31/03        3/31/02         3/31/01
-----------------------------------  ------------   ------------    ------------
Long-Term U.S. Government Fund           381,090         238,861         569,363
Low Duration Fund                        156,404          12,343          88,565
Low Duration Fund II                       7,693              11           3,629
Low Duration Fund III                        564             N/A             626
Moderate Duration Fund                    55,216          36,520          26,455
Money Market Fund                              0             N/A             N/A
Municipal Bond Fund/(1)/                  20,190             N/A           5,847
New York Municipal Bond Fund/(1)/          1,218             N/A             429
Real Return Fund/(1)/                     58,901           2,056          24,846
Real Return Fund II                            0             N/A             N/A
Real Return Asset Fund                       570             N/A             N/A
Short Duration Municipal
Income Fund/(1)/                          14,400             N/A              53
Short-Term Fund                          356,984           3,672             875
StocksPLUS Fund/(1)/                     106,015          73,094         251,648
StocksPLUS Total Return Fund               1,720             N/A             N/A
Strategic Balanced Fund/(2)/                   0             N/A          21,189
Total Return Fund                      4,428,430       7,318,948       4,371,226
Total Return Fund II                     270,744         344,783         230,995
Total Return Fund III                     87,138         114,811         146,733
Total Return Mortgage Fund                   825             N/A              40

(1)  Changes in the aggregate amount of brokerage commissions, markups and markdowns paid by a Fund from year-to-year may be attributable to changes in the asset size of the Fund, the volume of portfolio transactions effected by the Fund, the types of instruments in which the Fund invests, or the rates negotiated by PIMCO on behalf of the Funds.

(2)  Changes in the aggregate amount of brokerage commissions are attributable to changes in investment restrictions and policies.

     PIMCO places orders for the purchase and sale of portfolio investments for the Funds' accounts with brokers or dealers selected by it in its discretion. In effecting purchases and sales of portfolio securities for the account of the
Funds, PIMCO will seek the best price and execution of the Funds' orders. In doing so, a Fund may pay higher commission rates than the lowest available when
PIMCO believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction, as discussed below. PIMCO also may consider sales of shares of the Trust as a factor in the selection of broker-dealers to execute portfolio transactions for the Trust.

     It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research services from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice,
PIMCO receives research services from many broker-dealers with which PIMCO places the Trust's portfolio transactions. PIMCO may also receive research or research credits from brokers which are generated from underwriting commissions when purchasing new issues of fixed income securities or other assets for a
Fund. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to PIMCO in advising various of its clients (including the Funds), although not all of these services are necessarily useful and of value in managing the Trust. The management fee paid by the Trust is not reduced because PIMCO and its affiliates receive such services.

     As permitted by Section 28(e) of the Securities Exchange Act of 1934, PIMCO
may cause the Trust to pay a broker-dealer which provides "brokerage and research services" (as defined in the Act) to PIMCO an amount of disclosed commission for effecting a securities transaction for the Trust in excess of the commission which another broker-dealer would have charged for effecting that transaction.

     As noted above, PIMCO may purchase new issues of securities for the Trust in underwritten fixed price offerings. In these situations, the underwriter or selling group member may provide PIMCO with research in addition to selling the securities (at the fixed public offering price) to the Trust or other advisory clients. Because the offerings are conducted at a fixed price, the ability to obtain research from a broker-dealer in this situation provides knowledge that may benefit the Trust, other PIMCO clients, and PIMCO without incurring additional costs. These arrangements may not fall within the safe harbor of
Section 28(e) because the broker-dealer is considered to be acting in a principal capacity in underwritten transactions. However, the NASD has adopted rules expressly permitting broker-dealers to provide bona fide research to advisers in connection with fixed price offerings under certain circumstances.
As a general matter in these situations, the underwriter or

                                       64

selling group member will provide research credits at a rate that is higher than that which is available for secondary market transactions.

     Consistent with the Rules of the NASD and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, PIMCO may also consider sales of shares of the Trust as a factor in the selection of broker-dealers to execute portfolio transactions for the
Trust.

     PIMCO may place orders for the purchase and sale of portfolio securities with a broker-dealer that is affiliated to PIMCO where, in PIMCO's judgment, such firm will be able to obtain a price and execution at least as favorable as other qualified broker-dealers.

     Pursuant to applicable sections under the 1940 Act, a broker-dealer that is an affiliate of the Adviser or sub-adviser may receive and retain compensation for effecting portfolio transactions for a Fund if the commissions paid to such an affiliated broker-dealer by a Fund do not exceed one per centum of the purchase or sale price of such securities. The tables below describe the commissions, if any, paid by the Funds to affiliated brokers during the fiscal years ended March 31, 2003 and 2002.

                                 Fiscal Year Ended March 31, 2003
-------------------------------------------------------------------------------------------------
                                                                                      % of Fund's
                                                                       % of Fund's    Aggregate
                                                          Amount of     Aggregate      Dollar
                                         Affiliated       Brokerage     Brokerage     Amount of
Fund                                       Broker        Commission     Commission   Transactions
-------------------------------------------------------------------------------------------------
Foreign Bond Fund                       Deutsche Bank    $      7,643         3.72%         0.000%
-------------------------------------------------------------------------------------------------
Global Bond Fund II                     Deutsche Bank           1,595         6.36          0.000
-------------------------------------------------------------------------------------------------
High Yield Fund                         Deutsche Bank         113,200        16.72          0.001
-------------------------------------------------------------------------------------------------
Investment Grade Corporate Bond Fund    Deutsche Bank             613        19.42          0.000
-------------------------------------------------------------------------------------------------
Long-Term U.S. Government Fund          Deutsche Bank          37,425         9.82          0.001
-------------------------------------------------------------------------------------------------
Low Duration Fund                       Deutsche Bank           1,493         0.95          0.000
-------------------------------------------------------------------------------------------------
Low Duration Fund II                    Deutsche Bank              90         1.17          0.000
-------------------------------------------------------------------------------------------------
Moderate Duration Fund                  Deutsche Bank             675         1.22          0.000
-------------------------------------------------------------------------------------------------
Short-Term Fund                         Deutsche Bank           2,588         0.73          0.000
-------------------------------------------------------------------------------------------------
StocksPLUS Total Return Fund            Deutsche Bank               4         0.22          0.000
-------------------------------------------------------------------------------------------------
Total Return Fund II                    Deutsche Bank          37,330        13.79          0.000
-------------------------------------------------------------------------------------------------
Total Return Fund III                   Deutsche Bank           9,090        10.43          0.000
-------------------------------------------------------------------------------------------------

                                 Fiscal Year ended March 31, 2002
-------------------------------------------------------------------------------------------------
                                                                                      % of Fund's
                                                                       % of Fund's    Aggregate
                                                          Amount of     Aggregate      Dollar
                                         Affiliated       Brokerage     Brokerage     Amount of
Fund                                       Broker        Commission     Commission   Transactions
-------------------------------------------------------------------------------------------------
Foreign Bond Fund                       Deutsche Morgan  $     20,304        17.03%          0.00%
-------------------------------------------------------------------------------------------------
Global Bond Fund                        Deutsche Morgan         4,432         9.82           0.00
-------------------------------------------------------------------------------------------------
Global Bond Fund II                     Deutsche Morgan         1,264         9.31           0.00
-------------------------------------------------------------------------------------------------
High Yield Fund                         Deutsche Morgan        24,286        48.89           0.00
-------------------------------------------------------------------------------------------------
Long-Term U.S. Government Fund          Deutsche Morgan        68,953        28.86           0.00
-------------------------------------------------------------------------------------------------
Total Return Fund                       Deutsche Morgan        93,696         1.28           0.00
-------------------------------------------------------------------------------------------------
Total Return Fund II                    Deutsche Morgan         3,496         1.01           0.00
-------------------------------------------------------------------------------------------------
Total Return Fund III                   Deutsche Morgan         4,314         3.75           0.00
-------------------------------------------------------------------------------------------------
                                       65

                                 Fiscal Year ended March 31, 2001
-------------------------------------------------------------------------------------------------
                                                                                     % of Fund's
                                                                       % of Fund's    Aggregate
                                                          Amount of     Aggregate       Dollar
                                          Affiliated      Brokerage     Brokerage     Amount of
Fund                                        Broker        Commission    Commission   Transactions
-------------------------------------------------------------------------------------------------
Convertible Fund                        Deutsche Bank    $      1,250         2.44%          0.00%
-------------------------------------------------------------------------------------------------
Foreign Bond Fund                       Deutsche Bank          12,456        19.91           0.00
-------------------------------------------------------------------------------------------------
Global Bond Fund                        Deutsche Bank           4,873        15.13           0.00
-------------------------------------------------------------------------------------------------
Global Bond Fund II                     Deutsche Bank           1,390        12.65           0.00
-------------------------------------------------------------------------------------------------
Long-Term U.S. Government Fund          Deutsche Bank         141,661        28.88           0.00
-------------------------------------------------------------------------------------------------
Low Duration Fund                       Deutsche Bank             204         0.23           0.00
-------------------------------------------------------------------------------------------------
Moderate Duration Fund                  Deutsche Bank           3,451        13.04           0.00
-------------------------------------------------------------------------------------------------
Real Return Fund                        Deutsche Bank             850         3.42           0.00
-------------------------------------------------------------------------------------------------
Short-Term Fund                         Deutsche Bank             875          100           0.00
-------------------------------------------------------------------------------------------------
Strategic Balanced Fund                 Deutsche Bank              43         0.20           0.00
-------------------------------------------------------------------------------------------------
Total Return Fund                       Deutsche Bank         170,564         3.90           0.00
-------------------------------------------------------------------------------------------------
Total Return Fund II                    Deutsche Bank           1,113         0.48           0.00
-------------------------------------------------------------------------------------------------
Total Return Fund III                   Deutsche Bank           1,686         1.14           0.00
-------------------------------------------------------------------------------------------------

Portfolio Turnover

     A change in the securities held by a Fund is known as "portfolio turnover."
PIMCO manages the Funds without regard generally to restrictions on portfolio turnover. The use of certain derivative instruments with relatively short maturities may tend to exaggerate the portfolio turnover rate for some of the
Funds. Trading in fixed income securities does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. The use of futures contracts may involve the payment of commissions to futures commission merchants. High portfolio turnover (e.g., greater than 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The higher the rate of portfolio turnover of a Fund, the higher these transaction costs borne by the Fund generally will be.
Such sales may result in realization of taxable capital gains (including short-term capital gains which are generally taxed to shareholders at ordinary income tax rates).

     The portfolio turnover rate of a Fund is calculated by dividing (a) the lesser of purchases or sales of portfolio securities for the particular fiscal year by (b) the monthly average of the value of the portfolio securities owned by the Fund during the particular fiscal year. In calculating the rate of portfolio turnover, there is excluded from both (a) and (b) all securities, including options, whose maturities or expiration dates at the time of acquisition were one year or less. Proceeds from short sales and assets used to cover short positions undertaken are included in the amounts of securities sold and purchased, respectively, during the year. Portfolio turnover rates for each
Fund for which financial highlights for at least the past five fiscal years are provided in the Prospectuses are set forth under "Financial Highlights" in the applicable Prospectus.

     Because PIMCO does not expect to reallocate the Strategic Balanced Fund's assets between the Underlying Funds on a frequent basis, the portfolio turnover rate for the Fund is expected to be modest (i.e., less than 50%) in comparison to most mutual funds. With respect to the All Asset and All Asset All Authority
Funds, the asset allocation sub-adviser to the Funds expects the portfolio turnover to be, on average, approximately 100% per year for each Fund. In addition, the Funds indirectly bear the expenses associated with the portfolio turnover of the Underlying Funds, which may have fairly high portfolio turnover rates (i.e., in excess of 100%).

     In addition, the All Asset Fund, All Asset All Authority and the Strategic
Balanced Fund indirectly bear the expenses associated with portfolio turnover of the Underlying Funds, which may have fairly high portfolio turnover rates (i.e., in excess of 100%). Shareholders in the All Asset, All Asset All Authority and
Strategic Balanced Funds may also bear expenses directly or indirectly through sales of securities held by the Fund and the Underlying Funds which result in realization of taxable capital gains. To the extent such gains relate to securities held for twelve months or less, such gains will be short-term taxable gains taxed at ordinary income tax rates when distributed to shareholders who are individuals.

                                       66

                                 NET ASSET VALUE

     Net Asset Value is determined as indicated under "How Fund Shares are
Priced" in the Prospectuses. Net asset value will not be determined on the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's
Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day,
and Christmas Day.

     For all Funds other than Liquid Assets and Money Market Funds, portfolio securities and other assets for which market quotations are readily available are stated at market value. Market value is determined on the basis of last reported sales prices, or if no sales are reported, as is the case for most securities traded over-the-counter, at the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. For Nasdaq traded securities, market value may also be determined on the basis of the Nasdaq Official Closing Price (NOCP) instead of the last reported sales price. Fixed income securities, including those to be purchased under firm commitment agreements (other than obligations having a maturity of 60 days or less), are normally valued on the basis of quotations obtained from brokers and dealers or pricing services, which take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

     The Liquid Assets and Money Market Funds' securities are valued using the amortized cost method of valuation. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the
Fund would receive if it sold the instrument. During such periods the yield to investors in the Fund may differ somewhat from that obtained in a similar investment company which uses available market quotations to value all of its portfolio securities.

     The SEC's regulations require the Liquid Assets and Money Market Funds to adhere to certain conditions. The Trustees, as part of their responsibility within the overall duty of care owed to the shareholders, are required to establish procedures reasonably designed, taking into account current market conditions and the Fund's investment objective, to stabilize the net asset value per share as computed for the purpose of distribution and redemption at $1.00 per share. The Trustees' procedures include a requirement to periodically monitor, as appropriate and at such intervals as are reasonable in light of current market conditions, the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will consider what steps should be taken, if any, in the event of a difference of more than 1/2 of 1% between the two. The Trustees will take such steps as they consider appropriate, (e.g., selling securities to shorten the average portfolio maturity) to minimize any material dilution or other unfair results which might arise from differences between the two. The
Fund also is required to maintain a dollar-weighted average portfolio maturity of 90 days or less, to limit its investments to instruments having remaining maturities of 397 days or less (except securities held subject to repurchase agreements having 397 days or less maturity) and to invest only in securities determined by PIMCO under procedures established by the Board of Trustees to be of high quality with minimal credit risks.

     Each Fund's liabilities are allocated among its classes. The total of such liabilities allocated to a class plus that class's distribution and/or servicing fees and any other expenses specially allocated to that class are then deducted from the class's proportionate interest in the Fund's assets, and the resulting amount for each class is divided by the number of shares of that class outstanding to produce the class's "net asset value" per share. Under certain circumstances, the per share net asset value of the Class B and Class C shares of the Funds that do not declare regular income dividends on a daily basis may be lower than the per share net asset value of the Class A shares as a result of the daily expense accruals of the distribution fee applicable to the Class B and
Class C shares. Generally, for Funds that pay income dividends, those dividends are expected to differ over time by approximately the amount of the expense accrual differential between a particular Fund's classes.

                                    TAXATION

     The following summarizes certain additional federal income tax considerations generally affecting the Funds and their shareholders. The discussion is for general information only and does not purport to consider all aspects of U.S. federal income taxation that might be relevant to beneficial owners of shares of the Funds. The discussion is based upon current provisions of the Internal Revenue Code of 1986, as amended (the "Code"), existing regulations promulgated thereunder, and administrative and judicial interpretations thereof, all of which are subject to change, which change could be retroactive. The discussion applies only to beneficial owners of Fund shares in whose hands such shares are capital assets within the meaning of Section 1221 of the Code, and may not apply to certain types of beneficial owners of shares
(such as insurance companies, tax exempt organizations, and broker-dealers) who may be subject to special rules. Persons who may be subject to tax in

                                       67

more than one country should consult the provisions of any applicable tax treaty to determine the potential tax consequences to them. Prospective investors should consult their own tax advisers with regard to the federal tax consequences of the purchase, ownership and disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction. The discussion here and in the Prospectuses is not intended as a substitute for careful tax planning.

     Each Fund intends to qualify annually and elect to be treated as a regulated investment company under the Code. To qualify as a regulated investment company, each Fund generally must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies ("Qualifying Income Test"); (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies); and (c) distribute each taxable year the sum of
(i) at least 90% of its investment company taxable income (which includes dividends, interest and net short-term capital gains in excess of any net long-term capital losses) and (ii) 90% of its tax exempt interest, net of expenses allocable thereto. The Treasury Department is authorized to promulgate regulations under which gains from foreign currencies (and options, futures, and forward contracts on foreign currency) would constitute qualifying income for purposes of the Qualifying Income Test only if such gains are directly related to investing in securities. To date, such regulations have not been issued. If a
Fund does not qualify as a regulated investment company in any year, then such
Fund will be subject to federal income tax on its net income and gains at regular corporate income tax rates (without a deduction for distributions to shareholders). In addition, the shareholders would also be taxed on distributions of earnings.

     As a regulated investment company, a Fund generally will not be subject to
U.S. federal income tax on its investment company taxable income and net capital gains (any net long-term capital gains in excess of the sum of net short-term capital losses and capital loss carryovers from prior years) designated by the
Fund as capital gain dividends, if any, that it distributes to shareholders on a timely basis. Each Fund intends to distribute to its shareholders, at least annually, all or substantially all of its investment company taxable income and any net capital gains. In addition, amounts not distributed by a Fund on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To avoid the tax, a Fund must distribute during each calendar year an amount equal to the sum of (1) at least
98% of its ordinary income (not taking into account any capital gains or losses)
for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (and adjusted for certain ordinary losses) for the twelve month period ending on October 31, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. A distribution will be treated as paid on December 31 of the calendar year if it is declared by a
Fund in October, November, or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders (other than those not subject to federal income tax) in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To avoid application of the excise tax, each Fund intends to make its distributions in accordance with the calendar year distribution requirement.

     Each Municipal Fund must have at least 50% of its total assets invested in
Municipal Bonds at the end of each calendar quarter so that dividends derived from its net interest income on Municipal Bonds and so designated by the Fund will be "exempt-interest dividends," which are generally exempt from federal income tax when received by an investor. A portion of the distributions paid by a Municipal Fund may be subject to tax as ordinary income (including certain amounts attributable to bonds acquired at a market discount). In addition, any distributions of net short-term capital gains would be taxed as ordinary income and any distribution of capital gain dividends would be taxed as long-term capital gains. Certain exempt-interest dividends, as described in the Class A, B and C Prospectus, may increase alternative minimum taxable income for purposes of determining a shareholder's liability for the alternative minimum tax. In addition, exempt-interest dividends allocable to interest from certain "private activity bonds" will not be tax exempt for purposes of the regular income tax to shareholders who are "substantial users" of the facilities financed by such obligations or "related persons" of "substantial users." The tax-exempt portion of dividends paid for a calendar year constituting "exempt-interest dividends"
will be designated after the end of that year and will be based upon the ratio of net tax-exempt income to total net income earned by the Fund during the entire year. That ratio may be substantially different than the ratio of net tax-exempt income to total net income earned during a portion of the year. Thus, an investor who holds shares for only a part of the year may be allocated more or less tax-exempt interest dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net income actually earned by the Fund while the investor was a shareholder. All or a portion of interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of a Municipal Fund will not be

                                       68

deductible by the shareholder. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness multiplied by the percentage of the Fund's total distributions (not including distributions of the excess of net long-term capital gains over net short-term capital losses)
paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

     Shareholders of the Municipal Funds receiving social security or railroad retirement benefits may be taxed on a portion of those benefits as a result of receiving tax exempt income (including exempt-interest dividends distributed by the Fund). The tax may be imposed on up to 50% of a recipient's benefits in cases where the sum of the recipient's adjusted gross income (with certain adjustments, including tax-exempt interest) and 50% of the recipient's benefits, exceeds a base amount. In addition, up to 85% of a recipient's benefits may be subject to tax if the sum of the recipient's adjusted gross income (with certain adjustments, including tax-exempt interest) and 50% of the recipient's benefits exceeds a higher base amount. Shareholders receiving social security or railroad retirement benefits should consult with their tax advisors.

     In years when a Fund distributes amounts in excess of its earnings and profits, such distributions may be treated in part as a return of capital. A return of capital is not taxable to a shareholder and has the effect of reducing the shareholder's basis in the shares. Since certain of the Municipal Funds'
expenses attributable to earning tax-exempt income do not reduce such Fund's current earnings and profits, it is possible that distributions, if any, in excess of such Fund's net tax-exempt and taxable income will be treated as taxable dividends to the extent of such Fund's remaining earnings and profits
(i.e., the amount of such expenses).

Distributions

     Except for exempt-interest dividends paid by the Municipal Funds, all dividends and distributions of a Fund, whether received in shares or cash, generally are taxable and must be reported on each shareholder's federal income tax return. Dividends paid out of a Fund's investment company taxable income will be taxable to a U.S. shareholder as ordinary income. Distributions received by tax-exempt shareholders will not be subject to federal income tax to the extent permitted under the applicable tax exemption.

     Although a portion of the dividends paid by the European StocksPLUS TR
Strategy, Far East (Ex-Japan) StocksPLUS TR Strategy, International StocksPLUS
TR Strategy, Japanese StocksPLUS TR Strategy, StocksPLUS, StocksPLUS
Municipal-Backed, StocksPLUS Short Strategy and StocksPLUS Total Return Funds
may qualify for the deduction for dividends received by corporations and/or the reduced dividend rate for individuals, it is not expected that any such portion would be significant. Dividends paid by the other Funds generally are not expected to qualify for the deduction for dividends received by corporations and/or the reduced dividend rate for individuals. Distributions of net capital gains, if any, designated as capital gain dividends, are taxable as long-term capital gains, regardless of how long the shareholder has held a Fund's shares and are not eligible for the dividends received deduction. Any distributions that are not from a Fund's investment company taxable income or net realized capital gains may be characterized as a return of capital to shareholders or, in some cases, as capital gain. The tax treatment of dividends and distributions will be the same whether a shareholder reinvests them in additional shares or elects to receive them in cash.

     The All Asset, All Asset All Authority and Strategic Balanced Funds will not be able to offset gains realized by one Fund in which the Fund invests against losses realized by another Fund in which each Fund invests. The Funds'
use of the fund-of-funds structure could therefore affect the amount, timing and character of distributions to shareholders.

Sales of Shares

     Upon the disposition of shares of a Fund (whether by redemption, sale or exchange), a shareholder will realize a gain or loss. Such gain or loss will be capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term or short-term generally depending upon the shareholder's holding period for the shares. Any loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder with respect to such shares.

     Depending on the All Asset, All Asset All Authority and Strategic Balanced
Funds' percentage ownership in an Underlying Fund both before and after a redemption, each Fund's redemption of shares of such Underlying Fund may cause the Funds to be treated as not receiving capital gain income on the amount by which the distribution exceeds the Fund's tax basis in the shares of the
Underlying Fund, but instead to be treated as receiving a dividend taxable as ordinary income on the full amount of the

                                       69

distribution. This could cause shareholders of the All Asset, All Asset All
Authority and Strategic Balanced Funds to recognize higher amounts of ordinary income than if the shareholders had held the shares of the Underlying Funds directly. Redemptions of shares in an Underlying Fund could also cause additional distributable gains to shareholders.

Backup Withholding

     A Fund may be required to withhold up to 28% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal tax liability.

Options, Futures and Forward Contracts, and Swap Agreements

     Some of the options, futures contracts, forward contracts, and swap agreements used by the Funds may be "section 1256 contracts." Any gains or losses on section 1256 contracts are generally considered 60% long-term and 40%
short-term capital gains or losses ("60/40") although certain foreign currency gains and losses from such contracts may be treated as ordinary in character.
Also, section 1256 contracts held by a Fund at the end of each taxable year
(and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss.

     Generally, the hedging transactions and certain other transactions in options, futures and forward contracts undertaken by a Fund, may result in
"straddles" for U.S. federal income tax purposes. In some cases, the straddle rules also could apply in connection with swap agreements. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of transactions in options, futures, forward contracts, and swap agreements to a Fund are not entirely clear. The transactions may increase the amount of short-term capital gain realized by a
Fund which is taxed as ordinary income when distributed to shareholders.

     A Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections operate to accelerate the recognition of gains or losses from the affected straddle positions.

     Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.

     Rules governing the tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while the
Funds intend to account for such transactions in a manner they deem to be appropriate, the Internal Revenue Service might not accept such treatment. If it did not, the status of a Fund as a regulated investment company might be affected. The Trust intends to monitor developments in this area. Certain requirements that must be met under the Code in order for a Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in swap agreements.

     The qualifying income and diversification requirements applicable to a
Fund's assets may limit the extent to which a Fund will be able to engage in transactions in options, futures contracts, forward contracts, and swap agreements.

Short Sales

     Certain Funds, particularly the StocksPLUS Short Strategy Fund, may make short sales of securities. Short sales may increase the amount of short-term capital gain realized by a Fund, which is taxed as ordinary income when distributed to shareholders.

                                       70

Passive Foreign Investment Companies

     Certain Funds may invest in the stock of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC for a taxable year if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. If a Fund receives a so-called
"excess distribution" with respect to PFIC stock, the Fund itself may be subject to tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to stockholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC stock. A Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC stock are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

     A Fund may be eligible to elect alternative tax treatment with respect to
PFIC stock. Under an election that currently is available in some circumstances, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. Alternatively, another election may be available that would involve marking to market a Fund's PFIC shares at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of PFIC shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income with respect to such shares in prior years. If this election were made, tax at the Fund level under the PFIC rules would generally be eliminated, but the Fund could, in limited circumstances, incur nondeductible interest charges. A Fund's intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC shares.

     Because the application of the PFIC rules may affect, among other things, the character of gains and the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, and may subject a Fund itself to tax on certain income from PFIC shares, the amount that must be distributed to shareholders and will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not invest in PFIC shares.

Foreign Currency Transactions

     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain other instruments, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

Foreign Taxation

     Income received by the Funds from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. In addition, PIMCO intends to manage the Funds with the intention of minimizing foreign taxation in cases where it is deemed prudent to do so. If more than 50% of the value of the Emerging Markets Bond, European Convertible,
Foreign Bond, Global Bond or Global Bond II Funds' total assets at the close of their taxable year consists of securities of foreign corporations, such Fund will be eligible to elect to "pass-through" to the Fund's shareholders the amount of foreign income and similar taxes paid by the Fund. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign taxes paid by the Fund, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his taxable income or to use it (subject to limitations) as a foreign tax credit against his or her U.S. federal income tax liability. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will
"pass-through" for that year.

                                       71

     Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Emerging Markets Bond, European Convertible, Foreign
Bond, Global Bond or Global Bond II Funds' income will flow through to shareholders of the Trust. With respect to such Funds, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. The foreign tax credit can be used to offset only 90% of the revised alternative minimum tax imposed on corporations and individuals and foreign taxes generally are not deductible in computing alternative minimum taxable income.

     Although the All Asset, All Asset All Authority and Strategic Balanced
Funds may be entitled to a deduction for such taxes paid by an Underlying Fund in which each Fund invests, the All Asset, All Asset All Authority and Strategic
Balanced Funds will not be able to pass any such credit or deduction through to their own shareholders.

Original Issue Discount and Market Discount

     Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includable in income with respect to certain high-yield corporate debt securities may be treated as a dividend for Federal income tax purposes.

     Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. Market discount generally accrues in equal daily installments. A Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

     Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by a Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities.
Generally, the Fund will be required to include the acquisition discount, or
OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

     A Fund generally will be required to distribute dividends to shareholders representing discount on debt securities that is currently includable in income, even though cash representing such income may not have been received by the
Fund. Cash to pay such dividends may be obtained from sales proceeds of securities held by the Fund.

Constructive Sales

     Recently enacted rules may affect the timing and character of gain if a
Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If a Fund enters into certain transactions in property while holding substantially identical property, the
Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the
Fund's holding period and the application of various loss deferral provisions of the Code.

Non-U.S. Shareholders

     Withholding of Income Tax on Dividends: Under U.S. federal tax law, dividends paid on shares beneficially held by a person who is a "foreign person"
within the meaning of the Internal Revenue Code of 1986, as amended, are, in general, subject to withholding of U.S. federal income tax at a rate of 30% of the gross dividend, which may, in some cases, be reduced by an applicable tax treaty. However, if a beneficial holder who is a foreign person has a permanent establishment in

                                       72

the United States, and the shares held by such beneficial holder are effectively connected with such permanent establishment and, in addition, the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates. Distributions of long-term net realized capital gains will not be subject to withholding of U.S. federal income tax.

     Income Tax on Sale of a Fund's shares: Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses)
realized on the sale of such shares unless (i) the shares in question are effectively connected with a permanent establishment in the United States of the beneficial holder and such gain is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met.

     State and Local Tax: A beneficial holder of shares who is a foreign person may be subject to state and local tax in addition to the federal tax on income referred above.

     Estate and Gift Taxes: Under existing law, upon the death of a beneficial holder of shares who is a foreign person, such shares will be deemed to be property situated within the United States and will be subject to U.S. federal estate tax. If at the time of death the deceased holder is a resident of a foreign country and not a citizen or resident of the United States, such tax will be imposed at graduated rates from 18% to 55% on the total value (less allowable deductions and allowable credits) of the decedent's property situated within the United States. In general, there is no gift tax on gifts of shares by a beneficial holder who is a foreign person.

     The availability of reduced U.S. taxation pursuant to any applicable treaties depends upon compliance with established procedures for claiming the benefits thereof and may further, in some circumstances, depend upon making a satisfactory demonstration to U.S. tax authorities that a foreign investor qualifies as a foreign person under U.S. domestic tax law and such treaties.

Other Taxation

     Distributions also may be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation. Under the laws of various states, distributions of investment company taxable income generally are taxable to shareholders even though all or a substantial portion of such distributions may be derived from interest on certain federal obligations which, if the interest were received directly by a resident of such state, would be exempt from such state's income tax ("qualifying federal obligations"). However, some states may exempt all or a portion of such distributions from income tax to the extent the shareholder is able to establish that the distribution is derived from qualifying federal obligations. Moreover, for state income tax purposes, interest on some federal obligations generally is not exempt from taxation, whether received directly by a shareholder or through distributions of investment company taxable income (for example, interest on FNMA Certificates and GNMA Certificates). Each Fund will provide information annually to shareholders indicating the amount and percentage of a Fund's dividend distribution which is attributable to interest on federal obligations, and will indicate to the extent possible from what types of federal obligations such dividends are derived. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

                                OTHER INFORMATION

Capitalization

     The Trust is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated March 31, 2000. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.0001 each. The Board of Trustees may establish additional series (with different investment objectives and fundamental policies) at any time in the future. Establishment and offering of additional series will not alter the rights of the Trust's shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In liquidation of a Fund, each shareholder is entitled to receive his pro rata share of the net assets of that Fund.

     Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the
Declaration of Trust disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or the Trustees. The Declaration of Trust also provides for indemnification out of Trust property for all loss and expense of any shareholder held

                                       73

personally liable for the obligations of the Trust. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which such disclaimer is inoperative or the Trust itself is unable to meet its obligations, and thus should be considered remote.

Portfolio Managers

The Trust, in its advertisements, may discuss the individual portfolio managers who manage the Funds. The following biographies supplement the information contained in the Prospectuses with regard to each Fund's portfolio manager(s).

     Robert D. Arnott is Chairman of First Quadrant, L.P., Chairman of Research
Affiliates, L.L.C. and Editor of the Financial Analysts Journal. In 2002, he
established Research Affiliates in order to offer products and services that were not consonant with the mission of First Quadrant, including subadvisory services, software and asset management models. He has since joined forces with
PIMCO, serving as one of the firm's subadvisors, to offer the first global asset allocation product to make active use of alternative markets, beyond conventional stocks, bonds and cash. Mr. Arnott has previously developed quantitative asset management products and teams as President of TSA Capital
Management (now TSA/Analytic) and as Vice President at The Boston Company (now
PanAgora). He has also served as Global Equity Strategist at Salomon (now
Salomon Smith Barney). He graduated summa cum laude from the University of
California in 1977 in economics, applied mathematics and computer science.

     John B. Brynjolfsson, CFA, is a Managing Director and Portfolio Manager at
PIMCO. He joined the firm and the fixed income management team in 1989. He is co-author of Inflation-Protection Bonds and co-editor of The Handbook of
Inflation-Indexed Bonds. Previously, Mr. Brynjolfsson has worked as a consultant for Charles River Associates and analyzed arbitrage opportunities for JP Morgan
Securities. He has over 17 years of investing experience. Mr. Brynjolfsson holds a bachelor's degree in physics and mathematics from Columbia College and a master's in finance and economics from the M.I.T. Sloan School of Management.

     Mohamed A. El-Erian is a Managing Director and a senior member of PIMCO's portfolio management and investment strategy group as well as head of the firm's emerging markets portfolio management team. He joined the firm in May 1999, after serving as Managing Director in charge of the emerging markets economic research team at Salomon Smith Barney/Citibank in London. He previously spent 15 years with the International Monetary Fund (IMF), leading policy work on debt and country issues. Dr. El-Erian has published widely on international economic topics and has appeared repeatedly on CNN, CNBC, Reuters and Bloomberg television. In March of 2000, he was voted one of the "Ten Most Important
Executives in LatAm Borrowing" in the poll conducted by Emerging Markets. He holds doctorate and master's degrees in economics from Oxford University, having completed his undergraduate degree at Cambridge University. He serves on several boards, including the Egyptian Center for Economic Studies (ECES), Emerging
Market Traders Association (EMTA) and the Emerging Markets Creditors Association
(EMCA). He is also a member of the Capital Markets Consultative Group.

     Yuri P. Garbuzov is a Senior Vice President and a financial engineer involved in the development of quantitative analytics. Mr. Garbuzov joined the firm in 1997, having previously been associated with the Institute of Physics at the Russian Academy of Sciences and the Harvard Project on Economic Reform in
Moscow. He has over five years of investment experience and holds a masters degree in physics from the Moscow Institute of Physics and Technology and an
M.B.A. from the University of Chicago's Graduate School of Business.

     William H. Gross, CFA, is a founder and Managing Director of PIMCO. He has
34 years of investment experience. Widely regarded as the world's foremost fixed income authority, he pioneered the total return approach to bond investing, which remains the backbone of all PIMCO portfolios. As of December 31, 2002, Mr.
Gross oversees over $300 billion in bond assets (over 1% of all such monies in the United States). Mr. Gross writes numerous articles on the bond market and is frequently quoted in the worldwide business press. He is also the author of the book Bill Gross on Investing. In December 1996, Mr. Gross was the first portfolio manager inducted into the FIASI's Hall of Fame due to PIMCO's performance and his own contribution to the advancement of fixed-income analysis and portfolio management. Mr. Gross and the PIMCO Bond Team have also been awarded Morningstar's "Fixed Income Manager of the Year" award twice, a feat unmatched by any other fund manager in any asset class at the time. He is also a member of Barron's All Century Mutual Fund Team (1/00), and he received the
Distinguished Service Award from the Bond Market Association in October of 2000.
A Chartered Financial Analyst and a member of the Los Angeles Society of
Financial Analysts, Mr. Gross received his B.A. from Duke University and an
M.B.A. from UCLA Graduate School of Business.

     David Hinman, CFA, is an Executive Vice President and Portfolio Manager
focusing on high-yield corporate bonds and co-managing high yield funds and structured-credit products. He joined PIMCO in 1995, having previously worked at
Merrill Lynch in New York where he underwrote high yield corporate bonds. Prior to that, he was a credit analyst with First

                                       74

Union Corporation. Mr. Hinman has over ten years of investment experience and holds a bachelor's degree in finance from the University of Alabama and an
M.B.A. in finance and accounting from the Wharton School of Business at the
University of Pennsylvania.

     Mark T. Hudoff is an Executive Vice President and portfolio manager. Mr.
Hudoff joined the firm in 1996, previously having been associated with Bank
Credit Analyst Research Group where he worked as a fixed income strategist. He also has been associated with International City Managers Association,
Quantitative Risk Management Group and Martin Marietta Corporation as a
financial analyst. He has 16 years of investment experience and holds a bachelor's degree in economics from Arizona State University, and an MBA in finance from the University of Chicago School of Business.

     James M. Keller is a Managing Director, Portfolio Manager, and head of
PIMCO's Government Derivatives desks, specializing in treasuries and futures..
He joined the firm in 1996, having previously worked as a swaps trader at
Merrill Lynch. He has also been a member of the Chicago Board of Trade and the
Chicago Mercantile Exchange. He has over 15 years of investment experience and holds a bachelor's degree in aerospace engineering from the University of
Illinois and an M.B.A. in finance and policy from the University of Chicago's
Graduate School of Business.

     Raymond G. Kennedy, CFA, is a Managing Director, Portfolio Manager and
senior member of PIMCO's investment strategy group. He also manages high yield funds and oversees bank loan trading and collateralized debt obligations. Mr.
Kennedy has over 15 years of investment experience. He joined the firm in 1996, after serving as Private Placement Asset Manager at Prudential Insurance Company
of America, where he was responsible for investing and managing a portfolio of investment grade and high yield privately placed fixed income securities. Prior to that, he was a consultant for Andersen Consulting (now Accenture) in Los
Angeles and London. He holds a bachelor's degree from Stanford University and an
M.B.A. from the Anderson Graduate School of Management at the University of
California, Los Angeles. Mr. Kennedy is also a member of LSTA.

     Mark Kiesel is an Executive Vice President, Generalist Portfolio Manager
and a senior member of PIMCO's investment strategy and portfolio management group. He also heads the investment-grade corporate desk and manages corporate portfolios for the firm. Previously, Mr. Kiesel served as PIMCO's Head of Equity
Derivatives and as a Senior Credit Analyst. Mr. Kiesel joined the firm in 1996, after working in sales and trading at both Merrill Lynch and JP Morgan. He has nine years of investment experience and holds a bachelor's degree in economics from the University of Michigan and an M.B.A. in finance, economics and international business from the University of Chicago's Graduate School of
Business.

     Sudi Mariappa is a Managing Director and Head of Global Portfolio
Management with responsibility for overseeing PIMCO's global portfolio management efforts. Prior to joining PIMCO, he served as Managing Director for
Merrill Lynch in Tokyo as manager of JGB and swap derivative trading. Mr.
Mariappa's prior experience also includes work at Sumitomo Finance International
PLC and Long-Term Capital Management. In addition, he spent nine years at
Salomon Brothers in San Francisco and Tokyo, serving as Director of Fixed Income
Arbitrage in Tokyo for the last four. He holds a B.S. degree in chemical engineering and an M.B.A., both from Cornell University.

     Mark V. McCray is an Executive Vice President and Portfolio Manager
responsible for PIMCO's municipal bond portfolios. He joined the firm in 2000 from Goldman, Sachs & Co. in New York, where he was Vice President and Co-Head of Municipal Bond Trading, with primary responsibility for the firm's proprietary municipal trading. Mr. McCray has fifteen years of investment experience and holds a bachelor's degree from Temple University and an M.B.A.
from the Wharton School at the University of Pennsylvania, with a concentration in finance, accounting and strategic management.

     Paul A. McCulley is Managing Director and is responsible for supervising all short-term investment strategies at PIMCO. Mr. McCulley recently returned to the firm, having previously worked at PIMCO from 1990 to 1992 as an account manager and monetary policy specialist. Before coming back to PIMCO, he served as a Managing Director and Head of both Economic Research for the Americas and
Fixed Income Strategy for the United States at Warburg Dillon Read. From 1996 to
1998, Paul was named to six seats on the Institutional Investor All-America
Fixed Income Research Team, including second and third in economics in 1997 and
1998. He has over 20 years of investment experience and holds a B.A. from
Grinnell College and an M.B.A. from Columbia University.

     W. Scott Simon is Executive Vice President, a senior member of PIMCO's portfolio management and investment strategy groups, and head of PIMCO's mortgage team. He joined the firm in 2000 from Bear Stearns & Co. in New York, where he was a Senior Managing Director and co-head of MBS pass-through trading.
He also managed overall department MBS risk, traded a proprietary MBS book, and authored the Daily MBS Commentary. Over the last 5 years, Mr. Simon was named seven times to positions on the Institutional Investor All-America Fixed Income
Research Team, including first place

                                       75

honors in MBS pass-throughs and overall MBS strategies. He has twenty years of investment experience and holds a B.A. and master's degrees in industrial engineering from Stanford University.

     Lee R. Thomas, III is a Managing Director and senior member of PIMCO's portfolio management and investment strategy groups. Mr. Thomas has over 20 years of experience in banking and money management. Previously, he was a member of Investcorp's Management Committee, where he was responsible for global securities and foreign exchange trading. Prior to that, he worked at Goldman,
Sachs & Co. as an Executive Director in the fixed income division of their
London office. Mr. Thomas earned his bachelor's degree and a Ph.D. in economics from Tulane University.

Performance Information

     From time to time the Trust may make available certain information about the performance of some or all of the classes of shares of some or all of the
Funds. Information about a Fund's performance is based on that Fund's (or its predecessor's) record to a recent date and is not intended to indicate future performance.

     The total return of classes of shares of all Funds may be included in advertisements or other written material. When a Fund's total return is advertised, it will be calculated for the past year, the past five years, and the past ten years (or if the Fund has been offered for a period shorter than one, five or ten years, that period will be substituted) since the establishment of the Fund (or its predecessor series of PIMCO Advisors Funds for the Global
Bond Fund II), as more fully described below. For periods prior to the initial offering date of a particular class of shares, total return presentations for the class will be based on the historical performance of an older class of the
Fund (if any) restated to reflect any different sales charges and/or operating expenses (such as different administrative fees and/or 12b-1/servicing fee charges) associated with the newer class. In certain cases, such a restatement will result in performance of the newer class which is higher than if the performance of the older class were not restated to reflect the different operating expenses of the newer class. In such cases, the Trust's advertisements will also, to the extent appropriate, show the lower performance figure reflecting the actual operating expenses incurred by the older class for periods prior to the initial offering date of the newer class. Total return for each class is measured by comparing the value of an investment in the Fund at the beginning of the relevant period to the redemption value of the investment in the Fund at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions at net asset value). Total return may be advertised using alternative methods that reflect all elements of return, but that may be adjusted to reflect the cumulative impact of alternative fee and expense structures.

     The Funds may also provide current distribution information to its shareholders in shareholder reports or other shareholder communications, or in certain types of sales literature provided to prospective investors. Current distribution information for a particular class of a Fund will be based on distributions for a specified period (i.e., total dividends from net investment income), divided by the relevant class net asset value per share on the last day of the period and annualized. The rate of current distributions does not reflect deductions for unrealized losses from transactions in derivative instruments such as options and futures, which may reduce total return. Current distribution rates differ from standardized yield rates in that they represent what a class of a Fund has declared and paid to shareholders as of the end of a specified period rather than the Fund's actual net investment income for that period.

     Performance information is computed separately for each class of a Fund.
The Trust may, from time to time, include the yield and effective yield of the
Liquid Assets and Money Market Funds, and the yield and total return for each class of shares of all of the Funds in advertisements or information furnished to shareholders or prospective investors. Each Fund may from time to time include in advertisements the ranking of the Fund's performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical
Services as having the same investment objectives. Information provided to any newspaper or similar listing of the Fund's net asset values and public offering prices will separately present each class of shares. The Funds also may compute current distribution rates and use this information in their Prospectuses and statement of additional information, in reports to current shareholders, or in certain types of sales literature provided to prospective investors.

Calculation of Yield

     Current yield for the Liquid Assets and Money Market Funds will be based on the change in the value of hypothetical investment (exclusive of capital changes) over a particular 7-day period less a pro-rata share of Fund expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent.
"Effective yield" for the Liquid Assets and Money Market Funds assume that all dividends received during an annual period have been reinvested. Calculation of
"effective yield" begins with

                                       76

the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

          Effective Yield = [(Base Period Return +1)/365/7/] - 1

     The effective yield of the Money Market Fund for the seven day period ended
March 31, 2003 was as follows: Institutional Class 0.95%, Administrative Class
0.75%, Class A 0.64%, Class B 0.05% and Class C 0.65%.

     Quotations of yield for the remaining Funds will be based on all investment income per share (as defined by the SEC) during a particular 30-day (or one month) period (including dividends and interest), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

          YIELD = 2[( a-b + 1)/6/-1]
                      ---
                      cd

     where  a = dividends and interest earned during the period,

            b = expenses accrued for the period (net of reimbursements),

            c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and

            d = the maximum offering price per share on the last day of the period.

     For the one month period ended March 31, 2003, the SEC yield of the Funds was as follows (all numbers are annualized) (Advisor Class, Class J and Class K shares were not offered during the period listed):

                           SEC 30 Day Yield for Period
                              Ended March 31, 2003
                              --------------------

                                Institu       Adminis
                                -tional      -trative
Fund                             Class         Class       Class A     Class B     Class C    Class D   Class R
----------------------------    -------      --------      -------     -------     -------    -------   -------
All Asset Fund                     5.41%         5.18%         N/A         N/A         N/A        N/A       N/A
California Intermediate
Municipal Bond Fund                3.25          3.01         2.74%        N/A         N/A       2.89%      N/A
California Municipal
Bond Fund                          3.99          3.76         3.45         N/A         N/A       3.61       N/A
CommodityRealReturn
Strategy Fund                      7.23          6.93         6.28        5.86%       5.79       6.66       N/A
Convertible Fund                   4.44          4.22          N/A         N/A         N/A        N/A       N/A
Emerging Markets
Bond Fund                          6.59          6.34         5.88        5.44        5.42       6.18       N/A
European Convertible
Fund                               1.47           N/A          N/A         N/A         N/A        N/A       N/A
Foreign Bond Fund                  3.79          3.53         3.18        2.58        2.58       3.33      3.08%
Global Bond Fund                   3.93          3.68          N/A         N/A         N/A        N/A       N/A
Global Bond Fund II                3.04           N/A         2.53        1.91        1.90        N/A       N/A
GNMA                               2.06           N/A         1.55        0.88        0.88       1.63
High Yield Fund                    8.18          7.93         7.41        7.01        7.01       7.77      7.54
Investment Grade
Corporate Bond Fund                5.24          5.03          N/A         N/A         N/A        N/A       N/A
Long-Term U.S.
Government Fund                    4.12          3.87         3.55        2.96        2.96        N/A       N/A
Low Duration Fund                  2.55          2.30         2.01        1.33        1.58       2.23      1.82
Low Duration Fund II               3.18          2.94          N/A         N/A         N/A        N/A       N/A
Low Duration Fund III              3.01          2.79          N/A         N/A         N/A        N/A       N/A

                                       77

                                Institu       Adminis
                                -tional      -trative
Fund                             Class         Class       Class A     Class B     Class C    Class D   Class R
----------------------------    -------      --------      -------     -------     -------    -------   -------
Moderate Duration Fund             3.91           N/A          N/A         N/A         N/A        N/A       N/A
Money Market Fund                  0.93          0.69         0.63        0.05        0.64        N/A       N/A
Municipal Bond Fund                3.73          3.48         3.22        2.57        2.82       3.37       N/A
New York Municipal
Bond Fund                          3.38           N/A         2.85         N/A         N/A       2.98       N/A
Real Return Fund                   6.21          5.95         5.58        4.98        5.23       5.75      5.51
Real Return Fund II                5.30           N/A          N/A         N/A         N/A        N/A       N/A
Real Return Asset Fund             7.88           N/A          N/A         N/A         N/A        N/A       N/A
Short Duration Municipal
Income Fund                        1.92          1.67         1.42         N/A        1.15       1.49       N/A
Short-Term Fund                    2.05          1.80         1.57        0.87        1.31       1.76      1.35
StocksPLUS Fund                    1.71          1.47         1.28        0.58        0.82       1.32      1.07
StocksPLUS Total Return Fund       1.53           N/A          N/A         N/A         N/A        N/A       N/A
Strategic Balanced Fund            3.56          3.31          N/A         N/A         N/A        N/A       N/A
Total Return Fund                  3.58          3.33         2.97        2.36        2.36       3.26      2.91
Total Return Fund II               3.01          2.76          N/A         N/A         N/A        N/A       N/A
Total Return Fund III              4.06          3.82          N/A         N/A         N/A        N/A       N/A
Total Return
Mortgage Fund                      1.91          1.64         1.42        0.75        0.74       1.50       N/A

     The yield of each such Fund will vary from time to time depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Trust allocated to the Fund or its classes of shares. These factors, possible differences in the methods used in calculating yield (and the tax exempt status of distributions for the Municipal Funds) should be considered when comparing a Fund's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of a Fund's various classes of shares. These yields do not take into account any applicable contingent deferred sales charges.

     The Municipal Funds may advertise a tax equivalent yield of each class of its shares, calculated as described above except that, for any given tax bracket, net investment income of each class will be calculated using as gross investment income an amount equal to the sum of (i) any taxable income of each class of the Fund plus (ii) the tax exempt income of each class of the Fund divided by the difference between 1 and the effective federal income tax rates for taxpayers in that tax bracket. For example, taxpayers with the marginal federal income tax rates indicated in the following table would have to earn the tax equivalent yields shown in order to realize an after-tax return equal to the corresponding tax-exempt yield shown.

                                                                  A tax-exempt yield of is
                                                              equivalent to a taxable yield of
   Taxable income           Taxable income        Marginal
   Filing Single        Married filing jointly   tax rate*    3%      4%     5%     6%      7%
---------------------   ----------------------   ---------   ----    ----   ----   ----   -----
Up to $7,000            Up to $14,000                   10%  3.33%   4.44%  5.56%  6.67%   7.78%
Over $7,000 but not     Over $14,000 but
 over $28,400            not over $56,800               15%  3.53%   4.71%  5.88%  7.06%   8.24%
Over $28,400 but not    Over $56,800 but
 over $68,800            not over $114,650              25%  4.00%   5.33%  6.67%  8.00%   9.33%
Over $68,800 but not    Over $114,650 but
 over $143,500           not over $174,700              28%  4.17%   5.56%  6.94%  8.33%   9.72%
Over $143,500 but not   Over $174,700 but
 over $311,950           not over $311,950              33%  4.48%   5.97%  7.46%  8.96%  10.45%
Over $311,950           Over $311,950                   35%  4.62%   6.15%  7.69%  9.23%  10.77%

----------
*  These marginal tax rates represent tax-equivalent yields taking Federal income tax into account only. Any potential impact at the state income tax level has not been included. Source: Marginal Tax Rates are from The Jobs &
   Growth Tax Relief Reconciliation Act of 2003.

                                       78

     As is shown in the above table, the advantage of tax-exempt investing becomes more advantageous to an investor as his or her marginal tax rate increases.

     The Trust, in its advertisements, may refer to pending legislation from time to time and the possible impact of such legislation on investors, investment strategy and related matters. This would include any tax proposals and their effect on marginal tax rates and tax-equivalent yields. At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

Calculation of Total Return

     Quotations of average annual total return for a Fund or class will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund or class over periods of one, five and ten years (up to the life of the Fund), calculated pursuant to the following formula: P (1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T
= the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Except as noted below all total return figures reflect the deduction of a proportional share of Fund or class expenses on an annual basis, and assume that (i) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 payment and that the maximum contingent deferred sales charge, if any, is deducted at the times, in the amounts, and under the terms disclosed in the Prospectuses and (ii) all dividends and distributions are reinvested when paid. The Funds also may, with respect to certain periods of less than one year, provide total return information for that period that is unannualized. Quotations of total return may also be shown for other periods. Any such information would be accompanied by standardized total return information.

     The table below sets forth the average annual total return of each class of shares of the following Funds for the periods ended March 31, 2002. For periods prior to the "Inception Date" of a particular class of a Fund's shares, total return presentations for the class are based on the historical performance of
Institutional Class shares of the Fund (the oldest class) adjusted, as necessary, to reflect any current sales charges (including any contingent deferred sales charges) associated with the newer class and any different operating expenses associated with the newer class, such as 12b-1 distribution and servicing fees (which are not paid by the Institutional Class) and administrative fee charges.

                                           Total Return for Periods Ended March 31, 2003*
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    Since
                                                                                                  Inception     Inception  Inception
                                                                                         10        of Fund       Date of    Date of
Fund                                Class**                        1 Year    5 Years    Years    (Annualized)     Fund       Class
-----------------  ----------------------------------------------  -------   -------   -------   ------------   ---------  ---------
All Asset          Institutional Return Before Taxes                   N/A       N/A       N/A          23.47%   07/31/02   07/31/02
                   Institutional Return After Taxes on
                   Distributions++                                     N/A       N/A       N/A          21.74
                   Institutional Return After Taxes on
                   Distributions and Sale of Fund Shares++             N/A       N/A       N/A          14.18
                   Administrative Return Before Taxes                  N/A       N/A       N/A          23.17               12/31/02
                   Class A Return Before Taxes                         N/A       N/A       N/A          14.48               04/30/03
                   Class A Return After Taxes on Distributions++       N/A       N/A       N/A          12.89
                   Class A Return After Taxes on Distributions
                   and Sale of Fund Shares++                           N/A       N/A       N/A           8.78
                   Class B Return Before Taxes                         N/A       N/A       N/A          21.78               04/30/03
                   Class C Return Before Taxes                         N/A       N/A       N/A          21.78               04/30/03
                   Class D Return Before Taxes                         N/A       N/A       N/A          22.68               04/30/03
                   Class D Return After Taxes on Distributions++       N/A       N/A       N/A          20.97
                   Class D Return After Taxes on Distributions
                   and Sale of Fund Shares++                           N/A       N/A       N/A          13.71
-----------------  ----------------------------------------------  -------   -------   -------   ------------   ---------  ---------
California         Institutional Return Before Taxes                  5.55%      N/A       N/A           6.52%   08/31/99   08/31/99
Intermediate       Institutional Return After Taxes on
Municipal Bond     Distributions++                                    5.41       N/A       N/A           6.04
                   Institutional Return After Taxes on
                   Distributions and Sale of Fund Shares++            5.19       N/A       N/A           5.94
                   Administrative Return Before Taxes                 5.27       N/A       N/A           6.26               09/07/99
                   Class A Return Before Taxes                        1.98       N/A       N/A           5.23               10/19/99
                   Class A Return After Taxes on Distributions++      1.85       N/A       N/A           4.74
                   Class A Return After Taxes on Distributions
                   and Sale of Fund Shares++                          2.79       N/A       N/A           4.79
                   Class D Return Before Taxes                        5.16       N/A       N/A           6.13               01/31/00
                   Class D Return After Taxes on Distributions++      5.02       N/A       N/A           5.64
                   Class D Return After Taxes on Distributions
                   and Sale of Fund Shares++                          4.80       N/A       N/A           5.54
-----------------  ----------------------------------------------  -------   -------   -------   ------------   ---------  ---------

                                       79

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    Since
                                                                                                  Inception     Inception  Inception
                                                                                         10        of Fund       Date of    Date of
Fund                                Class**                        1 Year    5 Years    Years    (Annualized)     Fund       Class
-----------------  ----------------------------------------------  -------   -------   -------   ------------   ---------  ---------
California         Institutional Return Before Taxes                  8.15%      N/A       N/A           8.60%   05/16/00   05/16/00
Municipal Bond     Institutional Return After Taxes on
                   Distributions++                                    8.13       N/A       N/A           7.54
                   Institutional Return After Taxes on
                   Distributions and Sale of Fund Shares++            6.81       N/A       N/A           7.31
                   Administrative Return Before Taxes                 7.89       N/A       N/A           8.34               08/19/02
                   Class A Return Before Taxes                        4.51       N/A       N/A           7.04               07/31/00
                   Class A Return After Taxes on Distributions++      4.49       N/A       N/A           6.00
                   Class A Return After Taxes on Distributions
                   and Sale of Fund Shares++                          4.37       N/A       N/A           5.96
                   Class D Return Before Taxes                        7.76       N/A       N/A           8.23               07/31/00
                   Class D Return After Taxes on Distributions++      7.73       N/A       N/A           7.17
                   Class D Return After Taxes on Distributions
                   and Sale of Fund Shares++                          6.42       N/A       N/A           6.94
-----------------  ----------------------------------------------  -------   -------   -------   ------------   ---------  ---------
CommodityReal-     Institutional Return Before Taxes                   N/A       N/A       N/A          40.51%   06/28/02   06/28/02
Return Strategy    Institutional Return After Taxes on
                   Distributions++                                     N/A       N/A       N/A          35.51
                   Institutional Return After Taxes on
                   Distributions and Sale of Fund Shares++             N/A       N/A       N/A          24.34
                   Administrative Return Before Taxes                  N/A       N/A       N/A          40.23               02/14/03
                   Class A Return Before Taxes                         N/A       N/A       N/A          29.91               11/29/02
                   Class A Return After Taxes on Distributions++       N/A       N/A       N/A          25.27
                   Class A Return After Taxes on Distributions
                   and Sale of Fund Shares++                           N/A       N/A       N/A          18.01
                   Class B Return Before Taxes                         N/A       N/A       N/A          31.98               11/29/02
                   Class C Return Before Taxes                         N/A       N/A       N/A          35.82               11/29/02
                   Class D Return Before Taxes                         N/A       N/A       N/A          40.11               11/29/02
                   Class D Return After Taxes on Distributions++       N/A       N/A       N/A          35.12
                   Class D Return After Taxes on Distributions
                   and Sale of Fund Shares++                           N/A       N/A       N/A          24.10
-----------------  ----------------------------------------------  -------   -------   -------   ------------   ---------  ---------
Convertible        Institutional Return Before Taxes                 -6.34%      N/A       N/A           3.16%   03/31/99   03/31/99
                   Institutional Return After Taxes on
                   Distributions++                                   -7.68       N/A       N/A           1.31
                   Institutional Return After Taxes on
                   Distributions and Sale of Fund Shares++           -3.90       N/A       N/A           1.73
                   Administrative Return Before Taxes                -7.00       N/A       N/A           2.88               08/01/00
-----------------  ----------------------------------------------  -------   -------   -------   ------------   ---------  ---------
Emerging Markets   Institutional Return Before Taxes                 16.11%    14.03%      N/A          12.89%   07/31/97   07/31/97
Bond               Institutional Return After Taxes on
                   Distributions++                                   11.69      8.68       N/A           7.72
                   Institutional Return After Taxes on
                   Distributions and Sale of Fund Shares++            9.61      8.32       N/A           7.49
                   Administrative Return Before Taxes                15.85     13.74       N/A          12.60               09/30/98
                   Class A Return Before Taxes                       10.44     12.52       N/A          11.52               07/31/97
                   Class A Return After Taxes on Distributions++      6.40      7.41       N/A           6.59
                   Class A Return After Taxes on Distributions
                   and Sale of Fund Shares++                          6.17      7.21       N/A           6.49
                   Class B Return Before Taxes                        9.79     12.46       N/A          11.47               07/31/97
                   Class C Return Before Taxes                       13.78     12.74                    11.61               07/31/97
                   Class D Return Before Taxes                       15.66     13.60       N/A          12.46               03/31/00
                   Class D Return After Taxes on Distributions++     11.42      8.43       N/A           7.48
                   Class D Return After Taxes on Distributions
                   and Sale of Fund Shares++                          9.36      8.08       N/A           7.25
-----------------  ----------------------------------------------  -------   -------   -------   ------------   ---------  ---------
European           Institutional Return Before Taxes                  9.98%      N/A       N/A           4.78%   11/30/00   11/30/00
Convertible        Institutional Return After Taxes on
                   Distributions++                                    9.09       N/A       N/A           3.31
                   Institutional Return After Taxes on
                   Distributions and Sale of Fund Shares++            6.10       N/A       N/A           3.09
-----------------  ----------------------------------------------  -------   -------   -------   ------------   ---------  ---------
Foreign Bond       Institutional Return Before Taxes                  9.58%     7.24%     9.25%          9.47%   12/03/92   12/03/92
                   Institutional Return After Taxes on
                   Distributions++                                    6.99      4.31      5.68           5.94
                   Institutional Return After Taxes on
                   Distributions and Sale of Fund Shares++            5.82      4.30      5.61           5.83
                   Administrative Return Before Taxes                 9.49      7.01      9.00           9.22               01/28/97
                   Class A Return Before Taxes                        4.19      5.78      8.27           8.50               01/20/97
                   Class A Return After Taxes on Distributions++      1.90      3.07      4.91           5.18
                   Class A Return After Taxes on Distributions
                   and Sale of Fund Shares++                          2.52      3.22      4.90           5.13
                   Class B Return Before Taxes                        3.36      5.66      8.21           8.45               01/20/97
                   Class C Return Before Taxes                        7.33      5.96      7.97           8.18               01/20/97
                   Class D Return Before Taxes                        9.13      6.78      8.78           9.00               04/08/98
                   Class D Return After Taxes on Distributions++      6.72      4.04      5.40           5.66
                   Class D Return After Taxes on Distributions
                   and Sale of Fund Shares++                          5.55      4.02      5.33           5.55
                   Class R Return Before Taxes                        8.81%     6.50      8.50           8.71               12/31/02
-----------------  ----------------------------------------------  -------   -------   -------   ------------   ---------  ---------

                                       80

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    Since
                                                                                                  Inception     Inception  Inception
                                                                                         10        of Fund       Date of    Date of
Fund                                Class**                        1 Year    5 Years    Years    (Annualized)     Fund       Class
-----------------  ----------------------------------------------  -------   -------   -------   ------------   ---------  ---------
Global Bond        Institutional Return Before Taxes                 26.89%     6.46%      N/A           7.18%   11/23/93   11/23/93
                   Institutional Return After Taxes on
                   Distributions++                                   24.73      4.25       N/A           4.37
                   Institutional Return After Taxes on
                   Distributions and Sale of Fund Shares++           16.39      4.03       N/A           4.32
                   Administrative Return Before Taxes                26.59      6.23       N/A         6.94                 08/01/96
-----------------  ----------------------------------------------  -------   -------   -------   ------------   ---------  ---------
GNMA               Institutional Return Before Taxes                  8.68%     8.14%      N/A           8.23%   07/31/97   07/31/97
                   Institutional Return After Taxes on
                   Distributions++                                    6.71      5.59       N/A           5.66
                   Institutional Return After Taxes on
                   Distributions and Sale of Fund Shares++            5.34      5.25       N/A           5.32
                   Class A Return Before Taxes                        3.32      6.72       N/A           6.93               11/30/00
                   Class A Return After Taxes on Distributions++      1.64      4.37       N/A           4.55
                   Class A Return After Taxes on Distributions
                   and Sale of Fund Shares++                          2.05      4.18       N/A           4.34
                   Class B Return Before Taxes                        2.35      6.56       N/A           6.84               05/31/01
                   Class C Return Before Taxes                        6.35      6.88       N/A           6.98               05/31/01
                   Class D Return Before Taxes                        8.16      7.68       N/A           7.78               05/31/01
                   Class D Return After Taxes on Distributions++      6.40      5.32       N/A           5.39
                   Class D Return After Taxes on Distributions
                   and Sale of Fund Shares++                          5.02      4.98       N/A           5.05
-----------------  ----------------------------------------------  -------   -------   -------   ------------   ---------  ---------
High Yield         Institutional Return Before Taxes                  5.58%     3.26%     7.76%          8.20%   12/16/92   12/16/92
                   Institutional Return After Taxes on
                   Distributions++                                    2.13     -0.16      4.01           4.45
                   Institutional Return After Taxes on
                   Distributions and Sale of Fund Shares++            3.26      0.88      4.36           4.73
                   Administrative Return Before Taxes                 5.33      3.01      7.50           7.94               01/16/95
                   Class A Return Before Taxes                        0.45      1.92      6.86           7.31               01/13/97
                   Class A Return After Taxes on Distributions++     -2.69     -1.31      3.29           3.74
                   Class A Return After Taxes on Distributions
                   and Sale of Fund Shares++                          0.12     -0.10      3.70           4.08
                   Class B Return Before Taxes                       -0.45      1.81      6.81           7.25               01/13/97
                   Class C Return Before Taxes                        3.43      2.09      6.57           7.00               01/13/97
                   Class D Return Before Taxes                        5.18      2.86      7.36           7.79               04/08/98
                   Class D Return After Taxes on Distributions++      1.89     -0.40      3.77           4.21
                   Class D Return After Taxes on Distributions
                   and Sale of Fund Shares++                          3.02      0.64      4.12           4.49
                   Class R Return Before Taxes                        4.92      2.60      7.07           7.51               12/31/02
-----------------  ----------------------------------------------  -------   -------   -------   ------------   ---------  ---------
Investment Grade   Institutional Return Before Taxes                 13.87%      N/A       N/A          11.99%   04/28/00   04/28/00
Corporate Bond     Institutional Return After Taxes on
                   Distributions++                                    9.91       N/A       N/A           7.97
                   Institutional Return After Taxes on
                   Distributions and Sale of Fund Shares++            8.37       N/A       N/A           7.66
                   Administrative Return Before Taxes                13.59       N/A       N/A          11.72               09/30/02
-----------------  ----------------------------------------------  -------   -------   -------   ------------   ---------  ---------
Long-Term U.S.     Institutional Return Before Taxes                 21.74%     9.48%     9.56%         11.36%   07/01/91   07/01/91
Government         Institutional Return After Taxes on
                   Distributions++                                   18.59      6.34      5.91           7.57
                   Institutional Return After Taxes on
                   Distributions and Sale of Fund Shares++           14.02      6.12      5.88           7.42
                   Administrative Return Before Taxes                21.44      9.20      9.30          11.09               09/23/97
                   Class A Return Before Taxes                       15.80      8.05      8.64          10.51               01/20/97
                   Class A Return After Taxes on Distributions++     12.98      5.12      5.18           6.90
                   Class A Return After Taxes on Distributions
                   and Sale of Fund Shares++                         10.36      5.05      5.21           6.79
                   Class B Return Before Taxes                       15.35      7.94      8.57          10.45               01/20/97
                   Class C Return Before Taxes                       19.35      8.24      8.34          10.13               01/20/97
-----------------  ----------------------------------------------  -------   -------   -------   ------------   ---------  ---------
Low Duration       Institutional Return Before Taxes                  8.07%     6.65%     6.64%          7.77%   05/11/87   05/11/87
                   Institutional Return After Taxes on
                   Distributions++                                    5.99      4.12      4.00           5.04
                   Institutional Return After Taxes on
                   Distributions and Sale of Fund Shares++            4.94      4.05      3.97           5.00
                   Administrative Return Before Taxes                 7.81      6.38      6.37           7.50               12/31/94
                   Class A Return Before Taxes                        4.34      5.50      5.82           7.06               01/13/97
                   Class A Return After Taxes on Distributions++      2.51      3.20      3.39           4.53
                   Class A Return After Taxes on Distributions
                   and Sale of Fund Shares++                          2.66      3.24      3.41           4.51
                   Class B Return Before Taxes                        1.76      5.03      5.58           6.92               01/13/97
                   Class C Return Before Taxes                        6.03      5.62      5.62           6.74               01/13/97
                   Class D Return Before Taxes                        7.73      6.31      6.30           7.43               04/08/98
                   Class D Return After Taxes on Distributions++      5.78      3.92      3.80           4.83
                   Class D Return After Taxes on Distributions
                   and Sale of Fund Shares++                          4.74      3.85      3.77           4.79
                   Class R Return Before Taxes                        7.30      5.88      5.88           7.00               12/31/02
-----------------  ----------------------------------------------  -------   -------   -------   ------------   ---------  ---------

                                       81

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    Since
                                                                                                  Inception     Inception  Inception
                                                                                         10        of Fund       Date of    Date of
Fund                                 Class**                        1 Year   5 Years    Years    (Annualized)     Fund       Class
-----------------  ----------------------------------------------  -------   -------   -------   ------------   ---------  ---------
Low Duration II    Institutional Return Before Taxes                  7.53%     6.42%     6.19%          6.48%   11/01/91   11/01/91
                   Institutional Return After Taxes on
                   Distributions++                                    5.65      3.92      3.65           3.98
                   Institutional Return After Taxes on
                   Distributions and Sale of Fund Shares++            4.66      3.90      3.67           3.97
                   Administrative Return Before Taxes                 7.26      6.15      5.92           6.22               02/02/98
-----------------  ----------------------------------------------  -------   -------   -------   ------------   ---------  ---------
Low Duration III   Institutional Return Before Taxes                  8.83%     6.64%      N/A           6.67%   12/31/96   12/31/96
                   Institutional Return After Taxes on
                   Distributions++                                    6.42      4.17                     4.18
                   Institutional Return After Taxes on
                   Distributions and Sale of Fund Shares++            5.44      4.09       N/A           4.10
                   Administrative Return Before Taxes                 8.57      6.38       N/A           6.41               03/19/99
-----------------  ----------------------------------------------  -------   -------   -------   ------------   ---------  ---------
Moderate Duration  Institutional Return Before Taxes                 11.75%     7.83%      N/A           7.78%   12/31/96   12/31/96
                   Institutional Return After Taxes on
                   Distributions++                                    8.90      5.03       N/A           5.02
                   Institutional Return After Taxes on
                   Distributions and Sale of Fund Shares++            7.21      4.89       N/A           4.87
-----------------  ----------------------------------------------  -------   -------   -------   ------------   ---------  ---------
Money Market       Institutional Return Before Taxes                  1.34%     4.14%     4.47%          4.43%   03/01/91   03/01/91
                   Institutional Return After Taxes on
                   Distributions++                                    0.82      2.49      2.68           2.72
                   Institutional Return After Taxes on
                   Distributions and Sale of Fund Shares++            0.82      2.49      2.68           2.72
                   Administrative Return Before Taxes                 1.08      3.90      4.22           4.18               01/24/95
                   Class A Return Before Taxes                        1.08      3.86      4.19           4.16               01/13/97
                   Class A Return After Taxes on Distributions++      0.66      2.32      2.52           2.55
                   Class A Return After Taxes on Distributions
                   and Sale of Fund Shares++                          0.66      2.32      2.52           2.55
                   Class B Return Before Taxes                        0.25      2.99      3.57           3.62               01/13/97
                   Class C Return Before Taxes                        1.08      3.88      4.21           4.17               01/13/97
-----------------  ----------------------------------------------  -------   -------   -------   ------------   ---------  ---------
Municipal Bond     Institutional Return Before Taxes                  6.48%     5.55%      N/A           5.44%   12/31/97   12/31/97
                   Institutional Return After Taxes on
                   Distributions++                                    6.38      5.46       N/A           5.36
                   Institutional Return After Taxes on
                   Distributions and Sale of Fund Shares++            5.81      5.37       N/A           5.28
                   Administrative Return Before Taxes                 6.22      5.29       N/A           5.18               09/30/98
                   Class A Return Before Taxes                        2.90      4.53       N/A           4.46               04/01/98
                   Class A Return After Taxes on Distributions++      2.81      4.45       N/A           4.37
                   Class A Return After Taxes on Distributions
                   and Sale of Fund Shares++                          3.41      4.46       N/A           4.40
                   Class B Return Before Taxes                        0.29      4.05       N/A           4.12               04/01/98
                   Class C Return Before Taxes                        4.55      4.65       N/A           4.54               04/01/98
                   Class D Return Before Taxes                        6.10      5.17       N/A           5.06               04/08/98
                   Class D Return After Taxes on Distributions++      6.01      5.09       N/A           4.98
                   Class D Return After Taxes on Distributions
                   and Sale of Fund Shares++                          5.43      5.00       N/A           4.91
-----------------  ----------------------------------------------  -------   -------   -------   ------------   ---------  ---------
New York           Institutional Return Before Taxes                  8.79%      N/A       N/A           8.31%   08/31/99   08/31/99
Municipal Bond     Institutional Return After Taxes on
                   Distributions++                                    8.54       N/A       N/A           7.71
                   Institutional Return After Taxes on
                   Distributions and Sale of Fund Shares++            7.30       N/A       N/A           7.37
                   Class A Return Before Taxes                        5.11       N/A       N/A           7.00               10/19/99
                   Class A Return After Taxes on Distributions++      4.87       N/A       N/A           6.41
                   Class A Return After Taxes on Distributions
                   and Sale of Fund Shares++                          4.83       N/A       N/A           6.21
                   Class D Return Before Taxes                        8.35       N/A       N/A           7.92               01/31/00
                   Class D Return After Taxes on Distributions++      8.10       N/A       N/A           7.32
                   Class D Return After Taxes on Distributions
                   and Sale of Fund Shares++                          6.87       N/A       N/A           6.98
-----------------  ----------------------------------------------  -------   -------   -------   ------------   ---------  ---------
Real Return        Institutional Return Before Taxes                 17.99%    10.26%      N/A           9.07%   01/29/97   01/29/97
                   Institutional Return After Taxes on
                   Distributions++                                   15.35      7.47       N/A           6.34
                   Institutional Return After Taxes on
                   Distributions and Sale of Fund Shares++           11.05      6.87       N/A           5.92
                   Administrative Return Before Taxes                17.67      9.97       N/A           8.78               04/28/00
                   Class A Return Before Taxes                       13.94      9.13       N/A           8.08               01/29/97
                   Class A Return After Taxes on Distributions++     11.58      6.55       N/A           5.55
                   Class A Return After Taxes on Distributions
                   and Sale of Fund Shares++                          8.57      6.04       N/A           5.20
                   Class B Return Before Taxes                       11.59      8.70       N/A           7.81               01/29/97
                   Class C Return Before Taxes                       15.88      9.26       N/A           8.07               01/29/97
                   Class D Return Before Taxes                       17.47      9.81       N/A           8.62               04/08/98
                   Class D Return After Taxes on Distributions++     15.04      7.20       N/A           6.08
                   Class D Return After Taxes on Distributions
                   and Sale of Fund Shares++                         10.74      6.60       N/A           5.65
                   Class R Return Before Taxes                       17.18      9.50       N/A           8.31               12/31/02
-----------------  ----------------------------------------------  -------   -------   -------   ------------   ---------  ---------

                                       82

                                                                                                    Since
                                                                                                  Inception     Inception  Inception
                                                                                         10        of Fund       Date of    Date of
Fund                                 Class**                        1 Year   5 Years    Years    (Annualized)      Fund      Class
-----------------  ----------------------------------------------   ------   -------   -------   ------------   ---------  ---------
Real Return II     Institutional Return Before Taxes                 18.14%      N/A       N/A          16.36%   02/28/02   02/28/02
                   Institutional Return After Taxes on
                   Distributions++                                   14.88       N/A       N/A          13.22
                   Institutional Return After Taxes on
                   Distributions and Sale of Fund Shares++           11.00       N/A       N/A          11.49
-----------------  ----------------------------------------------   ------   -------   -------   ------------   ---------  ---------
Real Return Asset  Institutional Return Before Taxes                 24.35%      N/A       N/A          13.28%   11/12/01   11/12/01
                   Institutional Return After Taxes on
                   Distributions++                                   21.57                              11.27
                   Institutional Return After Taxes on
                   Distributions and Sale of Fund Shares++           14.81       N/A       N/A           9.61
-----------------  ----------------------------------------------   ------   -------   -------   ------------   ---------  ---------
Short-Duration     Institutional Return Before Taxes                  2.52%      N/A       N/A           4.25%   08/31/99   08/31/99
 Municipal Income  Institutional Return After Taxes on
                   Distributions++                                    2.52       N/A       N/A           4.20
                   Institutional Return After Taxes on
                   Distributions and Sale of Fund Shares++            2.56       N/A       N/A           4.12
                   Administrative Return Before Taxes                 2.27       N/A       N/A           3.99               10/22/02
                   Class A Return Before Taxes                        0.01       N/A       N/A           3.25               03/28/02
                   Class A Return After Taxes on Distributions++      0.01       N/A       N/A           3.21
                   Class A Return After Taxes on Distributions
                   and Sale of Fund Shares++                          0.83       N/A       N/A           3.23
                   Class C Return Before Taxes                        0.77       N/A       N/A           3.18               03/28/02
                   Class D Return Before Taxes                        2.10       N/A       N/A           3.82               01/31/00
                   Class D Return After Taxes on Distributions++      2.10       N/A       N/A           3.78
                   Class D Return After Taxes on Distributions
                   and Sale of Fund Shares++                          2.14       N/A       N/A           3.70
-----------------  ----------------------------------------------   ------   -------   -------   ------------   ---------  ---------
Short-Term         Institutional Return Before Taxes                  3.60%     5.23%     5.68%          6.16%   10/07/87   10/07/87
                   Institutional Return After Taxes on
                   Distributions++                                    2.39      3.14      3.42           3.95
                   Institutional Return After Taxes on
                   Distributions and Sale of Fund Shares++            2.24      3.14      3.41           3.94
                   Administrative Return Before Taxes                 3.34      4.97      5.42           5.90               02/01/96
                   Class A Return Before Taxes                        1.11      4.38      5.05           5.60               01/20/97
                   Class A Return After Taxes on Distributions++      0.09      2.47      2.96           3.55
                   Class A Return After Taxes on Distributions
                   and Sale of Fund Shares++                          0.71      2.55      2.98           3.56
                   Class B Return Before Taxes                       -2.58      3.69      4.73           5.38               01/20/97
                   Class C Return Before Taxes                        1.87      4.49      4.95           5.42               01/20/97
                   Class D Return Before Taxes                        3.30      4.92      5.37           5.84               04/08/98
                   Class D Return After Taxes on Distributions++      2.21      2.95      3.23           3.75
                   Class D Return After Taxes on Distributions
                   and Sale of Fund Shares++                          2.05      2.95      3.22           3.74
                   Class R Return Before Taxes                        3.03      4.69      5.15           5.63               12/31/02
-----------------  ----------------------------------------------   ------   -------   -------   ------------   ---------  ---------
StocksPLUS         Institutional Return Before Taxes                -22.42%    -2.90%      N/A           9.83%   05/14/93   05/14/93
                   Institutional Return After Taxes on
                   Distributions++                                  -22.89     -5.72       N/A           5.37
                   Institutional Return After Taxes on
                   Distributions and Sale of Fund Shares++          -13.76     -2.91       N/A           6.31
                   Administrative Return Before Taxes               -22.66     -3.30       N/A           9.45               01/07/97
                   Class A Return Before Taxes                      -25.13     -3.99       N/A           8.98               01/20/97
                   Class A Return After Taxes on Distributions++    -25.57     -6.71       N/A           4.63
                   Class A Return After Taxes on Distributions
                   and Sale of Fund Shares++                        -15.43     -3.69       N/A           5.66
                   Class B Return Before Taxes                      -27.10     -4.35       N/A           8.74               01/20/97
                   Class C Return Before Taxes                      -23.90     -3.87       N/A           8.78               01/20/97
                   Class D Return Before Taxes                      -22.71     -3.49       N/A           9.27               04/08/98
                   Class D Return After Taxes on Distributions++    -23.16     -6.22       N/A           4.90
                   Class D Return After Taxes on Distributions
                   and Sale of Fund Shares++                        -13.94     -3.30       N/A           5.91
                   Class R Return Before Taxes                      -22.91     -3.52       N/A           9.12               12/31/02
-----------------  ----------------------------------------------   ------   -------   -------   ------------   ---------  ---------
StocksPLUS Total   Institutional Return Before Taxes                   N/A       N/A       N/A         -10.23%   06/28/02   06/28/02
Return             Institutional Return After Taxes on
                   Distributions++                                     N/A       N/A       N/A         -10.75
                   Institutional Return After Taxes on
                   Distributions and Sale of Fund Shares++             N/A       N/A       N/A          -6.26
-----------------  ----------------------------------------------   ------   -------   -------   ------------   ---------  ---------
Strategic          Institutional Return Before Taxes                 -9.80%     1.27%      N/A           7.10%   06/28/96   06/28/96
Balanced           Institutional Return After Taxes on
                   Distributions++                                  -11.01     -1.34       N/A           4.06
                   Institutional Return After Taxes on
                   Distributions and Sale of Fund Shares++           -6.01      0.02       N/A           4.50
                   Administrative Return Before Taxes               -10.02      1.03       N/A           6.84               06/30/99
-----------------  ----------------------------------------------   ------   -------   -------   ------------   ---------  ---------

                                       83

                                                                                                     Since
                                                                                                  Inception     Inception  Inception
                                                                                         10        of Fund       Date of    Date of
Fund                                 Class**                        1 Year   5 Years    Years    (Annualized)      Fund      Class
-----------------  ----------------------------------------------   ------   -------   -------   ------------   ---------  ---------
Total Return       Institutional Return Before Taxes                 11.76%     8.26%     8.02%          9.33%   05/11/87   05/11/87
                   Institutional Return After Taxes on
                   Distributions++                                    8.77      5.22      4.88           6.19
                   Institutional Return After Taxes on
                   Distributions and Sale of Fund Shares++            7.33      5.14      4.87           6.12
                   Administrative Return Before Taxes                11.47      7.99      7.75           9.06               09/07/94
                   Class A Return Before Taxes                        6.24      6.77      7.03           8.52               01/13/97
                   Class A Return After Taxes on Distributions++      3.58      3.96      4.10           5.57
                   Class A Return After Taxes on Distributions
                   and Sale of Fund Shares++                          3.94      4.04      4.16           5.52
                   Class B Return Before Taxes                        5.42      6.64      6.97           8.48               01/13/97
                   Class C Return Before Taxes                        9.41      6.95      6.74           8.04               01/13/97
                   Class D Return Before Taxes                       11.41      7.92      7.69           9.00               04/08/98
                   Class D Return After Taxes on Distributions++      8.55      5.02      4.68           5.98
                   Class D Return After Taxes on Distributions
                   and Sale of Fund Shares++                          7.12      4.94      4.67           5.91
                   Class R Return Before Taxes                       10.98      7.49      7.25           8.56               12/31/02
-----------------  ----------------------------------------------   ------   -------   -------   ------------   ---------  ---------
Total Return II    Institutional Return Before Taxes                 11.23%     7.93%     7.68%          8.09%   12/30/91   12/30/91
                   Institutional Return After Taxes on
                   Distributions++                                    8.16      5.01      4.74           5.18
                   Institutional Return After Taxes on
                   Distributions and Sale of Fund Shares++            7.15      4.96      4.73           5.12
                   Administrative Return Before Taxes                10.96      7.67      7.41           7.82               11/30/94
-----------------  ----------------------------------------------   ------   -------   -------   ------------   ---------  ---------
Total Return III   Institutional Return Before Taxes                 12.20%     8.04%     8.00%          8.95%   05/01/91   05/01/91
                   Institutional Return After Taxes on
                   Distributions++                                    8.97      5.01      4.82           5.53
                   Institutional Return After Taxes on
                   Distributions and Sale of Fund Shares++            7.55      4.97      4.83           5.56
                   Administrative Return Before Taxes                11.93      7.75      7.71           8.67               04/11/97
-----------------  ----------------------------------------------   ------   -------   -------   ------------   ---------  ---------
Total Return       Institutional Return Before Taxes                  9.48%     8.08%      N/A           8.33%   07/31/97   07/31/97
Mortgage           Institutional Return After Taxes on
                   Distributions++                                    7.32      5.27       N/A           5.54
                   Institutional Return After Taxes on
                   Distributions and Sale of Fund Shares++            5.82      5.07       N/A           5.30
                   Administrative Return Before Taxes                 9.22      7.82       N/A           8.07               12/13/01
                   Class A Return Before Taxes                        4.11      6.67       N/A           7.03               07/31/00
                   Class A Return After Taxes on Distributions++      2.22      4.06       N/A           4.43
                   Class A Return After Taxes on Distributions
                   and Sale of Fund Shares++                          2.54      4.02       N/A           4.32
                   Class B Return Before Taxes                        3.27      6.55       N/A           6.97               07/31/00
                   Class C Return Before Taxes                        7.23      6.85       N/A           7.10               07/31/00
                   Class D Return Before Taxes                        9.05      7.66       N/A           7.90               04/08/98
                   Class D Return After Taxes on Distributions++      7.07      5.01       N/A           5.28
                   Class D Return After Taxes on Distributions
                   and Sale of Fund Shares++                          5.57      4.82       N/A           5.04
-----------------  ----------------------------------------------   ------   -------   -------   ------------   ---------  ---------

     ++ After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for
     Institutional Class, Class A and Class D shares only. After-tax returns for
     Administrative Class, Advisor Class, Class B, Class C and Class R shares will vary.
     * Average annual total return presentations for a particular class of shares assume payment of the current maximum sales charge (if any)
     applicable to that class at the time of purchase and assume that the maximum CDSC (if any) for Class A, Class B and Class C shares was deducted at the times, in the amounts, and under the terms discussed in the Class A,
     B and C Prospectus.
     ** For all Funds listed above, Class A, Class B, Class C, Class D, Class R,
     Administrative Class and Advisor Class total return presentations for periods prior to the Inception Date of that class reflect the prior performance of Institutional Class shares of the Fund (the oldest class)
     adjusted to reflect the actual sales charges (none in the case of Class D,
     Class R, Administrative Class and Advisor Class) of the newer class. The adjusted performance also reflects the higher Fund operating expenses associated with Class A, Class B, Class C, Class D, Class R, Administrative
     Class and Advisor Class shares. These include (i) 12b-1 distribution and servicing fees, which are not paid by the Institutional Class but are paid by Class B and Class C (at a maximum rate of 1.00% per annum) and Class A, the Administrative Class and the Advisor Class (at a maximum rate of 0.25%
     per annum), Class R (at a maximum rate of 0.50% per annum) and may be paid by

                                       84

     Class D (at a maximum of 0.25% per annum), and (ii) administration fee charges associated with Class A, Class B and Class C shares (at a maximum differential of 0.22% per annum) and Class D shares (at a maximum differential of 0.45% per annum) and Class R shares (at a maximum differential of 0.25% per annum) and Advisor Class shares (at a maximum differential of 0.10% per annum).
     The table below sets forth the average annual total return of certain classes of shares of the Global Bond Fund II (which was a series of PIMCO
Advisors Funds ("PAF") prior to its reorganization as a Fund of the Trust on
January 17, 1997) for the periods ended March 31, 2003. Accordingly, "Inception
Date of Fund" refers to the inception date of the PAF predecessor series. Since
Class A shares were offered since the inception of Global Bond Fund II, total return presentations for periods prior to the Inception Date of the
Institutional Class are based on the historical performance of Class A shares, adjusted to reflect that the Institutional Class does not have a sales charge, and the different operating expenses associated with the Institutional Class, such as 12b-1 distribution and servicing fees and administration fee charges.

                 Total Return for Periods Ended March 31, 2003*
                                                                                                    Since
                                                                                                  Inception     Inception  Inception
                                                                                         10        of Fund       Date of    Date of
Fund                                 Class**                        1 Year   5 Years    Years    (Annualized)      Fund      Class
-----------------  ----------------------------------------------   ------   -------   -------   ------------   ---------  ---------
Global Bond II     Institutional Return Before Taxes                 11.70%     7.24%      N/A           9.03    10/02/95   02/25/98
                   Institutional Return After Taxes
                   on Distributions++                                 9.95      4.53       N/A           5.53
                   Institutional Return After Taxes
                   on Distributions and Sale of Fund
                   Shares++                                           7.13      4.42       N/A           5.49
                   Class A Return Before Taxes                        6.24      5.83       N/A           7.94               10/02/95
                   Class A Return After Taxes on
                   Distributions++                                    4.74      3.32       N/A           4.64
                   Class A Return After Taxes on
                   Distributions and Sale of Fund
                   Shares++                                           3.79      3.38       N/A           4.69
                   Class B Return Before Taxes                        5.42      5.70       N/A           7.83               10/02/95
                   Class C Return Before Taxes                        9.42      6.01       N/A           7.78               10/02/95
-----------------  ----------------------------------------------   ------   -------   -------   ------------   ---------  ---------

     ++ After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for
     Institutional Class and Class A shares only. After-tax returns for Advisor
     Class, Class B, Class C and Class R shares will vary.
     * Average annual total return presentations for a particular class of shares assume payment of the current maximum sales charge (if any)
     applicable to that class at the time of purchase and assume that the maximum CDSC (if any) for Class A, Class B and Class C shares was deducted at the times, in the amounts, and under the terms discussed in the Class A,
     B and C Prospectus.
     ** Institutional Class total return presentations for periods prior to the
     Inception Date of that class reflect the prior performance of Class A shares of the former PAF series, adjusted to reflect the fact that there are no sales charges on Institutional Class shares of the Fund. The adjusted performance also reflects any different operating expenses associated with Institutional Class shares. These include (i) 12b-1 distribution and servicing fees, which are not paid by the Institutional
     Class but are paid by Class A (at a maximum rate of 0.25% per annum), and
     (ii) administration fee charges, which are lower for Institutional class shares (at a differential of 0.15% per annum).
     Note also that, prior to January 17, 1997, Class A, Class B and Class C shares of the Global Bond Fund II were subject to a variable level of expenses for such services as legal, audit, custody and transfer agency services. As described in the Class A, B and C Prospectus, for periods subsequent to January 17, 1997, Class A, Class B and Class C shares of the
     Trust are subject to a fee structure which essentially fixes these expenses
     (along with other administrative expenses) under a single administrative fee based on the average daily net assets of the Fund attributable to Class
     A, Class B and Class C shares. Under the current fee structure, the Global
     Bond Fund II is expected to have lower total Fund operating expenses than its predecessor had under the fee structure for PAF (prior to January 17,
     1997). All other things being

                                       85

     equal, the higher expenses of PAF would have adversely affected total return performance for the Fund after January 17, 1997.

     The method of adjustment used in the table above for periods prior to the
     Inception Date of Institutional Class shares of the Global Bond Fund II resulted in performance for the period shown which is higher than if the historical Class A performance were not adjusted to reflect the lower operating expenses of the newer class. The following table shows the lower performance figures that would be obtained if the performance for the
     Institutional Class was calculated by tacking to the Institutional Class'
     actual performance the actual performance of Class A shares (with their higher operating expenses) for periods prior to the initial offering date of the newer class (i.e. the total return presentations below are based, for periods prior to the inception date of the Institutional Class, on the historical performance of Class A shares adjusted to reflect the current sales charges associated with Class A shares, but not reflecting lower operating expenses associated with the Institutional Class, such as lower administrative fee charges and/or distribution and servicing fee charges).

                  Total Return for Periods Ended March 31, 2003
         (with no adjustment for operating expenses of the Institutional
                 Class for periods prior to its Inception Date)
----------------------------------------------------------------------------
                                                             Since Inception
                                                                 of Fund
     Fund           Class      1 Year   5 Years   10 Years     (Annualized)
----------------------------------------------------------------------------
Global Bond II  Institutional   11.70%     7.24%       n/a              8.90%
----------------------------------------------------------------------------

     Current distribution information for a Fund will be based on distributions for a specified period (i.e., total dividends from net investment income), divided by Fund net asset value per share on the last day of the period and annualized according to the following formula:

     DIVIDEND YIELD = (((a/b)*365)/c)

     where  a = actual dividends distributed for the calendar month in question,

            b = number of days of dividend declaration in the month in question, and

            c = net asset value (NAV) calculated on the last business day of the month in question.

     The rate of current distributions does not reflect deductions for unrealized losses from transactions in derivative instruments such as options and futures, which may reduce total return. Current distribution rates differ from standardized yield rates in that they represent what a Fund has declared and paid to shareholders as of the end of a specified period rather than the
Fund's actual net investment income for that same period. Distribution rates will exclude net realized short-term capital gains. The rate of current distributions for a Fund should be evaluated in light of these differences and in light of the Fund's total return figures, which will always accompany any calculation of the rate of current distributions.

     For the month ended March 31, 2003, the current distribution rates
(annualized) for the Funds were as follows (Advisor Class, Class J and Class K shares were not offered during the period listed):

                               Distribution Rate
                               -----------------

                                   Institutional  Administrative
Fund                                   Class           Class       Class A   Class B   Class C   Class D   Class R
---------------------------------  -------------  --------------   -------   -------   -------   -------   -------
All Asset Fund                               N/A             N/A       N/A       N/A       N/A       N/A       N/A
California Intermediate Municipal
 Bond Fund                                  4.46%           4.21%     4.03%      N/A       N/A      4.10%      N/A
California Municipal Bond Fund              4.77            4.53      4.34       N/A       N/A      4.39       N/A

                                       86

                                   Institutional  Administrative
Fund                                   Class           Class       Class A   Class B   Class C   Class D   Class R
---------------------------------  -------------  --------------   -------   -------   -------   -------   -------
CommodityRealReturn Strategy Fund            N/A             N/A       N/A       N/A       N/A       N/A       N/A
Convertible Fund                             N/A             N/A       N/A       N/A       N/A       N/A       N/A
Emerging Markets Bond Fund                  6.98            6.73      6.56      5.82%     5.82%     6.58%      N/A
European Convertible Fund                    N/A             N/A       N/A       N/A       N/A       N/A       N/A
Foreign Bond Fund                           3.78            3.51      3.31      2.57      2.57      3.33      3.07%
Global Bond Fund                            2.71            2.39       N/A       N/A       N/A       N/A       N/A
Global Bond Fund II                         2.95             N/A      2.52      1.79      1.78       N/A       N/A
GNMA Fund                                   2.63             N/A      2.21      1.46      1.46      2.22       N/A
High Yield Fund                             7.78            7.52      7.36      6.63      6.62      7.38      7.15
Investment Grade Corporate
 Bond Fund                                  6.20            6.00       N/A       N/A       N/A       N/A       N/A
Long-Term U.S. Govt. Fund                   4.07            3.82      3.65      2.90      2.86       N/A       N/A
Low Duration Fund                           2.96            2.71      2.49      1.74      1.85      2.64       N/A
Low Duration Fund II                        3.58            3.33       N/A       N/A       N/A       N/A       N/A
Low Duration Fund III                       3.43            3.20       N/A       N/A       N/A       N/A       N/A
Moderate Duration Fund                      4.15             N/A       N/A       N/A       N/A       N/A       N/A
Money Market Fund                           0.92            0.68      0.63      0.05      0.63       N/A       N/A
Municipal Bond Fund                         4.07            3.82      3.66      2.90      3.16      3.71       N/A
New York Municipal Bond Fund                3.98             N/A      3.54       N/A       N/A      3.59       N/A
Real Return Fund                            5.81            5.55      5.34      4.58      4.82      5.36      5.07
Real Return Fund II                         5.56             N/A       N/A       N/A       N/A       N/A       N/A
Real Return Asset Fund                      1.86             N/A       N/A       N/A       N/A       N/A       N/A
Short Duration Municipal Fund               2.56            2.31      2.08       N/A      1.77      2.14       N/A
Short-Term Fund                             2.24            1.97      1.79      1.05      1.48      1.94      1.53
StocksPLUS Fund                              N/A             N/A       N/A       N/A       N/A       N/A       N/A
StocksPLUS Total Return Fund                 N/A             N/A       N/A       N/A       N/A       N/A       N/A
Strategic Balanced Fund                      N/A             N/A       N/A       N/A       N/A       N/A       N/A
Total Return Fund                           3.80            3.55      3.33      2.57      2.56      3.48      3.12
Total Return Fund II                        3.38            3.13       N/A       N/A       N/A       N/A       N/A
Total Return Fund III                       4.31            4.08       N/A       N/A       N/A       N/A       N/A
Total Return Mortgage Fund                  2.73            2.60      2.44      1.69      1.69      2.45       N/A

     Performance information for a Fund may also be compared to various unmanaged indexes, such as the Standard & Poor's 500 Index, the Dow Jones
Industrial Average, the Lehman Brothers Aggregate Bond Index, the Lehman
Brothers Mortgage Index, the Merrill Lynch 1 to 3 Year Treasury Index, the
Lehman Brothers Intermediate Government/Corporate Bond Index, the Lehman U.S.
High Yield Index, indexes prepared by Lipper Analytical Services, Inc., the J.P.
Morgan Global Index (Unhedged), the J.P. Morgan Emerging Markets Bond Index
Global, the Salomon Brothers 3-Month Treasury Bill Index, and the J.P. Morgan
Non U.S. Index (Hedged). Unmanaged indexes (i.e., other than Lipper) generally do not reflect deductions for administrative and management costs and expenses.
PIMCO may report to shareholders or to the public in advertisements concerning the performance of PIMCO as adviser to clients other than the Trust, or on the comparative performance or standing of PIMCO in relation to other money managers. PIMCO also may provide current or prospective private account clients, in connection with standardized performance information for the Funds, performance information for the Funds gross of fees and expenses for the purpose of assisting such clients in evaluating similar performance information provided by other investment managers or institutions. Comparative information may be compiled or provided by independent ratings services or by news organizations.
Any performance information, whether related to the Funds or to PIMCO, should be considered in light of the Funds' investment objectives and policies, characteristics and quality of the Funds, and the market conditions during the time period indicated, and should not be considered to be representative of what may be achieved in the future.

     Advertisements and information relating to the Global Bond Fund II may use data comparing the total returns of the top foreign bond market as compared to the total return of the U.S. bond market for a particular year. For instance, the following table sets forth the total return of the top foreign bond market compared to the total return for the U.S. bond market for the years 1987 through
2001. Performance is shown in U.S. dollar terms, hedged for currency rate changes and is no way indicative of the performance of the Global Bond Fund II.

                                       87

       Top Foreign
Year    Performer                      U.S.
----   -----------                    -----
1986         +13.1%   Japan           +15.7%
1987         +12.8    UK               +1.9
1988         +15.0    France           +7.0
1989         +10.0    Canada          +14.4
1990         +11.0    Australia        +8.6
1991         +20.0    Australia       +15.3
1992         +10.5    UK               +7.2
1993         +20.0    Italy           +11.0
1994          -0.9    Japan            -3.4
1995         +21.0    Netherlands     +18.3
1996         +18.8    Spain            +2.7
1997         +13.5    UK               +9.6
1998         +17.4    UK               +8.7
1999         +10.4    Japan            -2.4
2000         +14.0    Australia       +13.5
2001          +6.7    United States    +6.7
2002         +35.1    Switzerland     +11.6

     Source: Salomon Brothers World Government Bond Index 1986-2002.

     The Trust may use, in its advertisements and other information, data concerning the projected cost of a college education in future years based on
2001/2002 costs of college and an assumed rate of increase for such costs.
Source: College Board. For example, the table below sets forth 1/4 the projected cost - using a national average - of four years of college at an out-of-state public college and a private college assuming a steady increase in both cases of
4% per year. In presenting this information, the Trust is making no prediction regarding what will be the actual growth rate in the cost of a college education, which may be greater or less than 4% per year and may vary significantly from year to year. The Trust makes no representation that an investment in any of the Funds will grow at or above the rate of growth of the cost of a college education.

Potential College Cost Table

Start     Public      Private     Start     Public       Private
Year      College     College     Year      College      College
-----   ----------   ----------   -----   ----------   ----------
2003    $   19,586   $   28,743    2013   $   28,992   $   42,606
2004    $   20,369   $   29,934    2014   $   30,152   $   44,310
2005    $   21,184   $   31,132    2015   $   31,358   $   46,083
2006    $   22,032   $   32,377    2016   $   32,612   $   47,942
2007    $   22,913   $   33,672    2017   $   33,917   $   49,843
2008    $   23,829   $   35,019    2018   $   35,274   $   51,837
2009    $   24,783   $   36,420    2019   $   36,685   $   53,910
2010    $   25,774   $   37,877    2020   $   38,152   $   56,067
2011    $   26,805   $   39,392    2021   $   39,678   $   60,642
2012    $   27,877   $   40,967

Costs assume a steady increase in the annual cost of college of 4% per year from a 2001-02 base year amount. Actual rates of increase may be more or less than 4%
and may vary.

     In its advertisements and other materials, the Trust may compare the returns over periods of time of investments in stocks, bonds and treasury bills to each other and to the general rate of inflation. For example, the average annual return of each during the 25 years from 1977 to 2002 was:

                                       88

          *Stocks:                  14.30%
           Bonds:                    8.88%
           T-Bills:                  6.89%
           Inflation:                5.21%

     *Returns of unmanaged indexes do not reflect past or future performance of any of the Funds of PIMCO Funds: Pacific Investment Management Series. Stocks
are represented by Ibbotson's Large Company Total Return Index. Bonds are
represented by Ibbotson's Long-term Corporate Bond Index. T-bills are represented by Ibbotson's Treasury Bill Index and Inflation is represented by the Cost of Living Index. These are all unmanaged indices, which can not be invested in directly. While Treasury bills are insured and offer a fixed rate of return, both the principal and yield of investment securities will fluctuate with changes in market conditions. Source: Ibbotson, Roger G., and Rex A.
Sinquefiled, Stocks, Bonds, Bill and Inflation (SBBI), 1989, updated in Stocks,
Bonds, Bills and Inflation 2003 Yearbook, Ibbotson Associates, Chicago. All
rights reserved.

     The Trust may also compare the relative historic returns and range of returns for an investment in each of common stocks, bonds and treasury bills to a portfolio that blends all three investments. For example, over the 20 years from 1981-2001, the average annual return of stocks comprising the Ibbotson's
Large Company Stock Total Return Index ranged from -11.8% to 37.4% while the annual return of a hypothetical portfolio comprised 40% of such common stocks,
40% of bonds comprising the Ibbotson's Long-term Corporate bond Index and 20% of
Treasury bills comprising the Ibbotson's Treasury Bill Index (a "mixed portfolio") would have ranged from -1.0% to 28.2% over the same period. The average annual returns of each investment for each of the years from 1981 through 2002 is set forth in the following table.

                                                     Mixed
Year   Stocks     Bonds    T-Bills    Inflation    Portfolio
----   ------    ------    -------    ---------    ---------
1981    -4.91%    -1.24%     14.71%        8.94%        0.48%
1982    21.41%    42.56%     10.54%        3.87%       27.70%
1983    22.51%     6.26%      8.80%        3.80%       13.27%
1984     6.27%    16.86%      9.85%        3.95%       11.22%
1985    32.16%    30.97%      7.72%        3.77%       26.44%
1986    18.47%    19.85%      6.16%        1.13%       16.56%
1987     5.23%    -0.27%      5.47%        4.41%        3.08%
1988    16.81%    10.70%      6.35%        4.42%       12.27%
1989    31.49%    16.23%      8.37%        4.65%       20.76%
1990    -3.17%     6.78%      7.81%        6.11%        3.01%
1991    30.55%    19.89%      5.60%        3.06%       21.30%
1992     7.67%     9.39%      3.51%        2.90%        7.53%
1993     9.99%    13.19%      2.90%        2.75%        9.85%
1994     1.31%    -5.76%      3.90%        2.67%       -1.00%
1995    37.43%    27.20%      5.60%        2.54%       26.97%
1996    23.07%     1.40%      5.21%        3.32%       10.83%
1997    33.36%    12.95%      5.26%        1.70%       19.58%
1998    28.58%    10.76%      4.86%        1.61%       16.71%
1999    21.04%    -7.45%      4.68%        2.68%        6.37%
2000    -9.11%    12.87%      5.89%        3.39%        2.68%
2001   -11.88%    10.65%      3.83%        1.55%        0.27%
2002    22.10%    16.33%      1.65%        2.69%        1.98%

*Returns of unmanaged indexes do not reflect past or future performance of any of the Funds of PIMCO Funds: Pacific Investment Management Series. Stocks are
represented by Ibbotson's Large Company Stock Total Return Index. Bonds are
represented by Ibbotson's Long-term Corporate Bond Index. T-bills are represented by Ibbotson's Treasury Bill Index and Inflation is represented by the Cost of Living Index. These are all unmanaged indices, which can not be invested in directly. While Treasury bills are insured and offer a fixed rate of return, both the principal and yield of investment securities will fluctuate with changes in market conditions. Source: Ibbotson, Roger G., and Rex A.
Sinquefiled, Stocks, Bonds, Bill and Inflation (SBBI), 1989, updated in Stocks,
Bonds, Bills and Inflation 2003 Yearbook, Ibbotson Associates, Chicago. All
rights reserved.

     The Trust may use in its advertisement and other materials examples designed to demonstrate the effect of compounding when an investment is maintained over several or many years. For example, the following table shows the

                                       89

annual and total contributions necessary to accumulate $200,000 of savings
(assuming a fixed rate of return) over various periods of time:

Investment      Annual          Total            Total
  Period     Contribution    Contribution        Saved
----------   ------------    ------------    ------------
30 Years     $      1,979    $     59,370    $    200,000
25 Years     $      2,955    $     73,875    $    200,000
20 Years     $      4,559    $     91,180    $    200,000
15 Years     $      7,438    $    111,570    $    200,000
10 Years     $     13,529    $    135,290    $    200,000

This hypothetical example assumes a fixed 7% return compounded annually and a guaranteed return of principal. The example is intended to show the benefits of a long-term, regular investment program, and is in no way representative of any past or future performance of a PIMCO Fund. There can be no guarantee that you will be able to find an investment that would provide such a return at the times you invest and an investor in any of the PIMCO Funds should be aware that certain of the PIMCO Funds have experienced periods of negative growth in the past and may again in the future.

     The Trust may set forth in its advertisements and other materials information regarding the relative reliance in recent years on personal savings for retirement income versus reliance on Social Security benefits and company sponsored retirement plans. For example, the following table offers such information for 2001:

         % of Income for Individuals
       Aged 65 Years and Older in 2001*
       --------------------------------

              Social Security
Year         and Pension Plans      Other
----         -----------------      -----
2001                57%              43%

     * Other includes personal savings, earnings and other undisclosed sources of income. Source: Social Security Administration.

     Articles or reports which include information relating to performance, rankings and other characteristics of the Funds may appear in various national publications and services including, but not limited to: The Wall Street
Journal, Barron's, Pensions and Investments, Forbes, Smart Money, Mutual Fund
Magazine, The New York Times, Kiplinger's Personal Finance, Fortune, Money
Magazine, Morningstar's Mutual Fund Values, CDA Investment Technologies and The
Donoghue Organization. Some or all of these publications or reports may publish their own rankings or performance reviews of mutual funds, including the Funds, and may provide information relating to PIMCO, including descriptions of assets under management and client base, and opinions of the author(s) regarding the skills of personnel and employees of PIMCO who have portfolio management responsibility. From time to time, the Trust may include references to or reprints of such publications or reports in its advertisements and other information relating to the Funds.

     From time to time, the Trust may set forth in its advertisements and other materials information about the growth of a certain dollar-amount invested in one or more of the Funds over a specified period of time and may use charts and graphs to display that growth.

     From time to time, the Trust may set forth in its advertisements and other materials the names of and additional information regarding investment analysts employed by PIMCO who assist with portfolio management and research activities on behalf of the Funds.

     Ibbotson Associates ("Ibbotson") has analyzed the risk and returns of the
Funds and relevant benchmark market indexes in a variety of market conditions.
Based on its independent research and analysis, Ibbotson has developed model portfolios of the Funds and series of PIMCO Funds: Multi-Manager Series ("MMS")
which indicate how, in Ibbotson's opinion, a hypothetical investor with a 5+
year investment horizon might allocate his or her assets among the Funds and series of MMS. Ibbotson bases its model portfolios on five levels of investor risk tolerance which it developed and defines as ranging from "Very
Conservative" (low volatility; emphasis on capital preservation, with some growth potential) to "Very Aggressive" (high volatility; emphasis on long-term growth potential). However, neither Ibbotson nor the Trust offers

                                       90

Ibbotson's model portfolios as investments. Moreover, neither the Trust, PIMCO nor Ibbotson represent or guarantee that investors who allocate their assets according to Ibbotson's models will achieve their desired investment results.

Voting Rights

     Under the Declaration of Trust, the Trust is not required to hold annual meetings of Trust shareholders to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders' meetings unless required by law or the Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than ten percent of the outstanding shares of the Trust. In the event that such a request was made, the
Trust has represented that it would assist with any necessary shareholder communications. Shareholders of a class of shares have different voting rights with respect to matters that affect only that class.

     The Trust's shares do not have cumulative voting rights, so that the holder of more than 50% of the outstanding shares may elect the entire Board of
Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees. To avoid potential conflicts of interest, the All Asset, All
Asset All Authority and Strategic Balanced Funds will vote shares of each
Underlying Fund which they own in proportion to the votes of all other shareholders in the Underlying Fund.

                                       91

Control Persons and Principal Holders of Securities

As of July 2, 2003 the following persons owned of record or beneficially 5% or more of the noted class of shares of the Funds:

                                                                                                       Shares            Percent
                                                                                                 Beneficially Owned      of Class
                                                                                                 ------------------     ----------
    All Asset Fund
    --------------
    Institutional Class
**  Charles Schwab & Co Inc Special Custody Acct for the Exclusive Benefit of our Cust,
    101 Montgomery St, San Francisco, CA 94104                                                       16,228,685.458*         49.80%
    Northern Trust Custodian FBO Lifeway Christian Resources Master Retirement Fund,
    P.O. Box 92956, Chicago, IL 60675                                                                 3,996,242.042          12.17%

    California Intermediate Municipal Bond Fund
    -------------------------------------------
    Institutional Class
**  Charles Schwab & Co Inc Special Custody Acct for the Exclusive Benefit of our Cust,
    101 Montgomery St, San Francisco, CA 94104                                                        3,113,595.086          39.74%
    Leo B and Florence Helzel Living Trust, 5550 Redwood Rd, Oakland, CA 94619                          738,194.643           9.42%
    James F Muzzy & Pamela B Muzzy TTEES Muzzy Family Trust, 2546 Riviera Drive, Laguna Beach,
    CA 92651                                                                                            663,251.186           8.47%
    Bear Stearns Securities Corp, 1 Metrotech Ctr N, Brooklyn, NY 11201                                 460,649.181           5.88%
    First Ship Holdings B LLC, Attn: Constance M. Goodyear, 940 Green St., San Francisco,
    CA 94113                                                                                            409,018.762           5.22%

    Administrative Class
**  Bear Stearns Securities Corp, 1 Metrotech Ctr N, Brooklyn NY 11201                                  120,286.154          40.32%
    First Clearing Corp., Cvengros Living Trust U/A Dtd. 11/1/95 William & Joan,
    31975 Peppertree Bnd. San Juan Cap, CA 92675                                                         73,717.373          24.71%
    CIBC World Markets Corp, Church Street Station, P.O. Box 3484, New York NY 10008-3484                30,054.144          10.08%
    First Clearing Corp., Christina S. Linden Revoc. Trust/Christina Linden Stoney TTEE,
    93 Live Oak Dr., Ventura, CA 93001                                                                   16,248.623           5.45%

    Class A
**  MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr. E Fl 3, Jacksonville,
    FL 32246                                                                                            861,999.247          14.34%
**  Citigroup Global Markets, Inc., Attn: Cindy Tempesta, 7/th/ Floor, 333 West 34/th/ St.,
    New York, NY 10001                                                                                  472,942.610           8.58%
    Raymond James & Assoc Inc FBO Sevaly Family Trust, 880 Carillon Pkwy, St. Petersburg
    FL 33716                                                                                            329,033.600           5.47%

    Class D
**  Charles Schwab & Co Inc Special Custody Acct for the Exclusive Benefit of our Cust,
    101 Montgomery St, San Francisco CA 94104                                                           518,390.498          98.35%

    California Municipal Bond Fund
    ------------------------------
    Institutional Class
    James F Muzzy & Pamela B Muzzy TTEES Muzzy Family Trust, 2546 Riviera Drive, Laguna Beach,
    CA 92651                                                                                            553,7043509*         59.60%
    Chris and Sheri Dialynas Family Living Trust, 15 Pelican Hill Circle, Newport Coast,
    CA 92657                                                                                            152,430.255          16.41%
    Ian & Helen Smith Revocable Trust, 2241 Liane Ln., Santa Ana, CA 92705-3394                          82,949.177           8.93%
    Brains Stern/Debbi Stern JT WROS, 1956 Port Cardiff Pl., Newport Beach, CA 92660-5415                69,614.182           7.49%

                                       92

                                                                                                       Shares            Percent
                                                                                                 Beneficially Owned     of Class
                                                                                                 ------------------    -----------
    Administrative Class
    Allianz Dresdner Asset Management of America LP, 888 San Clemente Dr., Suite 100, Newport
    Beach, CA 92660                                                                                       1,004.783         100.00%

    Class A
**  MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr. E Fl 3, Jacksonville,
    FL 32246                                                                                             66,446.701          11.91%
    Emily Magee Andres TTEE Andres Family Trust, Dtd. 9/11/89 2956 E Del Mar Blvd, #232,
    Pasadena, CA 91107                                                                                   52,2513843           9.37%
    Dain Rauscher Inc FBO Leroy H. Huemoeller & Lois I. Huemoeller Co-Ttees/Leroy & Lois
    Huemoeller Living Trust, 250 Westridge Dr. Santa Clara, CA 95050                                     50,108.535           8.98%

    Class D
**  National Investor Services FBO its Customers, 55 Water Street, 32/nd/ Floor, New York,
    NY 10041                                                                                                476.419         100.00%

    CommodityRealReturn Strategy Fund
    ---------------------------------
    Institutional Class
**  Charles Schwab & Co Inc Special Custody Acct for the Exclusive Benefit of our Cust,
    101 Montgomery St, San Francisco, CA 94104                                                        4,093,991.186          44.94%
    Wake Forest University, P.O. Box 7354, Winston Salem, NC 27109-7354                                 931,172.100          10.22%
**  National Financial Services Corp. for the exclusive benefit of our customers,
    P.O. Box 3908, Church Street Station, New York, NY 10008                                            643,166.979           7.06%
**  Pershing LLC, Attn: Mutual Funds, P.O. Box 2052, Jersey City, NJ 07303                              642,705.292           7.05%
    University of Minnesota Foundation, Attn: Douglas J. Gorence, 200 Oak Street SE, Suite 225,
    Minneapolis, MN 55455                                                                               464,729.067           5.10%

    Class A
**  MLPF&S for the sole benefit of its Customers, 4800 Deer Lake Dr. E Fl 3, Jacksonville,
    FL 32246                                                                                            323,918.186           9.33%

    Class B
**  MLPF&S for the sole benefit of its Customers, 4800 Deer Lake Dr. E Fl 3, Jacksonville,
    FL 32246                                                                                            166,459.276          17.43%
**  Morgan Stanley, Attn: Mutual Fund Operations, 3 Harborside Plaza, 6/th/ Floor, Jersey City,
    NJ 07311                                                                                            137,570.911          14.41%

    Class C
**  MLPF&S for the sole benefit of its Customers, 4800 Deer Lake Dr. E Fl 3, Jacksonville,
    FL 32246                                                                                            292,982.397          16.33%
**  Morgan Stanley, Attn: Mutual Fund Operations, 3 Harborside Plaza, 6/th/ Floor, Jersey City,
    NJ 07311                                                                                            184,180.042          10.27%

    Class D
**  Charles Schwab & Co., Inc. Special Custody Acct. for the Exclusive Benefit of our Cust.
    101 Montgomery St., San Francisco, CA 94101                                                       1,191,868.166          61.35%
**  National Investor Services FBO its Customers, 55 Water Street, 32/nd/ Floor, New York,
    NY 10041                                                                                            107,991.946           5.56%

    Convertible Fund
    ----------------
    Institutional Class
**  Charles Schwab & Co Inc Special Custody Acct for the Exclusive Benefit of our Cust,
    101 Montgomery St., San Francisco, CA 94104                                                         157,598.845          11.90%

                                       93

                                                                                                       Shares            Percent
                                                                                                 Beneficially Owned     of Class
                                                                                                 ------------------    -----------
    Northern Trust Co. FBO Lockheed Martin Master Ret. Trust, P.O. Box 92923, Chicago, IL 60675         147,319.370          11.13%
    Kamehameha Schools C/O Bank of New York, 1 Wall St #25, New York, NY 10286                          123,390.567           9.32%

    Administrative Class
    Allianz Dresdner Asset Management of America LP, 888 San Clemente Drive Suite 100, Newport
    Beach, CA 92660                                                                                         800.067         100.00%

    Emerging Markets Bond Fund
    --------------------------
    Institutional Class
**  Charles Schwab & Co Inc Special Custody Acct for the Exclusive Benefit of our Cust,
    101 Montgomery St., San Francisco, CA 94104                                                       8,722,113.549          20.59%
**  Bost & Co., Attn: Mutual Fund OPS-TC, P.O. Box 3198, Pittsburgh, PA 15230                         3,152,813.372           7.44%
    Keybank NA TTEE FBO Parker PIMCO Emerging, P.O. Box 94871, Cleveland, OH 44101-4871               2,847,172.341           6.72%
**  National Financial Services Corp. for the exclusive benefit of our customers,
    P.O. Box 3908, Church Street Station, New York, NY 10008                                          2,753,545.283           6.50%
    All Asset Portfolio, Attn: Shareholder Services, 840 Newport Center Drive, Newport Beach,
    CA 92660                                                                                          2,661,757.204           6.28%
    Northern Trust Co TTEE FBO Phelps, PO Box 92956, Chicago IL 60675                                 2,202,348.103           5.20%

    Administrative Class
**  National Investors Srv Corp for Exclusive Benefit of our Customers, 55 Water St 32/nd/  Fl,
    New York, NY 10041                                                                                1,227,131.480          50.61%
**  National Financial Services Corp. for the exclusive benefit of our customers,
    1 World Financial Center, 200 Liberty Street, New York NY 10281                                     428,435.616          17.67%
**  Trust Company of America for the benefit of our customers, Attn: Institutional Trading,
    P.O. Box 6503, Englewood, CO 80155                                                                  232,984.901           9.61%
**  Trust Company of America for the benefit of our customers, Attn: Institutional Trading,
    P.O. Box 6503, Englewood, CO 80155                                                                  180,376.590           7.44%

    Class A
**  MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr. E Fl 3, Jacksonville,
    FL 32246                                                                                          2,320,002.495          14.60%

    Class B
**  MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr. E Fl 3, Jacksonville,
    FL 32246                                                                                            451,071.844           8.60%
**  Morgan Stanley, Attn: Mutual Fund Operations, 3 Harborside Plaza, 6/th/ Floor, Jersey City,
    NJ, 07311                                                                                           440,683.643           8.40%
**  Citigroup Global Markets, Inc., Attn: Cindy Tempesta, 7/th/ Floor, 333 West 34/th/ Street,
    New York, NY 10001                                                                                  272,243.531           5.19%

    Class C
**  MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr. E Fl 3, Jacksonville,
    FL 32246                                                                                          1,227,536.959          14.38%
**  Citigroup Global Markets, Inc., Attn: Cindy Tempesta, 7/th/ Floor, 333 West 34/th/ Street,
    New York, NY 10001                                                                                1,175,121.618          13.76%

    Class D
**  Charles Schwab & Co Inc Special Custody Acct for the Exclusive Benefit of our Cust,
    101 Montgomery St., San Francisco CA, 94104                                                       7,163,948.619          49.93%

                                       94

                                                                                                       Shares            Percent
                                                                                                 Beneficially Owned     of Class
                                                                                                 ------------------    -----------
    European Convertible Fund
    -------------------------
    Institutional Class
    All Asset Portfolio, Attn: Shareholder Services, 840 Newport Center Drive, Newport Beach,
    CA 92660                                                                                          1,751,992.788 *        98.14%

    Foreign Bond Fund
    -----------------
    Institutional Class
**  Charles Schwab & Co Inc Special Custody Acct for the Exclusive Benefit of our Cust,
    101 Montgomery St., San Francisco, CA 94104                                                      29,741,641.656          36.36%
    State Street Bank & Trust Cust FBO Northrop Grumman Pension Master Trust,
    1 Enterprise Dr. #SWB6C, North Quincy, MA 02171-2126                                              9,496,933.662          11.61%
**  PFPC FBO LPL Supermarket Program, 760 Moore Road, King of Prussia, PA 19406                        5,910584.082           7.22%
**  National Financial Services Corp. for the exclusive benefit of our customers,
    P.O. Box 3908, Church Street Station, New York, NY 10008                                          4,925,903.430           6.02%
    Lumina Foundation for Education Inc., Attn: Nathan Fisher, P.O. Box 1806, Indianapolis,
    IN 46206                                                                                          4,227,285.847           5.17%

    Administrative Class
**  National Financial Services Corp for Exclusive Benefit of our Customers,
    1 World Financial Center, 200 Liberty Street, New York, NY 10281                                  1,969,862.445          43.54%
    Hubco, Regions Financial Corp., Attn: Trust Ops, 14/th/ Floor, P.O. Box 830668, Birmingham,
    AL 35283                                                                                           1,070490.183          23.66%
**  Manufacturers Life Ins. Co. (USA), Attn: Laura Ross Seg Funds/Acct, US Srs Seg Funds/
    Accounting, 200 Bloor Street East, Toronto, ON Canada M4W 1E5                                       649,310.193          14.35%

    Class A
**  MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr. E Fl 3, Jacksonville,
    FL 32246                                                                                          1,154,627.268           5.11%

    Class B
**  Morgan Stanley, Attn: Mutual Fund Operations, 3 Harborside Plaza, 6/th/ Floor, Jersey City,
    NJ 07311                                                                                            515,836.829           9.13%
**  MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr. E Fl 3, Jacksonville,
    FL 32246                                                                                            333,983.898           5.91%
**  Citigroup Global Markets, Inc., Attn: Cindy Tempesta, 7/th/ Floor, 333 West 34/th/ Street,
    New York, NY 10001

    Class C
**  Citigroup Global Markets, Inc., Attn: Cindy Tempesta, 7/th/ Floor, 333 West 34/th/ Street,
    New York, NY 10001                                                                                  859,044.578           8.21%
**  MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr. E Fl 3, Jacksonville,
    FL 32246                                                                                            736,194.218           7.04%
**  Morgan Stanley, Attn: Mutual Fund Operations, 3 Harborside Plaza, 6/th/ Floor, Jersey City,
    NJ 07311                                                                                            634,713.603           6.07%

    Class D
**  Charles Schwab & Co Inc Special Custody Acct for the Exclusive Benefit of our Cust,
    101 Montgomery St, San Francisco CA 94104                                                         9,912,820.747          61.87

    Class R
    Allianz Dresdner Asset Management of America LP, 888 San Clemente Dr., Suite 100,
    Newport Beach, CA 92660                                                                                 959.298         100.00%

                                       95

                                                                                                       Shares            Percent
                                                                                                 Beneficially Owned     of Class
                                                                                                 ------------------    -----------
    Global Bond Fund
    ----------------
    Institutional Class
    Blue Cross Blue Shield of Mass - Managed Care Landmark Center Treasury, 401 Park Dr.,
    Boston, MA 02215                                                                                  9,300,579.028          19.23%
**  Charles Schwab & Co Inc Special Custody Acct for the Exclusive Benefit of our Cust,
    101 Montgomery St, San Francisco CA 94104                                                         7,011,009.658          14.50%
    Blue Cross Blue Shield of Mass Inc Indemnity Landmark Center Treasury, 401 Park Dr.,
    Boston MA 02215                                                                                   6,811,547.951          14.08%
    Regents of the University of Minnesota, 1300 S 2/nd/ St Rm 205D, Minneapolis MN 55454             4,472,229.192           9.25%
    Tufts Associated Health Maintenance Organization In., 333 Wyman Street, Waltham, MA 02451         3,572,582.928           7.39%
**  JP Morgan Securities Inc. FBO our customers, Attn: Mutual Fund Dept., 500 Stanton
    Christina Rd., Newark, DE 19713                                                                   2,588,349.313           5.29%

    Administrative Class
**  FIIOC as Agent for Certain Employee Benefit Trans, 100 Magellan Way KW1C, Covington,
    KY 41015-1987                                                                                     3,136,311.996          73.49%
    Fidelity Management Trust Co as Trustee for Stevedoring Services of America,
    82 Devonshire St. #Z1M, Boston MA 02109-3605                                                        580,631.912          13.60%
**  National Financial Services Corp. for the exclusive benefit of our customers,
    1 World Financial Center, 200 Liberty Street, New York, NY 10281                                    270,779.343           6.34%
**  Pershing LLC, Attn: Mutual Funds, P.O. Box 2052, Jersey City, NJ 07303                              252,543.837           5.92%

    Global Bond Fund II
    -------------------
    State Street Bank & Trust as TTEE for Goldman Sachs 401k Plan, 105 Rosemont Rd., Westwood,
    MA 02090                                                                                          5,139,549.827          45.93%
    Weil Gotshal & Manges Partners Pension Trust C/O Citibank Private Bank,
    120 Broadway 2nd Fl/Zone 2, New York NY 10271                                                     2,353,779.146          21.03%
**  Mac & Co, Mutual Fund Operations, P.O. Box 3198, Pittsburgh, PA 15230                             1,247,649.402          11.15%
    Mac & Co (GMP Employers Retiree Trust), P.O. Box 3198, Mutual Funds Operations, Pittsburgh,
    PA 15230                                                                                            863,304.031           7.71%

    Class A
    Memphis Light, Gas & Water Division Post Retirement Benefits Trust Fund,
    220 South Main Street, Memphis, TN 38103                                                            342,801.175          12.11%
**  MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr. E Fl 3, Jacksonville,
    FL 32246                                                                                            268,506.577           9.49%

    Class B
**  MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E Fl 3, Jacksonville
    FL 32246                                                                                            255,480.449          17.57%
**  Citigroup Global Markets, Inc., Attn: Cindy Tempesta, 7/th/ Floor, 333 West 34/th/ Street,
    New York, NY 10001                                                                                  112,627.822           7.74%

    Class C
**  MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr. E Fl 3, Jacksonville,
    FL 32246                                                                                            382,111.137          17.85%
**  Citigroup Global Markets, Inc., Attn: Cindy Tempesta, 7/th/ Floor, 333 West 34/th/ Street,
    New York, NY 10001                                                                                  157,420.401           7.36%

    GNMA Fund
    ---------
    Institutional Class
    Bank of Namimbia, Attn: Mr. Festus Hangula, P.O. Box 2882 Windhoek, 71 R Mugabe Ave.,
    Windhoek, Namibia 9000                                                                            3,190,473.243          28.09%

                                       96

                                                                                                       Shares            Percent
                                                                                                 Beneficially Owned     of Class
                                                                                                 ------------------    -----------
    All Asset Portfolio, Attn: Shareholder Services, 840 Newport Center Drive, Newport Beach,
    CA 92660                                                                                          3,025,874.682          26.64%
**  Charles Schwab & Co Inc Special Custody Acct for the Exclusive Benefit of our Cust,
    101 Montgomery St., San Francisco, CA 94104                                                       1,471,808.890          12.96%
**  National Financial Services Corp for  Exclusive Benefit of our Customers,
    P.O. Box 3908, Church Street Station, New York NY 10008                                             965,062.265           8.50%
**  Pershing LLC, Attn: Mutual Funds, P.O. Box 2052, Jersey City NJ 07303                               885,828.924           7.80%

    Class A
**  Wells Fargo Investments LLC, 608 Second Avenue South 8/th/ Fl, Minneapolis, MN 55402              1,240,504.606          16.13%

    Class B
**  MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr. E. Fl 3, Jacksonville,
    FL 32246                                                                                            487,408.426           7.72%

    Class C
**  MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E Fl 3, Jacksonville
    FL 32246                                                                                            651,111.697           8.23%
**  Citigroup Global Markets, Inc., Attn: Cindy Tempesta, 7/th/ Floor, 333 West 34/th/ Street,
    New York, NY 10001                                                                                  486,616.033           6.15%

    High Yield Fund
    ---------------
    Institutional Class
**  Charles Schwab & Co Inc Special Custody Acct for the Exclusive Benefit of our Cust,
    101 Montgomery St., San Francisco, CA 94104                                                      79,502,150.584          23.34%
**  National Financial Services Corp for  Exclusive Benefit of our Customers,
    P.O. Box 3908, Church Street Station, New York, NY 10008                                         22,764,398.137           6.68%
**  Bost & Co., Mutual Fund Operations, P.O. Box 3198, Pittsburgh, PA 15230                          19,736,864.068           5.79%

    Administrative Class
**  National Financial Services Corp for the Exclusive Benefit of our Customers,
    1 World Financial Center, 200 Liberty St., New York, NY 10281                                    44,170,822.398          63.58%
**  FIIOC as Agent for Certain EE Benefits Trans, 100 Magellan Way KW1C, Covington, KY 41015         10,607,631.450          15.27%

    Class A
**  MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr. E Fl 3, Jacksonville,
    FL 32246                                                                                         18,831,821.625          14.41%

    Class B
**  MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr. E Fl 3, Jacksonville,
    FL 32246                                                                                         14,476,786.854          18.81%
**  Citigroup Global Markets, Inc., Attn: Cindy Tempesta, 7/th/ Floor, 333 West 34/th/ Street,
    New York, NY 10001                                                                                6,824,243.451           8.87%
**  Morgan Stanley, Attn: Mutual Fund Operations, 3 Harborside Plaza, 6/th/ Floor, Jersey City,
    NJ 07311                                                                                          5,912,013.705           7.68%

    Class C
**  MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr. E Fl 3, Jacksonville,
    FL 32246                                                                                         20,642,247.704          17.50%
**  Citigroup Global Markets, Inc., Attn: Cindy Tempesta, 7/th/ Floor, 333 West 34/th/ Street,
    New York, NY 10001                                                                               12,442,143.771          10.55%

                                       97

                                                                                                       Shares            Percent
                                                                                                 Beneficially Owned     of Class
                                                                                                 ------------------    -----------
    Class D
**  Charles Schwab & Co Inc Special Custody Acct for the Exclusive Benefit of our Cust,
    101 Montgomery St., San Francisco, CA 94104                                                      27,788,926.343          67.29%
**  Citigroup Global Markets, Inc., Attn: Cindy Tempesta, 7/th/ Floor, 333 West 34/th/ Street,
    New York, NY 10001                                                                                2,292,839.694           5.55%

    Class R
    MCB Trust Services Cust. FBO Yoder Oil Company, Inc., 700 17/th/ Street, Suite 300, Denver,
    CO 80202                                                                                              9,315.143          88.45%
    Allianz Dresdner Asset Management of America LP, 888 San Clemente Dr., Suite 100, Newport
    Beach, CA 92660                                                                                       1,216.904          11.55%

    Investment Grade Corporate Bond Fund
    ------------------------------------
    Institutional Class
**  Charles Schwab & Co Inc Special Custody Acct for the Exclusive Benefit of our Cust,
    101 Montgomery St., San Francisco, CA 94104                                                       1,866,225.596 *        73.29%
    Segel Partnership II LP, 1038 Raffles Lane, Bryn Mawr, PA 19010                                     224,002.424           8.80%
**  Maril & Co. c/o Marshall & Ilsley Trust Co., 1000 N. Water St. Milwaukee, WI 53202                  200,206.899           7.86%

    Long-Term US Government Fund
    ----------------------------
    Institutional Class
**  FIIOC as Agent for Certain EE Benefits Trans, 100 Magellan Way KW1C, Covington, KY 41015         11,813,629.421          32.83%
    Northern Trust Company FBO Allianz DC Plan - Master Trust, P.O. Box 92956, Chicago,
    IL 60675                                                                                          4,761,028.778          13.23%
    Mea-Messa-Mea Financial Services Staff Ret Plan & Trust, 1216 Kendale Blvd., East Lansing,
    MI 48823                                                                                          3,646,931.355          10.13%
    Bank of New York FBO VNU Retirement Plan Master Trust, 1 Wall Street, 12th Floor, New York,
    NY 10286                                                                                          2.275,615.684           9.10%
**  Mac & Co., P.O. Box 3198, Pittsburgh, PA 15230-3198                                               3,158,899.975           8.78%
**  Svg Program for EE of Certain EMPLRAT US Dept of Energy Fac-Oakridge Tn,
    104 Union Valley Road MS 8267, Oakridge, TN 37830-8044                                            2,450,323.107           6.81%

    Administrative Class
**  FIIOC as Agent for Certain EE Benefits Trans, 100 Magellan Way KW1C, Covington, KY 41015         10,039,924.770          63.94%
    WTC TTEE FBO Key Corp. 401k Savings Plan c/o Mutual Funds, P.O. Box 8880, Wilmington,
    DE 19899                                                                                          2,630,810.262          16.75%
    State Street Bank & Trust Co TTEE FBO Southern California Edison Stock Savings Plus Plan,
    P.O. Box 351, Boston, MA 02101                                                                    1,355,548.165           8.63%
**  National Financial Services Corp for the Exclusive Benefit of our Customers,
    1 World Financial Center, 200 Liberty St., New York, NY 10281                                     1,015,135.403           6.47%

    Class A
**  MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr. E Fl 3, Jacksonville,
    FL 32246                                                                                          1,160,501.296           8.08%

    Class B
**  MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr. E Fl 3, Jacksonville,
    FL 32246                                                                                          1,479,489.823          14.72%
**  Citigroup Global Markets, Inc., Attn: Cindy Tempesta, 7/th/ Floor, 333 West 34/th/ Street,
    New York, NY 10001                                                                                1,060,127.571          10.55%
**  Morgan Stanley, Attn: Mutual Fund Operations, 3 Harborside Plaza, 6/th/ Floor, Jersey City,
    NJ 07311                                                                                            759,761.159           7.56%

                                       98

                                                                                                       Shares            Percent
                                                                                                 Beneficially Owned     of Class
                                                                                                 ------------------    -----------
    Class C
**  MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E Fl 3, Jacksonville
    FL 32246                                                                                          1,407,137.097          24.38%
**  Citigroup Global Markets, Inc., Attn: Cindy Tempesta, 7/th/ Floor, 333 West 34/th/ Street,
    New York, NY 10001                                                                                  439,469.837           7.61%

    Low Duration Fund
    -----------------
    Institutional Class
**  Charles Schwab & Co Inc Special Custody Acct for the Exclusive Benefit of our Cust,
    101 Montgomery St., San Francisco, CA 94104                                                     135,439,162.203          16.56%
    MLTC of America FBO Dupont Savings & Investment Plan, 300 Davidson Ave., Somerset, NJ 08873      51,909,514.496           6.35%

    Administrative Class
**  FIIOC as Agent for Certain EE Benefits Trans, 100 Magellan Way KW1C, Covington, KY 41015         10,866,149.956          25.99%
**  Pershing LLC, Attn: Mutual Funds, P.O. Box 2052, Jersey City, NJ 07303                            8,956,197.700          21.42%
**  National Financial Services Corp for the Exclusive Benefit of our Customers,
    1 World Financial Center, 200 Liberty St., New York, NY 10281                                     6,583,727.698          15.75%
    BNY Western Trust Co TTEE FBO McClatchy Newspapers Restated Def Comp & Inv Plan,
    550 Kearny St. #600, San Francisco, CA 94108                                                      3,078,719.095           7.36%

    Class A
**  MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr. E Fl 3, Jacksonville,
    FL 32246                                                                                         35,458,877.259          16.25%
**  Morgan Stanley, Attn: Mutual Fund Operations, 3 Harborside Plaza, 6/th/ Floor, Jersey City,
    NJ 07311                                                                                         25,776,444.495          11.81%

    Class B
**  MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr. E Fl 3, Jacksonville,
    FL 32246                                                                                         11,385,193.548          20.07%
**  Morgan Stanley, Attn: Mutual Fund Operations, 3 Harborside Plaza, 6/th/ Floor, Jersey City,
    NJ 07311                                                                                          4,665,675.485           8.23%
**  Citigroup Global Markets, Inc., Attn: Cindy Tempesta, 7/th/ Floor, 333 West 34/th/ Street,
    New York, NY 10001                                                                                3,804,483.930           6.71%

    Class C
**  MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr. E Fl 3, Jacksonville,
    FL 32246                                                                                         32,857,199.964          25.10%
**  Citigroup Global Markets, Inc., Attn: Cindy Tempesta, 7/th/ Floor, 333 West 34/th/ Street,
    New York, NY 10001                                                                                9,249,811.578           7.07%

    Class D
**  Charles Schwab & Co Inc Special Custody Acct for the Exclusive Benefit of our Cust,
    101 Montgomery St., San Francisco, CA 94104                                                      30,828,393.311          62.57%

    Class R
    Allianz Dresdner Asset Management of America LP, 888 San Clemente Dr., Suite 100,
    Newport Beach, CA 92660                                                                                 984.560         100.00%

    Low Duration Fund II
    --------------------
    Institutional Class
**  Mac & Co., Mutual Fund Ops-TC, P.O. Box 3198, Pittsburgh, PA 15230                                6,807,192.037          11.40%
**  Charles Schwab & Co Inc Special Custody Acct for the Exclusive Benefit of our Cust,
    101 Montgomery St., San Francisco CA, 94104                                                       5,623,299.918           9.42%

                                       99

                                                                                                       Shares            Percent
                                                                                                 Beneficially Owned     of Class
                                                                                                 ------------------    -----------
    Marshall & Ilsley Trust Co FBO SRP Nuc Decomm TR C/O Marshall & Ilsley Trust Co,
    1000 N. Water St., Milwaukee, WI 53202                                                            4,612,378.787           7.73%
    Montefiore Medical Center, 111 E 210th Street, Bronx, NY 10467-2490                               4,345,764.174           7.28%
**  Trulin and Co. c/o JPMorgan Chase Bank, P.O. Box 31412, Rochester NY 14603-1412                   4,131,727.696           6.92%
    Univ of IL Fdn Pooled Short Term Funds, Manager of Acct & Donor Records,
    Harker Hall 1305 W. Green St., Urbana, IL 61801                                                   3,907,507.039           6.54%

    Administrative Class
**  National Financial Services Corp for the Exclusive Benefit of our Customers,
    1 World Financial Center, 200 Liberty St., New York, NY 10281                                       128,910.076          85.49%
**  Pershing LLC, Attn: Mutual Funds, P.O. Box 2052, Jersey City, NJ 10281                               20,863.173          13.84%

    Low Duration Fund III
    ---------------------
    Institutional Class
    Northern Tr Co Cust FBO St Mary's, P.O. Box 92956, Chicago, IL 60675                              2,413,471.539 *        43.52%
    Sisters of St Joseph, 3427 Gull Rd, P.O. Box 13, Nazareth, MI 49074                               1,126,366.823          20.31%
**  Charles Schwab & Co Inc Special Custody Acct for the Exclusive Benefit of our Cust,
    101 Montgomery St., San Francisco CA, 94104                                                         397,011.386           7.16%
    National Jewish Medical & Research Center, 1400 Jackson St., Denver, CO 80206                       389,383.414           7.02%
**  National Financial Services Corp for the Exclusive Benefit of our Customers,
    P.O. Box 3908, Church Street Station, New York, NY 10008                                            371,886.013           6.71%

    Administrative Class
    Pacific Investment Management Company, 888 San Clemente Dr., Suite 100, Newport Beach
    CA 92660                                                                                              1,256.388          90.24%
**  National Investors Services Corp for Exclusive Benefit of our Customers, 55 Water St.
    32nd Fl, New York, NY 10041                                                                             135.851           9.76%

    Moderate Duration Fund
    ----------------------
    Institutional Class
    The Northern Trust Co as TTEE FBO Accenture PS and 401K Trust Plan - DV, P.O. Box 92977,
    Chicago, IL 60675                                                                                 8,557,609.598           6.80%
    Comerica Bank FBO Pipefitters, 597 Pension, P.O. Box 75000, Detroit, MI 48275                     8,150,988.872           6.48%
**  Mac & Co, Mutual Fund Operations, P.O. Box 3198, Pittsburgh, PA 15230                             8,110,996.996           6.45%
**  BNY Clearing Services LLC WENDEL & CO, One Wall St., 6th Fl, New York, NY 10286                   7,115,077.784           5.66%

    Money Market
    ------------
    Institutional Class
    Tripod LLC, c/o Deutsche Bank AG MS NYC, 31 W. 52/nd/ Street, New York, NY 10019                 32,942,903.960          18.78%
**  Charles Schwab & Co Inc Special Custody Acct for the Exclusive Benefit of our Cust,
    101 Montgomery St., San Francisco, CA 94104                                                      27,582,311.270          15.73%
    Northern Trust Custodian FBO Saint John's Hospital and Health Center Foundation acct,
    P.O. Box 92956, Chicago, IL 60675                                                                22,421,110.450          12.78%
    Wells Fargo Bank MN FBO Marin Community Fdn, P.O. Box 1533, Minneapolis, MN 55480                16,797,977.580           9.58%

                                      100

                                                                                                       Shares            Percent
                                                                                                 Beneficially Owned     of Class
                                                                                                 ------------------    -----------
    The Glenstone Foundation, 8404 Parham Ct., McLean, VA 22102-1533                                 10,654,863.270           6.07%
    Thornberry Hill LP, 11621 Kew Gardens Ave., Suite 210, Palm Beach Gdns., FL 33410                 9,945,803.820           5.67%

    Administrative Class
    Security Trust FBO Cooperative of Puget Sound 403B Group Custodian Account,
    2390 E Camelback Rd Suite 240, Phoenix AZ 85016                                                   2,566,197.800          60.70%
**  Wells Fargo Investments LLC, 608 2nd Ave. S. Fl 8, Minneapolis, MN 55402                            601,225.240          14.22%
    Inline Plastics Corp. Savings Plus Retirement Plan, Attn: Charles Johnson, 42 Canal St.,
    Shelton, CT 06484                                                                                   378,101.970           8.94%
**  MALTRUST & CO C/O Eastern Bank & Trust, 225 Essex St., Salem, MA 01970                              299,403.550           7.08%
    Lorraine E. Long Living Trust/Lorraine E. Long & CJ Voigt & Nancy O'Malley TTEEs,
    24729 Meadow Ln., Harrison TWP, MI 48045                                                            278,354.380           6.58%

    Class A
**  Citigroup Global Markets, Inc. Attn: Cindy Tempesta, 7/th/ Floor, 333 West 34/th/ Street,
    New York, NY 10001                                                                                6,374,857.480           6.19%

    Class B
**  Morgan Stanley, Attn: Mutual Fund Operations, 3 Harborside Plaza, 6/th/ Floor, Jersey City,
    NJ 07311                                                                                          6,260,731.780           9.25%
**  Citigroup Global Markets, Inc. Attn: Cindy Tempesta, 7/th/ Floor, 333 West 34/th/ Street,
    New York, NY 10001                                                                                5,505,130.700           8.14%

    Class C
**  Citigroup Global Markets, Inc. Attn: Cindy Tempesta, 7/th/ Floor, 333 West 34/th/ Street,
    New York, NY 10001                                                                                9,069,618.600           9.67%

    Municipal Bond Fund
    Institutional Class
**  Charles Schwab & Co Inc Special Custody Acct for the Exclusive Benefit of our Cust,
    101 Montgomery St., San Francisco, CA 94104                                                       4,388,859.038          39.80%
    Northern Trust Co TTEE FBO Alsam Trust, P.O. Box 92956, Chicago, IL 60675                         1,129,975.237          10.25%
    Frederick Henry Prince 1932 Trust, 10 S Wacher Dr St 2575, Chicago, IL 60606                        944,924.235           8.57%
**  Northern Trust Co as Trustee FBO Columbia Energy Group Life Insurance Veba Trust,
     P.O. Box 92956, Chicago, IL 60675-2956                                                             582,373.388           5.28%

    Administrative Class
**  National Financial Services Corp for Exclusive Benefit of our Customers,
    1 World Financial Center, 200 Liberty St., New York, NY 10281                                     3,716,594.463          99.59%

    Class A
**  Citigroup Global Markets, Inc. Attn: Cindy Tempesta, 7/th/ Floor, 333 West 34/th/ Street,
    New York, NY 10001                                                                                  512,459.657           7.58%
**  MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr. E Fl 3, Jacksonville,
    FL 32246                                                                                            455,422.096           6.73%

    Class B
**  MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr. E Fl 3, Jacksonville,
    FL 32246                                                                                            931,891.466          20.53%
**  Citigroup Global Markets, Inc. Attn: Cindy Tempesta, 7/th/ Floor, 333 West 34/th/ Street,
    New York, NY 10001                                                                                  327,345.774           7.21%

                                      101

                                                                                                       Shares            Percent
                                                                                                 Beneficially Owned     of Class
                                                                                                 ------------------    -----------
    Class C
**  MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr. E Fl 3, Jacksonville,
    FL 32246                                                                                          1,476,724.949          16.11%
**  Citigroup Global Markets, Inc. Attn: Cindy Tempesta, 7/th/ Floor, 333 West 34/th/ Street,
    New York, NY 10001                                                                                  733,881.061           8.01%

    Class D
**  Charles Schwab & Co Inc Special Custody Acct for the Exclusive Benefit of our Cust,
    101 Montgomery St., San Francisco, CA 94104                                                       1,218,941.556          60.91%
**  Pershing LLC, P.O. Box 2052, Jersey City, NJ 07303                                                  108,069.078           5.40%

    New York Municipal Bond Fund
    ----------------------------
    Institutional Class
    Midhill, P.O. Box 2680, Casper, WY 82602-2680                                                       162,842.498          50.33%
**  PFPC FBO LPL Supermarket Program, 760 Moore Road, King of Prussia, PA 19406                          39,840.455          12.31%
    Lazard Freres and Co LLC, 30 Rockefeller Plz Fl 60, New York, NY 10112                               33,247.629          10.28%
**  BALSA & Co C/O Chase Manhattan Bank, 16 HCB 040, P.O. Box 2558, Houston, TX 77252                    32,527.881          10.05%
**  National Investor Services Corp for the Exclusive Benefit of our Customers, 55 Water St.
    32/nd/  Fl, New York, NY 10041                                                                       27,516.094           8.51%
    Ursula T Frisch 2000 Trust, 200 Central Park S Apt 8N, New York, NY 10019                            17,733.950           5.48%

    Class A
**  MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr. E Fl 3, Jacksonville,
    FL 32246                                                                                             84,692.539           6.58%
    Ruth M. Hill, 350 Stafford Way, Rochester, NY 146626                                                 75,874.690           5.89%

    Class D
**  National Investors Services Corp for Benefit of our Customers, 55 Water St 32nd Fl,
    New York, NY 10041                                                                                   54,259.217          29.55%
    NFSC for Exclusive Benefit of Peter A. Bakst/Anna J. Bakst, 158 Mercer St. # 10M,
    New York, NY 10012                                                                                   47,827.070          26.05%
    NFSC for Exclusive Benefit of Melvyn F. Trepper, 315 W 23/rd/ St., Apt. 7B, New York,
    NY 10011                                                                                              9,448.312           5.15%
    NFSC for Exclusive Benefit of Thomas G. Miglis/Deborah Miglis, 9 Shannon Drive, Woodbury,
    NY 11797                                                                                              9,412.303           5.13%

    Real Return Asset Fund
    ----------------------
    Institutional Class
    All Asset Portfolio, Attn: Shareholder Services 840 Newport Center Drive, Newport Beach,
    CA 92660                                                                                         11,190,261.508*         75.91%
**  Charles Schwab & Co Inc Special Custody Acct for the Exclusive Benefit of our Cust,
    101 Montgomery St., San Francisco, CA 94104                                                       1,338,097.387           9.08%
    Brent R. Harris and Elizabeth E. Harris as Co-trustees of the Harris Family Trust of 1997,
    3410 Hermosa Ave., Hermosa Beach, CA 90254                                                        1,240,182.163           8.41%

    Real Return Fund
    ----------------
    Institutional Class
**  Charles Schwab & Co Inc Special Custody Acct for the Exclusive Benefit of our Cust,
    101 Montgomery St., San Francisco, CA 94104                                                      74,683,638.102          39.29%
**  FIIOC as Agent for Certain EE Benefit Trans, 100 Magellan Way KW1C, Covington, KY 41015          30,191,764.663          15.88%

                                       102

                                                                                                       Shares            Percent
                                                                                                 Beneficially Owned     of Class
                                                                                                 ------------------    -----------
**  National Financial Services Corp for Exclusive Benefit of our Customers,
    P.O. Box 3908, Church Street Station, New York, NY 10008                                         10,501,517.261           5.52%
    All Asset Portfolio, Attn: Shareholder Services 840 Newport Center Drive, Newport Beach,
    CA 92660                                                                                         10,365,550.787           5.45%
**  PFPC FBO LPL Supermarket Program, 760 Moore Rd., King of Prussia, PA 19406-1212                   9,784,366.152           5.15%

    Administrative Class
**  National Financial Services Corp for Exclusive Benefit of our Customers,
    1 World Financial Center, 200 Liberty St., New York, NY 10281                                    26,105,277.003          56.31%
**  Manufacturers Life Ins. Co. (USA), Attn: Laura Ross Seg Funds/Acct, US Srs Seg
    Funds/Accounting, 200 Bloor Street East, Toronto, ON Canada M4W 1E5                              15,481,465.817          33.39%

    Class A
**  MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr. E Fl 3, Jacksonville,
    FL 32246                                                                                         14,080,950.982          10.21%

    Class B
**  MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr. E Fl 3, Jacksonville,
    FL 32246                                                                                         17,358,985.598          17.92%
**  Morgan Stanley, Attn: Mutual Fund Operations, 3 Harborside Plaza, 6/th/ Floor, Jersey City,
    NJ 07311                                                                                          7,955,496.310           8.21%
**  Citigroup Global Markets, Inc. Attn: Cindy Tempesta, 7/th/ Floor, 333 West 34/th/ Street,
    New York, NY 10001                                                                                6,031,159.047           6.23%

    Class C
**  MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr. E Fl 3, Jacksonville,
    FL 32246                                                                                         35,570,249.810          25.80%
**  Citigroup Global Markets, Inc. Attn: Cindy Tempesta, 7/th/ Floor, 333 West 34/th/ Street,
    New York, NY 10001                                                                               10,495,975.251           7.61%

    Class D
**  Charles Schwab & Co Inc Special Custody Acct for the Exclusive Benefit of our Cust,
    101 Montgomery St., San Francisco, CA 94104                                                      37,357,467.041          50.16%

    Class R
    MCB Trust Services Cust. FBO Yoder Oil Company, Inc., 700 17/th/ Street, Suite 300, Denver,
    CO 80202                                                                                             17,079.497          63.64%
    Elizabeth Daoud, 4600 Jefferson St., Hollywood, FL 33021                                              5,818.139          21.68%
    Reliance Trust Co. Cust. FBO Amsec Loss Control Svc 401k, P.O. Box 48529, Atlanta,
    GA 30362                                                                                              2,388.124           8.90%

    Real Return Fund II
    -------------------
    Institutional Class
    Reliance Trust Co FBO Clayton County, P.O. Box 48449, Atlanta, GA 30362                           1,770,722.425*         87.20%
    Segel Partnership II LP, 1038 Raffles Lane, Bryn Mawr, PA 19010                                     220,744.681          10.87%

    Short-Duration Municipal Income Fund
    ------------------------------------
    Institutional Class
**  Charles Schwab & Co Inc Special Custody Acct for the Exclusive Benefit of our Cust,
    101 Montgomery St., San Francisco, CA 94104                                                       2,796,472.380          37.84%
**  National Investor Services for the Benefit of Our Customers, 55 Water Street, 32nd Floor,
    New York NY 10041-0028                                                                            1,123,394.810          15.20%

                                       103

                                                                                                       Shares            Percent
                                                                                                 Beneficially Owned     of Class
                                                                                                 ------------------    -----------
    William S. and Nancy E. Thompson Revocable Trust, 2431 Riviera Dr., Laguna Beach, CA 92651          757,512.378          10.25%
**  PFPC FBO LPL Supermarket Program, 211 S Gulph Rd, King of Prussia, PA 19406                         513,651.305           6.95%
**  Merrill Lynch Pierce Fenner & Smith Inc. for the Sole Benefit of its Customers,
    4800 Deer Lake Drive East, 3/rd/ Floor, Jacksonville, FL 32246                                      495,450.594           6.70%

    Administrative Class
**  CIBC World Markets for the benefit of its customers, P.O. Box 3484, Church Street Station,
    New York, NY 10008-3484                                                                              42,108.016          60.38%
**  CIBC World Markets, P.O. Box 3484, Church Street Station, New York, NY 10008-3484                    27,624.704          39.62%

    Class A
**  Citigroup Global Markets, Inc. Attn: Cindy Tempesta, 7/th/ Floor, 333 West 34/th/ Street,
    New York, NY 10001                                                                                1,423,953.752           5.74%

    Class C
**  MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr. E Fl 3, Jacksonville,
    FL 32246                                                                                          1,162,211.303          19.38%
**  Citigroup Global Markets, Inc. Attn: Cindy Tempesta, 7/th/ Floor, 333 West 34/th/ Street,
    New York, NY 10001                                                                                  418,708.902           6.98%

    Class D
**  Charles Schwab & Co Inc Special Custody Acct for the Exclusive Benefit of our Cust,
    101 Montgomery St., San Francisco, CA 94104                                                         658,145.271          57.94%
    Fahnestock & Co. Inc. FBO William & Anna Teneblatt Trust, 608 N. Beverly Drive,
    Beverly Hills, CA 90210                                                                             101,169.415           8.91%

    Short-Term Fund
    ---------------
    Institutional Class
**  Charles Schwab & Co Inc Special Custody Acct for the Exclusive Benefit of our Cust,
    101 Montgomery St., San Francisco, CA 94104                                                      27,984,870.450          13.17%
    National City Bank FBO National Collegiate Athletic Association, Attn: Mutual Funds
    P.O. Box 94984, Cleveland, OH 44101                                                              15,163,732.194           7.13%

    Administrative Class
**  National Financial Services Corp for the Exclusive Benefit of our Customers,
    1 World Financial Center, 200 Liberty St., New York, NY 10281                                    30,767,144.850          88.58%

    Class A
**  MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr. E Fl 3, Jacksonville,
    FL 32246                                                                                         10,243,971.889          10.65%

    Class B
**  MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr. E Fl 3, Jacksonville,
    FL 32246                                                                                            649,052.327          22.90%
**  Citigroup Global Markets, Inc. Attn: Cindy Tempesta, 7/th/ Floor, 333 West 34/th/ Street,
    New York, NY 10001                                                                                  286,175.345          10.10%

    Class C
**  MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr. E Fl 3, Jacksonville,
    FL 32246                                                                                         13,920,511.009          32.88%

                                       104

                                                                                                       Shares            Percent
                                                                                                 Beneficially Owned     of Class
                                                                                                 ------------------    -----------
    Class D
**  Charles Schwab & Co Inc Special Custody Acct for the Exclusive Benefit of our Cust,
    101 Montgomery St., San Francisco, CA 94104                                                      11,499,356.895          72.77%

    Class R
    Allianz Dresdner Asset Management of America LP, 888 San Clemente Dr., Suite 100,
    Newport Beach, CA 92660                                                                               1,008.742         100.00%

    StocksPLUS Fund
    ---------------
    Institutional Class
**  Charles Schwab & Co Inc Special Custody Acct for the Exclusive Benefit of our Cust,
    101 Montgomery St., San Francisco, CA 94104                                                       5,441,726.122          12.16%
    Northern Tr. Co. as TTEE FBO Safeway Inc. Multi Emp. Retirement Plan, P.O. Box 92956,
    Chicago, IL 60675                                                                                 3,678,226.642           8.22%
    Girl Scouts of the USA Enhanced Index Separate Account of Mutual of America Life
    Insurance Co.,
    320 Park Ave., New York, NY 10022                                                                 2,782,083.447           6.22%
    FTC & Co., Attn: Datalynx, House Account, P.O. Box 173736, Denver, CO 80217                       2,541,937.773           5.68%
    Strategic Balanced Portfolio, Allianz Dresdner Asset Management of America LP,
    888 San Clemenete Drive Suite 100, Newport Beach CA 92660                                         2,470,623.999           5.52%
    First Busey Trust & Investment Co. Ttee FBO Carle Clinic Pension Plan,
    502 W Windsor Rd., P.O. Box 3309, Champaign, IL 61826-3309                                        2,459,311.211          87.65%

    Administrative Class
**  National Financial Services Corp for Exclusive Benefit of our Customers,
    1 World Financial Center, 200 Liberty Street, New York, NY 10281-1003                            38,944,876.882*         87.65%
    The Colorado County Officials and EE Ret Assoc, 4949 S Syracuse St., Suite 400, Denver,
    CO 80237                                                                                          5,167,893.715          11.63%

    Class A
**  MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr. E Fl 3, Jacksonville,
    FL 32246                                                                                          2,306,839.639          21.79%
**  FTC & Co., Datalynx, P.O. Box 173736, Denver, CO 80237                                              691,849.305           6.54%
    Security Trust Company NA Corp TTEE FBO IBEW Local 332 Pension Plan Part B,
    2390 East Camelback Rd., Suite 240, Phoenix, AZ 85016                                               663,533.170           6.27%

    Class B
**  MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr. E Fl 3, Jacksonville,
    FL 32246                                                                                          2,422,381.470          15.89%
**  Morgan Stanley, Attn: Mutual Fund Operations, 3 Harborside Plaza, 6/th/ Floor, Jersey City,
    NJ 07311                                                                                          1,140,817.738           7.48%
**  Citigroup Global Markets, Inc. Attn: Cindy Tempesta, 7/th/ Floor, 333 West 34/th/ Street,
    New York, NY 10001                                                                                  778,564.934           5.11%

    Class C
**  MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr. E Fl 3, Jacksonville,
    FL 32246                                                                                          1,241,033.185           8.12%
**  Citigroup Global Markets, Inc. Attn: Cindy Tempesta, 7/th/ Floor, 333 West 34/th/ Street,
    New York, NY 10001                                                                                1,165,837.998           7.36%

    Class D
**  Charles Schwab & Co Inc Special Custody Acct for the Exclusive Benefit of our Cust,
    101 Montgomery St., San Francisco, CA 94104                                                         147,569.952          54.94%

                                       105

                                                                                                       Shares            Percent
                                                                                                 Beneficially Owned     of Class
                                                                                                 ------------------    -----------
    Strafe & Co. FAO Edwin & Wilma Parker LLC Custody, P.O. Box 160, Westerville, OH 43086               24,219.998           9.02%
**  National Investors Services Corp for Exclusive Benefit of our Customers, 55 Water St
    32nd Fl, New York, NY 10041                                                                          22,407.609           8.34%
    NFSC FEBO FMT Co. Cust. IRA Rollover FBO Jeffrey J. Tyson, 6055 Fairmont Rd., Newark,
    OH 43056                                                                                             14,756.307           5.49%

    Class R
    Allianz Dresdner Asset Management of America LP, 888 San Clemente Dr., Suite 100,
    Newport Beach, CA 92660                                                                               1,270.549         100.00%

    StocksPLUS Total Return Fund
    ----------------------------
    Institutional Class
    All Asset Portfolio, 840 Newport Center Drive, Newport Beach CA 92660-6310                        4,275,338.320          99.86%

    Strategic Balanced Fund
    -----------------------
    Institutional Class
    Carpenters Health & Security Trust of Western Washington, P.O. Box 1929, Seattle,
    WA 98111-1929                                                                                     1,023,857.400*         32.75%
    California Water Service Co Dominguez Pension Plan, 1720 N 1/st/ St., San Jose, CA 95112            652,604.239          20.88%
    BNY Western Trust Co TTEE Pacific Life Insurance Co Ret Incentive Svg Pln,
    700 S Flower St., 2/nd/ Floor, Los Angeles, CA 90017                                                550,048.026          17.60%
    The Northern Trust Co TTEE FBO Ameron 401K, P.O. Box 92956, Chicago, IL 60675                       379,154.346          12.13%
    Wells Fargo Bank MN NA FBO the Music Center, P.O. Box 1533, Minneapolis, MN 55480                   315,035.943          10.08%

    Administrative Class
**  Charles Schwab & Co Inc Special Custody Acct for the Exclusive Benefit of our Cust,
    101 Montgomery St., San Francisco, CA 94104                                                         326,742.092          63.80%
    Delaware Management Trust C/F United Food Workers 401K, 1818 Market St., Philadelphia,
    PA 19103                                                                                            121,500.206          23.72%
**  Wells Fargo Bank MN NA FBO Retirement Plan Services, P.O. Box 1533, Minneapolis, MN 55480            62,661.167          12.23%

    Total Return Fund
    -----------------
    Institutional Class
**  Charles Schwab & Co Inc Special Custody Acct for the Exclusive Benefit of our Cust,
    101 Montgomery St., San Francisco, CA 94104                                                     350,209,786.559           9.03%

    Administrative Class
**  FIIOC as Agent for Certain EE Benefits Trans, 100 Magellan Way KW1C, Covington, KY 41015        331,087,254.769          21.48%
    Nikko Cordial Securities Inc Tokyo Dia Bldg No 5, Sinkawa 1-Chome 28-23, Chuo-Ku Tokyo
    Japan 104-8271                                                                                  271,347,519.000          17.61%
**  National Financial Services Corp for the Exclusive Benefit of our Customers,
    200 Liberty St., One World Financial Center, New York, NY 10281                                 122,598,648.403           7.95%
    Manufacturers Life Ins Co (USA), US SRS Seg Funds/Accounting, 200 Bloor St East,
    Toronto ON, Canada M4W 15                                                                        95,526,756.646           6.20%

    Class A
**  MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr. E Fl 3, Jacksonville,
    FL 32246                                                                                        220,184,277.159          28.80%

                                       106

                                                                                                       Shares            Percent
                                                                                                 Beneficially Owned     of Class
                                                                                                 ------------------    -----------
    Class B
**  MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr. E Fl 3, Jacksonville,
    FL 32246                                                                                         52,323,015.979          20.65%
**  Citigroup Global Markets, Inc. Attn: Cindy Tempesta, 7/th/ Floor, 333 West 34/th/ Street,
    New York, NY 10001                                                                               20,146,293.067           7.95%
**  Morgan Stanley, Attn: Mutual Fund Operations, 3 Harborside Plaza, 6/th/ Floor, Jersey City,
    NJ 07311                                                                                         17,762,620.823           7.01%

    Class C
**  MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr. E Fl 3, Jacksonville,
    FL 32246                                                                                         86,693,689.211          27.22%
**  Citigroup Global Markets, Inc. Attn: Cindy Tempesta, 7/th/ Floor, 333 West 34/th/ Street,
    New York, NY 10001                                                                               23,845,861.534           7.49%

    Class D
**  Charles Schwab & Co Inc Special Custody Acct for the Exclusive Benefit of our Cust,
    101 Montgomery St., San Francisco, CA 94104                                                      93,310,757.755          58.31%

    Class R
    First Trust Corp TTEE Piedmont Healthcare for Women PSP, P.O. Box 48529, Atlanta, GA 30362          199,478.833          32.28%
    Sam Marullo TTEE IBEW Local 527 Annuity Trust Fund Dtd. 09/05/78 FBO Strategies Account,
    6227 Broadway, Galveston, TX 77551                                                                  127,007.210          20.55%
    Reliance Trust Co. Cust. FBO Ward & Smith PA, P.O. Box 48529, Atlanta, GA 30362                      88,013.098          14.24%
    Security Trust Co. NA TTEE FBO Fletcher Machine Co. in Savings and Retirement Plan,
    2390 East Camelback Rd., Suite 240, Phoenix, AZ 85016                                                68,943.371          11.16%
    MCB Trust Services Cust. FBO Crittenden Health Systems 401k, 700 17/th/ Street, Suite 300,
    Denver, CO 80202                                                                                     38,705.087           6.26%

    Total Return Fund II
    --------------------
    Institutional Class
**  National Financial Services Corp. for Exclusive Benefit of our Customers,
    P.O. Box 3908, Church Street Station, New York, NY 10008                                         11,697,785.081           5.41%
**  MAC & Co, Mutual Fund Operations, P.O. Box 3198, Pittsburgh, PA 15230                            10,929,625.112           5.05%

    Administrative Class
    Structural Iron Workers Local 1 Annuity Plan - Investors Bank & Trust Trading Acct,
    7700 Industrial Dr, Forest Park, IL 60130                                                         2,069,016.613          15.61%
**  National Financial Services Corp for the Exclusive Benefit of our Customers,
    1 World Financial Center, 200 Liberty St., New York, NY 10281                                     1,793,805.202          13.54%
**  American Express Trust Company FBO American Express Trust RSP, P.O. Box 534, Minneapolis,
    MN 55440                                                                                          1,539,105.411          11.61%
    Celanese Americas Retirement Savings Plan, 86 Morris Ave., Summit, NJ 07901-3915                  1,493,903.687          11.27%
    T Rowe Price Trust Co FBO Western Digital, P.O. Box 17215, Baltimore, MD 21297                    1,159,890.091           8.75%
**  Mellon Bank as Agent/Omnibus, 135 Santilli Highway, Everett, MA 02149                               919,835.926           6.94%

    Total Return Fund III
    ---------------------
    Institutional Class
    The Roman Catholic Archbishop of Los Angeles - A Corp Sole, 3424 Wilshire Blvd.,
    Los Angeles, CA 90010                                                                             6,737,046.884           6.24%
    Bon Secours Health Systems Inc. Pension Master Trust, Director Treasury Services,
    1505 Marriottsville Rd., Marriottsville, MD 21104                                                 6,326,034.289           5.86%

                                       107

                                                                                                       Shares            Percent
                                                                                                 Beneficially Owned     of Class
                                                                                                 ------------------    -----------

    Administrative Class
    FIIOC as Agent for Certain EE Benefits Trans., 100 Magellan Way KW1C, Covington, KY 41015           237,352.363          44.60%
**  National Financial Services Corp for the Exclusive Benefit of our Cust,
    1 World Financial Center, 200 Liberty Street, New York, NY 10281                                    182,556.431          34.30%
    DBTCO RS, Trust Operations, P.O. Box 747, Dubuge, IA 52004                                           41,290.733           7.76%
**  Pershing LLC, Attn: Mutual Funds, P.O. Box 2052, Jersey City, NJ 07303                               28,464.737           5.35%

    Total Return Mortgage Fund
    --------------------------
    Institutional Class
    Bank of Namibia, Attn: Mr. Festus Hangula, P.O. Box 2882 Windhoek, 71 R Mugabe Ave,
    Windhoek Namibia 9000                                                                             2,340,425.898          34.02%
**  FOX & Co, P.O. Box 976, New York, NY 10268                                                        1,717,988.329          24.97%
**  Charles Schwab & Co Inc Special Custody Acct for the Exclusive Benefit of our Cust,
    101 Montgomery St., San Francisco, CA 94104                                                         913,768.311          13.28%
    Security Trust Company as Co-Trustee FBO UA Local 467 DB Plan,
    2390 E Camelback Rd., Suite 240, Phoenix, AZ 85016                                                  464,755.016           6.75%

    Administrative Class
    Apostles of the Sacred Heart of Jesus, 265 Benham St., Hamden, CT 06514                             548,958.180          40.51%
    Apostles of the Sacred Heart of Jesus - Manor, 265 Benham St., Hamden, CT 06514                     541,204.058          39.94%
    Istituto Delle Apostle Del Sacro Cuore, C/O Apostles of the Sacred Heart of Jesus,
    265 Benham St., Hamden, CT 06514                                                                    241,298.630          17.81%

    Class A
**  CAN Trust Corp TTEE FBO JRB Omnibus, P.O. Box 5024, Costa Mesa, CA 92628                            444,686.657          13.21%
**  MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr. E Fl 3, Jacksonville,
    FL 32246                                                                                            340,180.026          10.11%

    Class B
**  MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr. E Fl 3, Jacksonville,
    FL 32246                                                                                            255,790.796          14.20%

    Class C
**  MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr. E Fl 3, Jacksonville,
    FL 32246                                                                                            524,993.021          15.64%

    Class D
**  Charles Schwab & Co Inc Special Custody Acct for the Exclusive Benefit of our Cust,
    101 Montgomery St., San Francisco, CA 94104                                                       8,058,863.582*         65.30%

* Entity owned 25% or more of the outstanding  shares of beneficial  interest of the Fund, and therefore may be presumed to "control" the Funds,  as that term is defined in the 1940 Act.
** Shares are believed to be held only as nominee.

                                       108

The Reorganization of the PIMCO Money Market and Total Return II Funds

     On November 1, 1995, the Money Market Fund and the PIMCO Managed Bond and
Income Fund, two former series of PIMCO Funds: Equity Advisors Series, were reorganized as series of the Trust, and were renamed Money Market Fund and Total
Return Fund II, respectively. All information presented for these Funds prior to this date represents their operational history as series of PIMCO Funds: Equity
Advisors Series. In connection with the Reorganization, the Funds changed their fiscal year end from October 31 to March 31.

The Reorganization of the PIMCO Global Bond Fund II

     On January 17, 1997, the Global Income Fund, a former series of PIMCO
Advisors Funds, was reorganized as a series of the Trust, and was renamed the
Global Bond Fund II. All information presented for this Fund prior to that date represents its operational history as a series of PIMCO Advisors Funds. In connection with the Reorganization, the Fund changed its fiscal year end from
September 30 to March 31.

Trademark Rights

     The CommodityRealReturn Strategy Fund has trade name and trademark rights to the designation "CommodityRealReturn Strategy." The RealEstateRealReturn
Strategy Fund has trade name and trademark rights to the designation
"RealEstateRealReturn Strategy." The European StocksPLUS TR Strategy, Far East
(Ex-Japan) StocksPLUS TR Strategy, International StocksPLUS TR Strategy,
Japanese StocksPLUS TR Strategy, StocksPLUS, StocksPLUS Short Strategy and
StocksPLUS Total Return Funds have trade name and trademark rights to the designation "StocksPLUS."

Code of Ethics

     The Trust and PIMCO have each adopted a Code of Ethics pursuant to the requirements of the 1940 Act. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Funds.

Custodian, Transfer Agent and Dividend Disbursing Agent

     State Street Bank and Trust Company ("State Street"), 801 Pennsylvania,
Kansas City, Missouri 64105 serves as custodian for assets of all Funds. Under the custody agreement, State Street may hold the foreign securities at its principal office at 225 Franklin Street, Boston. Massachusetts 02110, and at
State Street's branches, and subject to approval by the Board of Trustees, at a foreign branch of a qualified U.S. bank, with an eligible foreign subcustodian, or with an eligible foreign securities depository.

     Pursuant to rules adopted under the 1940 Act, the Trust may maintain foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. Selection of these foreign custodial institutions is made by the Board of Trustees following a consideration of a number of factors, including (but not limited to) the reliability and financial stability of the institution; the ability of the institution to perform capably custodial services for the Trust; the reputation of the institution in its national market; the political and economic stability of the country in which the institution is located; and further risks of potential nationalization or expropriation of Trust assets. The Board of Trustees reviews annually the continuance of foreign custodial arrangements for the Trust. No assurance can be given that the Trustees' appraisal of the risks in connection with foreign custodial arrangements will always be correct or that expropriation, nationalization, freezes, or confiscation of assets that would impact assets of the Funds will not occur, and shareholders bear the risk of losses arising from these or other events.

     National Financial Data Services, 330 W. 9/th/ Street, 4/th/ Floor, Kansas
City, Missouri 64105 serves as transfer agent and dividend disbursing agent for the Institutional Class, Advisor Class, Administrative Class, Class J, and Class
K shares of the Funds. PFPC Inc., P.O. Box 9688, Providence, Rhode Island
02940-9688 serves as transfer agent and dividend disbursing agent for the Class
A, Class B, Class C, Class D and Class R shares of the Funds.

Independent Accountants

     PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105, serves as independent public accountants for all Funds. PricewaterhouseCoopers LLP provides audit services, tax return review and assistance and consultation in connection with review of SEC filings. Prior to November 1, 1995, Deloitte &
Touche LLP served as independent accountants for the Money Market and Total
Return II Funds. See "The Reorganization of the PIMCO Money Market and Total
Return II Funds" for additional information.

                                       109

Counsel

     Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006, passes upon certain legal matters in connection with the shares offered by the Trust, and also act as counsel to the Trust.

Registration Statement

     This Statement of Additional Information and the Prospectuses do not
contain all of the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

     Statements contained herein and in the Prospectuses as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

Financial Statements

     Financial statements for the Trust as of March 31, 2003 for its fiscal year then ended, including notes thereto, and the reports of PricewaterhouseCoopers
LLP thereon dated May 27, 2003, are incorporated by reference from the Trust's
2003 Annual Reports. A copy of the Reports delivered with this Statement of
Additional Information should be retained for future reference.

                                      110

PART C. OTHER INFORMATION

Item 23.	Exhibits

(a)	(1)	Declaration of Trust of Registrant/7/

	(2)	Form of Amendment to Declaration of Trust/16/

	(3)	Form of Amended and Restated Declaration of Trust/21/

	(4)	Form of Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest/8/

	(5)	Form of Establishment and Designation of Series of Shares of Beneficial Interest Relating to Long Duration Fund/11/

	(6)	Form of Establishment and Designation of Series of Shares of Beneficial Interest Relating to Convertible Bond Fund/12/

	(7)	Form of Establishment and Designation of Series of Shares of Beneficial Interest Relating to Low Duration Municipal Bond, California Intermediate Municipal Bond and New York Intermediate Municipal Bond Funds/15/

	(8)	Form of Establishment and Designation of Classes J and Class K/16/

	(9)	Form of Establishment and Designation of Series of Shares of Beneficial Interest Relating to Loan Obligation Fund/16/

	(10)	Form of Amended Designation of Series Relating to Short Duration Municipal Income Fund/16/

	(11)	Form of Establishment and Designation of Series of Shares of Beneficial Interest Relating to the PIMCO Private Account Portfolios/17/

	(12)	Form of Establishment and Designation of Series of Shares of Beneficial Interest Relating to the Real Return Bond Portfolio/17/

	(13)	Form of Amended Designation of Series Relating to the U.S. Government Sector, U.S. Government Sector II, Mortgage, Mortgage II, Investment Grade Corporate, Select Investment, High Yield, International and Emerging Markets Portfolios/17/

	(14)	Form of Establishment and Designation of Series of Shares of Beneficial Interest Relating to Investment Grade Corporate Bond Fund/19/

	(15)	Form of Establishment and Designation of Series of Shares of Beneficial Interest Relating to PIMCO California Municipal Bond Fund and PIMCO Short-Term Emerging Markets Portfolio/20/

	(16)	Form of Establishment and Designation of Series of Shares of Beneficial Interest Relating to PIMCO European Convertible Fund/23/

	(17)	Form of Establishment and Designation of Series of Shares of Beneficial Interest Relating to PIMCO Asset-Backed Securities Portfolio and PIMCO Asset-Backed Securities Portfolio II/23/

	(18)	Form of Establishment and Designation of Series of Shares of Beneficial Interest Relating to the Real Return Fund II and Real Return Asset Fund/25/

	(19)	Form of Establishment and Designation of Series of Shares of Beneficial Interest Relating to the PIMCO All Asset Fund, PIMCO CommodityRealReturn Strategy Fund and PIMCO StocksPLUS Total Return Fund/28/

	(20)	Form of Establishment and Designation of Advisor Class and Class R/29/

	(21)	Form of Establishment and Designation of Series of Shares of Beneficial Interest Relating to the PIMCO All Asset Fund/30/

	(22)	Form of Establishment and Designation of Series of Shares of Beneficial Interest Relating to the PIMCO Diversified Income Fund/30/

	(23)	Form of Establishment and Designation of Series of Shares of Beneficial Interest Relating to the PIMCO All Asset All Authority Fund, PIMCO European StocksPLUS TR Strategy Fund, PIMCO Far East (Ex-Japan) StocksPLUS TR Strategy Fund, PIMCO International StocksPLUS TR Strategy Fund, PIMCO Japanese StocksPLUS TR Strategy Fund, PIMCO RealEstateRealReturn Strategy Fund, PIMCO StocksPLUS Municipal-Backed Fund and PIMCO StocksPLUS Short Strategy Fund**

	(24)	Form of Establishment and Designation of Additional Classes of Shares of Beneficial Interest Relating to the StocksPLUS Total Return Fund/31/

(b)	Form of By-laws of Registrant/7/

(c)	Not applicable

(d)	(1)	Form of Investment Advisory Contract/7/

(2)	Form of Amendment to Investment Advisory Contract/7/

(3)	Form of Supplement to Investment Advisory Contract Relating to StocksPLUS Short Strategy Fund/2/

(4)	Form of Supplement to Investment Advisory Contract Relating to Balanced Fund/3/

(5)	Form of Supplement to Investment Advisory Contract Relating to Global Bond Fund II/5/

(6)	Form of Supplement to Investment Advisory Contract Relating to Real Return Bond Fund/5/

(7)	Form of Supplement to Investment Advisory Contract Relating to Low Duration Mortgage Fund, Total Return Mortgage Fund, Emerging Markets Bond Fund, and Emerging Markets Bond Fund II/6/

(8)	Form of Supplement to Investment Advisory Contract Relating to Municipal Bond Fund /9/

(9)	Form of Supplement to Investment Advisory Contract Relating to Long Duration Fund/11/

(10)	Form of Supplement to Investment Advisory Contract Relating to Convertible Fund/13/

(11)	Form of Supplement to Investment Advisory Contract Relating to Low Duration Municipal Bond, California Intermediate Municipal Bond and New York Municipal Bond Funds/15/

(12)	Form of Supplement to Investment Advisory Contract Relating to PIMCO Private Account Portfolios/17/

(13)	Form of Investment Advisory Contract/20/

(14)	Form of Supplement to Investment Advisory Contract Relating to PIMCO California Municipal Bond Fund and PIMCO Short-Term Emerging Markets Portfolio/20/

(15)	Form of Supplement to Investment Advisory Contract Relating to Loan Obligation Fund/21/

(16)	Form of Supplement to Investment Advisory Contract Relating to PIMCO European Convertible Fund/23/

		(17)	Form of Supplement to Investment Advisory Contract Relating to PIMCO Asset-Backed Securities Portfolio and PIMCO Asset-Backed Securities Portfolio II/23/

		(18)	Form of Supplement to Investment Advisory Contract Relating to the Real Return Fund II and Real Return Asset Fund/25/

		(19)	Form of Supplement to Investment Advisory Contract Relating to the PIMCO All Asset Fund, PIMCO CommodityRealReturn Strategy Fund and PIMCO StocksPLUS Total Return Fund/28/

		(20)	Form of Asset Allocation Sub-Advisory Agreement Relating to the PIMCO All Asset Fund/28/

		(21)	Form of Supplement to Investment Advisory Contract Relating to PIMCO Diversified Income Fund/30/

		(22)	Form of Supplement to Investment Advisory Contract Relating to PIMCO All Asset All Authority Fund, PIMCO European StocksPLUS TR Strategy Fund, PIMCO Far East (Ex-Japan) StocksPLUS TR Strategy Fund, PIMCO International StocksPLUS TR Strategy Fund, PIMCO Japanese StocksPLUS TR Strategy Fund, PIMCO RealEstateRealReturn Strategy Fund, PIMCO StocksPLUS Municipal-Backed Fund and PIMCO StocksPLUS Short Strategy Fund**

(e	)	(1)	Form of Amended and Restated Distribution Contract/14/

		(2)	Form of Supplement to Amended and Restated Distribution Contract Relating to Low Duration Municipal Bond, California Intermediate Municipal Bond and New York Intermediate Municipal Bond Funds/15/

		(3)	Form of Japan Dealer Sales Contract/14/

		(4)	Form of Supplement to Amended and Restated Distribution Contract Relating to PIMCO Private Account Portfolios/17/

		(5)	Form of Distribution Contract/21/

		(6)	Form of Supplement to Distribution Contract Relating to PIMCO California Municipal Bond Fund and PIMCO Short-Term Emerging Markets Portfolio/21/

		(7)	Form of Supplement to Distribution Contract Relating to PIMCO European Convertible Fund/23/

	(8)	Form of Supplement to Distribution Contract Relating to PIMCO Asset-Backed Securities Portfolio and PIMCO Asset-Backed Securities Portfolio II/23/

	(9)	Form of Supplement to Distribution Contract Relating to the Real Return Fund II and Real Return Asset Fund /25/

	(10)	Form of Supplement to Distribution Contract Relating to the PIMCO All Asset Fund, PIMCO CommodityRealReturn Strategy Fund and PIMCO StocksPLUS Total Return Fund/28/

	(11)	Form of Distribution Contract/29/

	(12)	Form of Supplement to Distribution Contract Relating to the PIMCO Diversified Income Fund/30/

	(13)	Form of Supplement to Distribution Contract Relating to the PIMCO All Asset All Authority Fund, PIMCO European StocksPLUS TR Strategy Fund, PIMCO Far East (Ex-Japan) StocksPLUS TR Strategy Fund, PIMCO International StocksPLUS TR Strategy Fund, PIMCO Japanese StocksPLUS TR Strategy Fund, PIMCO RealEstateRealReturn Strategy Fund, PIMCO StocksPLUS Municipal-Backed Fund and PIMCO StocksPLUS Short Strategy Fund**

(f)	Not applicable

(g)	Form of Custody and Investment Accounting Agreement /14/

(h)	(1)	Form of Amended and Restated Administration Agreement /9/

	(2)	Form of Supplement to Amended and Restated Administration Agreement relating to Long Duration Fund/11/

	(3)	Form of Supplement to Amended and Restated Administration Agreement Relating to Convertible Bond Fund/13/

	(4)	Form of Supplement to Amended and Restated Administration Agreement Relating to Class J and Class K Shares/14/

	(5)	Form of Supplement to Amended and Restated Administration Agreement Relating to Low Duration Municipal Bond, California Intermediate Municipal Bond and New York Intermediate Municipal Bond Funds/15/

	(6)	Form of Supplement to Amended and Restated Administration Agreement Relating to PIMCO Private Account Portfolios/17/

	(7)	Form of Second Amended and Restated Administration Agreement/21/

	(8)	Form of Supplement to Second Amended and Restated Administration Agreement Relating to PIMCO California Municipal Bond Fund and PIMCO Short-Term Emerging Markets Portfolio/21/

	(9)	Form of Supplement to Second Amended and Restated Administration Agreement Relating to Loan Obligation Fund/21/

	(10)	Form of Supplement to Second Amended and Restated Administration Agreement Relating to PIMCO European Convertible Fund/23/

	(11)	Form of Supplement to Second Amended and Restated Administration Agreement Relating to PIMCO Asset-Backed Securities Portfolio and PIMCO Asset-Backed Securities Portfolio II/23/

	(12)	Form of Supplement to Second Amended and Restated Administration Agreement Relating to the Real Return Fund II and Real Return Asset Fund /25/

	(13)	Form of Supplement to Second Amended and Restated Administration Agreement Relating to the PIMCO All Asset Fund, PIMCO CommodityRealReturn Strategy Fund and PIMCO StocksPLUS Total Return Fund/28/

	(14)	Form of Supplement to Second Amended and Restated Administration Agreement Relating to the PIMCO Diversified Income Fund/30/

	(15)	Form of Supplement to Second Amended and Restated Administration Agreement Relating to the PIMCO All Asset All Authority Fund, PIMCO European StocksPLUS TR Strategy Fund, PIMCO Far East (Ex-Japan) StocksPLUS TR Strategy Fund, PIMCO International StocksPLUS TR Strategy Fund, PIMCO Japanese StocksPLUS TR Strategy Fund, PIMCO RealEstateRealReturn Strategy Fund, PIMCO StocksPLUS Municipal-Backed Fund and PIMCO StocksPLUS Short Strategy Fund**

	(16)	Form of Shareholder Servicing Agreement/9/

	(17)	Form of Transfer Agency Agreement/7/

	(18)	Form of Transfer Agency Agreement with Shareholder Services, Inc./1/

(i)	Opinion and Consent of Counsel/31/

(j)	Consent of PricewaterhouseCoopers LLP/31/

(k	)	Not applicable

(l	)	Not applicable

(m	)	(1)	Form of Distribution and Servicing Plan for Class A Shares/4/

		(2)	Form of Distribution and Servicing Plan for Class B Shares/4/

		(3)	Form of Distribution and Servicing Plan for Class C Shares/4/

		(4)	Form of Amended and Restated Distribution Plan for Administrative Class Shares/7/

		(5)	Form of Amended and Restated Administrative Services Plan for Administrative Class Shares/7/

		(6)	Form of Distribution and Servicing Plan for Class J Shares/14/

		(7)	Form of Distribution and Servicing Plan for Class K Shares/14/

		(8)	Form of Distribution and Servicing Plan for Class C Shares of the Short Duration Municipal Income Fund/27/

		(9)	Form of Administrative Services Plan for Advisor Class Shares/29/

		(10)	Form of Distribution Plan for Advisor Class Shares/29/

		(11)	Form of Distribution and Services Plan for Class R Shares/29/

(n	)	(1)	Form of Amended and Restated Multi-Class Plan adopted pursuant to Rule 18f-3/14/

		(2)	Form of Second Amended and Restated Multi-Class Plan adopted pursuant to Rule 18f-3 /25/

		(3)	Form of Third Amended and Restated Multi-Class Plan adopted pursuant to Rule 18f-3 /29/

		(4)	Form of Fourth Amended and Restated Multi-Class Plan adopted pursuant to Rule 18f-3 /29/

(p	)	(1)	Form of Code of Ethics for the Registrant/21/

		(2)	Form of Code of Ethics for PIMCO/21/

		(3)	Form of Code of Ethics for PIMCO Advisors Distributors LLC/22/

* Form of Power of Attorney/21/

/1/	Filed with Post Effective Amendment No. 33 to the Registration Statement of PIMCO Advisors Funds (File No. 2-87203) on November 30, 1995, and incorporated by reference herein.
/2/	Filed with Post-Effective Amendment No. 27 on January 16, 1996, and incorporated by reference herein.
/3/	Filed with Post-Effective Amendment No. 28 on April 1, 1996, and incorporated by reference herein.
/4/	Filed with Registration Statement on Form N-14 (File No. 333-12871) on September 27, 1996, and incorporated by reference herein.
/5/	Filed with Post Effective Amendment No. 33 on January 13, 1997, and incorporated by reference herein.
/6/	Filed with Post-Effective Amendment No. 36 on July 11, 1997, and incorporated by reference herein.
/7/	Filed with Post-Effective Amendment No. 37 on November 17, 1997, and incorporated by reference herein.
/8/	Filed with Post-Effective Amendment No. 39 on January 15, 1998, and incorporated by reference herein.
/9/	Filed with Post-Effective Amendment No. 40 on March 13, 1998, and incorporated by reference herein.
/10/	Filed with Post-Effective Amendment No. 41 on July 31, 1998, and incorporated by reference herein.
/11/	Filed with Post-Effective Amendment No. 42 on September 11, 1998, and incorporated by reference herein.
/12/	Filed with Post-Effective Amendment No. 43 on January 15, 1999, and incorporated by reference herein.
/13/	Filed with Post-Effective Amendment No. 44 on April 2, 1999, and incorporated by reference herein.
/14/	Filed with Post-Effective Amendment No. 45 on May 26, 1999, and incorporated by reference herein.

/15/	Filed with Post-Effective Amendment No. 46 on June 17, 1999, and incorporated by reference herein.
/16/	Filed with Post-Effective Amendment No. 50 on October 1, 1999, and incorporated by reference herein.
/17/	Filed with Amendment No. 55 to the Registration Statement under the Investment Company Act of 1940 on October 8, 1999, and incorporated by reference herein.
/18/	Filed with Post-Effective Amendment No. 51 on October 22, 1999, and incorporated by reference herein.
/19/	Filed with Post-Effective Amendment No. 52 on December 15, 1999, and incorporated by reference herein.
/20/	Filed with Amendment No. 61 to the Registration Statement under the Investment Company Act of 1940 on May 16, 2000, and incorporated by reference herein.
/21/	Filed with Post-Effective Amendment No. 54 on May 18, 2000, and incorporated by reference herein.
/22/	Filed with Post-Effective Amendment No. 55 on August 1, 2000, and incorporated by reference herein.
/23/	Filed with Post-Effective Amendment No. 57 on August 31, 2000, and incorporated by reference herein.
/24/	Filed with Post-Effective Amendment No. 58 on September 29, 2000, and incorporated by reference herein.
/25/	Filed with Post-Effective Amendment No. 60 on May 17, 2001, and incorporated by reference herein.
/26/	Filed with Post-Effective Amendment No. 61 on July 31, 2001, and incorporated by reference herein.
/27/	Filed with Post-Effective Amendment No. 65 on April 1, 2002, and incorporated by reference herein.
/28/	Filed with Post-Effective Amendment No. 68 on June 28, 2002, and incorporated by reference herein.
/29/	Filed with Post-Effective Amendment No. 74 on December 30, 2002, and incorporated by reference herein.

/30/	Filed with Post-Effective Amendment No. 78 on June 30, 2003, and incorporated by reference herein.
/31/	Filed with Post-Effective Amendment No. 81 on July 31, 2003, and incorporated by reference herein.
**	To be filed by amendment.

Item 24.	Persons Controlled by or Under Common Control With Registrant

No person is controlled by or under common control with the Registrant.

Item 25.	Indemnification

Reference is made to Article IV of the Registrant’s Declaration of Trust, which was filed with the Registrant’s initial Registration Statement.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26.	Business and Other Connections of Investment Adviser

The directors and officers of PIMCO and their business and other connections are as follows:

Name	Business and Other Connections
Ahto, Laura A.	Senior Vice President, PIMCO and PIMCO Europe Limited.

Anderson, Joshua M.	Vice President, PIMCO.

Andrews, David S.	Senior Vice President, PIMCO.

Arnold, Tamara J.	Executive Vice President, PIMCO.

Name	Business and Other Connections
Asay, Michael R.	Executive Vice President, PIMCO.

Baker, Brian P.	Senior Vice President, PIMCO and PIMCO Asia PTE Limited.

Banno, Denise C.	Senior Vice President, PIMCO.

Beaumont, Stephen B.	Senior Vice President, PIMCO.

Benz II, William R.	Managing Director and Executive Committee Member, PIMCO.

Beyer, Nicolette	Vice President, PIMCO and PIMCO Europe Limited.

Bhansali, Vineer	Executive Vice President, PIMCO.

Bishop, Gregory A.	Senior Vice President, PIMCO, the Trust and PIMCO Variable Insurance Trust.

Borneleit, Adam	Vice President, PIMCO.

Brittain, W.H. Bruce	Senior Vice President, PIMCO.

Brown, Erik C.	Vice President, PIMCO; Assistant Treasurer, the Trust, PIMCO Variable Insurance Trust, PIMCO Commercial Mortgage Securities Trust, Inc., PIMCO Funds: Multi-Manager Series, and PIMCO Strategic Global Government Fund, Inc.

Brynjolfsson, John B.	Managing Director, PIMCO.

Burns, R. Wesley	Director, PIMCO; President and Trustee of the Trust and PIMCO Variable Insurance Trust; President and Director of PIMCO Commercial Mortgage Securities Trust, Inc.; Director, PIMCO Funds: Global Investors Series plc and PIMCO Global Advisors (Ireland) Limited; Senior Vice President, PIMCO Strategic Global Government Fund, Inc.

Burton, Kirsten	Vice President, PIMCO.

Callin, Sabrina C.	Senior Vice President, PIMCO; Vice President, StocksPLUS Management, Inc.

Chipp, William	Vice President, PIMCO.

Name	Business and Other Connections

Clark, Marcia K.	Vice President, PIMCO.

Conseil, Cyrille	Senior Vice President, PIMCO.

Cullinan, William E.	Vice President, PIMCO.

Cummings, Doug	Vice President, PIMCO.

Cummings, John B.	Vice President, PIMCO.

Cupps, Wendy W.	Executive Vice President, PIMCO.

Dada, Suhail	SeniorVice President, PIMCO.

Danielson, Brigitte	Vice President, PIMCO.

Dawson, Craig A.	Senior Vice President, PIMCO.

Dialynas, Chris P.	Managing Director, PIMCO.

Dorff, David J.	Senior Vice President, PIMCO.

Dunn, Anita	Vice President, PIMCO.

Durham, Jennifer E.	Vice President, PIMCO.

Easterday, Jeri A.	Vice President, PIMCO.

Eberhardt, Michael	Vice President, PIMCO and PIMCO Europe Limited.

El-Erian, Mohamed A.	Managing Director, PIMCO; Senior Vice President, PIMCO Strategic Global Government Fund, Inc.

Ellis, Edward L.	Vice President, PIMCO.

Estep, Bret W.	Vice President, PIMCO.

Evans, Stephanie D.	Vice President, PIMCO.

Fields, Robert A.	Vice President, PIMCO.

Name	Business and Other Connections

Fisher, Marcellus M.	Senior Vice President, PIMCO.

Foss, Kristine L.	Vice President, PIMCO.

Fournier, Joseph A.	Vice President, PIMCO and PIMCO Asia PTE Limited.

Foxall, Julian	Vice President, PIMCO and PIMCO Australia Pty Limited.

Frisch, Ursula T.	Senior Vice President, PIMCO.

Fulford III, Richard F.	Vice President, PIMCO.

Gagne, Darius	Vice President, PIMCO.

Garbuzov, Yuri P.	Senior Vice President, PIMCO.

Gleason, G. Steven	Senior Vice President, PIMCO.

Goldman, Stephen S.	Senior Vice President, PIMCO and PIMCO Europe Limited.

Gomez, Michael A.	Vice President, PIMCO.

Gore, Gregory T.	Vice President, PIMCO.

Graber, Gregory S.	Vice President, PIMCO.

Greer, Robert J.	Vice President, PIMCO

Gross, William H.	Managing Director and Executive Committee Member, PIMCO; Director and Vice President, StocksPLUS Management, Inc.; Senior Vice President of the Trust and PIMCO Variable Insurance Trust.

Gupta, Shailesh	Vice President, PIMCO and PIMCO Europe Limited.

Hague, John L.	Managing Director, PIMCO.

Hally, Gordon C.	Executive Vice President, PIMCO.

Hamalainen, Pasi M.	Managing Director, PIMCO; Senior Vice President, PIMCO Strategic Global Government Fund, Inc.

Name	Business and Other Connections

Hardaway, John P.	Senior Vice President, PIMCO; Vice President, StocksPLUS Management, Inc.; Treasurer, the Trust, PIMCO Commercial Mortgage Securities Trust, Inc., PIMCO Variable Insurance Trust, PIMCO Funds: Multi-Manager Series and PIMCO Strategic Global Government Fund, Inc.

Harris, Brent R.	Managing Director and Executive Committee Member, PIMCO; Director and Vice President, StocksPLUS Management, Inc.; Trustee and Chairman of the Trust and PIMCO Variable Insurance Trust; Director and Chairman, PIMCO Commercial Mortgage Securities Trust, Inc.; Chairman and President, PIMCO Strategic Global Government Fund, Inc.

Harrison, Paul	Vice President, PIMCO and PIMCO Australia Pty. Ltd.

Harumi, Kazunori	Vice President, PIMCO and PIMCO Japan Limited.

Hastings, Arthur J.	Vice President, PIMCO.

Hayes, Ray C.	Senior Vice President, PIMCO, the Trust and PIMCO Variable Insurance Trust.

Hinman, David C.	Executive Vice President, PIMCO.

Hodge, Douglas M.	Managing Director, PIMCO and PIMCO Asia Pacific.

Holden, Brent L.	Managing Director, PIMCO.

Holloway, Dwight F., Jr.	Executive Vice President, PIMCO and PIMCO Europe Limited.

Horsington, Simon	Vice President, PIMCO and PIMCO Europe Limited.

Hsu, Lori C.	Vice President, PIMCO.

Hudoff, Mark T.	Executive Vice President, PIMCO and PIMCO Europe Limited.

Hudson, James	Vice President, PIMCO and PIMCO Europe Limited.

Isberg, Margaret E.	Managing Director, PIMCO; Senior Vice President, the Trust and PIMCO Variable Insurance Trust.

Name	Business and Other Connections

Ishida, Koji	Vice President, PIMCO and PIMCO Japan Limited.

Ivascyn, Daniel J.	Senior Vice President, PIMCO, PIMCO Commercial Mortgage Securities Trust, Inc., and PIMCO Strategic Global Government Fund, Inc.

Jacobs IV, Lew W.	Executive Vice President, PIMCO.

Johnson, Elissa M.	Vice President, PIMCO and PIMCO Europe Limited.

Johnson, Kelly	Vice President, PIMCO.

Johnstone, Jim	Vice President, PIMCO, the Trust and PIMCO Variable Insurance Trust.

Katz, Joshua	Vice President, PIMCO.

Kawamura, Kenji	Vice President, PIMCO and PIMCO Japan Limited.

Kelleher III, Thomas J.	Vice President, PIMCO.

Keller, James M.	Managing Director, PIMCO.

Kelly, Benjamin M.	Vice President, PIMCO.

Kennedy, Raymond G., Jr.	Managing Director, PIMCO.

Kido, Masahiro	Vice President, PIMCO and PIMCO Japan Limited.

Kiesel, Mark R.	Executive Vice President, PIMCO.

King, J. Stephen, Jr.	Vice President, PIMCO and StocksPLUS Management, Inc.

King, Stephanie L.	Vice President, PIMCO.

Kirkbaumer, Steven P.	Senior Vice President, PIMCO, the Trust and PIMCO Variable Insurance Trust.

Kondo, Tetsuro	Vice President, PIMCO and PIMCO Japan Limited.

Kuhner, Kevin D.	Vice President, PIMCO, the Trust and PIMCO Variable Insurance Trust.

Name	Business and Other Connections

Lackey, W. M.	Vice President, PIMCO.

Larsen, Henrik P.	Vice President, PIMCO, the Trust, PIMCO Commercial Mortgage Securities Trust, Inc., PIMCO Variable Insurance Trust, PIMCO Funds: Multi-Manager Series, and PIMCO Strategic Global Government Fund, Inc.

Lehavi, Yanay	Vice President, PIMCO.

Lindgren, Peter L.	Senior Vice President, PIMCO and PIMCO Europe Limited.

Loftus, John S.	Managing Director, PIMCO; Senior Vice President, the Trust and PIMCO Variable Insurance Trust; Vice President and Assistant Secretary, StocksPLUS Management, Inc.

Low, Aaron	Vice President, PIMCO and PIMCO Asia PTE Limited.

Lown, David C.	Executive Vice President, PIMCO.

Ludwig, Jeffrey T.	Senior Vice President, PIMCO.

Makinoda, Naoto	Vice President, PIMCO and PIMCO Japan Limited.

Mallegol, Andre J.	Senior Vice President, PIMCO, the Trust and PIMCO Variable Insurance Trust.

Mariappa, Sudesh N.	Managing Director, PIMCO.

Maronilla, Ramon	Vice President, PIMCO and PIMCO Asia Pte.

Martin, Scott W.	Vice President, PIMCO.

Martini, Michael E.	Senior Vice President, PIMCO.

Masanao, Tomoya	Senior Vice President, PIMCO and PIMCO Japan Limited.

Mather, Scott A.	Executive Vice President, PIMCO.

Matsuhisa, Robert L.	Vice President, PIMCO.

Matsui, Akinori	Senior Vice President, PIMCO and PIMCO Japan Limited.

Name	Business and Other Connections

Mayuzumi, Sugako	Vice President, PIMCO and PIMCO Japan Limited.

McCann, Patrick Murphy	Vice President, PIMCO.

McCray, Mark V.	Executive Vice President, PIMCO.

McCulley, Paul A.	Managing Director, PIMCO.

McDevitt, Joseph E.	Executive Vice President, PIMCO; Director and Chief Executive Officer, PIMCO Europe Limited; Director, PIMCO Funds: Global Investors Series plc and PIMCO Global Advisors (Ireland) Limited.

Meehan, James P., Jr.	Senior Vice President, PIMCO.

Meiling, Dean S.	Managing Director, PIMCO.

Metsch, Mark E.	Vice President, PIMCO.

Mewbourne, Curtis A.	Executive Vice President, PIMCO.

Miller, John M.	Senior Vice President, PIMCO.

Miller, Kendall P., Jr.	Vice President, PIMCO.

Millimet, Scott A.	Senior Vice President, PIMCO.

Mitchell, Gail	Vice President, PIMCO, the Trust and PIMCO Variable Insurance Trust.

Moll, Jonathan D.	Executive Vice President, PIMCO.

Monson, Kirsten S.	Executive Vice President, PIMCO.

Moriguchi, Masabumi	Vice President, PIMCO and PIMCO Japan Limited.

Murata, Alfred T.	Vice President, PIMCO.

Name	Business and Other Connections

Muzzy, James F.	Managing Director, PIMCO; Chairman and Director, PIMCO Funds: Global Investors Series plc and PIMCO Global Advisors (Ireland) Limited; Director and Vice President, StocksPLUS Management, Inc.; Senior Vice President, the Trust and PIMCO Variable Insurance Trust.

Nercessian, Terence Y.	Vice President, PIMCO.

Nieves, Roger O.	Vice President, PIMCO.

Norris, John F.	Vice President, PIMCO.

Nguyen, Vinh T.	Controller, PIMCO; Vice President and Controller, Allianz Dresdner Asset Management of America L.P., Cadence Capital Management LLC, Cadence Capital Management, Inc., NFJ Investment Group L.P., NFJ Management, Inc., StocksPLUS Management, Inc., PIMCO Advisors Distributors LLC, PIMCO Advisors Advertising Agency, Inc., Oppenheimer Group, Inc., PIMCO Global Advisors LLC, PIMCO Equity Advisors LLC, PIMCO Equity Partners LLC, Nicholas Applegate Holdings LLC, Oppenheimer Capital LLC, OCC Distributors LLC, OpCap Advisors LLC, Allianz Hedge Fund Partners L.P., PIMCO Advisors Managed Accounts LLC, and Allianz Private Client Services LLC.

O’Connell, Gillian	Vice President, PIMCO and PIMCO Europe Limited.

Okamura, Shigeki	Senior Vice President, PIMCO and PIMCO Japan Limited.

Okun, Ric	Vice President, PIMCO.

Ongaro, Douglas J.	Senior Vice President, PIMCO; Senior Vice President, the Trust and PIMCO Variable Insurance Trust.

Otterbein, Thomas J.	Executive Vice President, PIMCO.

Palghat, Kumar N.	Senior Vice President, PIMCO and PIMCO Australia Pty Limited.

Palmer, Richard H.	Vice President, PIMCO.

Pan, Evan T.	Vice President, PIMCO and PIMCO Japan Limited.

Name	Business and Other Connections

Pardi, Peter Paul	Senior Vice President, PIMCO and PIMCO Europe Limited.

Parikh, Saumil H.	Vice President, PIMCO.

Paulson, Bradley W.	Senior Vice President, PIMCO.

Perez, Keith	Senior Vice President, PIMCO.

Pflug, Bruce	Senior Vice President, PIMCO; Vice President, the Trust and PIMCO Variable Insurance Trust.

Phansalkar, Mohan V.	Executive Vice President, Chief Legal Officer and Assistant Secretary, PIMCO; Secretary, StocksPLUS Management, Inc.

Philipp, Elizabeth M.	Executive Vice President, PIMCO.

Pittman, David J.	Vice President, PIMCO, the Trust and PIMCO Variable Insurance Trust.

Plein, Jeffrey L.	Vice President, PIMCO and PIMCO Japan Limited.

Podlich III, William F.	Managing Director, PIMCO.

Porterfield, Mark	Senior Vice President, PIMCO.

Powers, William C.	Managing Director and Executive Committee Member, PIMCO; Senior Vice President, PIMCO Commercial Mortgage Securities Trust, Inc.

Prince, Jennifer L.	Vice President, PIMCO.

Qu, Wendong	Vice President, PIMCO.

Ramsey, James	Senior Vice President, PIMCO.

Ravano, Emanuele	Executive Vice President, PIMCO and PIMCO Europe Limited.

Reimer, Danelle J.	Vice President, PIMCO.

Reimer, Ronald M.	Vice President, PIMCO.

Name	Business and Other Connections

Reisz, Paul W.	Vice President, PIMCO.

Repoulis, Yiannis	Vice President, PIMCO and PIMCO Europe Limited.

Rodgerson, Carol E.	Vice President, PIMCO.

Rodosky, Stephen A.	Vice President, PIMCO.

Rollins, Melody	Vice President, PIMCO.

Romano, Mark A.	Senior Vice President, PIMCO; Senior Vice President, the Trust and PIMCO Variable Insurance Trust.

Roney, Scott L.	Senior Vice President, PIMCO.

Rosiak, Jason R.	Vice President, PIMCO.

Rowe, Cathy T.	Vice President, PIMCO.

Ruthen, Seth R.	Executive Vice President, PIMCO.

Sargent, Jeffrey M.	Senior Vice President, PIMCO, the Trust, PIMCO Commercial Mortgage Securities Trust, Inc., PIMCO Variable Insurance Trust, PIMCO Funds: Multi-Manager Series, and PIMCO Strategic Global Government Fund, Inc.

Schmider, Ernest L.	Managing Director and Secretary, PIMCO; Director and Assistant Secretary, StocksPLUS Management, Inc.

Scholey, Leland T.	Senior Vice President, PIMCO, the Trust and PIMCO Variable Insurance Trust.

Schucking, Ivor E.	Senior Vice President, PIMCO.

Schulist, Stephen O.	Senior Vice President, PIMCO.

Scibisz, Iwona E.	Vice President, PIMCO.

Seliga, Denise C.	Senior Vice President, PIMCO.

Sellers, Devin L.	Vice President, PIMCO.

Name	Business and Other Connections

Shaler, Timothy L.	Vice President, PIMCO.

Sharp, William E.	Vice President, PIMCO.

Sheehy, Erica H.	Vice President, PIMCO.

Simon, W. Scott	Executive Vice President, PIMCO.

Spalding, Scott M.	Vice President, PIMCO, the Trust and PIMCO Variable Insurance Trust.

Stauffer, Christina	Vice President, PIMCO, the Trust and PIMCO Variable Insurance Trust.

Strelow, Peter G.	Vice President, PIMCO.

Stuttard, Jamie	Vice President, PIMCO and PIMCO Europe Limited.

Takano, Makoto	Executive Vice President, PIMCO and PIMCO Japan Limited.

Takechi, Yoichi	Vice President, PIMCO and PIMCO Japan Limited.

Telish, Christine M.	Vice President, PIMCO.

Theodore, Kyle J., Jr.	Senior Vice President, PIMCO.

Thomas, Lee R.	Managing Director, PIMCO; Member, PIMCO Partners LLC.

Thompson, William S.	Chief Executive Officer, Managing Director and Executive Committee Member, PIMCO; Director and President, StocksPLUS Management, Inc.; Senior Vice President, the Trust, PIMCO Commercial Mortgage Securities Trust, Inc. and PIMCO Variable Insurance Trust.

Thurston, Powell C.	Vice President, PIMCO.

Tyson, Richard E.	Senior Vice President, PIMCO.

Vallarta-Jordal, Maria-Theresa F.	Vice President, PIMCO.

Van de Zilver, Peter A.	Vice President, PIMCO.

Name	Business and Other Connections

van Heel, Marc	Senior Vice President, PIMCO and PIMCO Europe Limited.

Weil, Richard M.	Managing Director and Chief Operating Officer, PIMCO.

Willemsen, Michael J.	Vice President, PIMCO, the Trust, PIMCO Variable Insurance Trust, PIMCO Commercial Mortgage Securities Trust, Inc., and PIMCO Strategic Global Government Fund, Inc.

Wilson, Barry L.	Vice President, PIMCO.

Wilson, John F.	Executive Vice President, PIMCO and PIMCO Australia Pty Limited.

Wilson, Susan L.	Executive Vice President, PIMCO.

Witham, Tamara L.	Vice President, PIMCO.

Wood, George H.	Executive Vice President, PIMCO.

Worah, Mihir P.	Vice President, PIMCO.

Wyman, Charles C.	Executive Vice President, PIMCO.

Young, David	Senior Vice President, PIMCO and PIMCO Europe Limited.

Yu, Cheng-Yuan	Senior Vice President, PIMCO.

Yu, Walter	Vice President, PIMCO.

Zhu, Changhong	Executive Vice President, PIMCO.

The address of PIMCO is 840 Newport Center Drive, Newport Beach, CA 92260.

The address of Allianz Dresdner Asset Management of America L.P. is 888 San Clemente Drive, Suite 100, Newport Beach, CA 92660.

The address of PIMCO Advisors Distributors LLC is 2187 Atlantic Street, Stamford, CT 06902.

Item 27.	Principal Underwriters

(a)	PIMCO Advisors Distributors LLC (the “Distributor”) serves as Distributor of Shares of the Trust. The Distributor also acts as the principal underwriter for PIMCO Funds: Multi-Manager Series. The Distributor is an indirect subsidiary of Allianz Dresdner Asset Management of America L.P.

(b)

Name and Principal Business Address*	Positions and Offices with Underwriter	Positions and Offices with Registrant
Aarts, Erik M.	Senior Vice President, Portfolio Specialist—Fixed Income Product Manager	None

Andresen, Kiley	Vice President, Senior National Accounts Manager	None

Baca, Lincoln	Senior Vice President, Manager RIA—Equity Sales	None

Barnes, Donna E.	Compliance Officer	None

Bowry, Tom	Vice President	None

Brannan, Mike	Senior Vice President	None

Brennan, Deborah P.	Vice President, Compliance Officer	None

Brown, Matt	Senior Vice President	None

Bruce, Fred	Vice President	None

Burke, Martin	Senior Vice President	None

Cahill, Paul	Vice President	None

Colombo, Cindy	Vice President, Retirement Plans	None

Cotton, Lesley	Vice President, Senior Marketing Writer	None

Name and Principal Business Address*	Positions and Offices with Underwriter	Positions and Offices with Registrant
Coyne, Patrick	Vice President, Portfolio Specialist—Equities	None

DeNicolo, Paul	Vice President	None

Fessel, Jonathan P.	Senior Vice President	None

Gallagher, Michael J.	Vice President	None

Gengo, Joseph	Vice President	None

Gray, Ronald H.	Senior Vice President	None

Hally, Dan	Vice President	None

Ham, JoAnn	Senior Vice President	None

Hammond, Ned	Senior Vice President	None

Hayes, Derek B.	Senior Vice President, Mutual Fund Operations	None

Hooper, Kristina	Vice President, Portfolio Specialist—Equities	None

Horan, Christopher	Vice President	None

Howell, Steve	Vice President, Mutual Fund Operations	None

Hussey, John B.	Vice President	None

Jacobs, Brian	Managing Director, National Sales Director	None

Jobe, Stephen R.	Senior Vice President, Marketing	None

Kanode, Dustin	Vice President	None

Laing, Andy	Vice President	None

Name and Principal Business Address*	Positions and Offices with Underwriter	Positions and Offices with Registrant
Laut, Stephen	Senior Vice President	None

Lynch, William E.	Senior Vice President, Divisional Sales Manager	None

Maginn, Stephen	Managing Director, Head of US Sales	None

Maloney, Andy	Vice President	None

Maney, John	Chief Financial Officer and Treasurer	None

Mariano, Anne-Marie	Compliance Officer	None

McAdams, Ann	Vice President	None

McMenamin, Joseph	Senior Vice President	None

Meyer, Wayne	Senior Vice President	None

Meyers, Andrew J.	Managing Director, Head of Marketing and Strategic Planning	None

Milburn, Lee	Senior Vice President	None

Moyer, Fiora N.	Senior Vice President	None

Murphy, George	Vice President	None

Neugebauer, Phil J.	Managing Director, Public Relations and Product Management	None

Nguyen, Vinh T.	Vice President, Controller	None

Orr, Kelly	Vice President	None

Parker, Gregory	Vice President	None

Pearlman, Joffrey H.	Senior Vice President	None

Name and Principal Business Address*	Positions and Offices with Underwriter	Positions and Offices with Registrant

Pisapia, Glynne	Senior Vice President	None

Poli, Frank C.	Vice President, Compliance Officer	None

Quigley, Jennifer	Vice President	None

Rokose, Bob	Vice President, Controller	None

Rose, Scott	Vice President	None

Rosoff, Jay	Senior Vice President	None

Ross, Jane	Marketing Compliance Officer	None

Rudman, Stephen	Senior Vice President	None

Russo, Anne Marie	Vice President, Human Resources	None

St. Jean, Jennifer	Senior Marketing Compliance Officer	None

Saigol, Shahid	Vice President	None

Sambrook, Jim	Vice President, Manager, Information Systems	None

Schott, Newton B., Jr.	Managing Director, Chief Administrative Officer and Secretary	None

Smith, Cathy	Senior Vice President, Communications Director	None

Smith Jr., Eugene M.	Senior Vice President, Design Director	None

Smith, Marty	Senior Vice President	None

Smith, Stewart	Assistant Secretary	None

Teceno, Fred	Vice President	None

Name and Principal Business Address*	Positions and Offices with Underwriter	Positions and Offices with Registrant

Thomas, William H., Jr.	Senior Vice President	None

Thompson, Kate	Vice President, National Account Manager	None

Treadway, Stephen J.	Managing Director and Chief Executive Officer	None

Troyer, Paul H.	Senior Vice President	None

Vlachos, Teresa	Vice President, Sales Desk Manager	None

Ward, James	Director of Human Resources	None

Willett, Nick	Senior Vice President	None

Zimmerman, Glen A.	Vice President	None

*	The business address of all officers of the Distributor is either 2187 Atlantic Street, Stamford, CT 06902 or 800 Newport Center Drive, Newport Beach, CA 92660.

Item 28.	Location of Accounts and Records

The account books and other documents required to be maintained by Registrant pursuant to Section 22(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of Pacific Investment Management Company, 840 Newport Center Drive, Newport Beach, California 92660, State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, Missouri 64105, and Shareholder Services, Inc., P.O. Box 5866, Denver, Colorado 80217.

Item 29.	Management Services

Not applicable

Item 30.	Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 84 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on the 13th day of August, 2003.

PIMCO FUNDS
(Registrant)

By:
R. Wesley Burns*
President

*By:	/s/ Robert W. Helm
Robert W. Helm, as attorney-in-fact

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

Brent R. Harris*	Trustee	August 13, 2003

William J. Popejoy*	Trustee	August 13, 2003

Vern O. Curtis*	Trustee	August 13, 2003

E. Philip Cannon**	Trustee	August 13, 2003

J. Michael Hagan**	Trustee	August 13, 2003

R. Wesley Burns*	President (Principal Executive Officer)	August 13, 2003

John P. Hardaway*	Treasurer (Principal Financial and Accounting Officer)	August 13, 2003

*By:	/s/ Robert W. Helm
Robert W. Helm,
as attorney-in-fact

*	Pursuant to power of attorney filed with Post-Effective Amendment No. 36 to Registration Statement No. 33-12113 on July 11, 1997.
**	Pursuant to power of attorney filed with Post-Effective Amendment No. 54 to the Registration Statement No. 33-12113.